UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II

                                         BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

                                         BlackRock Strategic Income Opportunities Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2016

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Argentina — 0.9%
Banco de Galicia y Buenos Aires SA, 8.25%, 7/19/26 (a)(b)	USD	250	$273,750
Banco Hipotecario SA, 9.75%, 11/30/20 (a)		200	228,500

			502,250
Brazil — 1.0%
Vale SA, 5.63%, 9/11/42		655	550,200
Colombia — 0.6%
Pacific Exploration & Production Corp.:
5.38%, 1/26/19		480	88,800
7.25%, 12/12/21		1,270	236,537

			325,337
Russia — 4.3%
ALROSA Finance SA, 7.75%, 11/03/20		1,500	1,710,198
Evraz Group SA, 8.25%, 1/28/21		682	745,085

			2,455,283
Total Corporate Bonds — 6.8%			3,833,070

Foreign Agency Obligations
Argentina — 1.0%
YPF SA, 31.35%, 7/07/20 (b)		507	591,162
Brazil — 4.8%
Petrobras Global Finance BV, 6.85%, 6/05/2115		3,212	2,717,352
Kazakhstan — 1.8%
KazMunayGas National Co. JSC, 5.75%, 4/30/43		1,014	1,024,140
Russia — 7.3%
Gazprom OAO Via Gaz Capital SA:
8.63%, 4/28/34		1,256	1,651,484
7.29%, 8/16/37		2,072	2,441,313

			4,092,797

Foreign Agency Obligations		Par (000)	Value
South Africa — 1.0%
Eskom Holdings SOC Ltd., 7.13%, 2/11/25 (a)	USD	560	$575,221
Venezuela — 8.1%
Petroleos de Venezuela SA:
8.50%, 11/02/17		1,570	1,347,731
9.00%, 11/17/21		535	303,316
9.75%, 5/17/35		5,564	2,887,651

			4,538,698
Total Foreign Agency Obligations — 24.0%			13,539,370

Foreign Government Obligations
Angola — 1.3%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19		740	739,648
Argentina — 9.9%
Argentina Bonar Bonds, 7.00%, 4/17/17		2,822	2,880,656
Province of Salta, Argentina, 9.13%, 7/07/24 (a)		400	439,500
Provincia de Buenos Aires:
10.88%, 1/26/21		100	117,000
9.13%, 3/16/24 (a)		933	1,043,794
9.63%, 4/18/28		233	276,688
Republic of Argentina, 7.63%, 4/22/46 (a)		708	798,624

			5,556,262
Belarus — 3.3%
Republic of Belarus, 8.95%, 1/26/18		1,800	1,884,600
Colombia — 3.0%
Republic of Colombia:
7.75%, 4/14/21	COP	2,120,000	781,461
10.00%, 7/24/24		1,051,000	433,270
9.85%, 6/28/27		1,105,000	467,606

			1,682,337

Portfolio Abbreviations
ABS	Asset-Backed Security	ETF	Exchange-Traded Fund	PEN	Peruvian Nuevo Sol
AGM	Assurance Guaranty Municipal Corp.	EUR	Euro	PHP	Philippine Peso
AKA	Also Known As	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-kind
AMBAC	AMBAC Assurance Corp.	FKA	Formerly Known As	PLN	Polish Zloty
ARS	Argentine Peso	FTSE	Financial Times Stock Exchange	RB	Revenue Bonds
AUD	Australian Dollar	GBP	British Pound	REMIC	Real Estate Mortgage Investment Conduit
BRL	Brazilian Real	GO	General Obligation Bonds	RUB	Russian Ruble
BUBOR	Budapest Interbank Offered Rate	HKD	Hong Kong Dollar	SAR	Saudi Arabian Riyal
BZDIOVER	Overnight Brazil CETIP - Interbank Rate	HUF	Hungarian Forint	SEK	Swedish Krona
CAD	Canadian Dollar	IDR	Indonesian Rupiah	SGD	Singapore Dollar
CBOE	Chicago Board Options Exchange	INR	Indian Rupee	SPDR	Standard & Poor’s Depositary Receipts
CDO	Collateralized Debt Obligation	JPY	Japanese Yen	STIBOR	Stockholm Interbank Offered Rate
CHF	Swiss Franc	KRW	South Korean Won	TBA	To-be-announced
CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate	THB	Thai Baht
CLP	Chilean Peso	MXIBTIIE	Mexico Interbank TIIE 28 Day	TRY	Turkish Lira
CNH	Chinese Yuan Offshore	MXN	Mexican Peso	TWD	Taiwan New Dollar
CNY	Chinese Yuan	MYR	Malaysian Ringgit	USD	US Dollar
COOIS	Colombia Overnight Interbank Reference Rate	NOK	Norwegian Krone	WIBOR	Warsaw Interbank Offered Rate
COP	Colombian Peso	NZD	New Zealand Dollar	WTI	West Texas Intermediate
CZK	Czech Koruna	OTC	Over-the-counter	ZAR	South African Rand

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Foreign Government Obligations		Par (000)	Value
Dominican Republic — 1.4%
Dominican Republic:
6.88%, 1/29/26 (a)	USD	190	$219,925
7.45%, 4/30/44 (a)		484	574,750

			794,675
Ghana — 4.1%
Republic of Ghana:
9.25%, 9/15/22 (a)		570	584,113
8.13%, 1/18/26		1,867	1,734,051

			2,318,164
Indonesia — 1.2%
Republic of Indonesia:
8.38%, 9/15/26	IDR	5,131,000	427,157
8.25%, 5/15/36		3,273,000	270,295

			697,452
Mexico — 6.1%
United Mexican States:
4.75%, 6/14/18	MXN	16,059	820,798
8.50%, 12/13/18		48,287	2,641,571

			3,462,369
Nigeria — 0.5%
Federal Republic of Nigeria, 6.38%, 7/12/23	USD	280	275,464
Panama — 0.0%
Republic of Panama, 9.38%, 4/01/29		1	1,548
Peru — 0.3%
Republic of Peru, 6.35%, 8/12/28	PEN	600	177,357
Poland — 3.0%
Republic of Poland:
5.25%, 10/25/17	PLN	3,000	814,509
3.75%, 4/25/18		3,139	846,666

			1,661,175
Russia — 2.9%
Russian Federation, 8.15%, 2/03/27	RUB	99,821	1,605,545
Serbia — 4.2%
Republic of Serbia, 5.88%, 12/03/18	USD	2,250	2,383,875

Foreign Government Obligations		Par (000)	Value
Turkey — 2.8%
Republic of Turkey, 4.88%, 4/16/43	USD	1,706	$1,592,056
Ukraine — 5.0%
Ukraine Government:
7.75%, 9/01/19		1,293	1,276,514
7.75%, 9/01/21		1,557	1,510,601

			2,787,115
Venezuela — 2.3%
Bolivarian Republic of Venezuela:
7.75%, 10/13/19		524	321,814
11.95%, 8/05/31		1,617	970,320

			1,292,134
Zambia — 2.5%
Republic of Zambia, 8.97%, 7/30/27		1,410	1,390,753
Total Foreign Government Obligations — 53.8%			30,302,529

U.S. Treasury Obligations — 4.4%
U.S. Treasury Notes, 0.63%, 6/30/18		2,500	2,494,530
Total Long-Term Investments (Cost — $46,557,096) — 89.0%			50,169,499

Short-Term Securities		Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (c)(d)		2,694,147	2,694,147
Total Short-Term Securities (Cost — $2,694,147) — 4.8%			2,694,147
Total Investments (Cost — $49,251,243*) — 93.8%			52,863,646
Other Assets Less Liabilities — 6.2%			3,470,136

Net Assets — 100.0%			$56,333,782

Notes to Schedule of Investments

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$49,648,507

Gross unrealized appreciation	$3,375,009
Gross unrealized depreciation	(159,870)

Net unrealized appreciation	$3,215,139

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	During the period ended September 30, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,616,720	(6,616,720)	—	—	$10,223
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	2,694,147	2,694,147	$2,694,147	1,369
Total				$2,694,147	$11,592

(d)	Current yield as of period end.

2	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration		Notional Value	Unrealized Appreciation
(8)	U.S. Ultra Treasury Bonds	December 2016	USD	1,471,000	$1,489

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	362,317	USD	277,529	Citibank N.A.	10/13/16	$ (315)
AUD	2,012,839	USD	1,518,504	Citibank N.A.	10/13/16	21,544
AUD	371,659	USD	283,817	Deutsche Bank AG	10/13/16	544
AUD	3,646,223	USD	2,792,926	JPMorgan Chase Bank N.A.	10/13/16	(3,156)
BRL	918,327	USD	282,754	BNP Paribas S.A.	10/13/16	(1,458)
BRL	1,838,640	USD	566,607	Deutsche Bank AG	10/13/16	(3,407)
BRL	1,834,630	USD	565,546	HSBC Bank PLC	10/13/16	(3,574)
BRL	918,549	USD	281,936	JPMorgan Chase Bank N.A.	10/13/16	(573)
BRL	4,119,329	USD	1,256,621	Morgan Stanley & Co. International PLC	10/13/16	5,185
BRL	4,580,989	USD	1,397,922	UBS AG	10/13/16	5,297
CAD	206,145	USD	155,914	JPMorgan Chase Bank N.A.	10/13/16	1,231
CLP	1,881,548,345	USD	2,836,220	Deutsche Bank AG	10/13/16	21,668
CNH	22,201,435	USD	3,323,319	HSBC Bank PLC	10/13/16	489
COP	206,611,026	USD	70,716	Bank of America N.A.	10/13/16	753
COP	1,637,766,260	USD	568,274	Citibank N.A.	10/13/16	(1,756)
COP	2,466,368,608	USD	859,063	Citibank N.A.	10/13/16	(5,924)
COP	4,144,143,351	USD	1,424,104	JPMorgan Chase Bank N.A.	10/13/16	9,391
COP	1,635,833,936	USD	569,184	Morgan Stanley & Co. International PLC	10/13/16	(3,334)
COP	4,107,059,871	USD	1,429,040	Morgan Stanley & Co. International PLC	10/13/16	(8,372)
EUR	255,724	USD	286,871	Citibank N.A.	10/13/16	576
EUR	1,361,400	USD	1,523,604	Citibank N.A.	10/13/16	6,682
EUR	2,251,228	USD	2,533,564	Citibank N.A.	10/13/16	(3,063)
EUR	82,748	USD	92,630	JPMorgan Chase Bank N.A.	10/13/16	383
EUR	3,554,842	USD	3,979,358	JPMorgan Chase Bank N.A.	10/13/16	16,474
GBP	964,145	USD	1,250,128	Citibank N.A.	10/13/16	(111)
HUF	155,076,793	USD	563,076	BNP Paribas S.A.	10/13/16	2,512
HUF	1,089,604,813	USD	3,936,007	Citibank N.A.	10/13/16	37,947
IDR	7,150,718,659	USD	553,033	BNP Paribas S.A.	10/13/16	(6,208)
IDR	25,771,905,367	USD	1,990,877	Deutsche Bank AG	10/13/16	(20,063)
IDR	3,688,668,012	USD	282,700	HSBC Bank PLC	10/13/16	(622)
IDR	4,757,190,357	USD	361,132	HSBC Bank PLC	10/13/16	2,657
IDR	23,394,479,693	USD	1,782,437	HSBC Bank PLC	10/13/16	6,572
INR	93,631,693	USD	1,405,417	HSBC Bank PLC	10/13/16	(2,424)
INR	96,801,199	USD	1,447,603	HSBC Bank PLC	10/13/16	2,883
INR	92,435,603	USD	1,374,456	Nomura International PLC	10/13/16	10,615
JPY	28,618,526	USD	283,141	BNP Paribas S.A.	10/13/16	(765)
JPY	149,724,308	USD	1,493,500	Citibank N.A.	10/13/16	(16,184)
JPY	321,272,040	USD	3,202,217	Deutsche Bank AG	10/13/16	(32,255)
JPY	139,567,912	USD	1,393,937	Morgan Stanley & Co. International PLC	10/13/16	(16,833)

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	818,279,578	USD	8,040,582	Nomura International PLC	10/13/16	$ 33,308
KRW	312,857,135	USD	282,362	HSBC Bank PLC	10/13/16	1,677
KRW	1,434,608,376	USD	1,279,986	JPMorgan Chase Bank N.A.	10/13/16	22,477
KRW	1,570,524,571	USD	1,405,265	JPMorgan Chase Bank N.A.	10/13/16	20,594
KRW	1,216,905,078	USD	1,107,889	Nomura International PLC	10/13/16	(3,076)
KRW	1,251,990,352	USD	1,131,999	Nomura International PLC	10/13/16	4,668
KRW	1,570,524,570	USD	1,405,014	Royal Bank of Scotland PLC	10/13/16	20,845
MXN	3,470,903	USD	174,952	Citibank N.A.	10/13/16	3,775
MXN	12,629,387	USD	636,587	Citibank N.A.	10/13/16	13,736
MXN	22,132,477	USD	1,127,293	Citibank N.A.	10/13/16	12,372
MXN	28,440,000	USD	1,467,072	Citibank N.A.	10/13/16	(2,615)
MXN	7,713,090	USD	388,866	JPMorgan Chase Bank N.A.	10/13/16	8,303
MXN	28,065,207	USD	1,414,947	JPMorgan Chase Bank N.A.	10/13/16	30,211
MXN	28,438,484	USD	1,465,824	JPMorgan Chase Bank N.A.	10/13/16	(1,445)
MXN	10,998,972	USD	567,938	Morgan Stanley & Co. International PLC	10/13/16	(1,570)
MYR	2,334,589	USD	565,207	Nomura International PLC	10/13/16	(1,112)
MYR	3,335,427	USD	808,294	UBS AG	10/13/16	(2,371)
MYR	4,117,357	USD	993,931	UBS AG	10/13/16	927
NZD	390,674	USD	284,866	JPMorgan Chase Bank N.A.	10/13/16	(553)
NZD	1,611,376	USD	1,181,806	JPMorgan Chase Bank N.A.	10/13/16	(9,130)
PEN	4,391,357	USD	1,306,174	Citibank N.A.	10/13/16	(9,777)
PHP	38,863,686	USD	801,148	Deutsche Bank AG	10/13/16	(28)
PLN	9,786,933	USD	2,534,943	Bank of America N.A.	10/13/16	23,670
PLN	1,091,923	USD	282,638	JPMorgan Chase Bank N.A.	10/13/16	2,825
RUB	92,769,897	USD	1,429,428	Bank of America N.A.	10/13/16	43,192
RUB	18,005,489	USD	286,119	JPMorgan Chase Bank N.A.	10/13/16	(302)
RUB	35,810,378	USD	558,490	JPMorgan Chase Bank N.A.	10/13/16	9,960
RUB	55,063,400	USD	860,366	JPMorgan Chase Bank N.A.	10/13/16	13,705
RUB	89,965,797	USD	1,408,356	JPMorgan Chase Bank N.A.	10/13/16	19,752
RUB	152,733,297	USD	2,345,863	JPMorgan Chase Bank N.A.	10/13/16	78,609
RUB	180,784,825	USD	2,866,415	JPMorgan Chase Bank N.A.	10/13/16	3,344
THB	4,504,074	USD	129,780	Bank of America N.A.	10/13/16	183
TRY	217,912	USD	72,469	Citibank N.A.	10/13/16	(52)
TRY	209,393	USD	69,634	HSBC Bank PLC	10/13/16	(48)
TRY	3,843,329	USD	1,285,910	Morgan Stanley & Co. International PLC	10/13/16	(8,691)
TRY	7,292,268	USD	2,465,853	Royal Bank of Scotland PLC	10/13/16	(42,479)
TWD	17,698,795	USD	565,457	Bank of America N.A.	10/13/16	(618)
TWD	4,458,835	USD	142,337	BNP Paribas S.A.	10/13/16	(37)
TWD	17,566,520	USD	561,231	HSBC Bank PLC	10/13/16	(613)
USD	571,433	AUD	745,996	Bank of America N.A.	10/13/16	662
USD	4,260,179	AUD	5,647,042	Citibank N.A.	10/13/16	(60,443)
USD	567,167	BRL	1,834,217	Citibank N.A.	10/13/16	5,321
USD	567,448	BRL	1,839,384	Citibank N.A.	10/13/16	4,020
USD	982,622	BRL	3,178,781	Citibank N.A.	10/13/16	8,918
USD	3,909,361	BRL	12,811,759	Deutsche Bank AG	10/13/16	(15,052)
USD	564,264	BRL	1,837,527	JPMorgan Chase Bank N.A.	10/13/16	1,405
USD	1,415,782	BRL	4,598,461	Morgan Stanley & Co. International PLC	10/13/16	7,212
USD	1,452,979	CAD	1,914,151	Citibank N.A.	10/13/16	(6,180)
USD	2,928,080	CAD	3,871,431	JPMorgan Chase Bank N.A.	10/13/16	(23,115)

4	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,303,047	CLP	877,537,219	HSBC Bank PLC	10/13/16	$ (29,846)
USD	2,773,876	CNH	18,575,258	Bank of America N.A.	10/13/16	(7,053)
USD	542,410	CNH	3,626,228	Deutsche Bank AG	10/13/16	(478)
USD	351,140	COP	1,025,924,562	Bank of America N.A.	10/13/16	(3,737)
USD	1,439,586	COP	4,223,743,886	Deutsche Bank AG	10/13/16	(21,445)
USD	568,943	COP	1,644,245,739	JPMorgan Chase Bank N.A.	10/13/16	184
USD	1,396,510	COP	4,070,825,934	Royal Bank of Scotland PLC	10/13/16	(11,625)
USD	8,502	CZK	205,290	JPMorgan Chase Bank N.A.	10/13/16	(37)
USD	493,511	EUR	440,434	Bank of America N.A.	10/13/16	(1,561)
USD	2,814,785	EUR	2,508,799	Bank of America N.A.	10/13/16	(5,239)
USD	563,926	EUR	503,802	BNP Paribas S.A.	10/13/16	(2,375)
USD	285,508	EUR	253,883	JPMorgan Chase Bank N.A.	10/13/16	130
USD	280,323	GBP	215,461	Citibank N.A.	10/13/16	977
USD	3,711,614	GBP	2,862,535	Citibank N.A.	10/13/16	328
USD	2,873,422	GBP	2,215,944	Morgan Stanley & Co. International PLC	10/13/16	443
USD	283,890	HUF	78,234,538	Bank of America N.A.	10/13/16	(1,443)
USD	1,110,035	HUF	307,291,010	Citibank N.A.	10/13/16	(10,702)
USD	1,575,677	HUF	429,206,526	Deutsche Bank AG	10/13/16	10,296
USD	573,103	IDR	7,484,721,611	Bank of America N.A.	10/13/16	736
USD	1,400,243	IDR	18,266,166,151	Bank of America N.A.	10/13/16	3,403
USD	580,450	IDR	7,531,340,410	BNP Paribas S.A.	10/13/16	4,518
USD	2,105,836	IDR	27,740,176,592	HSBC Bank PLC	10/13/16	(15,494)
USD	560,394	INR	37,473,532	HSBC Bank PLC	10/13/16	(1,116)
USD	1,416,745	INR	94,574,787	HSBC Bank PLC	10/13/16	(380)
USD	857,847	INR	57,284,912	UBS AG	10/13/16	(520)
USD	280,096	JPY	28,609,467	JPMorgan Chase Bank N.A.	10/13/16	(2,191)
USD	2,843,056	JPY	286,986,580	Morgan Stanley & Co. International PLC	10/13/16	11,385
USD	5,419,871	JPY	551,573,206	Nomura International PLC	10/13/16	(22,452)
USD	568,148	KRW	629,451,539	HSBC Bank PLC	10/13/16	(3,323)
USD	2,674,538	KRW	2,997,622,611	JPMorgan Chase Bank N.A.	10/13/16	(46,965)
USD	276,636	MXN	5,421,390	Citibank N.A.	10/13/16	(2,527)
USD	281,119	MXN	5,521,732	Citibank N.A.	10/13/16	(3,211)
USD	2,308,644	MXN	45,014,293	Deutsche Bank AG	10/13/16	(9,270)
USD	572,804	MXN	11,191,160	JPMorgan Chase Bank N.A.	10/13/16	(3,461)
USD	8,665,021	MXN	170,913,215	JPMorgan Chase Bank N.A.	10/13/16	(135,788)
USD	2,870,990	MXN	56,185,842	Morgan Stanley & Co. International PLC	10/13/16	(22,180)
USD	3,788,597	MYR	15,694,263	UBS AG	10/13/16	(3,532)
USD	561,916	NZD	774,286	JPMorgan Chase Bank N.A.	10/13/16	(1,570)
USD	1,181,806	NZD	1,611,376	JPMorgan Chase Bank N.A.	10/13/16	9,130
USD	2,271,017	NZD	3,139,495	JPMorgan Chase Bank N.A.	10/13/16	(13,745)
USD	1,292,526	PEN	4,391,357	Deutsche Bank AG	10/13/16	(3,871)
USD	847,349	PHP	40,935,422	BNP Paribas S.A.	10/13/16	3,523
USD	1,460,098	PHP	70,113,928	HSBC Bank PLC	10/13/16	14,799
USD	1,352,803	PHP	64,954,848	Nomura International PLC	10/13/16	13,851
USD	569,170	PLN	2,172,978	Deutsche Bank AG	10/13/16	1,085
USD	784,500	PLN	3,016,882	HSBC Bank PLC	10/13/16	(4,208)
USD	918,632	PLN	3,532,702	HSBC Bank PLC	10/13/16	(4,927)
USD	562,593	PLN	2,159,093	JPMorgan Chase Bank N.A.	10/13/16	(1,862)
USD	562,640	RUB	36,110,210	JPMorgan Chase Bank N.A.	10/13/16	(10,570)

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	570,630	RUB	36,063,842	JPMorgan Chase Bank N.A.	10/13/16	$ (1,843)
USD	831,173	RUB	53,361,324	JPMorgan Chase Bank N.A.	10/13/16	(15,879)
USD	849,642	RUB	54,377,082	JPMorgan Chase Bank N.A.	10/13/16	(13,534)
USD	2,011,737	RUB	129,133,392	JPMorgan Chase Bank N.A.	10/13/16	(38,113)
USD	2,615,666	RUB	170,299,503	JPMorgan Chase Bank N.A.	10/13/16	(87,650)
USD	129,375	THB	4,504,074	HSBC Bank PLC	10/13/16	(587)
USD	1,399,348	TRY	4,196,044	Citibank N.A.	10/13/16	4,915
USD	847,145	TRY	2,528,805	JPMorgan Chase Bank N.A.	10/13/16	6,770
USD	1,399,544	TRY	4,196,044	JPMorgan Chase Bank N.A.	10/13/16	5,111
USD	2,310,306	TRY	6,905,043	Morgan Stanley & Co. International PLC	10/13/16	15,615
USD	1,429,749	TRY	4,230,555	Royal Bank of Scotland PLC	10/13/16	23,846
USD	563,956	TWD	17,716,671	HSBC Bank PLC	10/13/16	(1,454)
USD	565,614	TWD	17,709,364	Nomura International PLC	10/13/16	437
USD	560,069	TWD	17,555,951	UBS AG	10/13/16	(212)
USD	286,349	ZAR	3,951,876	Citibank N.A.	10/13/16	(899)
USD	1,091,488	ZAR	15,007,421	Citibank N.A.	10/13/16	649
USD	1,355,031	ZAR	18,465,005	Citibank N.A.	10/13/16	12,872
USD	1,358,584	ZAR	18,990,624	Citibank N.A.	10/13/16	(21,781)
USD	1,429,863	ZAR	19,579,390	Citibank N.A.	10/13/16	6,703
USD	4,277,977	ZAR	59,620,030	Citibank N.A.	10/13/16	(55,602)
ZAR	1,926,223	USD	138,431	Bank of America N.A.	10/13/16	1,580
ZAR	17,113,695	USD	1,232,061	Bank of America N.A.	10/13/16	11,876
ZAR	8,110,000	USD	586,869	Citibank N.A.	10/13/16	2,620
ZAR	18,386,668	USD	1,350,650	Citibank N.A.	10/13/16	(14,185)
ZAR	12,414,639	USD	907,712	HSBC Bank PLC	10/13/16	(5,333)
ZAR	19,595,000	USD	1,433,536	Morgan Stanley & Co. International PLC	10/13/16	(9,241)
ARS	9,459,285	USD	526,980	BNP Paribas S.A.	1/09/17	58,684
ARS	10,031,453	USD	565,152	BNP Paribas S.A.	1/09/17	55,937
ARS	9,444,607	USD	539,384	JPMorgan Chase Bank N.A.	1/09/17	45,372
USD	188,619	ARA	3,042,428	BNP Paribas S.A.	1/09/17	250
USD	582,677	ARS	10,371,645	BNP Paribas S.A.	1/09/17	(59,475)
USD	487,153	ARS	8,895,408	Citibank N.A.	1/09/17	(63,599)
USD	498,014	ARS	8,864,653	Citibank N.A.	1/09/17	(50,834)
Total						$(291,530)

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.HY Series 26 Version 1	5.00%	6/20/21	USD	9,450	$(101,763)
iTraxx Europe Crossover Series 26 Version 1	5.00%	12/20/21	EUR	2,700	(28,971)
Total					$(130,734)

6	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.79%[1]	6-month EURIBOR	7/05/46	EUR	427	$ (3,781)
0.77%[1]	6-month EURIBOR	7/14/46	EUR	1,270	(1,075)
0.32%[1]	6-month JPY LIBOR	7/28/46	JPY	92,000	38,145
0.41%[1]	6-month JPY LIBOR	8/04/46	JPY	95,000	13,830
0.47%[1]	6-month JPY LIBOR	8/08/46	JPY	94,000	(2,169)
0.76%[1]	6-month EURIBOR	9/05/46	EUR	910	1,913
0.79%[1]	6-month EURIBOR	9/12/46	EUR	900	(5,095)
0.79%[1]	6-month EURIBOR	9/12/46	EUR	900	(6,086)
0.54%[1]	6-month JPY LIBOR	9/26/46	JPY	100,000	(19,451)
Total					$ 16,231

[1]	Fund pays the fixed rate and receives the floating rate.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date		Notional Amount (000)	Value	Premiums Paid	Unrealized Depreciation
Barclays Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	1,116	$ (3,882)	$ 27,543	$ (31,425)
Barclays Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	279	(970)	8,145	(9,115)
Lloyds TSB Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	1,648	(16,687)	23,484	(40,171)
Lloyds TSB Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	922	(9,337)	16,439	(25,776)
Royal Bank of Scotland Group PLC	1.00%	Citibank N.A.	6/20/21	EUR	762	10,654	22,543	(11,889)
Royal Bank of Scotland Group PLC	1.00%	Citibank N.A.	6/20/21	EUR	190	2,656	6,565	(3,909)
Lloyds TSB Bank PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	2,088	(21,144)	20,298	(41,442)
Royal Bank of Scotland PLC	1.00%	BNP Paribas S.A.	12/20/21	EUR	800	14,805	16,352	(1,547)
Royal Bank of Scotland PLC	1.00%	Morgan Stanley Capital Services LLC	12/20/21	EUR	1,200	22,282	23,760	(1,478)
CDX.EM Series 26 Version 1	1.00%	Citibank N.A.	12/20/21	USD	6,108	407,719	409,284	(1,565)
Republic of Colombia	1.00%	Citibank N.A.	12/20/21	USD	3,000	104,112	125,663	(21,551)
United Mexican States	1.00%	Citibank N.A.	12/20/21	USD	12,000	406,305	429,551	(23,246)
Total						$916,513	$1,129,627	$(213,114)

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date		Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Depreciation
11.88%[1]	1-day BZDIOVER	Deutsche Bank AG	1/04/21	BRL	4,398	$ (26,488)	—	$ (26,488)
11.92%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/21	BRL	7,493	(48,733)	—	(48,733)
2.26%[1]	6-month BUBOR	JPMorgan Chase Bank N.A.	5/12/26	HUF	335,000	(45,796)	—	(45,796)
2.05%[1]	6-month BUBOR	JPMorgan Chase Bank N.A.	7/14/26	HUF	160,000	(8,147)	—	(8,147)
Total						$(129,164)	—	$(129,164)

[1]	Fund pays the fixed rate and receives the floating rate.

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Corporate Bonds	—	$3,833,070	—	$3,833,070
Foreign Agency Obligations	—	13,539,370	—	13,539,370
Foreign Government Obligations	—	30,302,529	—	30,302,529
U.S. Treasury Obligations	—	2,494,530	—	2,494,530
Short-Term Securities	$2,694,147	—	—	2,694,147

Total	$2,694,147	$50,169,499	—	$52,863,646

Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	—	$877,099	—	$877,099
Interest rate contracts	$1,489	53,888	—	55,377
Liabilities:
Credit contracts	—	(343,848)	—	(343,848)
Foreign currency exchange contracts	—	(1,168,629)	—	(1,168,629)
Interest rate contracts	—	(166,821)	—	(166,821)
Total	$1,489	$(748,311)	—	$(746,822)

[1]

Derivative financial instruments are futures, forward foreign currency exchange contracts and swaps. Futures, forward foreign currency exchange contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash.	$303,197	—	—	$303,197
Foreign currency at value	2,626,099	—	—	2,626,099
Cash pledged:
Futures contracts	38,000	—	—	38,000
Centrally cleared swaps	1,196,000	—	—	1,196,000
Liabilities:
Cash received as collateral for OTC derivatives	—	$(850,000)	—	(850,000)

Total	$4,163,296	$(850,000)	—	$3,313,296

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	9

Consolidated Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Canada — 0.0%
Chesapeake Funding LLC:
Series 2013-1A, Class B, 1.52%, 1/07/25 (a)(b)	USD	1,730	$1,727,733
Series 2014-1A, Class B, 1.32%, 3/07/26 (a)(b)		1,965	1,958,145
Series 2014-1A, Class C, 1.72%, 3/07/26 (a)(b)		1,145	1,137,061
Series 2014-1A, Class D, 2.07%, 3/07/26 (a)(b)		3,245	3,236,044

			8,058,983
Cayman Islands — 5.9%
ACAS CLO Ltd.:
Series 2012-1A, Class CR, 3.90%, 9/20/23 (a)(b)		750	749,995
Series 2013-1A, Class C, 3.45%, 4/20/25 (a)(b)		2,000	1,998,750
Series 2013-2A, Class A2BR, 2.88%, 10/25/25 (a)(b)		1,000	1,000,109
Series 2014-1A, Class C, 3.58%, 7/18/26 (a)(b)		1,240	1,233,234
Series 2015-1A, Class A1, 2.17%, 4/18/27 (a)(b)		1,750	1,753,982
Series 2015-1A, Class D, 4.33%, 4/18/27 (a)(b)		1,750	1,687,421
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 4.33%, 4/15/24 (a)(b)		1,000	982,595
AIMCO CLO, Series 2015-AA, Class E, 8.50%, 1/15/28 (a)(b)		750	738,973
ALM Loan Funding, Series 2012-7A, Class C, 5.19%, 10/19/24 (a)(b)		10,945	10,945,060
ALM V Ltd., Series 2012-5A, Class DR, 6.68%, 10/18/27 (a)(b)		1,250	1,180,395
ALM VI Ltd.:
Series 2012-6A, Class A2R, 2.63%, 7/15/26 (a)(b)		1,190	1,196,783
Series 2012-6A, Class CR, 4.43%, 7/15/26 (a)(b)		6,115	6,095,432
Series 2012-6A, Class DR, 6.33%, 7/15/26 (a)(b)		3,225	2,958,938
ALM VII Ltd.:
Series 2012-7A, Class A1, 2.11%, 10/19/24 (a)(b)		10,750	10,750,076
Series 2012-7A, Class A1R, 2.31%, 10/15/28 (a)(b)		12,430	12,430,000
Series 2012-7A, Class D, 5.69%, 10/19/24 (a)(b)		4,720	4,720,024
ALM VII R Ltd.:
Series 2013-7RA, Class A2, 2.56%, 4/24/24 (a)(b)		8,269	8,256,946
Series 2013-7RA, Class C, 4.16%, 4/24/24 (a)(b)		1,720	1,675,990
Series 2013-7RA, Class D, 5.71%, 4/24/24 (a)(b)		6,130	5,745,546
ALM VIII Ltd.:
Series 2013-8A, Class B, 3.45%, 1/20/26 (a)(b)		3,995	3,995,023
Series 2013-8A, Class C, 3.90%, 1/20/26 (a)(b)		6,775	6,775,037
ALM X Ltd.:
Series 2013-10A, Class B, 3.28%, 1/15/25 (a)(b)		250	250,038
Series 2013-10A, Class C, 3.98%, 1/15/25 (a)(b)		1,740	1,668,938
ALM XII Ltd.:
Series 2015-12A, Class B, 3.93%, 4/16/27 (a)(b)		2,067	2,072,748

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2015-12A, Class C1, 4.43%, 4/16/27 (a)(b)	USD	1,240	$1,189,904
Series 2015-12A, Class D, 6.18%, 4/16/27 (a)(b)		1,750	1,591,760
ALM XIV Ltd.:
Series 2014-14A, Class A1, 2.17%, 7/28/26 (a)(b)		1,825	1,825,913
Series 2014-14A, Class B, 3.69%, 7/28/26 (a)(b)		5,169	5,189,464
Series 2014-14A, Class C, 4.19%, 7/28/26 (a)(b)		6,640	6,475,039
ALM XVIII Ltd., Series 2016-18A, Class D, 8.26%, 7/15/27 (a)(b)		975	926,250
AMMC CLO 15 Ltd.:
Series 2014-15A, Class C1, 4.29%, 12/09/26 (a)(b)		1,870	1,874,675
Series 2014-15A, Class D, 5.03%, 12/09/26 (a)(b)		2,620	2,574,150
AMMC CLO 16 Ltd.:
Series 2015-16A, Class C, 3.77%, 4/14/27 (a)(b)		3,040	3,048,619
Series 2015-16A, Class D, 4.42%, 4/14/27 (a)(b)		1,220	1,156,339
AMMC CLO 17 Ltd.:
Series 2015-17A, Class B, 3.12%, 11/15/27 (a)(b)		4,755	4,765,066
Series 2015-17A, Class C, 4.07%, 11/15/27 (a)(b)		2,330	2,315,560
Series 2015-17A, Class E, 7.57%, 11/15/27 (a)(b)		2,000	1,855,846
AMMC CLO 18 Ltd., Series 2016-18A, Class D, 5.67%, 5/26/28 (a)(b)		1,550	1,550,000
AMMC CLO IX Ltd.:
Series 2011-9A, Class DR, 6.33%, 1/15/22 (a)(b)		2,920	2,917,765
Series 2011-9A, Class ER, 8.33%, 1/15/22 (a)(b)		4,680	4,690,075
AMMC CLO X Ltd., Series 2012-10A, Class D, 5.16%, 4/11/22 (a)(b)		900	900,932
AMMC CLO XII Ltd., Series 2013-12A, Class B, 2.71%, 5/10/25 (a)(b)		3,350	3,324,790
Anchorage Capital CLO 3 Ltd., Series 2014-3A, Class B, 3.74%, 4/28/26 (a)(b)		2,375	2,388,525
Anchorage Capital CLO 6 Ltd.:
Series 2015-6A, Class D, 4.08%, 4/15/27 (a)(b)		2,660	2,550,710
Series 2015-6A, Class E1, 5.58%, 4/15/27 (a)(b)		2,250	1,903,032
Anchorage Capital CLO 7 Ltd.:
Series 2015-7A, Class C, 3.73%, 10/15/27 (a)(b)		1,813	1,812,500
Series 2015-7A, Class D, 4.33%, 10/15/27 (a)(b)		1,625	1,579,871
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class D, 4.92%, 7/28/28 (a)(b)		1,360	1,363,400
Anchorage Capital CLO Ltd.:
Series 2012-1A, Class DR, 8.12%, 1/13/27 (a)(b)		750	722,175
Series 2013-1A, Class A1, 1.86%, 7/13/25 (a)(b)		2,910	2,897,778
Series 2013-1A, Class A2A, 2.42%, 7/13/25 (a)(b)		4,390	4,345,094
Series 2013-1A, Class B, 3.37%, 7/13/25 (a)(b)		1,160	1,149,118
Series 2014-3A, Class C, 4.24%, 4/28/26 (a)(b)		6,301	6,161,544

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Annisa CLO Ltd., Series 2016-2A, Class E, 7.90%, 7/20/28 (a)(b)	USD	250	$238,445
Apidos CDO:
Series 2012-9AR, Class CR, 3.58%, 7/15/23 (a)(b)		12,295	12,295,991
Series 2012-9AR, Class DR, 4.58%, 7/15/23 (a)(b)		5,265	5,221,623
Apidos CLO IX, Series 2012-9AR, Class ER, 6.78%, 7/15/23 (a)(b)		1,000	995,716
Apidos CLO XI:
Series 2012-11A, Class A, 2.07%, 1/17/23 (a)(b)		15,120	15,111,849
Series 2012-11A, Class C, 3.78%, 1/17/23 (a)(b)		4,110	4,110,915
Apidos CLO XII, Series 2013-12A, Class A, 1.78%, 4/15/25 (a)(b)		70,354	69,798,203
Apidos CLO XIV, Series 2013-14A, Class C1, 3.53%, 4/15/25 (a)(b)		3,890	3,909,361
Apidos CLO XIX:
Series 2014-19A, Class D, 4.43%, 10/17/26 (a)(b)		500	495,566
Series 2014-19A, Class E, 6.13%, 10/17/26 (a)(b)		2,700	2,416,223
Apidos CLO XV:
Series 2013-15A, Class A1, 2.05%, 10/20/25 (a)(b)		4,630	4,618,324
Series 2013-15A, Class D, 5.45%, 10/20/25 (a)(b)		1,950	1,766,310
Apidos CLO XVI, Series 2013-16A, Class C, 3.94%, 1/19/25 (a)(b)		2,775	2,655,204
Apidos CLO XVII:
Series 2014-17A, Class A1A, 2.18%, 4/17/26 (a)(b)		4,755	4,757,532
Series 2014-17A, Class B, 3.53%, 4/17/26 (a)(b)		1,670	1,656,612
Apidos CLO XVIII:
Series 2014-18A, Class A1, 2.11%, 7/22/26 (a)(b)		3,590	3,581,975
Series 2014-18A, Class C, 4.35%, 7/22/26 (a)(b)		2,900	2,859,157
Series 2014-18A, Class D, 5.90%, 7/22/26 (a)(b)		2,125	1,925,940
Apidos CLO XXI, Series 2015-21A, Class C, 4.23%, 7/18/27 (a)(b)		500	462,837
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 2.20%, 9/15/26 (a)(b)		11,470	11,470,000
ARES CLO Ltd.:
Series 2012-2A, Class AR, 1.96%, 10/12/23 (a)(b)		2,860	2,861,118
Series 2012-2A, Class CR, 3.37%, 10/12/23 (a)(b)		1,660	1,656,365
Series 2012-2A, Class DR, 4.37%, 10/12/23 (a)(b)		750	731,198
Series 2014-32A, Class A2, 3.12%, 11/15/25 (a)(b)		2,000	1,998,555
Series 2015-4A, Class C, 4.93%, 10/15/26 (a)(b)		5,005	4,955,654
Series 2015-4A, Class D2, 7.70%, 10/15/26 (a)(b)		3,915	3,749,586
ARES XXIII CLO Ltd.:
Series 2012-1A, Class E, 6.29%, 4/19/23 (a)(b)		8,475	8,289,205
Series 2012-1AR, Class CR, 3.89%, 4/19/23 (a)(b)		4,250	4,327,945
Series 2012-1AR, Class DR, 4.84%, 4/19/23 (a)(b)		4,000	4,026,367

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
ARES XXV CLO Ltd.:
Series 2012-3A, Class BR, 2.30%, 1/17/24 (a)(b)	USD	13,600	$13,600,000
Series 2012-3A, Class CR, 3.05%, 1/17/24 (a)(b)		1,750	1,750,000
ARES XXVII CLO Ltd., Series 2013-2A, Class D, 4.49%, 7/28/25 (a)(b)		1,360	1,251,200
ARES XXXII CLO Ltd.:
Series 2014-32A, Class B, 4.07%, 11/15/25 (a)(b)		1,245	1,270,387
Series 2014-32A, Class C, 5.02%, 11/15/25 (a)(b)		2,485	2,475,681
ARES XXXIII CLO Ltd.:
Series 2015-1A, Class C, 5.14%, 12/05/25 (a)(b)		1,275	1,269,080
Series 2015-1A, Class D, 7.07%, 12/05/25 (a)(b)		750	701,090
Series 2015-1X, Class C, 5.14%, 12/05/25 (b)		750	746,518
ARES XXXIX CLO Ltd., Series 2016-39A, Class E, 7.94%, 7/18/28 (a)(b)		2,910	2,702,517
ARES XXXVII CLO Ltd., Series 2015-4A, Class D1, 7.48%, 10/15/26 (a)(b)		1,250	1,200,315
ARES XXXVIII CLO Ltd., Series 2015-38A, Class D, 4.85%, 1/20/27 (a)(b)		970	957,875
Arrowpoint CLO Ltd., Series 2016-5A, Class D, 5.31%, 7/15/28 (a)(b)		2,480	2,455,200
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class DR, 4.73%, 1/30/24 (a)(b)		1,500	1,491,343
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class A, 2.00%, 8/18/25 (a)(b)		3,375	3,363,188
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A3L, 3.52%, 2/17/26 (a)(b)		2,400	2,364,773
Atlas Senior Loan Fund Ltd.:
Series 2012-1A, Class A3LR, 3.26%, 8/15/24 (a)(b)		1,170	1,170,000
Series 2012-1A, Class B1LR, 4.66%, 8/15/24 (a)(b)		1,960	1,960,000
Series 2012-1A, Class B2L, 7.07%, 8/15/24 (a)(b)		1,625	1,625,017
Atlas Senior Loan Fund V Ltd.:
Series 2014-1A, Class C, 3.63%, 7/16/26 (a)(b)		2,295	2,295,048
Series 2014-1A, Class D, 4.08%, 7/16/26 (a)(b)		2,145	2,048,475
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class D, 4.38%, 10/15/26 (a)(b)		850	821,294
Atrium CDO Corp.:
Series 8A, Class D, 5.21%, 10/23/22 (a)(b)		12,615	12,615,489
Series 8I, Class SUB, 0.00%, 10/23/22		13,300	8,799,828
Atrium IX, Series 9A, Class D, 4.33%, 2/28/24 (a)(b)		4,250	4,175,625
Atrium VII, Series 7A, Class FR, 6.32%, 11/16/22 (a)(b)		8,210	8,216,486
Atrium X:
Series 10A, Class A, 1.80%, 7/16/25 (a)(b)		3,856	3,831,776
Series 10A, Class D, 4.18%, 7/16/25 (a)(b)		1,670	1,620,722
Atrium XII, Series -12A, Class D, 4.60%, 10/22/26 (a)(b)		4,250	4,250,000
Babson CLO Ltd.:
Series 2012-1A, Class A2, 2.68%, 4/15/22 (a)(b)		2,290	2,292,459

2	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2012-1A, Class B, 3.18%, 4/15/22 (a)(b)	USD	2,640	$2,643,023
Series 2013-IA, Class A, 1.80%, 4/20/25 (a)(b)		18,420	18,350,925
Series 2014-3A, Class C1, 3.68%, 1/15/26 (a)(b)		390	390,003
Series 2016-1A, Class E, 7.26%, 4/23/27 (a)(b)		2,440	2,305,800
Series 2016-2A, Class E, 7.63%, 7/28/28 (a)(b)		1,100	1,042,250
Battalion CLO Ltd., Series 2007-1A, Class C, 1.47%, 7/14/22 (a)(b)		970	956,663
Battalion CLO VII Ltd.:
Series 2014-7A, Class A2, 3.23%, 10/17/26 (a)(b)		4,540	4,533,876
Series 2014-7A, Class B, 4.28%, 10/17/26 (a)(b)		3,070	3,053,219
Series 2014-7A, Class C, 4.58%, 10/17/26 (a)(b)		3,570	3,288,627
Battalion CLO VIII Ltd.:
Series 2015-8A, Class C, 4.58%, 4/18/27 (a)(b)		750	728,325
Series 2015-8A, Class D, 6.13%, 4/18/27 (a)(b)		1,430	1,208,836
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1, 1.88%, 7/15/24 (a)(b)		3,210	3,194,983
Benefit Street Partners CLO IV Ltd.:
Series 2014-IVA, Class A1A, 2.19%, 7/20/26 (a)(b)		12,205	12,192,795
Series 2014-IVA, Class B, 3.50%, 7/20/26 (a)(b)		3,490	3,490,000
Series 2014-IVA, Class C, 4.20%, 7/20/26 (a)(b)		2,750	2,612,775
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class A2, 2.93%, 4/18/27 (a)(b)		2,480	2,486,200
Series 2015-VIA, Class B, 3.73%, 4/18/27 (a)(b)		2,750	2,756,875
Series 2015-VIA, Class C, 4.38%, 4/18/27 (a)(b)		2,640	2,561,272
Series 2015-VIA, Class D, 6.23%, 4/18/27 (a)(b)		2,000	1,840,000
Benefit Street Partners CLO VIII Ltd.:
Series 2015-8A, Class B, 3.70%, 1/20/28 (a)(b)		1,500	1,501,665
Series 2015-8A, Class C, 4.60%, 1/20/28 (a)(b)		2,320	2,271,512
Series 2015-8A, Class D, 6.20%, 1/20/28 (a)(b)		816	720,707
Betony CLO Ltd., Series 2015-1A, Class D, 4.28%, 4/15/27 (a)(b)		2,040	1,890,776
Birchwood Park CLO Ltd., Series 2014-1A, Class D1, 4.13%, 7/15/26 (a)(b)		970	923,678
BlueMountain CLO II Ltd., Series 2006-2A, Class B, 1.28%, 7/15/18 (a)(b)		2,290	2,240,994
BlueMountain CLO Ltd.:
Series 2011-1A, Class E, 6.57%, 8/16/22 (a)(b)		1,575	1,575,624
Series 2012-1A, Class B, 3.25%, 7/20/23 (a)(b)		1,700	1,700,381
Series 2012-1A, Class C, 3.95%, 7/20/23 (a)(b)		1,120	1,124,256
Series 2012-1A, Class D, 5.05%, 7/20/23 (a)(b)		3,850	3,904,492
Series 2012-2A, Class B1, 2.87%, 11/20/24 (a)(b)		1,930	1,929,555

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2012-2A, Class C, 3.56%, 11/20/24 (a)(b)	USD	500	$500,519
Series 2013-1A, Class B, 3.47%, 5/15/25 (a)(b)		1,240	1,233,325
Series 2013-1A, Class C, 4.22%, 5/15/25 (a)(b)		3,125	3,035,668
Series 2013-2A, Class A, 1.90%, 1/22/25 (a)(b)		3,520	3,507,806
Series 2013-3A, Class A, 2.15%, 10/29/25 (a)(b)		7,810	7,798,844
Series 2013-3A, Class C, 3.45%, 10/29/25 (a)(b)		2,910	2,893,784
Series 2014-1A, Class C, 3.51%, 4/30/26 (a)(b)		2,818	2,818,034
Series 2014-2A, Class A, 2.15%, 7/20/26 (a)(b)		2,760	2,761,987
Series 2014-4A, Class E, 6.13%, 11/30/26 (a)(b)		2,345	2,163,459
Series 2015-1A, Class B, 3.82%, 4/13/27 (a)(b)		1,000	1,002,500
Series 2015-1A, Class C, 4.42%, 4/13/27 (a)(b)		1,670	1,635,485
Series 2015-1A, Class D, 6.12%, 4/13/27 (a)(b)		3,611	3,454,267
Series 2015-2A, Class E, 6.03%, 7/18/27 (a)(b)		750	649,395
Series 2015-4A, Class D2, 4.75%, 1/20/27 (a)(b)		970	954,204
Series 2015-4A, Class E, 7.20%, 1/20/27 (a)(b)		970	929,546
Series 2016-2A, Class D, 7.70%, 8/20/28 (a)(b)		750	720,375
Bowman Park CLO Ltd., Series 2014-1A, Class D2, 4.77%, 11/23/25 (a)(b)		4,945	4,749,822
BSP, Series 16-9A, Class E, 7.47%, 7/20/28 (a)(b)		500	463,490
Canyon Capital CLO Ltd.:
Series 2012-1A, Class B1, 2.63%, 1/15/24 (a)(b)		1,990	1,990,000
Series 2012-1A, Class D, 4.98%, 1/15/24 (a)(b)		1,920	1,922,400
Series 2012-1A, Class DR, 4.97%, 1/15/26 (a)(b)		1,920	1,920,000
Series 2015-1A, Class C, 3.83%, 4/15/27 (a)(b)		1,420	1,428,270
Series 2016-1A, Class E, 8.12%, 4/15/28 (a)(b)		750	732,900
Series 2016-2A, Class E, 7.54%, 10/15/28 (a)(b)		1,000	942,690
Carlyle Global Market Strategies CLO Ltd.:
Series 2013-3A, Class B, 3.33%, 7/15/25 (a)(b)		4,060	4,051,060
Series 2013-3A, Class C, 4.08%, 7/15/25 (a)(b)		500	484,872
Series 2014-5A, Class C, 4.83%, 10/16/25 (a)(b)		3,035	3,036,087
Series 2015-4A, Class SBB1, 9.20%, 10/20/27 (a)(b)		2,503	2,435,306
Cedar Funding III CLO Ltd.:
Series 2014-3A, Class C, 3.61%, 5/20/26 (a)(b)		3,515	3,515,000
Series 2014-3A, Class D, 4.36%, 5/20/26 (a)(b)		2,945	2,887,373
CIFC Funding Ltd.:
Series 2012-1A, Class A3R, 3.89%, 8/14/24 (a)(b)		400	400,131

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	3

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2012-1A, Class B1R, 4.97%, 8/14/24 (a)(b)	USD	3,500	$3,500,369
Series 2012-2A, Class A2RL, 2.74%, 12/05/24 (a)(b)		1,000	1,000,100
Series 2012-2A, Class B2R, 6.59%, 5/26/27 (a)(b)		1,250	1,225,036
Series 2012-3A, Class A2L, 3.00%, 1/29/25 (a)(b)		4,480	4,478,691
Series 2013-1A, Class A2, 2.58%, 4/16/25 (a)(b)		750	746,990
Series 2013-4A, Class B1, 2.68%, 11/27/24 (a)(b)		10,110	10,044,595
Series 2013-4A, Class D, 4.33%, 11/27/24 (a)(b)		1,560	1,509,982
Series 2014-1A, Class A, 2.18%, 4/18/25 (a)(b)		7,200	7,192,800
Series 2014-2A, Class A1L, 2.31%, 5/24/26 (a)(b)		5,000	4,999,869
Series 2014-2A, Class A3L, 3.68%, 5/24/26 (a)(b)		2,505	2,485,232
Series 2014-2A, Class B1L, 4.33%, 5/24/26 (a)(b)		10,005	9,572,329
Series 2014-3A, Class C1, 3.50%, 7/22/26 (a)(b)		3,137	3,134,289
Series 2014-4A, Class D, 4.08%, 10/17/26 (a)(b)		3,755	3,564,674
Series 2014-5A, Class A1, 2.26%, 1/17/27 (a)(b)		10,920	10,926,495
Series 2015-1A, Class A1, 2.22%, 1/22/27 (a)(b)		3,510	3,512,465
Series 2015-1A, Class B, 2.90%, 1/22/27 (a)(b)		380	380,026
Series 2015-1A, Class C, 3.70%, 1/22/27 (a)(b)		2,850	2,849,751
Series 2015-1A, Class D, 4.70%, 1/22/27 (a)(b)		1,470	1,414,059
Series 2015-2A, Class A, 2.13%, 4/15/27 (a)(b)		4,030	4,021,917
Series 2015-2A, Class D, 4.33%, 4/15/27 (a)(b)		250	236,072
Series 2015-4A, Class C1, 4.50%, 10/20/27 (a)(b)		1,125	1,078,144
Cumberland Park CLO Ltd., Series 2015-2A, Class E, 5.70%, 7/20/26 (a)(b)		750	652,500
Dryden 34 Senior Loan Fund:
Series 2014-34A, Class C, 3.48%, 10/15/26 (a)(b)		1,200	1,193,270
Series 2014-34A, Class D, 4.28%, 10/15/26 (a)(b)		1,190	1,145,375
Dryden 36 Senior Loan Fund:
Series 2014-36A, Class B, 3.14%, 11/09/25 (a)(b)		3,500	3,501,750
Series 2014-36A, Class C, 3.84%, 11/09/25 (a)(b)		750	749,954
Series 2014-36A, Class D, 4.54%, 11/09/25 (a)(b)		2,870	2,778,973
Series 2014-36A, Class E, 5.99%, 11/09/25 (a)(b)		1,245	1,109,378
Dryden 38 Senior Loan Fund, Series 2015-38A, Class E, 6.73%, 7/15/27 (a)(b)		425	380,008
Dryden 43 Senior Loan Fund, Series 2016-43A, Class E, 7.90%, 7/20/29 (a)(b)		750	746,250
Dryden XXII Senior Loan Fund, Series 2011-22A, Class CR, 4.68%, 1/15/22 (a)(b)		2,560	2,559,822
Dryden XXV Senior Loan Fund, Series 2012-25A, Class A, 2.06%, 1/15/25 (a)(b)		5,386	5,387,147

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.92%, 8/15/25 (a)(b)	USD	14,365	$14,232,687
ECP CLO Ltd., Series 2012-4A, Class A1, 2.00%, 6/19/24 (a)(b)		3,784	3,784,956
Finn Square CLO Ltd.:
Series 2012-1A, Class A1R, 2.05%, 12/24/23 (a)(b)		1,762	1,762,000
Series 2012-1A, Class A2R, 2.54%, 12/24/23 (a)(b)		3,310	3,310,000
Flatiron CLO Ltd.:
Series 12-1AR, Class BR, 4.25%, 10/25/21 (a)(b)		970	970,000
Series 12-1AR, Class CR, 5.35%, 10/25/21 (a)(b)		10,200	10,200,000
Series 2011-1A, Class D, 4.28%, 1/15/23 (a)(b)		1,550	1,549,975
Series 2012-1A, Class C, 5.21%, 10/25/24 (a)(b)		10,200	10,199,846
Series 2013-1A, Class A1, 2.08%, 1/17/26 (a)(b)		8,190	8,167,100
Fraser Sullivan CLO VII Ltd.:
Series 2012-7A, Class A2R, 2.50%, 4/20/23 (a)(b)		7,250	7,249,193
Series 2012-7A, Class BR, 3.20%, 4/20/23 (a)(b)		5,270	5,269,637
Series 2012-7A, Class CR, 4.15%, 4/20/23 (a)(b)		2,500	2,503,791
Series 2012-7A, Class DR, 5.95%, 4/20/23 (a)(b)		5,000	4,902,859
Series 2012-7A, Class ER, 4.95%, 4/20/23 (a)(b)		2,925	2,395,819
Series 2012-7A, Class SUBR, 0.00%, 4/20/23 (a)		4,075	1,255,091
Galaxy XV CLO Ltd.:
Series 2013-15A, Class A, 1.93%, 4/15/25 (a)(b)		5,555	5,532,780
Series 2013-15A, Class C, 3.28%, 4/15/25 (a)(b)		3,000	2,999,817
GoldenTree Loan Opportunities IV Ltd., Series 2007-4A, Class B, 1.52%, 8/18/22 (a)(b)		2,680	2,634,172
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 4.25%, 10/29/26 (a)(b)		3,297	3,221,543
Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class C, 3.93%, 4/17/22 (a)(b)		1,935	1,939,035
GoldenTree Loan Opportunities VI Ltd., Series 2012-6A, Class E, 6.18%, 4/17/22 (a)(b)		7,000	6,989,481
GoldenTree Loan Opportunities VIII Ltd.:
Series 2014-8A, Class C, 3.39%, 4/19/26 (a)(b)		1,170	1,169,094
Series 2014-8A, Class D, 4.31%, 4/19/26 (a)(b)		750	738,150
GoldenTree Loan Opportunities XI Ltd.:
Series 2015-11A, Class D, 4.38%, 4/18/27 (a)(b)		2,500	2,441,631
Series 2015-11A, Class E, 6.23%, 4/18/27 (a)(b)		3,250	2,949,343
Gramercy Park CLO Ltd.:
Series 2012-1A, Class BR, 3.63%, 7/17/23 (a)(b)		500	498,664
Series 2012-1AR, Class DR, 6.18%, 7/17/23 (a)(b)		8,630	8,528,861

4	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
GT Loan Financing I Ltd., Series 2013-1A, Class A, 2.01%, 10/28/24 (a)(b)	USD	11,535	$11,503,331
Highbridge Loan Management Ltd.:
Series 2014-4A, Class B, 3.74%, 7/28/25 (a)(b)		3,465	3,464,953
Series 2015-6A, Class D, 4.43%, 5/05/27 (a)(b)		2,070	1,942,219
Series 2015-6A, Class E1, 6.23%, 5/05/27 (a)(b)		1,620	1,449,785
Series 2016-8A, Class D, 5.55%, 4/20/27 (a)(b)		1,560	1,502,887
Series 2016-8A, Class E, 8.60%, 4/20/27 (a)(b)		750	748,740
Series 3A-2014, Class C, 4.28%, 1/18/25 (a)(b)		1,350	1,299,932
Series 5A-2015, Class E, 6.10%, 1/29/26 (a)(b)		750	664,597
Series 7A-2015, Class C, 4.20%, 11/15/26 (a)(b)		1,670	1,670,000
Series 7A-2015, Class D, 4.57%, 11/15/26 (a)(b)		1,160	1,079,939
HPS Loan Management Ltd., Series 9A-2016, Class D2, 7.08%, 7/19/27 (a)(b)		1,780	1,630,480
Keuka Park CLO Ltd., Series 2013-1A, Class D, 3.90%, 10/21/24 (a)(b)		2,245	2,115,641
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.83%, 7/15/25 (a)(b)		7,785	7,756,730
LCM IX LP:
Series 9A, Class A, 1.87%, 7/14/22 (a)(b)		314	314,011
Series 9A, Class E, 4.87%, 7/14/22 (a)(b)		2,625	2,621,552
LCM X LP:
Series 10AR, Class CR, 3.53%, 4/15/22 (a)(b)		2,355	2,354,972
Series 10AR, Class DR, 4.43%, 4/15/22 (a)(b)		1,500	1,499,995
Series 10AR, Class ER, 6.18%, 4/15/22 (a)(b)		5,060	4,953,551
LCM XI LP, Series 11A, Class E, 5.84%, 4/19/22 (a)(b)		1,000	958,973
LCM XIII LP, Series 13A, Class D, 4.49%, 1/19/23 (a)(b)		1,750	1,741,702
LCM XIV LP, Series 14A, Class A, 1.83%, 7/15/25 (a)(b)		1,250	1,245,571
LCM XV LP, Series 15A, Class C, 3.93%, 8/25/24 (a)(b)		3,155	3,155,031
LCM XVI LP, Series 16A, Class A, 2.18%, 7/15/26 (a)(b)		3,330	3,328,374
LCM XVII LP, Series 17A, Class D, 4.18%, 10/15/26 (a)(b)		1,560	1,524,239
LCM XVIII LP:
Series 18A, Class C1, 3.85%, 4/20/27 (a)(b)		4,670	4,670,919
Series 18A, Class D, 4.50%, 4/20/27 (a)(b)		2,670	2,617,005
Series 18A, Class E, 6.05%, 4/20/27 (a)(b)		2,430	2,173,325
Series 18A, Class INC, 0.00%, 4/20/27 (a)(b)		1,835	1,223,071
Lime Street CLO Ltd., Series 2007-1A, Class B, 1.20%, 6/20/21 (a)(b)		2,880	2,778,826
Limerock CLO III LLC, Series 2014-3A, Class C, 4.30%, 10/20/26 (a)(b)		8,490	7,983,504
Madison Park Funding Ltd.:
Series 2012-9A, Class B2R, 2.93%, 8/15/22 (a)(c)		4,400	4,403,299

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2012-9A, Class C1R, 3.67%, 8/15/22 (a)(b)	USD	1,090	$1,090,137
Series 2012-9A, Class C2R, 3.80%, 8/15/22 (a)(c)		6,890	6,895,706
Series 2012-9A, Class DR, 4.67%, 8/15/22 (a)(b)		4,250	4,224,882
Series 2012-9A, Class E, 6.07%, 8/15/22 (a)(b)		2,140	2,066,910
Madison Park Funding VIII Ltd.:
Series 2012-8A, Class BR, 2.90%, 4/22/22 (a)(b)		585	584,999
Series 2012-8A, Class CR, 3.50%, 4/22/22 (a)(b)		4,973	4,973,366
Series 2012-8AR, Class DR, 4.55%, 4/22/22 (a)(b)		3,204	3,203,321
Madison Park Funding X Ltd.:
Series 2012-10A, Class A2, 2.10%, 1/20/25 (a)(b)		2,500	2,488,584
Series 2012-10A, Class B1, 3.05%, 1/20/25 (a)(b)		8,010	8,026,020
Series 2012-10A, Class D, 4.95%, 1/20/25 (a)(b)		5,465	5,465,129
Madison Park Funding XI Ltd.:
Series 2013-11A, Class A1B, 2.16%, 10/23/25 (a)(b)		3,331	3,330,766
Series 2013-11A, Class D, 4.21%, 10/23/25 (a)(b)		2,229	2,178,841
Madison Park Funding XIII Ltd.:
Series 2014-13A, Class C, 3.44%, 1/19/25 (a)(b)		2,066	2,050,413
Series 2014-13A, Class D, 4.04%, 1/19/25 (a)(b)		750	728,543
Madison Park Funding XIV Ltd., Series 2014-14A, Class D, 4.30%, 7/20/26 (a)(b)		4,925	4,837,243
Madison Park Funding XIX Ltd., Series 2015-19A, Class D, 7.15%, 1/22/28 (a)(b)		750	716,287
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 3.98%, 1/27/26 (a)(b)		1,170	1,171,189
Madison Park Funding XVI Ltd.:
Series 2015-16A, Class A2A, 2.90%, 4/20/26 (a)(b)		1,850	1,850,740
Series 2015-16A, Class B, 3.70%, 4/20/26 (a)(b)		1,000	1,003,900
Series 2015-16A, Class C, 4.40%, 4/20/26 (a)(b)		1,200	1,181,839
Madison Park Funding XX Ltd., Series 2016-20A, Class E, 8.08%, 4/27/27 (a)(b)		1,740	1,785,290
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, 2.88%, 1/20/24 (a)(b)		5,620	5,568,296
Mountain Hawk II CLO Ltd., Series 2013-2A, Class A1, 1.86%, 7/22/24 (a)(b)		10,005	9,910,385
Muir Grove CLO Ltd., Series 2007-1A, Class C, 3.71%, 3/25/20 (a)(b)		1,500	1,500,209
Muir Woods CLO Ltd.:
Series 2012-1A, Class B, 3.26%, 9/14/23 (a)(b)		3,100	3,101,683
Series 2012-1A, Class C, 4.41%, 9/14/23 (a)(b)		5,650	5,658,263
Neuberger Berman CLO Ltd., Series 2012-12A, Class ER, 6.96%, 7/25/23 (a)(b)		1,750	1,753,084
Neuberger Berman CLO XIII Ltd.:
Series 2012-13A, Class B, 3.01%, 1/23/24 (a)(b)		18,600	18,598,607

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	5

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2012-13A, Class C, 3.56%, 1/23/24 (a)(b)	USD	1,500	$1,512,300
Series 2012-13A, Class D, 5.21%, 1/23/24 (a)(b)		2,625	2,624,962
Neuberger Berman CLO XVI Ltd.:
Series 2014-16A, Class B2R, 2.83%, 4/15/26 (a)(b)		4,700	4,700,000
Series 2014-16A, Class D, 4.03%, 4/15/26 (a)(b)		1,650	1,584,000
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D, 4.32%, 8/04/25 (a)(b)		4,833	4,634,846
Neuberger Berman CLO XVIII Ltd.:
Series 2014-18A, Class B, 3.97%, 11/14/25 (a)(b)		640	640,005
Series 2014-18A, Class C, 4.57%, 11/14/25 (a)(b)		2,110	2,042,966
Neuberger Berman CLO XX Ltd.:
Series 2015-20A, Class D, 4.62%, 1/15/28 (a)(b)		750	696,120
Series 2015-20A, Class E, 7.12%, 1/15/28 (a)(b)		3,715	3,390,871
Neuberger Berman CLO XXI Ltd.:
Series 2016-21A, Class D, 5.65%, 4/20/27 (a)(b)		550	550,767
Series 2016-21A, Class E, 7.70%, 4/20/27 (a)(b)		1,170	1,158,426
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class E, 7.67%, 10/17/27 (a)(b)		1,500	1,411,350
Oak Hill Credit Partners X Ltd., Series 2014-10A, Class C, 3.80%, 7/20/26 (a)(b)		1,200	1,200,090
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class D1, 4.64%, 1/23/27 (a)(b)		1,520	1,504,800
Oaktree EIF II Ltd.:
Series 2014-A2, Class B, 3.12%, 11/15/25 (a)(b)		6,755	6,755,120
Series 2015-B1A, Class B, 3.12%, 2/15/26 (a)(b)		1,000	1,000,875
Series 2015-B1A, Class C, 3.92%, 2/15/26 (a)(b)		2,850	2,850,728
OCP CLO Ltd.:
Series 2013-3A, Class B, 3.43%, 1/17/25 (a)(b)		1,000	999,989
Series 2014-5A, Class A1, 1.72%, 4/26/26 (a)(b)		1,380	1,361,401
Series 2014-7A, Class A1A, 2.30%, 10/20/26 (a)(b)		5,490	5,489,763
Series 2015-8A, Class A1, 2.21%, 4/17/27 (a)(b)		1,930	1,930,200
Series 2015-8A, Class C, 4.33%, 4/17/27 (a)(b)		500	464,812
Series 2016-12A, Class C, 5.00%, 10/18/28 (a)(b)		1,560	1,491,516
Octagon Investment Partners 26 Ltd.:
Series 2016-1A, Class C, 4.03%, 4/15/27 (a)(b)		1,570	1,572,242
Series 2016-1A, Class D, 5.63%, 4/15/27 (a)(b)		2,150	2,153,001
Series 2016-1A, Class E, 8.53%, 4/15/27 (a)(b)		2,625	2,624,715
Octagon Investment Partners 27 Ltd., Series 2016-1A, Class E, 7.76%, 7/15/27 (a)(b)		2,000	1,990,400
Octagon Investment Partners XII Ltd.:
Series 2012-1AR, Class DR, 4.58%, 5/05/23 (a)(b)		5,965	5,964,529

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2012-1AR, Class ER, 6.28%, 5/05/23 (a)(b)	USD	9,520	$9,313,966
Series 2012-1X, Class DR, 4.58%, 5/05/23 (b)		750	749,941
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.68%, 1/15/24 (a)(b)		2,165	2,164,849
Octagon Investment Partners XIX Ltd.:
Series 2014-1A, Class F, 6.18%, 4/15/26 (a)(b)		3,950	2,644,024
Series 2014-1A, Class SUB, 0.00%, 4/15/26 (a)		5,600	2,634,965
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.80%, 7/17/25 (a)(b)		8,330	8,225,875
Octagon Investment Partners XVII Ltd.:
Series 2013-1A, Class A1, 2.04%, 10/25/25 (a)(b)		8,425	8,363,750
Series 2013-1A, Class A2R, 2.31%, 10/25/25 (a)(b)		10,990	10,990,000
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class C, 4.52%, 12/16/24 (a)(b)		1,250	1,177,999
Octagon Investment Partners XX Ltd., Series 2014-1A, Class D, 4.47%, 8/12/26 (a)(b)		1,740	1,677,710
Octagon Investment Partners XXI Ltd.:
Series 2014-1A, Class C, 4.47%, 11/14/26 (a)(b)		7,475	7,221,522
Series 2014-1A, Class D, 7.42%, 10/25/26 (a)(b)		4,900	4,618,903
Octagon Investment Partners XXII Ltd.:
Series 2014-1A, Class C1, 3.95%, 11/25/25 (a)(b)		2,445	2,445,522
Series 2014-1A, Class D1, 4.60%, 11/25/25 (a)(b)		2,040	1,992,263
Series 2014-1A, Class E1, 5.95%, 11/25/25 (a)(b)		1,245	1,096,321
OHA Credit Partners IX Ltd., Series 2013-9A, Class A1, 2.10%, 10/20/25 (a)(b)		1,069	1,067,544
OHA Credit Partners VII Ltd., Series 2012-7A, Class A, 2.23%, 11/20/23 (a)(b)		23,150	23,149,613
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 1.82%, 4/20/25 (a)(b)		16,975	16,907,787
OHA Credit Partners XI Ltd., Series 2015-11A, Class E, 7.40%, 10/20/28 (a)(b)		970	917,821
OHA Loan Funding Ltd., Series 2013-2A, Class A, 2.09%, 8/23/24 (a)(b)		10,470	10,442,604
OZLM Funding III Ltd.:
Series 2013-3A, Class A1, 2.03%, 1/22/25 (a)(b)		1,750	1,749,894
Series 2013-3A, Class C, 4.60%, 1/22/25 (a)(b)		1,125	1,115,099
Series 2013-3A, Class D, 5.70%, 1/22/25 (a)(b)		2,520	2,381,519
OZLM Funding IV Ltd.:
Series 2013-4A, Class A1, 1.85%, 7/22/25 (a)(b)		4,560	4,526,712
Series 2013-4A, Class C, 3.90%, 7/22/25 (a)(b)		1,130	1,086,262
OZLM Funding Ltd.:
Series 2012-1A, Class DR, 7.40%, 7/22/27 (a)(b)		1,250	1,174,966
Series 2012-2A, Class A2, 3.41%, 10/30/23 (a)(b)		2,090	2,096,270
Series 2012-2A, Class B, 4.01%, 10/30/23 (a)(b)		3,713	3,713,000
Series 2012-2X, Class B, 4.01%, 10/30/23 (b)		5,050	5,050,000

6	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
OZLM Funding V Ltd., Series 2013-5A, Class C, 4.18%, 1/17/26 (a)(b)	USD	2,000	$1,957,175
OZLM IX Ltd., Series 2014-9A, Class B, 4.00%, 1/20/27 (a)(b)		2,530	2,530,026
OZLM VI Ltd., Series 2014-6A, Class B, 3.58%, 4/17/26 (a)(b)		4,850	4,849,696
OZLM VII Ltd.:
Series 2014-7A, Class A2A, 2.73%, 7/17/26 (a)(b)		3,400	3,400,030
Series 2014-7A, Class C, 4.28%, 7/17/26 (a)(b)		3,256	3,125,954
Series 2014-7A, Class D, 5.68%, 7/17/26 (a)(b)		2,214	2,009,549
OZLM VIII Ltd.:
Series 2014-8A, Class A2A, 2.83%, 10/17/26 (a)(b)		15,265	15,199,440
Series 2014-8A, Class B, 3.68%, 10/17/26 (a)(b)		3,025	3,024,910
Series 2014-8A, Class C, 4.18%, 10/17/26 (a)(b)		4,985	4,772,934
OZLM XI Ltd.:
Series 2015-11A, Class B, 3.76%, 1/30/27 (a)(b)		2,219	2,218,829
Series 2015-11A, Class C1, 4.81%, 1/30/27 (a)(b)		3,876	3,742,728
OZLM XII Ltd.:
Series 2015-12A, Class A1, 2.21%, 4/30/27 (a)(b)		2,560	2,560,630
Series 2015-12A, Class A2, 2.76%, 4/30/27 (a)(b)		2,630	2,629,819
Series 2015-12A, Class B, 3.66%, 4/30/27 (a)(b)		1,210	1,209,924
Series 2015-12A, Class C, 4.46%, 4/30/27 (a)(b)		2,375	2,205,368
Series 2015-12A, Class D, 6.16%, 4/30/27 (a)(b)		1,480	1,288,434
OZLM XIII Ltd., Series 2015-13A, Class C, 5.26%, 7/30/27 (a)(b)		1,165	1,164,953
OZLM XIV Ltd.:
Series 2015-14A, Class C, 5.03%, 1/15/29 (a)(b)		2,530	2,503,291
Series 2015-14A, Class D, 7.03%, 1/15/29 (a)(b)		2,340	2,170,296
Palmer Square CLO Ltd.:
Series 2013-2A, Class A1A, 2.08%, 10/17/25 (a)(b)		10,800	10,798,920
Series 2014-1A, Class B, 3.23%, 10/17/22 (a)(b)		5,370	5,323,230
Series 2014-1A, Class C, 4.53%, 10/17/22 (a)(b)		3,230	3,181,939
Palmer Square Loan Funding Ltd.:
Series 2016-2A, Class A2, 2.73%, 6/21/24 (a)(b)		3,260	3,259,631
Series 2016-2A, Class B, 3.78%, 6/21/24 (a)(b)		3,460	3,459,573
Series 2016-2A, Class C, 4.93%, 6/21/24 (a)(b)		5,700	5,701,440
Race Point IX CLO Ltd., Series 2015-9A, Class A1, 2.19%, 4/15/27 (a)(b)		2,340	2,340,766
Race Point V CLO Ltd.:
Series 2011-5A, Class ER, 6.65%, 12/15/22 (a)(b)		1,500	1,500,547
Series 2011-5AR, Class DR, 4.40%, 12/15/22 (a)(b)		4,360	4,358,099
Race Point VI CLO Ltd., Series 2012-6A, Class E, 6.58%, 5/24/23 (a)(b)		4,295	3,994,739

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 2.06%, 2/20/25 (a)(b)	USD	5,070	$5,069,458
Regatta Funding LP, Series 2013-2A, Class D, 6.18%, 1/15/25 (a)(b)		1,750	1,511,207
Regatta IV Funding Ltd.:
Series 2014-1A, Class C, 3.66%, 7/25/26 (a)(b)		950	949,939
Series 2014-1A, Class D, 4.21%, 7/25/26 (a)(b)		1,730	1,616,274
Regatta V Funding Ltd.:
Series 2014-1A, Class B, 3.71%, 10/25/26 (a)(b)		2,665	2,664,850
Series 2014-1A, Class C, 4.16%, 10/25/26 (a)(b)		5,475	5,179,824
Seneca Park CLO Ltd.:
Series 2014-1A, Class C, 3.58%, 7/17/26 (a)(b)		1,750	1,749,890
Series 2014-1A, Class D, 4.18%, 7/17/26 (a)(b)		7,660	7,469,345
Series 2014-1A, Class SUB, 0.00%, 7/17/26 (a)		2,000	1,051,780
Sound Point CLO I Ltd.:
Series 2012-1A, Class B, 3.40%, 10/20/23 (a)(b)		800	800,112
Series 2012-1A, Class C, 4.00%, 10/20/23 (a)(b)		5,400	5,399,941
Sound Point CLO II Ltd., Series 2013-1A, Class A3L, 3.47%, 4/26/25 (a)(b)		9,465	9,380,714
Sound Point CLO III Ltd.:
Series 2013-2A, Class C1, 3.38%, 7/15/25 (a)(b)		750	748,233
Series 2013-2A, Class D, 4.58%, 7/15/25 (a)(b)		2,310	2,286,680
Series 2013-2A, Class E, 5.28%, 7/15/25 (a)(b)		4,660	4,163,017
Sound Point CLO IV Ltd.:
Series 2013-3A, Class A, 2.07%, 1/21/26 (a)(b)		18,859	18,792,424
Series 2013-3A, Class D, 4.20%, 1/21/26 (a)(b)		2,725	2,632,098
Sound Point CLO IX Ltd.:
Series 2015-2A, Class D, 4.25%, 7/20/27 (a)(b)		1,300	1,233,150
Series 2015-2A, Class E, 6.20%, 7/20/27 (a)(b)		1,300	1,163,500
Sound Point CLO VII Ltd., Series 2014-3A, Class D, 4.31%, 1/23/27 (a)(b)		2,160	2,071,875
Sound Point CLO VIII Ltd., Series 2015-1A, Class D, 4.33%, 4/15/27 (a)(b)		2,250	2,105,067
Sound Point CLO X Ltd., Series 2015-3A, Class E, 7.38%, 1/20/28 (a)(b)		3,510	3,316,950
Sound Point CLO XII Ltd.:
Series 2016-2A, Class A, 2.14%, 10/20/28 (a)(b)		4,700	4,711,750
Series 2016-2A, Class D, 4.73%, 10/20/28 (a)(b)		1,960	1,960,000
Series 2016-2A, Class E, 6.88%, 10/20/28 (a)(b)		2,350	2,172,513
Steele Creek CLO Ltd., Series 2014-1A, Class C, 4.01%, 8/21/26 (a)(b)		3,565	3,565,000
Stewart Park CLO Ltd., Series 2015-1A, Class E, 6.13%, 4/15/26 (a)(b)		4,455	3,980,381
Symphony CLO IX LP:
Series 2012-9A, Class B, 3.18%, 4/16/22 (a)(b)		500	500,615

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	7

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2012-9A, Class C, 3.93%, 4/16/22 (a)(b)	USD	3,930	$3,933,930
Series 2012-9A, Class D, 4.93%, 4/16/22 (a)(b)		4,640	4,645,637
Series 2012-9A, Class E, 5.68%, 4/16/22 (a)(b)		2,640	2,595,878
Symphony CLO VIII LP, Series 2012-8AR, Class ER, 6.47%, 1/09/23 (a)(b)		6,880	6,886,001
Symphony CLO X Ltd.:
Series 2012-10AR, Class CR, 3.56%, 7/23/23 (a)(b)		6,900	6,900,006
Series 2012-10AR, Class DR, 4.56%, 7/23/23 (a)(b)		2,075	2,062,891
Series 2012-10AR, Class ER, 6.56%, 7/23/23 (a)(b)		5,300	5,247,544
Symphony CLO XI Ltd.:
Series 2013-11A, Class B1, 2.88%, 1/17/25 (a)(b)		1,300	1,309,230
Series 2013-11A, Class C, 3.83%, 1/17/25 (a)(b)		750	750,103
Symphony CLO XII Ltd., Series 2013-12A, Class C, 3.43%, 10/15/25 (a)(b)		3,860	3,861,100
Symphony CLO XV Ltd.:
Series 2014-15A, Class C, 3.88%, 10/17/26 (a)(b)		3,940	3,940,017
Series 2014-15A, Class D, 4.43%, 10/17/26 (a)(b)		6,225	6,171,260
Series 2014-15A, Class E, 5.73%, 10/17/26 (a)(b)		2,075	1,845,619
Symphony CLO XVII Ltd., Series 2016-17A, Class E, 9.10%, 4/15/28 (a)(b)		750	745,500
Thacher Park CLO Ltd., Series 2014-1A, Class D1, 4.23%, 10/20/26 (a)(b)		1,250	1,195,769
THL Credit Wind River CLO Ltd., Series 2012-1A, Class D, 5.68%, 1/15/24 (a)(b)		2,910	2,912,037
TICP CLO I Ltd.:
Series 2014-1A, Class A1, 2.22%, 4/26/26 (a)(b)		10,680	10,679,433
Series 2015-1A, Class C, 3.70%, 7/20/27 (a)(b)		1,210	1,195,597
Series 2015-1A, Class D, 4.25%, 7/20/27 (a)(b)		1,210	1,122,520
TICP CLO III Ltd.:
Series 2014-3A, Class A, 2.24%, 1/20/27 (a)(b)		6,623	6,620,116
Series 2014-3A, Class B1, 3.05%, 1/20/27 (a)(b)		2,134	2,134,170
Treman Park CLO Ltd., Series 2015-1A, Class D, 4.56%, 4/20/27 (a)(b)		7,200	7,096,715
Triaxx Prime CDO Ltd., Series 2006-1A, Class A2, 1.29%, 3/03/39 (a)(b)		50,060	3,278,930
Trimaran CLO VII Ltd., Series 2007-1A, Class A3L, 1.52%, 6/15/21 (a)(b)		1,380	1,354,082
Venture X CLO Ltd., Series 2012-10A, Class C, 3.95%, 7/20/22 (a)(b)		500	500,026
Venture XI CLO Ltd., Series 2012-11AR, Class DR, 4.77%, 11/14/22 (a)(b)		1,075	1,068,038
Venture XII CLO Ltd., Series 2012-12A, Class D, 4.48%, 2/28/24 (a)(b)		1,125	1,107,236
Venture XIX CLO Ltd.:
Series 2014-19A, Class A, 2.28%, 1/15/27 (a)(b)		9,355	9,357,157
Series 2014-19A, Class C, 3.98%, 1/15/26 (a)(b)		2,225	2,225,000
Venture XVII CLO Ltd., Series 2014-17A, Class B1, 2.78%, 7/15/26 (a)(b)		3,720	3,719,906
Venture XX CLO Ltd.:
Series 2015-20A, Class B1, 2.78%, 4/15/27 (a)(b)		550	548,472

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2015-20A, Class C, 3.83%, 4/15/27 (a)(b)	USD	1,430	$1,430,288
Series 2015-20A, Class D, 4.53%, 4/15/27 (a)(b)		1,330	1,284,340
Venture XXI CLO Ltd., Series 2015-21A, Class D, 4.28%, 7/15/27 (a)(b)		1,470	1,350,985
Vibrant CLO II Ltd., Series 2013-2A, Class C, 4.31%, 7/24/24 (a)(b)		1,000	950,257
Vibrant Clo IV Ltd., Series 2016-4A, Class C, 3.93%, 7/20/28 (a)(b)		4,440	4,420,020
Vibrant CLO IV Ltd., Series 2016-4A, Class D, 5.13%, 7/20/28 (a)(b)		1,680	1,667,512
Voya CLO Ltd.:
Series 2012-1A, Class A2R, 2.51%, 3/14/22 (a)(b)		1,955	1,955,052
Series 2012-1A, Class BR, 3.41%, 3/14/22 (a)(b)		6,000	6,003,026
Series 2012-1A, Class CR, 4.34%, 3/14/22 (a)(b)		3,510	3,512,756
Series 2012-1A, Class DR, 5.89%, 3/14/22 (a)(b)		3,000	3,001,139
Series 2012-2A, Class BR, 2.63%, 10/15/22 (a)(b)		10,710	10,713,127
Series 2012-2RA, Class CR, 3.63%, 10/15/22 (a)(b)		7,610	7,613,805
Series 2012-2RA, Class DR, 4.63%, 10/15/22 (a)(b)		6,320	6,319,747
Series 2012-2RA, Class ER, 6.68%, 10/15/22 (a)(b)		2,105	2,069,741
Series 2012-3A, Class BR, 2.63%, 10/15/22 (a)(b)		9,149	9,144,724
Series 2013-1A, Class A1, 1.82%, 4/15/24 (a)(b)		3,876	3,851,828
Series 2013-2A, Class C, 4.21%, 4/25/25 (a)(b)		4,190	4,086,908
Series 2013-3A, Class A1, 2.13%, 1/18/26 (a)(b)		12,370	12,362,327
Series 2013-3A, Class A2, 2.48%, 1/18/26 (a)(b)		2,915	2,888,661
Series 2013-3A, Class B, 3.38%, 1/18/26 (a)(b)		5,440	5,384,960
Series 2014-1A, Class C, 4.08%, 4/18/26 (a)(b)		1,560	1,483,780
Series 2014-3A, Class C, 4.31%, 7/25/26 (a)(b)		1,335	1,264,771
Series 2014-4A, Class A2A, 3.07%, 10/14/26 (a)(b)		2,490	2,490,526
Series 2014-4A, Class B, 4.02%, 10/14/26 (a)(b)		1,455	1,455,758
Series 2014-4A, Class C, 4.67%, 10/14/26 (a)(b)		3,475	3,416,355
Series 2015-1A, Class D, 6.28%, 4/18/27 (a)(b)		1,225	1,104,463
Series 2016-2A, Class D, 7.63%, 7/19/28 (a)(b)		975	934,344
Series 2016-3A, Class C, 4.71%, 10/18/27 (a)(b)		1,290	1,261,750
Series 2016-3A, Class D, 7.71%, 10/18/27 (a)(b)		1,170	1,108,786
Washington Mill CLO Ltd., Series 2014-1A, Class A1, 2.20%, 4/20/26 (a)(b)		5,750	5,751,725
Webster Park CLO Ltd.:
Series 2015-1A, Class C, 4.75%, 1/20/27 (a)(b)		7,760	7,759,690
Series 2015-1A, Class D, 6.80%, 1/20/27 (a)(b)		4,400	4,073,564
Westcott Park CLO Ltd., Series 2016-1A, Class E, 7.90%, 7/20/28 (a)(b)		1,170	1,114,425

8	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
York CLO 1 Ltd., Series 2014-1A, Class D, 4.80%, 1/22/27 (a)(b)	USD	2,150	$2,120,559
York CLO 2 Ltd., Series 2015-1A, Class E, 6.95%, 10/22/27 (a)(b)		1,000	917,533
York CLO-3 Ltd., Series 2016-1A, Class E, 6.44%, 7/20/25 (a)(b)		2,320	2,088,196
Ziggurat CLO I Ltd., Series 2014-1A, Class C, 3.78%, 10/17/26 (a)(b)		3,320	3,339,256

			1,654,840,954
Ireland — 0.3%
Adagio IV CLO Ltd., Series IV-X, Class F, 6.65%, 10/15/29 (b)	EUR	800	764,107
Adagio V CLO DAC, Series V-X, Class E, 6.70%, 10/15/29 (b)		700	767,028
ALME Loan Funding II Ltd.:
Series 2X, Class E, 4.86%, 8/15/27 (b)		1,295	1,374,848
Series 2X, Class F, 5.61%, 8/15/27 (b)		685	655,177
Arbour CLO IV DAC:
Series 4X, Class E, 0.00%, 1/15/30 (b)		1,100	1,160,191
Series 4X, Class F, 0.00%, 1/15/30 (b)		900	925,589
Arbour CLO Ltd.:
Series 2014-1X, Class E, 5.00%, 7/15/27 (b)		2,706	2,854,591
Series 2014-1X, Class F, 5.75%, 7/15/27 (b)		1,352	1,284,214
Avoca CLO XIII Ltd., Series 13X, Class E, 5.22%, 12/29/27 (b)		1,570	1,683,580
Avoca CLO XIV Ltd.:
Series 14X, Class E, 4.75%, 7/12/28 (b)		1,740	1,777,063
Series 14X, Class F, 5.75%, 7/12/28 (b)		1,100	1,025,624
Series 14X, Class SUB, 0.00%, 7/12/28		4,510	4,177,100
Avoca CLO XV Ltd.:
Series 15X, Class E, 5.00%, 1/15/29 (b)		3,200	3,375,360
Series 15X, Class F, 6.75%, 1/15/29 (b)		1,760	1,620,877
Series 15X, Class M1, 0.00%, 1/15/29 (b)		3,100	3,090,518
Carlyle Global Market Strategies Euro CLO, Series 2015-3X, Class D, 5.55%, 1/15/29 (b)		600	652,039
CVC Cordatus Loan Fund III Ltd., Series 3X, Class A1, 1.35%, 7/08/27 (b)		5,510	6,194,122
CVC Cordatus Loan Fund IV Ltd.:
Series 4X, Class E, 5.90%, 1/24/28 (b)		1,700	1,861,409
Series 4X, Class F, 6.50%, 1/22/28 (b)		2,100	2,073,923
Series 4X, Class SUB, 0.00%, 1/24/28 (b)		10,200	8,263,306
CVC Cordatus Loan Fund VII DAC, Series 7X, Class E, 7.00%, 8/15/29 (b)		1,120	1,198,314
Harvest CLO XI Ltd.:
Series 11X, Class E, 4.95%, 3/26/29 (b)		5,400	5,474,480
Series 11X, Class SUB, 0.00%, 3/26/29 (b)		10,151	10,565,524
Harvest CLO XVI DAC, Series 16X, Class E, 6.40%, 10/15/29 (b)		880	965,151
Oak Hill European Credit Partners IV Designated Activity Co.:
Series 2015-4X, Class E, 5.05%, 1/20/30 (b)		3,960	4,052,639
Series 2015-4X, Class F, 6.65%, 1/20/30 (b)		1,730	1,622,743
St. Paul’s CLO VI DAC, Series 6X, Class D, 6.50%, 7/22/29 (b)		1,960	2,179,759

			71,639,276
Italy — 0.1%
Arianna SPV Srl:
Series 1, Class A, 3.60%, 10/20/30		4,763	5,406,418

Asset-Backed Securities		Par (000)	Value
Italy (continued)
Series 1, Class B, 5.50%, 10/20/30	EUR	2,800	$3,257,061
Asset-Backed European Securitisation Transaction Ten Srl, Series 10, Class A, 0.18%, 12/10/28 (b)		5,546	6,241,307
Colombo Srl, Series 1, Class B, 0.25%, 8/28/26 (b)		17	19,088

			14,923,874
Netherlands — 0.2%
ALME Loan Funding V BV, Series 5X, Class E, 6.00%, 7/15/29 (b)		2,195	2,285,748
Cairn CLO VI BV, Series 2016-6X, Class E, 6.25%, 7/25/29 (b)		1,100	1,207,368
Dryden 46 Euro CLO BV, Series 2016-46X, Class E, 0.00%, 1/15/30 (b)		780	817,336
Euro-Galaxy IV CLO BV:
Series 2015-4X, Class D, 3.35%, 7/30/28 (b)		2,625	2,867,716
Series 2015-4X, Class E, 4.50%, 7/30/28 (b)		3,785	3,772,428
Series 2015-4X, Class F, 6.25%, 7/30/28 (b)		1,590	1,465,628
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, 0.00%, 11/10/30 (b)		800	880,172
Jubilee CDO VIII BV, Series VIII-X, Class SUB, 4.81%, 1/15/24 (b)		5,820	4,677,067
North Westerly CLO BV, Series IV-X, Class A-1, 1.26%, 1/15/26 (b)		15,800	17,791,060
St. Pauls CLO, Series 4X, Class A1, 1.10%, 4/25/28 (b)		4,750	5,359,856
Tikehau CLO BV, Series 2015-1X, Class E, 4.60%, 8/04/28 (b)		1,100	1,107,317

			42,231,696
Portugal — 0.1%
TAGUS - Sociedade de Titularizacao de Creditos SA/Volta IV, Series 4, Class SNR, 2.42%, 2/12/21		19,864	22,459,432
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta Electricity Receivables, Series 1, Class SNR, 4.17%, 2/16/17		1,713	1,939,177
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta II Electricity Receivables, Series 2, Class SNR, 2.98%, 2/16/18		13,402	15,215,529

			39,614,138
United Kingdom — 0.0%
E-Carat PLC, Series 5, Class B, 1.23%, 4/18/23 (b)	GBP	5,900	7,531,831
Marketplace Originated Consumer Assets PLC, Series 2016-1, Class B, 0.00%, 10/20/24 (b)		542	702,510

			8,234,341
United States — 8.8%
ACE Securities Corp. Manufactured Housing Trust, Series 2003-MH1, Class B2, 0.00%, 8/15/30 (a)	USD	6,064	4,608,335
Ajax Mortgage Loan Trust:
Series 2016-1, Class A, 4.25%, 7/25/47 (a)(c)		8,603	8,606,749
Series 2016-B, Class A, 4.00%, 9/25/65 (a)(c)		10,208	10,185,736
ALM VII R-2 Ltd.:
Series 2013-7R2A, Class A2, 2.56%, 4/24/24 (a)(b)		2,743	2,739,051

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	9

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2013-7R2A, Class C, 4.16%, 4/24/24 (a)(b)	USD	3,625	$3,526,757
Series 2013-7R2A, Class D, 5.71%, 4/24/24 (a)(b)		500	483,213
ALM XI Ltd.:
Series 2014-11A, Class A2A, 2.68%, 10/17/26 (a)(b)		1,250	1,246,637
Series 2014-11A, Class C, 4.18%, 10/17/26 (a)(b)		655	636,988
ALM XVII Ltd., Series 2015-17A, Class C1, 4.83%, 1/15/28 (a)(b)		2,530	2,470,292
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (a)		8,624	9,500,340
Ares XXII CLO Ltd., Series 2007-22A, Class B, 1.63%, 8/15/19 (a)(b)		2,415	2,349,064
ARES XXII CLO Ltd., Series 2007-22A, Class C, 3.33%, 8/15/19 (a)(b)		750	750,750
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 0.77%, 5/25/35 (b)		12,089	9,596,190
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 5/15/48 (a)		4,190	4,191,862
Series 2015-2, Class A, 3.34%, 11/15/48 (a)		10,623	10,904,110
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.93%, 12/10/25 (b)		8,475	7,979,668
Bayview Financial Revolving Asset Trust:
Series 2004-B, Class A1, 1.52%, 5/28/39 (a)(b)		37,809	27,843,818
Series 2005-E, Class A1, 1.49%, 12/28/40 (a)(b)		5,830	4,372,174
Bayview Opportunity Master Fund IIa Trust, Series 2016-RPL3, Class A1, 3.47%, 7/28/31 (a)(c)		20,536	20,520,839
Bayview Opportunity Master Fund IIIa Trust, Series 2016-RN3, Class A1, 3.60%, 9/28/31 (a)(c)		47,460	47,460,000
Bayview Opportunity Master Fund IIIB RPL Trust, Series 2015-3, Class A1, 3.62%, 4/28/30 (a)(c)		3,398	3,381,803
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 6/15/30 (b)		7,804	3,780,690
Series 2000-A, Class A3, 7.83%, 6/15/30 (b)		7,245	3,626,976
Series 2000-A, Class A4, 8.29%, 6/15/30 (b)		12,405	6,572,516
Bear Stearns Asset-Backed Securities I Trust:
Series 2006-EC2, Class M2, 0.94%, 2/25/36 (b)		2,709	2,405,890
Series 2006-HE10, Class 22A, 0.66%, 12/25/36 (b)		15,409	13,130,703
Series 2006-HE7, Class 1A2, 0.69%, 9/25/36 (b)		9,976	8,611,648
Series 2006-HE9, Class 2A, 0.66%, 11/25/36 (b)		19,875	17,121,635
Series 2007-AQ2, Class A2, 0.69%, 1/25/37 (b)		7,219	6,571,799
Series 2007-FS1, Class 1A3, 0.69%, 5/25/35 (b)		5,560	4,742,362
Series 2007-HE1, Class 21A2, 0.68%, 1/25/37 (b)		4,690	4,343,975
Series 2007-HE2, Class 22A, 0.66%, 3/25/37 (b)		5,801	4,697,621
Series 2007-HE2, Class 23A, 0.66%, 3/25/37 (b)		11,039	8,580,798

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2007-HE3, Class 1A4, 0.87%, 4/25/37 (b)	USD	20,142	$12,481,740
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 1.32%, 1/25/36 (b)		2,724	2,590,543
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, 1.72%, 12/25/36 (a)(b)		5,370	5,095,250
Canyon Capital CLO Ltd.:
Series 2006-1A, Class A1, 0.90%, 12/15/20 (a)(b)		3,592	3,538,517
Series 2006-1A, Class C, 1.35%, 12/15/20 (a)(b)		1,000	960,000
Carlyle Daytona CLO Ltd., Series 2007-1A, Class A3L, 1.40%, 4/27/21 (a)(b)		2,245	2,156,105
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-1A, Class DR, 4.45%, 4/20/22 (a)(b)		2,230	2,230,109
Series 2012-2A, Class B1R, 2.80%, 7/20/23 (a)(b)		6,275	6,274,846
Series 2012-2A, Class C1R, 3.60%, 7/20/23 (a)(b)		1,375	1,379,394
Series 2012-2A, Class DR, 4.60%, 7/20/23 (a)(b)		750	747,070
Series 2012-2AR, Class ER, 6.80%, 7/20/23 (a)(b)		9,300	9,298,865
Series 2012-3A, Class CR, 5.17%, 10/14/28 (a)(b)		9,300	9,300,000
Series 2012-4A, Class D, 5.20%, 1/20/25 (a)(b)		3,753	3,753,080
Series 2012-4A, Class E, 6.20%, 1/20/25 (a)(b)		3,400	3,293,532
Series 2013-1A, Class D, 6.32%, 2/14/25 (a)(b)		500	486,257
Series 2015-1A, Class C, 3.85%, 4/20/27 (a)(b)		765	771,565
Series 2015-1A, Class D, 4.45%, 4/20/27 (a)(b)		2,475	2,423,876
Series 2015-1A, Class E1, 6.00%, 4/20/27 (a)(b)		2,265	2,034,244
Series 2015-2A, Class C, 4.48%, 4/27/27 (a)(b)		750	734,623
Series 2015-2A, Class D, 6.03%, 4/27/27 (a)(b)		1,220	1,080,505
Series 2015-3A, Class D, 6.44%, 7/28/28 (a)(b)		1,320	1,194,484
Series 2016-1A, Class D, 8.23%, 4/20/27 (a)(b)		1,750	1,757,350
Series 2016-3A, Class D, 7.79%, 10/20/29 (a)(b)		750	724,650
Carlyle Global Market Strategies Euro CLO:
Series 2015-2X, Class D, 5.50%, 9/21/29 (b)	EUR	1,200	1,336,181
Series 2015-2X, Class E, 6.50%, 9/21/29 (b)		740	706,162
Carrington Mortgage Loan Trust:
Series 2006-FRE1, Class A4, 0.77%, 7/25/36 (b)	USD	9,244	5,865,943
Series 2006-FRE2, Class A2, 0.64%, 10/25/36 (b)		4,870	2,937,355
Series 2006-FRE2, Class A3, 0.68%, 10/25/36 (b)		11,744	7,120,927
Series 2006-FRE2, Class A5, 0.60%, 10/25/36 (b)		5,713	3,427,159
Series 2006-NC2, Class A3, 0.67%, 6/25/36 (b)		4,966	4,578,575

10	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2006-NC3, Class A4, 0.76%, 8/25/36 (b)	USD	9,267	$5,602,349
Series 2006-NC4, Class A3, 0.68%, 10/25/36 (b)		3,740	2,723,071
Series 2006-NC5, Class A3, 0.67%, 1/25/37 (b)		2,500	1,535,381
Series 2007-FRE1, Class A2, 0.72%, 2/25/37 (b)		4,205	4,035,993
Series 2007-HE1, Class A2, 0.67%, 6/25/37 (b)		5,417	4,997,668
Series 2007-RFC1, Class A4, 0.74%, 12/25/36 (b)		5,940	3,450,287
C-BASS Trust:
Series 2006-CB7, Class A4, 0.68%, 10/25/36 (b)		2,360	1,584,639
Series 2006-CB9, Class A2, 0.63%, 11/25/36 (b)		4,268	2,656,205
Series 2006-CB9, Class A4, 0.75%, 11/25/36 (b)		709	449,942
Series 2007-CB1, Class AF2, 3.94%, 1/25/37 (c)		20,787	10,487,440
Series 2007-CB5, Class A2, 0.66%, 4/25/37 (b)		3,654	2,679,413
CHLUPA Trust:
Series 2013-VM, Class A, 3.33%, 8/15/20 (a)		2,041	2,036,390
Series 2014-HD, Class A, 2.92%, 2/15/21 (a)		4,072	4,056,623
Conseco Finance Securitizations Corp., Series 2000-4, Class A6, 8.31%, 5/01/32 (b)		5,940	3,661,191
Conseco Financial Corp, Series 1996-10, Class B1, 7.24%, 11/15/28 (b)		3,898	3,287,964
Conseco Financial Corp.:
Series 1997-3, Class M1, 7.53%, 3/15/28 (b)		7,512	7,430,108
Series 1997-6, Class M1, 7.21%, 1/15/29 (b)		5,250	5,225,369
Series 1998-6, Class M1, 6.63%, 6/01/30		3,199	2,839,828
Series 1998-8, Class A1, 6.28%, 9/01/30		6,085	6,410,191
Series 1999-5, Class A5, 7.86%, 3/01/30 (b)		5,653	4,843,798
Series 1999-5, Class A6, 7.50%, 3/01/30 (b)		4,139	3,441,926
Countrywide Asset-Backed Certificates:
Series 2006-S3, Class A3, 6.29%, 6/25/21 (c)		2,144	2,282,555
Series 2006-S3, Class A4, 6.41%, 1/25/29 (c)		2,536	2,512,147
Series 2007-S3, Class A3, 0.90%, 5/25/37 (b)		12,272	9,759,405
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 1/25/30 (a)		19,327	18,362,085
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-SL1, Class A2, 6.06%, 9/25/36 (a)(c)		15,005	4,177,633
Series 2007-CB6, Class A4, 0.87%, 7/25/37 (a)(b)		2,929	1,858,332
Series 2007-RP1, Class A, 0.84%, 5/25/46 (a)(b)		6,038	4,818,559
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF4, 3.49%, 12/25/36 (c)		2,077	1,549,837
CWABS Asset-Backed Certificates Trust, Series 2006-11, Class 3AV2, 0.68%, 9/25/46 (b)		1,394	1,285,864

Asset-Backed Securities		Par (000)	Value
United States (continued)
CWABS Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, 0.79%, 3/15/34 (b)	USD	1,697	$1,342,151
CWHEQ Home Equity Loan Trust:
Series 2006-S2, Class A3, 5.84%, 7/25/27		1,628	1,824,666
Series 2006-S5, Class A4, 5.84%, 6/25/35		5,138	5,118,045
Series 2006-S5, Class A5, 6.16%, 6/25/35		3,186	2,980,732
Series 2007-S1, Class A3, 5.81%, 11/25/36 (b)		6,407	6,354,261
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 0.81%, 12/15/33 (a)(b)		141	116,868
CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 5B1B, 0.70%, 5/15/35 (a)(b)		1,948	1,631,505
CWHEQ Revolving Home Equity Loan Trust, Series 2005-B, Class 2A, 0.69%, 5/15/35 (b)		6,598	5,645,780
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (a)		39,640	38,877,862
First Franklin Mortgage Loan Trust:
Series 2006-FF16, Class 2A4, 0.73%, 12/25/36 (b)		8,745	5,354,493
Series 2006-FF5, Class 2A3, 0.68%, 4/25/36 (b)		4,875	4,260,199
FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.55%, 3/09/47 (a)		3,067	3,085,481
Fremont Home Loan Trust, Series 2006-3, Class 2A3, 0.69%, 2/25/37 (b)		8,357	4,662,469
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, 0.77%, 12/25/35 (b)		2,355	2,238,636
GFT Mortgage Loan Trust, Series 2015-GFT2, Class A, 4.34%, 6/25/59 (a)(c)		2,321	2,326,381
Greenpoint Manufactured Housing:
Series 1999-5, Class M1B, 8.29%, 12/15/29 (b)		3,550	3,856,962
Series 1999-5, Class M2, 9.23%, 12/15/29 (b)		4,905	4,392,676
GSAA Trust, Series 2007-2, Class AF3, 5.92%, 3/25/37 (b)		1,946	884,758
GSAMP Trust:
Series 2006-FM2, Class A2B, 0.64%, 9/25/36 (b)		10,855	5,222,873
Series 2007-H1, Class A1B, 0.72%, 1/25/47 (b)		5,145	3,438,045
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, 2.51%, 7/25/34 (b)		2,675	2,524,424
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 7/25/36 (c)		14,021	6,197,944
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 0.87%, 4/15/36 (b)		7,993	7,242,141
Hyundai Auto Receivables Trust, Series 2013-B, Class CERT, 0.00%, 9/16/19		4,399	2,978,779
Invitation Homes Trust:
Series 2013-SFR1, Class F, 4.17%, 12/17/30 (a)(b)		1,649	1,638,461
Series 2014-SFR1, Class A, 1.51%, 6/17/31 (a)(b)		4,418	4,405,930
Series 2014-SFR2, Class A, 1.61%, 9/17/31 (a)(b)		6,083	6,072,920
Series 2014-SFR2, Class C, 2.73%, 9/17/31 (a)(b)		4,830	4,850,869
Series 2014-SFR2, Class E, 3.92%, 9/17/31 (a)(b)		4,960	4,968,621

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	11

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2014-SFR3, Class D, 3.51%, 12/17/16 (a)(b)	USD	3,360	$3,391,111
Series 2015-SFR1, Class E, 4.71%, 3/17/17 (a)(b)		3,266	3,292,396
Series 2015-SFR3, Class E, 4.26%, 8/17/17 (a)(b)		5,719	5,739,628
Irwin Home Equity Loan Trust, Series 2006-P1, Class 1A, 0.63%, 12/25/36 (a)(b)		1,044	925,245
JPMorgan Mortgage Acquisition Trust:
Series 2006-CW1, Class M1, 0.79%, 5/25/36 (b)		3,380	2,735,641
Series 2006-WF1, Class A3A, 5.83%, 7/25/36 (c)		3,677	2,060,336
Series 2006-WF1, Class A5, 6.41%, 7/25/36 (c)		3,793	2,123,917
Series 2006-WF1, Class A6, 6.00%, 7/25/36 (c)		2,791	1,563,400
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 4/15/40 (b)		19,863	21,106,033
Series 2001-B, Class M2, 7.17%, 4/15/40 (b)		3,247	2,400,559
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, 0.61%, 6/25/37 (a)(b)		1,775	1,087,833
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (a)		26,993	26,853,303
Long Beach Mortgage Loan Trust:
Series 2006-1, Class 1A, 0.74%, 2/25/36 (b)		5,804	5,087,202
Series 2006-1, Class 2A3, 0.71%, 2/25/36 (b)		11,316	7,656,876
Series 2006-10, Class 2A2, 0.63%, 11/25/36 (b)		1,926	904,043
Series 2006-10, Class 2A3, 0.68%, 11/25/36 (b)		19,665	9,382,829
Series 2006-10, Class 2A4, 0.74%, 11/25/36 (b)		10,530	5,083,574
Series 2006-11, Class 1A, 0.68%, 12/25/36 (b)		18,841	11,697,331
Series 2006-2, Class 2A3, 0.71%, 3/25/46 (b)		63,542	30,396,521
Series 2006-2, Class 2A4, 0.81%, 3/25/46 (b)		6,641	3,282,436
Series 2006-3, Class 2A3, 0.70%, 5/25/46 (b)		9,038	3,893,525
Series 2006-3, Class 2A4, 0.79%, 5/25/46 (b)		5,341	2,368,254
Series 2006-4, Class 2A4, 0.78%, 5/25/36 (b)		8,077	3,959,002
Series 2006-6, Class 1A, 0.67%, 7/25/36 (b)		21,126	14,315,710
Series 2006-9, Class 2A3, 0.68%, 10/25/36 (b)		15,094	6,721,564
Series 2006-9, Class 2A4, 0.75%, 10/25/36 (b)		6,760	3,056,664
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, 3.78%, 3/25/32 (b)		4,980	5,051,622
MASTR Asset-Backed Securities Trust:
Series 2006-AM2, Class A4, 0.78%, 6/25/36 (a)(b)		6,526	4,366,057
Series 2007-HE1, Class A4, 0.80%, 5/25/37 (b)		5,000	3,043,935

Asset-Backed Securities		Par (000)	Value
United States (continued)
MASTR Specialized Loan Trust, Series 2006-3, Class A, 0.78%, 6/25/46 (a)(b)	USD	2,504	$2,185,821
Merrill Lynch Mortgage Investors Trust, Series 2006-RM3, Class A2B, 0.61%, 6/25/37 (b)		3,451	1,053,650
Mill Creek CLO Ltd.:
Series 2016-1A, Class C, 4.35%, 4/20/28 (a)(b)		1,600	1,604,000
Series 2016-1A, Class E, 8.37%, 4/20/28 (a)(b)		1,750	1,750,000
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A2, 0.63%, 11/25/36 (b)		4,156	1,940,575
Morgan Stanley Mortgage Loan Trust, Series 2006-15XS, Class A2B, 5.51%, 11/25/36 (c)		9,062	5,287,097
MSCC Heloc Trust, Series 2007-1, Class A, 0.62%, 12/25/31 (b)		633	628,618
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3, 0.70%, 6/25/37 (b)		1,318	1,236,297
Navient Private Education Loan Trust:
Series 2014-AA, Class A2A, 2.74%, 2/15/29 (a)		26,065	26,614,654
Series 2014-AA, Class A3, 2.11%, 10/15/31 (a)(b)		17,812	17,703,587
Series 2014-AA, Class B, 3.50%, 8/15/44 (a)		14,970	14,692,280
Series 2014-CTA, Class B, 2.26%, 10/17/44 (a)(b)		21,595	20,421,657
Series 2015-AA, Class A2A, 2.65%, 12/15/28 (a)		6,270	6,418,055
Series 2015-AA, Class A2B, 1.72%, 12/15/28 (a)(b)		11,220	11,315,317
Series 2015-AA, Class A3, 2.21%, 11/15/30 (a)(b)		24,692	25,338,091
Series 2015-AA, Class B, 3.50%, 12/15/44 (a)		10,722	10,579,346
Series 2015-CA, Class B, 3.25%, 5/15/40 (a)		6,130	6,162,106
Series 2016-AA, Class A2B, 2.66%, 12/15/45 (a)(b)		16,100	16,817,131
Series 2016-AA, Class B, 3.50%, 12/16/58 (a)		7,740	7,454,561
NextGear Floorplan Master Owner Trust:
Series 2014-1A, Class B, 2.61%, 10/15/19 (a)		3,240	3,224,641
Series 2015-1A, Class B, 2.26%, 7/15/19 (a)(b)		4,790	4,764,400
Oakwood Mortgage Investors, Inc.:
Series 2001-D, Class A2, 5.26%, 1/15/19 (b)		3,297	2,611,997
Series 2001-D, Class A4, 6.93%, 9/15/31 (b)		2,696	2,376,278
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		24,817	24,838,523
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)		35,262	35,511,179
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		19,841	19,885,201
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		16,210	16,187,155
Series 2014-2A, Class C, 4.33%, 9/18/24 (a)		14,745	14,705,967

12	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)		Value
United States (continued)
Series 2014-2A, Class D, 5.31%, 9/18/24 (a)	USD	48,335		$48,475,505
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)		19,585		19,784,499
Series 2015-1A, Class C, 5.12%, 3/18/26 (a)		7,260		7,342,359
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)		36,150		36,278,148
Series 2015-2A, Class B, 3.10%, 7/18/25 (a)		22,816		22,843,404
Series 2015-2A, Class C, 4.32%, 7/18/25 (a)		27,050		26,946,436
Series 2015-3A, Class C, 5.82%, 11/20/28 (a)		14,420		14,263,892
Origen Manufactured Housing Contract Trust, Series 2001-A, Class M1, 7.82%, 3/15/32 (b)		4,881		4,837,773
PFS Financing Corp., Series 2014-AA, Class B, 1.47%, 2/15/19 (a)(b)		4,725		4,708,898
Pinnacle Park CLO Ltd., Series 2014-1A, Class D, 4.18%, 4/15/26 (a)(b)		2,340		2,239,420
Pretium Mortgage Credit Partners I LLC:
Series 2015-NPL4, Class A1, 4.38%, 11/27/30 (a)(c)		16,241		16,377,240
Series 2016-NPL3, Class A1, 4.38%, 5/27/31 (a)(c)		19,790		19,990,502
Progress Residential Trust:
Series 2015-SFR1, Class A, 1.93%, 2/17/32 (a)(b)		13,218		13,270,911
Series 2015-SFR1, Class E, 4.51%, 2/17/32 (a)(b)		4,675		4,697,225
Series 2015-SFR2, Class A, 2.74%, 6/12/32 (a)		9,803		9,930,608
Series 2015-SFR3, Class F, 6.64%, 11/12/32 (a)		2,110		2,185,095
Series 2016-SFR1, Class E, 4.38%, 9/17/33 (a)(b)		8,870		8,929,831
PRPM 2015-1 LLC, Series 2016-1A, Class A1, 4.00%, 9/25/18 (a)(c)		8,750		8,750,000
RAIT Preferred Funding II Ltd., Series 2007-2A, Class A1T, 0.82%, 6/25/45 (a)(b)		2,444		2,321,871
RCO Mortgage LLC, Series 2015-NQM1, Class A, 3.99%, 11/25/45 (a)(b)		6,376		6,358,304
SACO I Trust, Series 2006-9, Class A1, 0.82%, 8/25/36 (b)		4,535		6,453,276
Santander Drive Auto Receivables Trust:
Series 2012-AA, Class Cert, 0.00%, 12/16/19 (a)		0(d	)	2,169,960
Series 2014-S5, Class Cert, 0.00%, 6/18/19 (a)		0(d	)	2,423,460
Series 2014-S6, Class Cert, 0.00%, 12/16/19 (a)		0(d	)	2,616,120
Scholar Funding Trust, Series 2011-A, Class A, 1.64%, 10/28/43 (a)(b)		2,315		2,222,353
SG Mortgage Securities Trust, Series 2006-OPT2, Class A3D, 0.73%, 10/25/36 (b)		4,623		2,963,495
Silver Bay Realty Trust:
Series 2014-1, Class A, 1.53%, 9/17/31 (a)(b)		3,378		3,356,240
Series 2014-1, Class E, 3.76%, 9/17/31 (a)(b)		2,475		2,447,125
Series 2014-1, Class F, 4.06%, 9/17/31 (a)(b)		4,080		3,972,261
SLC Private Student Loan Trust:
Series 2006-A, Class A5, 0.85%, 7/15/36 (b)		2,636		2,630,283
Series 2006-A, Class C, 1.13%, 7/15/36 (b)		9,086		8,058,505

Asset-Backed Securities		Par (000)	Value
United States (continued)
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 1.05%, 3/15/22 (b)	USD	1,425	$1,412,037
Series 2004-A, Class A3, 1.25%, 6/15/33 (b)		31,122	29,384,696
Series 2004-B, Class A2, 1.05%, 6/15/21 (b)		309	308,518
Series 2004-B, Class A3, 1.18%, 3/15/24 (b)		43,555	41,115,315
Series 2005-B, Class A2, 1.03%, 3/15/23 (b)		1,867	1,862,983
Series 2006-A, Class A4, 0.84%, 12/15/23 (b)		11,617	11,513,440
Series 2006-B, Class A4, 0.83%, 3/15/24 (b)		1,757	1,747,234
Series 2006-B, Class A5, 0.92%, 12/15/39 (b)		3,660	3,378,360
Series 2006-C, Class A4, 0.82%, 3/15/23 (b)		1,456	1,448,865
Series 2007-A, Class A2, 0.77%, 9/15/25 (b)		4,601	4,573,596
Series 2007-A, Class A3, 0.82%, 12/15/26 (b)		7,225	7,019,976
SLM Private Education Loan Trust:
Series 2011-A, Class A2, 4.37%, 4/17/28 (a)		1,798	1,858,190
Series 2011-A, Class A3, 3.02%, 1/15/43 (a)(b)		6,560	6,718,473
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		3,154	3,241,318
Series 2011-B, Class A3, 2.76%, 6/16/42 (a)(b)		11,165	11,634,023
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		6,384	6,709,365
Series 2012-B, Class A2, 3.48%, 10/15/30 (a)		3,851	3,929,126
Series 2013-A, Class B, 2.50%, 3/15/47 (a)		17,440	16,994,225
Series 2013-B, Class A2B, 1.61%, 6/17/30 (a)(b)		9,970	10,027,828
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		15,415	15,232,123
Series 2013-C, Class B, 3.50%, 6/15/44 (a)		19,840	19,960,461
Series 2014-A, Class B, 3.50%, 11/15/44 (a)		16,505	16,399,848
SMB Private Education Loan Trust:
Series 2014-A, Class A3, 2.01%, 4/15/32 (a)(b)		1,030	1,035,411
Series 2015-A, Class A2A, 2.49%, 6/15/27 (a)		10,423	10,614,440
Series 2015-A, Class A3, 2.01%, 2/17/32 (a)(b)		17,820	17,911,388
Series 2015-B, Class A2B, 1.71%, 7/15/27 (a)(b)		6,930	6,943,109
Series 2015-B, Class A3, 2.26%, 5/17/32 (a)(b)		29,340	29,927,888
Series 2015-B, Class B, 3.50%, 12/17/40 (a)		15,900	15,578,661
Series 2015-C, Class A2B, 1.92%, 7/15/27 (a)(b)		2,980	3,034,114
Series 2015-C, Class A3, 2.46%, 8/16/32 (a)(b)		26,160	27,137,230
Series 2015-C, Class B, 3.50%, 9/15/43 (a)		13,620	13,392,305
Series 2015-C, Class C, 4.50%, 9/17/46 (a)		24,880	25,067,063
Series 2016-A, Class A2A, 2.70%, 5/15/31 (a)		7,430	7,571,879

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	13

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2016-A, Class A2B, 2.01%, 5/15/31 (a)(b)	USD	18,560	$18,830,608
Series 2016-B, Class A2A, 2.43%, 2/17/32 (a)		11,475	11,501,482
Series 2016-B, Class A2B, 1.94%, 2/17/32 (a)(b)		15,420	15,602,931
SoFi Professional Loan Program LLC:
Series 2015-D, Class A2, 2.72%, 10/27/36 (a)		9,189	9,410,341
Series 2016-C, Class A2B, 2.36%, 12/27/32 (a)		3,720	3,755,136
Series 2016-D, Class A2B, 2.34%, 4/25/33 (a)		3,270	3,269,534
Solarcity LMC Series IV LLC, Series 2015-1, Class B, 5.58%, 8/21/45 (a)		11,370	10,580,945
Sorrento Park CLO Designated Activity Co., Series 1X, Class E, 5.95%, 11/16/27 (b)	EUR	510	481,827
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, 1.32%, 1/25/35 (b)	USD	660	625,470
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (a)		32,250	32,250,000
Springleaf Funding Trust:
Series 2014-AA, Class B, 3.45%, 12/15/22 (a)		150	150,141
Series 2014-AA, Class C, 4.45%, 12/15/22 (a)		1,100	1,098,329
Series 2015-AA, Class B, 3.62%, 11/15/24 (a)		29,600	29,863,686
Symphony CLO XVI Ltd., Series 2015-16A, Class E, 6.13%, 7/15/28 (a)(b)		1,170	1,037,706
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.78%, 5/17/32 (a)(b)		5,196	5,186,507
U.S. Residential Opportunity Fund II Trust:
Series 2016-1II, Class A, 3.47%, 7/27/36 (a)(c)		4,315	4,308,278
Series 2016-2II, Class A, 3.47%, 8/27/36 (a)(c)		20,783	20,783,012
U.S. Residential Opportunity Fund III Trust:
Series 2016-1III, Class A, 3.47%, 7/27/36 (a)(c)		24,510	24,558,020
Series 2016-2III, Class A, 3.47%, 8/27/36 (a)(c)		55,961	55,915,082
U.S. Residential Opportunity Fund IV Trust:
Series 2016-1IV, Class A, 3.47%, 7/27/36 (a)(c)		41,954	41,958,512
Series 2016-2IV, Class A, 3.47%, 8/27/36 (a)(c)		33,795	33,795,275
VOLT L LLC, Series 2016-NP10, Class A1, 3.50%, 9/25/19 (a)(c)		39,800	39,800,000
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 4.25%, 4/25/46 (a)(c)		5,094	5,145,534
VOLT XLV LLC, Series 2016-NPL5, Class A1, 4.00%, 5/25/46 (a)(c)		12,757	12,866,707
VOLT XLVI LLC, Series 2016-NPL6, Class A1, 3.84%, 6/25/46 (a)(c)		56,191	56,512,518
VOLT XLVII LLC, Series 2016-NPL7, Class A1, 3.75%, 6/25/46 (a)(c)		63,587	63,810,626
VOLT XLVIII LLC, Series 2016-NPL8, Class A1, 3.50%, 7/25/46 (a)(c)		20,673	20,686,972
VOLT XXXV, Series 2016-NPL9, Class A1, 3.50%, 9/25/46 (a)(c)		37,578	37,575,467
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 0.66%, 7/25/37 (a)(b)		12,055	10,507,629
Washington Mutual Asset-Backed Certificates, Series 2006-HE4, Class 2A2, 0.70%, 9/25/36 (b)		19,484	9,854,861

Asset-Backed Securities		Par (000)	Value
United States (continued)
Washington Mutual Asset-Backed Certificates Trust:
Series 2006-HE5, Class 1A, 0.68%, 10/25/36 (b)	USD	7,919	$5,983,299
Series 2006-HE5, Class 2A2, 0.71%, 10/25/36 (b)		24,430	13,624,475
World Financial Network Credit Card Master Trust:
Series 2012-C, Class C, 4.55%, 8/15/22		6,229	6,384,329
Series 2012-C, Class M, 3.32%, 8/15/22		2,270	2,336,307
Series 2012-D, Class B, 3.34%, 4/17/23		4,080	4,186,761
Series 2012-D, Class M, 3.09%, 4/17/23		2,525	2,594,486
WVUE, Series 2015-1A, Class A, 4.50%, 9/25/20 (a)(c)		6,425	6,492,300

			2,457,065,332
Total Asset-Backed Securities — 15.4%			4,296,608,594

Common Stocks		Shares	Value
Canada — 0.0%
Northern Graphite Corp. (e)		435,208	99,518
China — 0.0%
Fufeng Group Ltd.		3,000,000	1,399,962
Japan — 0.0%
SoftBank Group Corp.		40,000	2,592,344
Luxembourg — 0.0%
Concrete Investment II SCA - Stapled (e)(f)		24,318	—
Netherlands — 0.1%
ABN AMRO Group NV (a)		403,155	8,335,744
United Kingdom — 0.0%
Barclays PLC		3,719,768	8,064,496
United States — 0.2%
Apple Inc.		67,937	7,680,278
BorgWarner, Inc.		186,893	6,574,896
Concho Resources, Inc. (e)		133,422	18,325,512
Delta Air Lines, Inc. (g)(y)		161,033	6,338,259
Matador Resources Co. (e)		401,983	9,784,266
Ovation Acquisition I, LLC (Acquired 12/28/15, cost $17,341) (e)(h)		17,341	17,341
United Continental Holdings, Inc. (e)(g)(y)		148,041	7,767,711
Vantage Drilling Co. (e)		1,556,671	18,493

			56,506,756
Total Common Stocks — 0.3%			76,998,820

Corporate Bonds		Par (000)	Value
Argentina — 0.0%
Arcor SAIC, 6.00%, 7/06/23 (a)	USD	USD 4,557	4,853,205
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 7/27/23 (a)		7,500	7,818,750

			12,671,955
Australia — 0.2%
APT Pipelines Ltd.:
3.88%, 10/11/22		2,207	2,287,776
4.20%, 3/23/25		6,949	7,191,298
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43		5,859	6,924,822

14	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
Australia (continued)
Cromwell SPV Finance Property Ltd., 2.00%, 2/04/20 (i)	EUR	8,200	$9,257,574
Goodman Australia Industrial Fund Bond Issuer Pty Ltd., 3.40%, 9/30/26	USD	4,155	4,176,544
Goodman Funding Property Ltd., 6.00%, 3/22/22		5,000	5,812,555
QBE Insurance Group Ltd., 5.88%, 6/17/46 (b)		2,817	2,973,518
Transfield Services Ltd.:
8.38%, 5/15/20 (a)		1,800	1,917,000
8.38%, 5/15/20		300	319,500

			40,860,587
Austria — 0.0%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, 8.13%, 10/30/23	EUR	4,600	6,491,773
Raiffeisen Bank International AG:
6.63%, 5/18/21		1,300	1,544,173
4.50%, 2/21/25 (b)		1,800	1,880,497
UNIQA Insurance Group AG, 6.00%, 7/27/46 (b)		1,200	1,440,643

			11,357,086
Belgium — 0.1%
Anheuser-Busch InBev SA/NV, 2.00%, 3/17/28		11,995	15,068,501
Brazil — 0.1%
Fibria Overseas Finance Ltd., 5.25%, 5/12/24	USD	7,510	7,810,400
Marfrig Holdings Europe BV, 8.00%, 6/08/23 (a)		7,500	7,683,750
Minerva Luxembourg SA, 6.50%, 9/20/26 (a)		6,166	6,058,095
Suzano Austria GmbH, 5.75%, 7/14/26 (a)		7,493	7,549,947
Suzano Trading Ltd., 5.88%, 1/23/21 (a)		7,500	7,837,500

			36,939,692
Canada — 0.2%
Air Canada Pass-Through Trust, Series 2015-2, Class B, 5.00%, 12/15/23 (a)		15,270	15,365,437
Barrick Gold Corp., 5.25%, 4/01/42		17,250	18,916,523
Emera U.S. Finance LP, 3.55%, 6/15/26 (a)		3,581	3,711,348
Glencore Canada Financial Corp., 7.38%, 5/27/20	GBP	2,000	3,017,851
TransCanada Trust, 5.88%, 8/15/76 (b)	USD	11,745	12,426,210

			53,437,369
Cayman Islands — 0.0%
Fantasia Holdings Group Co. Ltd., 7.38%, 10/04/21		9,000	9,082,224
Chile — 0.1%
AES Gener SA, 5.00%, 7/14/25 (a)		11,079	11,488,280
GNL Quintero SA, 4.63%, 7/31/29		10,643	11,175,150

			22,663,430
China — 0.8%
Agile Property Holdings Ltd., 6.50%, 2/28/17	CNH	21,000	3,156,703
Baidu, Inc., 4.13%, 6/30/25	USD	3,000	3,221,802
Baosteel Hong Kong Investment Co. Ltd., 0.00%, 12/01/18 (i)(j)		5,000	4,950,000
Biostime International Holdings Ltd., 7.25%, 6/21/21		3,100	3,299,184
China Aoyuan Property Group Ltd., 6.53%, 4/25/19		11,338	11,744,399
China City Construction International Co. Ltd., 5.35%, 7/03/17 (e)(k)	CNH	6,760	811,605
China Singyes Solar Technologies Holdings Ltd., 5.00%, 8/08/19 (i)	CNY	4,000	537,481
Cosmos Boom Investment Ltd., 0.50%, 6/23/20 (i)	USD	7,400	7,141,000

Corporate Bonds		Par (000)	Value
China (continued)
CRRC Corp Ltd., 0.00%, 2/05/21 (i)(j)	USD	17,000	$17,680,000
Ctrip.com International Ltd., 1.25%, 9/15/22 (a)(i)		4,164	4,182,217
Dragon Aviation Finance Luxembourg SA, 4.00%, 11/28/22		14,198	14,801,069
Franshion Capital Ltd., 6.80% (i)(l)		10,000	10,937,500
Greenland Hong Kong Holdings Ltd., 3.88%, 7/28/19		7,750	7,668,741
Hanrui Overseas Investment Co. Ltd., 4.90%, 6/28/19		7,400	7,220,602
HC International, Inc., 5.00%, 11/27/19 (i)	HKD	30,000	3,408,476
Jinan West City Investment & Development Group Co. Ltd., 3.13%, 10/11/21	USD	6,900	6,904,982
Kaisa Group Holdings Ltd., 6.56% (6.56% Cash or 6.56% PIK), 6/30/20 (m)		1,146	1,091,454
Maoye International Holdings Ltd., 7.75%, 5/19/17		5,525	5,483,563
Panda Funding Investment 2013, 3.95%, 12/17/16	CNH	22,000	3,293,010
Powerlong Real Estate Holdings Ltd., 4.88%, 9/15/21	USD	3,710	3,599,457
Proven Honour Capital Ltd.:
4.13%, 5/19/25		23,104	24,565,282
4.13%, 5/06/26		7,750	8,149,280
Semiconductor Manufacturing International Corp., 0.00%, 7/07/22 (i)(j)		9,250	10,556,563
Shenzhen Expressway Co. Ltd., 2.88%, 7/18/21		2,400	2,439,132
Shui On Development Holding Ltd.:
7.50% (b)(i)(l)		7,000	7,323,750
6.88%, 2/26/17	CNH	29,000	4,370,209
Silergy Corp., 0.00%, 8/04/21 (i)(j)	USD	4,900	5,500,250
Sunshine Life Insurance Corp. Ltd., 4.50%, 4/20/26		5,249	5,583,314
Union Life Insurance Co. Ltd., 3.00%, 9/19/21		13,700	13,445,358
West China Cement Ltd., 6.50%, 9/11/19		1,088	1,130,989
Xi’an Municipal Infrastructure Construction Investment Group Co. Ltd., 2.80%, 9/13/19		5,750	5,794,752
Xinyuan Real Estate Co. Ltd., 8.13%, 8/30/19		1,850	1,828,179
Yestar International Holdings Co. Ltd., 6.90%, 9/15/21		4,777	4,952,450
Yufu Eternity Ltd., 5.63%, 11/26/17	CNH	16,000	2,391,800

			219,164,553
Finland — 0.0%
Outokumpu OYJ, 7.25%, 6/16/21	EUR	450	538,243
Stora Enso OYJ, 2.13%, 6/16/23		450	516,772

			1,055,015
France — 0.5%
Air Liquide Finance SA:
2.50%, 9/27/26 (a)	USD	12,702	12,773,017
3.50%, 9/27/46 (a)		2,183	2,208,849
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		7,430	8,219,437
BiSoho SAS, 5.88%, 5/01/23	EUR	974	1,159,305
BNP Paribas Cardif SA, 4.03% (b)(l)		2,200	2,452,378
BNP Paribas SA, 1.13%, 8/16/22	GBP	6,325	8,166,558
Casino Guichard Perrachon SA:
5.98%, 5/26/21	EUR	600	795,605
3.31%, 1/25/23		400	497,479
3.25%, 3/07/24		1,400	1,701,587
2.33%, 2/07/25		5,200	5,923,761
Cie Financiere et Industrielle des Autoroutes SA, 0.75%, 9/09/28		5,500	6,160,471
CNP Assurances, 4.50%, 6/10/47 (b)		3,400	3,895,798
ContourGlobal Power Holdings SA, 5.13%, 6/15/21		325	379,658

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	15

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
France (continued)
Credit Agricole Assurances SA:
4.25% (b)(l)	EUR	2,500	$2,759,973
4.50% (b)(l)		400	443,209
4.75%, 9/27/48 (b)		1,700	1,914,326
Dry Mix Solutions Investissements SAS, 5.50%, 3/15/23 (b)		500	571,507
Faurecia, 3.63%, 6/15/23		1,200	1,379,705
Fonciere Des Regions, 1.88%, 5/20/26		7,000	8,478,824
Groupe Fnac SA, 3.25%, 9/30/23		625	704,467
Lion/Seneca France 2, 7.88%, 4/15/19		3,329	3,380,645
Loxam SAS, 3.50%, 5/03/23		800	916,658
Novafives SAS, 4.50%, 6/30/21		829	813,457
Rexel SA, 3.50%, 6/15/23		1,866	2,143,346
SFR Group SA:
5.38%, 5/15/22		1,220	1,415,035
6.00%, 5/15/22 (a)	USD	16,000	16,320,000
5.63%, 5/15/24	EUR	2,042	2,367,297
7.38%, 5/01/26 (a)	USD	7,307	7,469,142
SGD Group SAS, 5.63%, 5/15/19	EUR	378	435,856
Societe Generale SA, 4.25%, 8/19/26 (a)	USD	26,280	26,139,560
Tereos Finance Groupe I SA, 4.13%, 6/16/23	EUR	800	918,548
THOM Europe SAS, 7.38%, 7/15/19		675	795,367
Verallia Packaging SASU, 5.13%, 8/01/22		1,525	1,796,632

			135,497,457
Germany — 0.6%
Allianz SE, 3.88%, 12/29/49	USD	14,000	13,296,640
alstria office REIT-AG, 2.13%, 4/12/23	EUR	1,200	1,451,476
Aroundtown Property Holdings PLC:
3.00%, 5/05/20 (i)		8,500	12,742,504
1.50%, 5/03/22		7,900	9,007,166
1.50%, 7/15/24		10,000	11,187,320
BMBG Bond Finance SCA, 3.00%, 6/15/21		525	602,010
Commerzbank AG:
7.75%, 3/16/21		8,200	10,771,349
4.00%, 3/23/26		25,827	28,889,806
Deutsche Bank AG:
5.00%, 6/24/20		2,400	2,660,690
1.35%, 3/17/25		200	209,637
4.50%, 5/19/26		16,500	17,629,768
Eurogrid GmbH, 1.50%, 4/18/28		2,500	3,018,316
Evonik Finance BV, 0.75%, 9/07/28		7,148	7,874,387
FTE Verwaltungs GmbH, 9.00%, 7/15/20		100	117,952
HeidelbergCement AG, 2.25%, 3/30/23		900	1,063,472
HSH Nordbank AG:
0.50%, 2/14/17 (b)		9,664	10,476,146
0.54%, 2/14/17 (b)		549	595,137
JH-Holding Finance SA, 8.25% (8.25% Cash or 10.00% PIK), 12/01/22 (m)		1,021	1,235,383
ProGroup AG, 5.13%, 5/01/22		573	685,522
Rapid Holding GmbH, 6.63%, 11/15/20		1,114	1,301,475
Schaeffler Finance BV, 3.25%, 5/15/25		400	485,514
Schaeffler Holding Finance BV:
5.75% (5.75% Cash or 6.50% PIK), 11/15/21 (m)		1,100	1,348,141
6.88% (6.88% Cash or 7.38% PIK), 8/15/18 (m)		251	287,182
Schaeffler Verwaltung Zwei GmbH:
2.75% (2.75% Cash or 3.50% PIK), 9/15/21 (m)		3,150	3,536,645
3.25% (3.25% Cash or 4.00% PIK), 9/15/23 (m)		4,700	5,257,385
3.75% (3.75% Cash or 4.50% PIK), 9/15/26 (m)		950	1,060,809

Corporate Bonds		Par (000)	Value
Germany (continued)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.75%, 1/15/23	EUR	1,763	$2,097,269
5.63%, 4/15/23		471	560,291
4.00%, 1/15/25		5,616	6,482,257
4.63%, 2/15/26		1,200	1,428,908
3.50%, 1/15/27		2,515	2,782,861
6.25%, 1/15/29		637	796,903
Vonovia Finance BV, 1.50%, 6/10/26		7,300	8,632,958
ZF North America Capital, Inc., 2.75%, 4/27/23		1,000	1,195,250

			170,768,529
Greece — 0.0%
OTE PLC, 3.50%, 7/09/20		2,111	2,394,169
Titan Global Finance PLC, 3.50%, 6/17/21		350	403,299

			2,797,468
Hong Kong — 0.3%
AIA Group Ltd., 3.20%, 3/11/25	USD	7,500	7,653,863
Asia View Ltd., 1.50%, 8/08/19 (i)		7,000	7,385,000
ASM Pacific Technology Ltd., 2.00%, 3/28/19 (i)	HKD	20,000	2,623,640
China Nickel Resources Holdings Co. Ltd., 12.00%, 12/12/18 (e)(k)		8,000	103,141
China Overseas Finance Investment Cayman V Ltd., 0.00%, 1/05/23 (i)(j)	USD	14,200	14,643,750
China Precious Metal Resources Holdings Co. Ltd., 7.25%, 2/04/18 (i)	HKD	47,851	4,935,418
Goodman HK Finance, 4.38%, 6/19/24	USD	8,140	8,742,848
IT Ltd., 6.25%, 5/15/18	CNH	25,100	3,722,043
LS Finance 2022 Ltd., 4.25%, 10/16/22	USD	2,340	2,441,542
Noble Group Ltd., 3.63%, 3/20/18		2,554	2,221,980
PB Issuer No. 4 Ltd., 3.25%, 7/03/21 (i)		5,513	4,975,483
REXLot Holdings Ltd.:
6.00%, 2/28/17 (e)(i)(k)	HKD	3,365	303,672
4.50%, 4/17/19 (e)(i)(k)		46,045	4,452,335
RH International Finance Ltd., 3.88%, 7/20/21	USD	6,249	6,219,367
RKI Overseas Finance 2016 B Ltd., 4.70%, 9/06/21		4,981	4,957,599
Shine Power International Ltd., 0.00%, 7/28/19 (i)(j)	HKD	60,000	7,696,870

			83,078,551
India — 0.4%
Adani Transmission Ltd., 4.00%, 8/03/26	USD	2,600	2,614,264
AE-Rotor Holding BV, 4.97%, 3/28/18		293	293,995
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23		13,331	14,491,397
Food Corp. of India, 9.95%, 3/07/22	INR	1,500,000	24,842,550
GCX Ltd., 7.00%, 8/01/19	USD	3,547	3,531,904
Greenko Dutch BV, 8.00%, 8/01/19		3,046	3,259,997
Housing Development Finance Corp. Ltd.:
7.88%, 8/21/19	INR	780,000	11,849,662
7.00%, 1/09/20		950,000	14,144,413
HT Global IT Solutions Holdings Ltd., 7.00%, 7/14/21	USD	6,600	6,926,997
ICICI Bank Ltd., 4.00%, 3/18/26		3,669	3,805,949
Rolta Americas LLC, 8.88%, 7/24/19 (e)(k)		409	44,990
TML Holdings Pte Ltd., 5.75%, 5/07/21		716	766,266
Vedanta Resources PLC:
6.00%, 1/31/19		7,575	7,499,250
8.25%, 6/07/21		9,066	9,156,660

16	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
India (continued)
Videocon Industries Ltd., 4.30%, 12/31/20	USD	735	$585,227

			103,813,521
Indonesia — 0.1%
Berau Capital Resources Pte. Ltd., 12.50%, 7/08/15 (e)(k)		11,675	2,656,063
Berau Coal Energy Tbk PT, 7.25%, 3/13/17 (e)(k)		6,070	1,358,163
Jababeka International BV, 7.50%, 9/24/19		2,916	3,111,661
Pacific Emerald Pte Ltd., 9.75%, 7/25/18		2,250	2,356,875
Star Energy Geothermal Wayang Windu Ltd., 6.13%, 3/27/20		1,187	1,240,415
Theta Capital Pte Ltd., 7.00%, 4/11/22		5,850	6,175,313

			16,898,490
Ireland — 0.1%
Allied Irish Banks PLC, 4.13%, 11/26/25 (b)	EUR	3,786	4,083,967
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.25%, 1/31/19 (a)	USD	3,638	3,715,308
6.00%, 6/30/21 (a)		3,850	3,955,875
4.25%, 1/15/22	EUR	1,617	1,853,122
4.13%, 5/15/23		550	633,292
6.75%, 5/15/24		1,000	1,175,311
Bank of Ireland, 4.25%, 6/11/24 (b)		14,160	15,744,500
eircom Finance DAC, 4.50%, 5/31/22		2,437	2,778,039
Smurfit Kappa Acquisitions, 2.75%, 2/01/25		520	610,431
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24	GBP	3,275	4,254,419

			38,804,264
Israel — 0.1%
Teva Pharmaceutical Finance Netherlands III BV:
2.80%, 7/21/23	USD	3,371	3,379,650
3.15%, 10/01/26		9,268	9,310,874

			12,690,524
Italy — 0.4%
Assicurazioni Generali SpA:
5.13%, 9/16/24	EUR	1,290	1,934,826
5.50%, 10/27/47 (b)		1,038	1,209,770
5.00%, 6/08/48 (b)		18,089	20,491,885
Intesa Sanpaolo SpA:
5.00%, 9/23/19		300	366,539
5.15%, 7/16/20		1,750	2,191,521
6.63%, 9/13/23		6,940	9,133,352
2.86%, 4/23/25		1,236	1,351,979
3.93%, 9/15/26		3,780	4,280,306
Meccanica Holdings USA, Inc.:
7.38%, 7/15/39 (a)	USD	1,740	1,905,300
6.25%, 1/15/40 (a)		5,148	5,045,040
Mercury Bondco PLC, 8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (m)	EUR	3,812	4,415,001
Officine Maccaferri SpA, 5.75%, 6/01/21		305	280,784
Onorato Armatori SpA, 7.75%, 2/15/23		1,776	1,925,252
Saipem Finance International BV:
3.00%, 3/08/21		475	546,272
3.75%, 9/08/23		250	288,944
Schumann SpA, 7.00%, 7/31/23		350	389,135
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	956	972,730
6.00%, 9/30/34		787	779,327
Telecom Italia Finance SA:
6.13%, 11/15/16 (i)	EUR	1,100	1,209,247
7.75%, 1/24/33		2,779	4,164,488

Corporate Bonds		Par (000)	Value
Italy (continued)
Telecom Italia SpA:
4.50%, 1/25/21	EUR	1,169	$1,470,787
3.25%, 1/16/23		1,894	2,258,273
3.63%, 1/19/24		2,709	3,227,556
UniCredit SpA:
6.95%, 10/31/22		9,329	11,813,579
5.75%, 10/28/25 (b)		13,256	15,535,635
4.38%, 1/03/27 (b)		1,525	1,697,771
Veneto Banca SpA, 4.00%, 5/20/19		600	646,119
Wind Acquisition Finance SA:
4.00%, 7/15/20		3,188	3,621,547
4.75%, 7/15/20 (a)	USD	800	806,000
7.00%, 4/23/21	EUR	600	703,501
7.38%, 4/23/21 (a)	USD	3,100	3,239,500

			107,901,966
Jamaica — 0.0%
Digicel Ltd., 6.00%, 4/15/21 (a)		3,100	2,738,540
Japan — 0.3%
Chugoku Electric Power Co., Inc.:
0.00%, 3/23/18 (i)(j)	JPY	200,000	1,992,998
0.00%, 3/25/20 (i)(j)		130,000	1,293,205
Kandenko Co. Ltd., 0.00%, 3/31/21 (i)(j)		280,000	2,970,366
Kansai Paint Co Ltd., 0.00%, 6/17/22 (i)(j)		240,000	2,465,559
LIXIL Group Corp., 0.00%, 3/04/22 (i)(j)		110,000	1,081,776
Mitsubishi UFJ Financial Group, Inc., 3.85%, 3/01/26	USD	3,000	3,253,908
Mitsui OSK Lines Ltd., 0.00%, 4/24/20 (i)(j)		4,100	3,573,150
Mizuho Financial Group, Inc.:
2.27%, 9/13/21		12,700	12,665,621
2.84%, 9/13/26		5,850	5,876,863
Nagoya Railroad Co. Ltd., 0.00%, 12/11/24 (i)(j)	JPY	570,000	6,333,489
Nipro Corp., 0.00%, 1/29/21 (i)(j)		110,000	1,188,082
Shizuoka Bank Ltd., 0.00%, 4/25/18 (i)(j)	USD	1,700	1,666,000
Softbank Corp., 4.50%, 4/15/20 (a)		1,045	1,084,188
SoftBank Group Corp.:
4.63%, 4/15/20	EUR	800	988,553
4.75%, 7/30/25		446	549,891
5.25%, 7/30/27		761	963,186
Sumitomo Forestry Co. Ltd., 0.00%, 8/24/18 (i)(j)	JPY	350,000	3,522,262
Sumitomo Mitsui Financial Group, Inc., 2.63%, 7/14/26	USD	4,750	4,688,753
Suzuki Motor Corp.:
0.00%, 3/31/21 (i)(j)	JPY	300,000	3,238,746
0.00%, 3/31/23 (i)(j)		360,000	3,949,509
Takashimaya Co. Ltd., 0.00%, 12/11/18 (i)(j)		520,000	5,115,132
Tohoku Electric Power Co., Inc.:
0.00%, 12/03/18 (i)(j)		170,000	1,685,247
0.00%, 12/03/20 (i)(j)		180,000	1,788,373
Transcosmos, Inc., 0.00%, 12/22/20 (i)(j)		420,000	4,209,112
Unicharm Corp., 0.00%, 9/25/20 (i)(j)		170,000	2,045,264
Wessex Ltd., 0.00%, 6/24/19 (j)		450,000	177,506
Yamaguchi Financial Group, Inc.:
0.00%, 12/20/18 (i)(j)	USD	3,300	3,710,850
0.36%, 3/26/20 (b)(i)		4,200	4,340,700

			86,418,289
Luxembourg — 0.2%
Altice Financing SA, 5.25%, 2/15/23	EUR	698	812,722
Altice Finco SA, 9.00%, 6/15/23		729	926,374
Altice Luxembourg SA:
7.25%, 5/15/22		1,116	1,321,363

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	17

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
Luxembourg (continued)
6.25%, 2/15/25	EUR	1,095	$1,234,564
7.63%, 2/15/25 (a)	USD	10,761	11,030,025
APERAM, 0.63%, 7/08/21 (i)		5,800	7,151,980
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	2,007	2,297,412
Bilbao Luxembourg SA, 11.06% (10.50% Cash or 11.25% PIK), 12/01/18 (m)		6,162	6,906,568
DEA Finance SA, 7.50%, 10/15/22		2,350	2,639,886
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	2,609	3,444,197
Intelsat Jackson Holdings SA, 5.50%, 8/01/23	USD	3,290	2,278,325
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 8/01/22 (a)		2,900	2,860,125
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	2,380	2,660,219
Monitchem HoldCo 3 SA, 5.25%, 6/15/21		447	503,425
Swissport Investments SA, 6.75%, 12/15/21		793	917,546
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24		2,605	3,226,292
Telenet Finance VI Luxembourg SCA, 4.88%, 7/15/27		334	393,961
WFS Global Holding SAS, 9.50%, 7/15/22		823	912,677

			51,517,661
Malaysia — 0.1%
1MDB Energy Ltd., 5.99%, 5/11/22	USD	7,500	8,372,610
Cahaya Capital Ltd., 0.00%, 9/18/21 (i)(j)		5,000	4,941,250
RHB Bank Bhd, 2.50%, 10/06/21		5,850	5,841,517

			19,155,377
Mexico — 0.0%
Cemex Finance LLC:
9.38%, 10/12/22 (a)		6,250	6,851,563
9.38%, 10/12/22		1,250	1,370,313
4.63%, 6/15/24	EUR	880	1,011,735

			9,233,611
Netherlands — 0.2%
ASML Holding NV:
0.63%, 7/07/22		1,375	1,573,104
1.38%, 7/07/26		3,675	4,308,963
Constellium NV:
7.88%, 4/01/21 (a)	USD	1,219	1,301,283
4.63%, 5/15/21	EUR	400	398,054
8.00%, 1/15/23 (a)	USD	3,342	3,367,065
ING Bank NV, 2.05%, 8/15/21 (a)		15,100	15,116,716
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 7/15/21	EUR	364	414,871
SNS Bank NV, 3.75%, 11/05/25 (b)		10,188	11,646,633
TMF Group Holding BV, 9.88%, 12/01/19		691	824,676
United Group BV, 7.88%, 11/15/20		1,322	1,544,479
UPC Holding BV, 6.75%, 3/15/23		451	544,023
UPCB Finance IV Ltd., 4.00%, 1/15/27		2,610	2,902,639
Ziggo Bond Finance BV, 4.63%, 1/15/25		173	194,243

			44,136,749
New Zealand — 0.0%
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20	USD	7,430	7,662,187
6.88%, 2/15/21		1,305	1,353,938

			9,016,125
Norway — 0.1%
Golden Ocean Group Ltd., 3.07%, 1/30/19 (i)		1,000	681,250
Norske Skog AS, 11.75%, 12/15/19	EUR	801	760,410
Norwegian Air Shuttle ASA Pass-Through Trust, Series 2016-1, Class B, 7.50%, 11/10/23 (a)	USD	12,131	12,070,345

Corporate Bonds		Par (000)	Value
Norway (continued)
Silk Bidco AS, 7.50%, 2/01/22	EUR	1,350	$1,582,878

			15,094,883
Panama — 0.0%
AES Panama SRL, 6.00%, 6/25/22 (a)	USD	3,750	3,928,125
Philippines — 0.0%
Royal Capital BV, 6.25% (b)(l)		5,350	5,629,077
Poland — 0.0%
Play Finance 2 SA, 5.25%, 2/01/19	EUR	558	641,720
Portugal — 0.0%
Banco Espirito Santo SA:
2.63%, 5/08/17 (e)(k)		6,100	1,493,838
4.75%, 1/15/18 (e)(k)		15,500	3,795,819
4.00%, 1/21/19 (e)(k)		19,000	4,652,939

			9,942,596
Singapore — 0.1%
Global A&T Electronics Ltd., 10.00%, 2/01/19	USD	12,190	9,630,100
Suntec Real Estate Investment Trust, 1.75%, 9/05/21 (i)	SGD	6,500	4,719,161
United Overseas Bank Ltd.:
3.50%, 9/16/26 (b)	USD	8,000	8,238,296
2.88%, 3/08/27 (b)		4,750	4,742,167

			27,329,724
South Africa — 0.0%
Sappi Papier Holding GmbH, 4.00%, 4/01/23	EUR	440	507,622
South Korea — 0.1%
GS Engineering & Construction Corp., 4.50%, 7/21/21 (i)	USD	3,600	3,654,022
Hyundai Heavy Industries Co. Ltd., 0.00%, 6/29/20 (i)(j)		2,400	2,310,000
Kakao Corp., 0.00%, 5/11/21 (i)(j)	KRW	4,800,000	4,434,558
Shinhan Bank, 3.88%, 3/24/26	USD	4,670	4,939,025
Woori Bank, 4.75%, 4/30/24		18,700	20,226,986

			35,564,591
Spain — 0.3%
Bankia SA, 4.00%, 5/22/24 (b)	EUR	21,100	23,504,839
BPE Financiaciones SA, 2.00%, 2/03/20		12,100	13,841,484
Cellnex Telecom SA, 2.38%, 1/16/24		500	575,657
Cirsa Funding Luxembourg SA:
5.75%, 5/15/21		475	559,206
5.88%, 5/15/23		650	758,476
Codere Finance 2 Luxembourg SA:
9.00% (3.50% Cash and 5.50% PIK), 6/30/21 (m)		266	272,135
9.00% (3.50% Cash and 5.50% PIK), 6/30/21 (a)(m)	USD	462	472,973
Gestamp Funding Luxembourg SA, 3.50%, 5/15/23	EUR	325	375,744
Ibercaja Banco SA, 5.00%, 7/28/25 (b)		13,900	14,470,731
Mapfre SA, 1.63%, 5/19/26		8,500	10,067,715
Merlin Properties Socimi SA, 2.23%, 4/25/23		2,200	2,619,273
Metrovacesa SA, 2.38%, 5/23/22		900	1,067,336
NH Hotel Group SA, 3.75%, 10/01/23		675	764,369
OHL Investments SA, 4.00%, 4/25/18 (i)		900	940,249
PortAventura Entertainment Barcelona BV:
5.33%, 12/01/19 (b)		1,500	1,690,089
7.25%, 12/01/20		4,334	5,050,764
Santander Issuances SAU, 3.25%, 4/04/26		2,200	2,522,221

			79,553,261
Sweden — 0.1%
Nordea Bank AB, 2.38%, 6/02/22	GBP	6,600	9,127,330

18	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
Sweden (continued)
Skandinaviska Enskilda Banken AB, 1.25%, 8/05/22	GBP	3,300	$4,277,037
Verisure Holding AB, 6.00%, 11/01/22	EUR	1,165	1,410,134

			14,814,501
Switzerland — 0.3%
Credit Suisse AG, 5.75%, 9/18/25 (b)		3,090	3,767,152
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 8/08/25	GBP	5,575	7,178,479
Glencore Finance Dubai Ltd., 2.63%, 11/19/18	EUR	4,410	5,139,907
Glencore Finance Europe SA, 3.38%, 9/30/20		1,147	1,393,952
LafargeHolcim Finance U.S. LLC:
3.50%, 9/22/26 (a)	USD	4,787	4,902,558
4.75%, 9/22/46 (a)		5,935	6,132,339
UBS AG, 4.75%, 2/12/26 (b)	EUR	4,255	5,088,888
UBS Group Funding Jersey Ltd.:
2.65%, 2/01/22 (a)	USD	32,678	32,617,186
1.25%, 9/01/26	EUR	6,625	7,392,830

			73,613,291
Taiwan — 0.2%
Advanced Semiconductor Engineering, Inc., 0.00%, 3/27/18 (i)(j)	USD	15,000	14,812,500
Foxconn Far East Ltd., 2.25%, 9/23/21		12,550	12,513,341
Neo Solar Power Corp., 0.00%, 7/18/17 (i)(j)		5,000	4,725,000
TPK Holding Co. Ltd., 0.00%, 4/08/20 (i)(j)		10,750	9,836,250

			41,887,091
Thailand — 0.1%
Bangkok Dusit Medical Services PCL, 0.00%, 9/18/19 (i)(j)	THB	256,000	8,173,160
CP Foods Holdings Ltd., 0.50%, 9/22/21 (i)	USD	8,800	8,800,000
Kasikornbank PCL, 2.38%, 4/06/22		9,400	9,400,000

			26,373,160
Turkey — 0.0%
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 9/15/28 (a)		7,961	7,632,263
United Arab Emirates — 0.0%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 5/30/25 (a)		6,536	6,878,971
United Kingdom — 2.0%
AA Bond Co. Ltd., 5.50%, 7/31/43	GBP	4,335	5,548,545
Anglo American Capital PLC:
1.75%, 4/03/18	EUR	4,115	4,668,798
6.88%, 5/01/18	GBP	250	346,977
2.50%, 9/18/18	EUR	900	1,034,021
2.75%, 6/07/19		10,273	11,909,047
1.50%, 4/01/20		6,325	6,961,749
2.88%, 11/20/20		900	1,024,825
2.50%, 4/29/21		400	445,435
3.50%, 3/28/22		620	712,633
3.25%, 4/03/23		520	579,781
Annington Finance No. 4 PLC, 1.47%, 1/10/23 (b)	GBP	1	1,181
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (m)		743	1,121,917
Arrow Global Finance PLC, 5.13%, 9/15/24		325	407,132
Barclays Bank PLC, 7.63%, 11/21/22	USD	1,603	1,779,330
Barclays PLC, 3.25%, 2/12/27	GBP	4,435	5,784,034
British Sky Broadcasting Group PLC, 1.50%, 9/15/21	EUR	3,890	4,591,108
CNH Industrial Finance Europe SA:
2.88%, 9/27/21		840	993,178
2.88%, 5/17/23		1,700	1,952,199
Cognita Financing PLC, 7.75%, 8/15/21	GBP	684	926,457

Corporate Bonds		Par (000)	Value
United Kingdom (continued)
Corral Petroleum Holdings AB, 11.75% (11.75% Cash or 11.75% PIK), 5/15/21 (m)	EUR	125	$127,655
CPUK Finance Ltd., 7.00%, 2/28/42	GBP	646	883,570
Delphi Automotive PLC:
1.60%, 9/15/28	EUR	2,475	2,825,824
4.40%, 10/01/46	USD	2,993	3,055,437
EC Finance PLC, 5.13%, 7/15/21	EUR	1,560	1,813,770
Enterprise Funding Ltd., 3.50%, 9/10/20 (i)	GBP	600	604,029
Enterprise Inns PLC, 6.00%, 10/06/23		6,106	7,982,549
Ephios Holdco II PLC, 8.25%, 7/01/23	EUR	1,803	2,157,062
Fiat Chrysler Finance Europe:
6.63%, 3/15/18		1,354	1,635,861
4.75%, 3/22/21		3,058	3,750,369
4.75%, 7/15/22		1,412	1,732,805
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	406	539,466
Greene King Finance PLC, 4.06%, 3/15/35		4,948	7,062,445
Greene King Finance PLC, Series A5, 2.88%, 12/15/33 (b)		27,569	34,840,580
HBOS PLC, 4.50%, 3/18/30 (b)	EUR	4,260	5,309,952
HSBC Holdings PLC:
2.65%, 1/05/22	USD	38,867	38,734,736
3.60%, 5/25/23		7,886	8,144,629
0.88%, 9/06/24	EUR	6,375	7,130,620
Iceland Bondco PLC:
6.25%, 7/15/21	GBP	300	371,248
6.75%, 7/15/24		800	953,961
IDH Finance PLC, 6.25%, 8/15/22		725	916,775
INEOS Finance PLC, 4.00%, 5/01/23	EUR	8,911	10,024,237
INOVYN Finance PLC, 6.25%, 5/15/21		500	580,859
Iron Mountain Europe PLC, 6.13%, 9/15/22	GBP	100	134,799
Jaguar Land Rover Automotive PLC, 3.88%, 3/01/23		306	409,954
Jerrold Finco PLC, 6.25%, 9/15/21		375	487,536
Lecta SA, 6.50%, 8/01/23	EUR	575	637,339
Mitchells & Butlers Finance PLC, 2.50%, 6/15/36 (b)	GBP	3,072	2,907,021
New Look Secured Issuer PLC, 6.50%, 7/01/22		3,100	3,702,788
Old Mutual PLC, 8.00%, 6/03/21		300	443,281
Pension Insurance Corp. PLC, 6.50%, 7/03/24		1,772	2,279,131
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21		1,953	2,464,916
Punch Taverns Finance B Ltd.:
7.37%, 9/30/21		6,497	8,615,483
Series A6, 5.94%, 9/30/22		9,808	12,182,838
Series A7, 5.27%, 3/30/24		7,834	9,214,130
Punch Taverns Finance PLC:
0.53%, 7/15/21 (b)		697	826,175
7.27%, 10/15/26		5,015	7,259,702
7.27%, 10/15/26 (a)		1,825	2,638,731
Series M3, 6.03%, 10/15/27 (a)(b)		7,066	7,785,021
Royal Bank of Scotland Group PLC, 3.88%, 9/12/23	USD	48,875	48,092,658
Santander UK Group Holdings PLC, 2.88%, 8/05/21		37,730	37,714,644
Sky PLC:
2.25%, 11/17/25	EUR	4,500	5,546,830
2.50%, 9/15/26		800	1,000,764
Spirit Issuer PLC:
Series A2, 3.08%, 12/28/31 (b)	GBP	14,430	16,833,234
Series A6, 2.18%, 12/28/36 (b)		7,014	8,545,696
Standard Chartered PLC:
2.10%, 8/19/19 (a)	USD	18,456	18,448,636
4.05%, 4/12/26		6,000	6,206,022
4.30%, 2/19/27 (a)		11,490	11,435,377
Stonegate Pub Co. Financing PLC:
5.28%, 4/15/19 (b)	GBP	2,205	2,852,279

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	19

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
United Kingdom (continued)
5.75%, 4/15/19	GBP	2,395	$3,174,108
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	1,298	1,542,686
Tesco PLC:
5.00%, 3/24/23	GBP	500	709,364
6.00%, 12/14/29		500	748,819
Tesco Property Finance 1 PLC, 7.62%, 7/13/39		3,363	5,266,788
Tesco Property Finance 3 PLC, 5.74%, 4/13/40		6,976	9,322,370
Tesco Property Finance 4 PLC, 5.80%, 10/13/40		3,281	4,319,449
Trafford Centre Finance Ltd., 1.32%, 7/28/35 (b)		3,400	3,398,992
Tullow Oil Jersey Ltd., 6.63%, 7/12/21 (i)	USD	1,600	1,909,440
Tullow Oil PLC, 6.00%, 11/01/20 (a)		260	234,650
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	394	548,733
Series A4, 5.66%, 6/30/27		17,965	24,284,567
Series M, 7.40%, 3/28/24		17,689	23,123,503
Series N, 6.46%, 3/30/32		29,818	32,858,244
Virgin Media Secured Finance PLC:
6.00%, 4/15/21		652	875,182
5.50%, 1/15/25		1,620	2,162,744
4.88%, 1/15/27		4,931	6,400,868
6.25%, 3/28/29		4,490	6,219,785
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	2,814	3,338,841
Vodafone Group PLC:
4.38%, 2/19/43	USD	18,740	18,772,458
3.00%, 8/12/56	GBP	975	1,211,686
Vougeot Bidco PLC, 7.88%, 7/15/20		2,104	2,830,714
Voyage Care Bondco PLC:
6.50%, 8/01/18		106	135,385
11.00%, 2/01/19		4,340	5,541,444

			569,562,591
United States — 10.1%
AbbVie, Inc., 3.20%, 5/14/26	USD	21,167	21,428,497
Actavis Funding SCS:
3.00%, 3/12/20		8,599	8,878,596
3.80%, 3/15/25		56,005	59,273,116
Adient Global Holdings Ltd., 3.50%, 8/15/24	EUR	725	813,415
Aetna, Inc.:
3.20%, 6/15/26	USD	21,460	21,818,919
4.38%, 6/15/46		8,767	9,180,338
Air Lease Corp., 3.00%, 9/15/23		9,104	9,000,488
Ally Financial, Inc., 8.00%, 11/01/31		2,600	3,204,500
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (a)		15,650	16,178,187
Altria Group, Inc.:
5.38%, 1/31/44		7,877	9,917,379
3.88%, 9/16/46		13,503	14,008,701
Amazon.com, Inc., 4.95%, 12/05/44		7,450	9,078,615
American Airlines Group, Inc., 4.63%, 3/01/20 (a)		10,610	10,716,100
American Airlines Pass-Through Trust, 6.00%, 1/15/17 (a)		39,179	39,570,536
American International Group, Inc., 3.90%, 4/01/26		18,620	19,698,899
American Tower Corp., 3.38%, 10/15/26		17,090	17,322,715
Amgen, Inc., 4.40%, 5/01/45		26,627	27,969,640
Aon PLC:
3.50%, 6/14/24		4,510	4,698,725
3.88%, 12/15/25		4,510	4,815,710
Apache Corp., 4.75%, 4/15/43		5,695	5,818,929
Apple Inc.:
4.65%, 2/23/46		15,819	18,253,955
3.85%, 8/04/46		31,293	32,005,291
Ares Capital Corp., 3.63%, 1/19/22		32,120	32,329,198

Corporate Bonds		Par (000)	Value
United States (continued)
AT&T Inc., 4.13%, 2/17/26	USD	48,675	$52,598,254
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 4/01/23		7,615	7,681,631
Avis Budget Finance PLC, 4.13%, 11/15/24	EUR	950	1,040,508
Axalta Coating Systems Dutch Holding B BV, 3.75%, 1/15/25		600	663,634
Ball Corp., 4.38%, 12/15/23		718	899,325
Baltimore Gas & Electric Co., 3.50%, 8/15/46	USD	2,773	2,772,487
Bank of America Corp.:
2.30%, 7/25/25	GBP	4,000	5,221,911
4.45%, 3/03/26	USD	67,680	72,634,650
3.50%, 4/19/26		51,385	53,399,806
Bank of New York Mellon Corp., 2.80%, 5/04/26		8,863	9,095,964
Baylor Scott & White Holdings, 4.19%, 11/15/45		6,325	6,939,145
Belden, Inc., 5.50%, 4/15/23	EUR	610	718,481
Burlington Northern Santa Fe LLC, 3.90%, 8/01/46	USD	2,289	2,446,941
Calpine Corp.:
5.38%, 1/15/23		8,090	8,059,663
5.50%, 2/01/24		7,615	7,519,813
5.75%, 1/15/25		7,460	7,366,750
Capital One Financial Corp., 3.75%, 7/28/26		57,273	57,475,976
Catholic Health Initiatives, 4.35%, 11/01/42		4,455	4,417,230
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		8,115	8,480,175
5.75%, 2/15/26 (a)		15,030	15,931,800
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24		5,190	5,540,325
Celanese US Holdings LLC, 1.13%, 9/26/23	EUR	3,025	3,428,157
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (a)	USD	1,940	2,051,550
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.91%, 7/23/25 (a)		37,380	41,232,196
6.48%, 10/23/45 (a)		33,728	40,788,012
CHS/Community Health Systems, Inc., 8.00%, 11/15/19		5,622	5,509,560
CIT Group, Inc.:
4.25%, 8/15/17		4,819	4,909,356
5.50%, 2/15/19 (a)		8,560	9,062,900
Citigroup, Inc., 4.13%, 7/25/28		60,559	61,565,975
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		7,410	7,715,663
Cleco Corporate Holdings LLC, 3.74%, 5/01/26 (a)		5,586	5,814,808
Comcast Corp.:
2.35%, 1/15/27		12,905	12,733,234
4.40%, 8/15/35		11,464	12,984,654
3.40%, 7/15/46		6,898	6,705,560
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23		3,290	3,452,822
CONSOL Energy, Inc., 5.88%, 4/15/22		8,937	8,222,040
Continental Resources, Inc., 5.00%, 9/15/22		7,460	7,441,350
Cox Communications, Inc., 3.35%, 9/15/26 (a)		3,051	3,075,570
Crown Castle International Corp.:
2.25%, 9/01/21		2,439	2,437,024
4.45%, 2/15/26		8,151	8,952,031
3.70%, 6/15/26		10,815	11,284,371
Crown European Holdings SA:
4.00%, 7/15/22	EUR	100	122,446
3.38%, 5/15/25		1,032	1,184,692
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (a)	USD	1,805	1,886,225
CSC Holdings LLC:
10.13%, 1/15/23 (a)		7,010	8,079,025

20	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
United States (continued)
5.25%, 6/01/24	USD	360	$342,000
6.63%, 10/15/25 (a)		3,910	4,242,350
10.88%, 10/15/25 (a)		2,365	2,767,050
CVS Health Corp., 2.88%, 6/01/26		17,140	17,393,963
Darling Global Finance BV, 4.75%, 5/30/22	EUR	400	458,329
DaVita, Inc., 5.13%, 7/15/24	USD	24,300	24,786,000
Devon Energy Corp., 5.85%, 12/15/25		9,005	10,134,038
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/26 (a)		18,795	20,605,015
Dignity Health, 5.27%, 11/01/64		5,929	7,066,485
Discover Bank, 3.45%, 7/27/26		7,091	7,132,404
Discovery Communications LLC:
4.90%, 3/11/26		8,940	9,713,140
4.88%, 4/01/43		22,510	21,422,182
DISH DBS Corp., 5.88%, 7/15/22		8,105	8,329,752
Dollar Tree, Inc., 5.75%, 3/01/23		11,398	12,267,097
DPL, Inc., 6.50%, 10/15/16		155	155,195
EMC Corp., 1.88%, 6/01/18		7,457	7,338,971
Endo Finance LLC/Endo Finco, Inc., 5.38%, 1/15/23 (a)		3,277	2,900,145
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., 6.00%, 7/15/23 (a)		11,388	10,363,080
Energy Transfer Partners LP:
4.75%, 1/15/26		11,250	11,622,949
5.15%, 3/15/45		6,456	5,980,077
Entergy Corp., 2.95%, 9/01/26		3,588	3,593,841
Enterprise Products Operating LLC:
5.10%, 2/15/45		3,471	3,732,936
4.90%, 5/15/46		5,539	5,821,572
EOG Resources, Inc., 4.15%, 1/15/26		7,769	8,485,395
Exelon Corp., 3.40%, 4/15/26		6,895	7,176,475
First Data Corp.:
5.00%, 1/15/24 (a)		7,615	7,729,225
5.75%, 1/15/24 (a)		22,510	23,129,025
Ford Motor Credit Co. LLC, 1.90%, 8/12/19		6,581	6,571,497
Frontier Communications Corp., 10.50%, 9/15/22		7,459	7,906,540
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	725	757,423
General Motors Financial Co., Inc., 5.25%, 3/01/26	USD	18,795	20,642,248
Gilead Sciences, Inc., 2.50%, 9/01/23		3,835	3,875,651
Goldman Sachs Group, Inc.:
2.35%, 11/15/21		17,108	17,068,309
4.25%, 10/21/25		51,720	54,429,869
Goodyear Dunlop Tires Europe BV, 3.75%, 12/15/23	EUR	500	586,673
Halliburton Co., 3.80%, 11/15/25	USD	18,760	19,395,232
HCA, Inc.:
8.00%, 10/01/18		12,048	13,448,580
5.88%, 2/15/26		18,678	19,915,417
5.25%, 6/15/26		7,460	7,926,250
Series 1, 5.88%, 5/01/23		7,568	8,059,920
HD Supply, Inc.:
5.25%, 12/15/21 (a)		3,277	3,465,428
5.75%, 4/15/24 (a)		11,090	11,644,500
Herc Rentals, Inc., 7.50%, 6/01/22 (a)		3,900	4,036,500
Hertz Holdings Netherlands BV, 4.13%, 10/15/21	EUR	725	832,758
Hess Corp., 5.60%, 2/15/41	USD	11,537	11,499,632

Corporate Bonds		Par (000)	Value
United States (continued)
Huntsman International LLC:
5.13%, 4/15/21	EUR	1,500	$1,758,905
5.13%, 11/15/22	USD	5,549	5,770,960
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		975	976,170
4.88%, 3/15/19		4,111	4,131,555
6.00%, 8/01/20		7,420	7,457,100
Informatica LLC, 7.13%, 7/15/23 (a)		5,765	5,390,275
Intel Corp., 4.10%, 5/19/46		18,610	19,918,283
International Game Technology PLC:
6.25%, 2/15/22 (a)		1,884	1,997,040
4.75%, 2/15/23	EUR	1,875	2,264,790
International Paper Co., 4.40%, 8/15/47	USD	11,777	11,909,691
iStar, Inc., 4.00%, 11/01/17		1,996	2,000,990
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		1,850	1,803,750
JPMorgan Chase & Co.:
2.70%, 5/18/23		9,284	9,379,774
3.20%, 6/15/26		33,515	34,396,411
4.25%, 10/01/27		31,190	33,464,999
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		2,655	2,336,400
Kinder Morgan, Inc., 5.55%, 6/01/45		14,983	15,370,925
KLA-Tencor Corp., 4.65%, 11/01/24		1,799	1,976,916
Kraft Heinz Foods Co., 3.00%, 6/01/26		32,343	32,601,032
Lam Research Corp.:
2.80%, 6/15/21		1,140	1,170,117
3.90%, 6/15/26		2,902	3,021,681
Levi Strauss & Co., 6.88%, 5/01/22		1,161	1,230,660
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	1,888	2,258,754
Magellan Midstream Partners LP, 4.25%, 9/15/46	USD	2,744	2,735,653
Massachusetts Institute of Technology:
3.96%, 7/01/38		8,375	9,576,846
3.89%, 7/01/99		8,074	8,039,371
MGM Resorts International, 6.00%, 3/15/23		15,080	16,361,800
Micron Technology, Inc., 5.25%, 8/01/23 (a)		4,800	4,740,000
Microsoft Corp.:
3.75%, 2/12/45		9,463	9,604,330
4.45%, 11/03/45		10,838	12,321,776
3.70%, 8/08/46		19,238	19,472,415
Molson Coors Brewing Co.:
1.25%, 7/15/24	EUR	5,000	5,780,361
4.20%, 7/15/46	USD	1,131	1,178,435
Monsanto Co., 3.95%, 4/15/45		3,725	3,640,357
Morgan Stanley:
3.88%, 1/27/26		34,213	36,323,326
3.13%, 7/27/26		17,428	17,532,202
4.35%, 9/08/26		30,420	32,476,453
3.95%, 4/23/27		31,940	33,174,449
Mylan NV, 3.95%, 6/15/26 (a)		18,683	18,823,814
Netflix, Inc., 5.50%, 2/15/22		5,360	5,768,700
New York & Presbyterian Hospital, 3.56%, 8/01/36		4,084	4,290,789
Newell Brands, Inc., 4.20%, 4/01/26		28,373	30,901,261
Noble Energy, Inc.:
5.63%, 5/01/21		886	922,967
5.05%, 11/15/44		9,750	9,626,077
Northern States Power Co., 3.60%, 5/15/46		2,295	2,402,020
Northwell Healthcare, Inc., 3.98%, 11/01/46		9,703	9,812,731
NVIDIA Corp., 3.20%, 9/16/26		13,198	13,301,921
Ochsner Clinic Foundation, 5.90%, 5/15/45		5,505	7,196,587
Oncor Electric Delivery Co. LLC, 5.30%, 6/01/42		1,374	1,749,180

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	21

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
United States (continued)
Oracle Corp.:
2.65%, 7/15/26	USD	29,007	$29,012,279
3.90%, 5/15/35		7,496	7,749,665
4.13%, 5/15/45		7,567	7,925,577
4.00%, 7/15/46		19,901	20,563,962
Pfizer, Inc., 2.75%, 6/03/26		12,785	13,214,180
Philip Morris International, Inc., 4.25%, 11/10/44		4,030	4,463,543
Ply Gem Industries, Inc., 6.50%, 2/01/22		3,730	3,841,900
Post Holdings, Inc., 7.75%, 3/15/24 (a)		7,440	8,332,800
PPL Capital Funding, Inc., 3.10%, 5/15/26		18,610	18,917,084
Providence St. Joseph Health Obligated Group, 3.74%, 10/01/47		4,540	4,656,737
PSPC Escrow Corp., 6.00%, 1/02/23	EUR	952	1,000,285
QUALCOMM, Inc., 4.80%, 5/20/45	USD	43,864	47,886,636
Reynolds American, Inc., 4.45%, 6/12/25		16,570	18,487,580
Rite Aid Corp., 6.13%, 4/01/23 (a)		7,440	8,029,025
Riverbed Technology, Inc., 8.88%, 3/01/23 (a)		3,285	3,510,844
S&P Global, Inc., 2.95%, 1/22/27 (a)		5,660	5,690,117
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		3,614	3,817,288
5.63%, 4/15/23		947	1,010,923
5.75%, 5/15/24		23,381	25,163,801
Sabine Pass LNG LP, 7.50%, 11/30/16		8,575	8,639,313
Sabre GLBL, Inc.:
5.38%, 4/15/23 (a)		2,900	2,979,750
5.25%, 11/15/23 (a)		5,965	6,069,387
Sealed Air Corp., 4.50%, 9/15/23	EUR	545	674,425
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (a)	USD	11,425	12,367,563
SESI LLC, 7.13%, 12/15/21		7,261	7,097,627
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/23		33,452	33,614,008
3.20%, 9/23/26		17,549	17,643,396
Sirius XM Radio, Inc., 5.38%, 4/15/25 (a)		8,385	8,657,513
Southern Baptist Hospital of Florida, Inc., 4.86%, 7/15/45		5,165	6,286,745
Southern Co.:
2.95%, 7/01/23		7,238	7,478,352
3.25%, 7/01/26		23,792	24,642,445
Spectrum Brands, Inc., 5.75%, 7/15/25		1,850	1,998,000
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		4,105	4,530,894
Sprint Corp., 7.88%, 9/15/23		24,060	24,210,375
Standard Industries, Inc., 6.00%, 10/15/25 (a)		34,482	36,895,740
State Street Corp., 2.65%, 5/19/26		30,616	30,964,226
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26		1,751	1,785,517
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)		706	728,945
Tenet Healthcare Corp.:
6.00%, 10/01/20		3,781	3,998,408
8.13%, 4/01/22		7,264	7,264,000
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26		12,428	12,333,821
T-Mobile USA, Inc.:
5.25%, 9/01/18		5,622	5,699,303
6.63%, 11/15/20		2,180	2,239,950
6.63%, 4/28/21		3,160	3,325,900
6.73%, 4/28/22		5,680	5,964,000
6.84%, 4/28/23		1,800	1,939,500
6.00%, 4/15/24		15,050	16,103,500
Total System Services, Inc., 3.80%, 4/01/21		9,670	10,261,398
TransDigm, Inc.:
6.00%, 7/15/22		8,120	8,566,600
6.50%, 7/15/24		7,480	7,872,700

Corporate Bonds		Par (000)	Value
United States (continued)
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	1,000	$1,179,523
U.S. Bancorp, 2.38%, 7/22/26		17,300	17,086,051
United Airlines Pass-Through Trust, Series 2013-1, Class B, 5.38%, 2/15/23		20,069	20,871,345
United Rentals North America, Inc.:
7.63%, 4/15/22		1,454	1,548,510
5.75%, 11/15/24		3,275	3,397,813
5.50%, 7/15/25		7,480	7,629,600
UnitedHealth Group, Inc.:
3.10%, 3/15/26		3,380	3,531,312
4.75%, 7/15/45		1,580	1,894,717
University of Southern California, 3.03%, 10/01/39		15,366	15,221,821
Univision Communications, Inc., 8.50%, 5/15/21 (a)		7,440	7,700,400
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/21 (a)		4,362	4,100,280
4.50%, 5/15/23	EUR	274	243,162
6.13%, 4/15/25 (a)	USD	12,086	10,409,067
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 2/01/23	EUR	1,200	1,292,758
Verizon Communications, Inc.:
2.63%, 8/15/26	USD	5,809	5,701,359
4.13%, 8/15/46		27,313	27,320,538
4.86%, 8/21/46		8,920	9,990,962
Viacom, Inc., 3.45%, 10/04/26		3,642	3,639,997
Visa, Inc., 4.30%, 12/14/45		7,445	8,603,993
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/24		18,610	19,976,570
3.45%, 6/01/26		3,010	3,124,735
4.80%, 11/18/44		8,997	9,917,852
4.65%, 6/01/46		668	724,207
Washington Mutual Bank:
0.00%, 5/01/09 (e)(k)		52,898	11,439,193
0.00%, 11/06/09 (e)(k)		45,161	9,766,066
0.00%, 6/16/10 (e)(k)		14,745	3,188,606
0.00%, 2/04/11 (e)(k)		15,753	3,406,586
5.55%, 6/16/20 (e)(k)		2,631	568,954
Wells Fargo & Co.:
3.00%, 4/22/26		14,014	14,145,774
4.30%, 7/22/27		15,220	16,403,172
Wesleyan University, 4.78%, 7/01/16		8,186	8,762,786
Western Digital Corp., 7.38%, 4/01/23 (a)		2,900	3,190,000
Williams Partners LP, 4.00%, 9/15/25		18,830	18,826,573
Williams Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22		1,635	1,697,516
4.88%, 5/15/23		1,060	1,072,452
XPO Logistics, Inc., 5.75%, 6/15/21	EUR	980	1,120,429
Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/01/23	USD	3,295	3,459,750

			2,812,878,212
Vietnam — 0.0%
Vietnam Joint Stock Commercial Bank for Industry and Trade, 8.00%, 5/17/17		2,550	2,625,225
Vingroup JSC, 11.63%, 5/07/18		7,030	7,451,800

			10,077,025
Total Corporate Bonds — 18.2%			5,058,676,238

22	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
France — 0.0%
Lully Finance S.à r.l. (Lully Finance LLC), Initial Term B-2 Loan (Second Lien), 9.25%, 10/16/23	EUR	630	$718,330
Vivarte, Bond, 11.00%, 10/29/19 (m)		100	78,632

			796,962
Germany — 0.0%
Paternoster Holding IV GmbH, Facility B, 7.13%, 3/31/22		2,544	2,843,013
PAW Luxco II S.à r.l. (Jack Wolfskin), Facility B, 5.00%, 7/29/18		2,394	2,083,691
Springer SBM Two GmbH:
Initial Term B8 Loan, 4.75%, 8/14/20		1,847	2,070,423
Term Loan, 9.00%, 8/16/21		859	965,384

			7,962,511
Italy — 0.1%
Sit SpA, Medium Term Facility B, 5.50%, 4/30/20		12,000	13,210,663
Luxembourg — 0.0%
Azelis Finance SA (Azelis U.S. Holding, Inc.):
Euro Term Loan (First Lien), 6.50%, 12/16/22		770	868,107
Euro Term Loan (Second Lien), 9.50%, 12/18/23		2,790	3,145,915
BSN Medical Luxembourg Finance Holding S.à r.l. (FKA Boston Luxembourg III S.à r.l.), Facility (Second Lien), 8.00%, 8/31/21		900	1,000,910

			5,014,932
Netherlands — 0.0%
Amaya Holdings BV, Initial Term B Loan (Second Lien), 8.00%, 8/01/22	USD	6,028	5,985,593
Spain — 0.0%
Car Rentals Subsidiary, S.L.U. (AKA Goldcar), Facility B, 6.00%, 6/18/20	EUR	6,350	7,142,225
Desarrollos Empresariales Piera S.L., Second Lien Facility, 8.25%, 11/28/22		1,700	1,919,253

			9,061,478
United Arab Emirates — 0.0%
Taghleef Industries Holdco Ltd., Facility B (EUR), 4.50%, 5/10/23		690	780,766
United Kingdom — 0.0%
CD&R Firefly Bidco Ltd., Facility B, 5.75%, 7/18/22	GBP	1,500	1,934,493
Optima Sub-Finco Ltd., Term Facility B2 (EUR), 5.00%, 1/30/23	EUR	640	720,616

			2,655,109
United States — 1.4%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19	USD	7,008	6,540,756
Altice France SA (Numericable-SFR SA), Term B-7 Loan, 5.00%, 1/15/24		9,635	9,721,566
A-R HHC Orlando Convention Hotel LLC, Mezzanine Loan, 6.77%, 8/07/21		15,000	15,000,000
Ascend Performance Materials Operations LLC, Term B Loan, 6.50%, 8/12/22		2,019	1,988,881
Avago Technologies Cayman Holdings Ltd., Term B-3 Loan, 3.52%, 2/01/23		21,700	21,947,487
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 3.75%, 2/01/20		1,996	2,009,776
Berry Plastics Corp., Term H Loan, 3.75%, 10/01/22		13,370	13,406,837

Floating Rate Loan Interests (b)		Par (000)	Value
United States (continued)
BRE/Lauderdale Grande LLC, Mezzanine Term Loan, 6.51%, 7/09/19	USD	7,000	$6,930,000
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		21,551	21,483,362
Change Healthcare Holdings, Inc. (FKA Emdeon, Inc.), Term B-2 Loan, 3.75%, 11/02/18		15,124	15,143,047
CHS/Community Health Systems, Inc.:
Incremental 2019 Term G Loan, 3.75%, 12/31/19		5,028	4,930,758
Incremental 2021 Term H Loan, 4.00%, 1/27/21		7,953	7,801,500
Dallas Design District, Loan, 7.21%, 11/09/19		9,000	8,775,000
Dell International LLC (EMC Corp.), Term B Loan, 3.25%, 9/07/23		10,000	10,056,300
Dollar Tree, Inc., Term B-3 Loan, 3.06%, 7/06/22		1,110	1,116,527
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 12/19/16		7,017	7,065,732
FCA U.S. LLC (FKA Chrysler Group LLC), Term Loan B, 3.50%, 5/24/17		6,365	6,375,338
First Data Corp., 2021 Extended Dollar Term Loan, 4.53%, 3/24/21		11,727	11,808,517
Gaming Invest S.à r.l. (AKA Sisal SpA), Facility (Mezzanine), 9.13%, 12/31/17 (m)	EUR	2,038	2,281,259
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21	USD	21,945	21,595,885
Gol Luxco SA, Term Loan, 6.50%, 8/31/20		31,442	31,717,117
Hilton Worldwide Finance LLC:
Series B-1 Term Loan, 3.50%, 10/26/20		1,230	1,236,339
Series B-2 Term Loan, 3.03% - 3.21%, 10/25/23		12,576	12,644,679
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.25%, 8/18/22		9,747	9,776,267
Keurig Green Mountain, Inc., Term B EUR Loan, 5.00%, 3/03/23	EUR	2,394	2,728,981
KFC Holding Co. (AKA Yum! Brands), Term B Loan, 3.28%, 6/16/23	USD	2,893	2,910,830
Level 3 Financing, Inc.:
Tranche B 2020 Term Loan, 4.00%, 1/15/20		14,962	15,025,844
Tranche B-II 2022 Term Loan, 3.50%, 5/31/22		4,750	4,773,750
Logoplaste Consultores Tecnicos SA, Term Loan B (EUR), 4.75%, 6/28/23	EUR	1,700	1,908,120
MediArena Acquisition BV (FKA AP NMT Acquisition BV), Euro Term B Loan (First Lien), 6.00%, 8/13/21		995	1,021,960
Novelis, Inc., Initial Term Loan, 4.00% - 4.09%, 6/02/22	USD	8,033	8,068,388
PT MNC Sky Vision Tbk, Term Loan Facility, 5.08%, 11/19/16		8,250	8,043,750
Realogy Group LLC (FKA Realogy Corp.), New 2022 Term Loan, 3.75%, 7/20/22		574	580,751
Reynolds Group Holdings, Inc., U.S. Term Loan, 4.25%, 2/05/23		6,302	6,320,100
Rite Aid Corp.:
Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		360	360,677
Tranche 2 Term Loan (Second Lien), 4.88%, 6/21/21		16,280	16,300,350
ServiceMaster Co. LLC, Initial Term Loan, 4.25%, 7/01/21		9,652	9,735,966
SS&C European Holdings S.à r.l., Term B-2 Loan, 4.00%, 7/08/22		419	422,027
SS&C Technologies, Inc., Term B-1 Loan, 4.00%, 7/08/22		3,373	3,396,045
Trans Union LLC, 2016 Incremental Term B-2 Commitment, 3.59%, 4/09/21		17,113	17,156,227

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	23

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
United States (continued)
Univision Communications, Inc.:
2013 Incremental Term Loan (C-3), 4.00%, 3/01/20	USD	7,597	$7,608,556
Replacement First-Lien Term Loan (C-4), 4.00%, 3/01/20		5,111	5,119,438
Veritas U.S., Inc., Initial Euro Term B-1 Loan, 6.63%, 1/27/23	EUR	4,091	4,316,616
Virgin Media Investment Holdings Ltd., F Facility, 3.65%, 6/30/23	USD	1,730	1,737,323
Western Digital Corp., U.S. Term B-1 Loan, 4.50%, 4/29/23		6,431	6,491,575
Zayo Group LLC (Zayo Capital, Inc.), 2021 Term Loan, 3.75%, 5/06/21		9,824	9,865,425

			385,245,629
Total Floating Rate Loan Interests — 1.5%			430,713,643

Foreign Agency Obligations		Par (000)	Value
Argentina — 0.2%
Petrobras Argentina SA, 7.38%, 7/21/23 (a)		8,625	8,905,313
YPF SA:
8.50%, 3/23/21		7,000	7,812,000
8.75%, 4/04/24 (a)		19,862	22,118,323
8.50%, 7/28/25 (a)		11,287	12,384,096
8.50%, 7/28/25		3,750	4,114,500

			55,334,232
Australia — 0.0%
SGSP Australia Assets Property Ltd., 3.30%, 4/09/23		1,610	1,656,259
Brazil — 0.6%
Petrobras Global Finance BV:
2.82%, 1/15/19 (b)		11,000	10,780,000
3.00%, 1/15/19		14,966	14,666,680
5.75%, 1/20/20		24,052	24,785,586
5.38%, 1/27/21		48,335	47,803,315
8.38%, 5/23/21		35,871	39,189,067
4.75%, 1/14/25	EUR	1,800	1,868,901
6.25%, 12/14/26	GBP	6,248	7,517,248
5.38%, 10/01/29		1,310	1,426,418
6.63%, 1/16/34		1,725	1,957,719
6.85%, 6/05/15	USD	11,637	9,844,902

			159,839,836
British Virgin Islands — 0.1%
Bluestar Finance Holdings Ltd.:
3.13%, 9/30/19		9,400	9,419,214
3.50%, 9/30/21		9,400	9,405,574

			18,824,788
China — 0.1%
BAIC Inalfa HK Investment Co. Ltd., 1.90%, 11/02/20	EUR	9,200	10,540,536
CDBI Treasure I Ltd., 2.25%, 8/02/21	USD	4,400	4,413,583
CDBL Funding 1, 4.25%, 12/02/24		12,950	13,878,541
CNOOC Finance 2012 Ltd., 5.00%, 5/02/42		4,065	4,786,830
Minmetals Bounteous Finance BVI Ltd., 4.20%, 7/27/26		6,200	6,369,843

			39,989,333
France — 0.0%
Areva SA, 4.88%, 9/23/24	EUR	250	283,900
India — 0.1%
Bharat Petroleum Corp. Ltd., 4.63%, 10/25/22	USD	560	610,680

Foreign Agency Obligations		Par (000)	Value
India (continued)
Greenko Investment Co., 4.88%, 8/16/23	USD	5,600	$5,478,374
NTPC Ltd.:
5.63%, 7/14/21		5,040	5,706,197
4.25%, 2/26/26		6,000	6,401,340
Oil India Ltd., 5.38%, 4/17/24		5,000	5,600,045
ONGC Videsh Ltd., 4.63%, 7/15/24		3,280	3,550,600

			27,347,236
Indonesia — 0.1%
Pelabuhan Indonesia II PT, 5.38%, 5/05/45		4,500	4,590,000
Pertamina Persero PT, 5.63%, 5/20/43		15,750	16,550,541

			21,140,541
Mexico — 0.0%
Petroleos Mexicanos, 4.63%, 9/21/23 (a)		15,452	15,473,633
Mongolia — 0.1%
Development Bank of Mongolia LLC, 5.75%, 3/21/17		8,241	8,076,089
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		8,153	8,037,423

			16,113,512
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36 (a)		6,250	6,593,750
Russia — 0.0%
Gazprom OAO Via Gaz Capital SA:
6.21%, 11/22/16 (a)(n)		3,750	3,772,500
4.95%, 7/19/22 (a)		2,500	2,611,250

			6,383,750
Sri Lanka — 0.0%
SriLankan Airlines Ltd., 5.30%, 6/27/19		596	596,715
United Arab Emirates — 0.2%
Abu Dhabi National Energy Co. PJSC:
3.63%, 6/22/21		4,900	5,054,340
5.88%, 12/13/21		10,000	11,400,000
3.63%, 1/12/23		14,000	14,247,128
4.38%, 6/22/26		2,800	2,996,403
DP World Crescent Ltd., 3.91%, 5/31/23		11,115	11,451,740

			45,149,611
United States — 0.0%
Union National Bank PJSC, 2.75%, 10/05/21		5,500	5,470,960
Venezuela — 0.1%
Petroleos de Venezuela SA:
6.00%, 5/16/24		51,062	21,823,899
6.00%, 11/15/26		11,800	4,954,820

			26,778,719
Total Foreign Agency Obligations — 1.6%			446,976,775

Foreign Government Obligations		Par (000)	Value
Argentina — 1.2%
Argentina Bogar Bonds, 2.00%, 2/04/18 (b)	ARS	2,062	166,592
Argentina Bonar Bonds, 24.85%, 3/28/17 (b)		916,433	59,757,430
Argentine Bonos del Tesoro, 22.75%, 3/05/18		350,000	23,744,263
Republic of Argentina:
21.20%, 9/19/18		700,000	46,371,952
9.00%, 11/29/18	USD	27,629	30,903,097
6.25%, 4/22/19 (a)		114,889	121,839,785
5.83%, 12/31/33 (b)	ARS	10,517	5,518,116
7.82%, 12/31/33	EUR	29,018	36,427,619

24	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Foreign Government Obligations		Par (000)	Value
Argentina (continued)
7.82%, 12/31/33	EUR	15,017	$18,649,679

			343,378,533
Brazil — 0.2%
Federative Republic of Brazil:
4.88%, 1/22/21	USD	10,644	11,362,470
2.88%, 4/01/21	EUR	17,900	20,480,066
7.13%, 1/20/37	USD	17,000	19,975,000
5.00%, 1/27/45		6,250	5,671,875

			57,489,411
China — 0.0%
People’s Republic of China, 3.30%, 7/04/23	CNH	38,000	5,746,241
Colombia — 0.3%
Republic of Colombia:
7.00%, 5/04/22	COP	64,307,000	22,676,450
7.50%, 8/26/26		81,991,000	29,442,030
6.00%, 4/28/28		51,445,500	16,331,598
7.75%, 9/18/30		51,445,500	18,815,420

			87,265,498
Egypt — 0.0%
Egypt Government International Bonds, 5.88%, 6/11/25	USD	8,899	8,456,898
Germany — 0.6%
Deutsche Bundesrepublik Inflation Linked Bonds:
1.75%, 4/15/20	EUR	84,397	105,322,674
0.10%, 4/15/26		46,848	59,281,497

			164,604,171
Greece — 0.3%
Hellenic Republic:
3.00%, 2/24/23 (c)		5,119	4,321,229
3.00%, 2/24/24 (c)		9,319	7,654,717
3.00%, 2/24/25 (c)		5,119	4,111,830
3.00%, 2/24/26 (c)		5,119	4,048,859
3.00%, 2/24/27 (c)		5,119	3,944,654
3.00%, 2/24/28 (c)		5,119	3,838,770
3.00%, 2/24/29 (c)		5,119	3,748,586
3.00%, 2/24/30 (c)		5,119	3,683,337
3.00%, 2/24/31 (c)		5,119	3,608,634
3.00%, 2/24/32 (c)		5,119	3,556,900
3.00%, 2/24/33 (c)		5,119	3,489,926
3.00%, 2/24/34 (c)		5,119	3,447,842
3.00%, 2/24/35 (c)		5,119	3,387,309
3.00%, 2/24/36 (c)		5,119	3,398,143
3.00%, 2/24/37 (c)		5,119	3,374,185
3.00%, 2/24/38 (c)		5,119	3,340,094
3.00%, 2/24/39 (c)		5,119	3,344,258
3.00%, 2/24/40 (c)		5,119	3,334,953
3.00%, 2/24/41 (c)		5,119	3,340,946
3.00%, 2/24/42 (c)		5,119	3,354,299

			76,329,471
India — 1.5%
Republic of India:
8.27%, 6/09/20	INR	2,845,390	44,745,018
7.16%, 5/20/23		5,326,000	80,793,932
7.68%, 12/15/23		9,399,580	146,909,026
7.72%, 5/25/25		3,833,970	60,164,191
8.20%, 9/24/25		2,000,000	32,303,485

Foreign Government Obligations		Par (000)	Value
India (continued)
7.88%, 3/19/30	INR	2,370,000	$38,120,051

			403,035,703
Indonesia — 1.1%
Republic of Indonesia:
8.25%, 7/15/21	IDR	33,396,000	2,699,623
2.63%, 6/14/23	EUR	5,820	6,861,584
8.38%, 3/15/24	IDR	602,003,000	49,886,311
3.38%, 7/30/25	EUR	10,700	13,003,014
8.38%, 9/15/26	IDR	484,735,000	40,354,272
7.00%, 5/15/27		102,775,000	7,835,501
8.75%, 5/15/31		315,547,000	27,186,824
6.63%, 5/15/33		172,165,000	12,145,818
8.38%, 3/15/34		825,479,000	68,942,771
8.25%, 5/15/36		870,059,000	71,852,434
6.75%, 1/15/44	USD	5,567	7,608,029
5.95%, 1/08/46		7,398	9,371,616

			317,747,797
Italy — 3.0%
Buoni Poliennali Del Tesoro:
2.00%, 12/01/25	EUR	11,258	13,623,319
1.60%, 6/01/26		51,590	60,085,581
3.25%, 9/01/46		74,000	102,159,386
Buoni Poliennali Del Tesoro Inflation Linked Bond:
2.55%, 10/22/16		98,842	110,677,340
2.25%, 4/22/17		37,670	42,718,896
2.15%, 11/12/17		21,745	24,953,032
2.35%, 9/15/19		142,064	173,895,913
2.10%, 9/15/21		77,706	98,144,960
2.35%, 9/15/24 (a)		31,329	41,259,960
1.25%, 9/15/32		140,992	173,168,694

			840,687,081
Japan — 2.0%
Government of Japan (2 Year), 0.10%, 9/15/17	JPY	56,643,500	560,743,000
Malaysia — 0.4%
Federation of Malaysia:
4.39%, 7/07/23	MYR	70,000	17,796,402
4.07%, 9/30/26		100,000	25,098,513
3.90%, 11/30/26		100,000	24,854,794
4.25%, 9/30/30		100,000	24,855,785
4.23%, 6/30/31		40,000	10,014,750

			102,620,244
Mexico — 0.5%
United Mexican States:
4.75%, 6/14/18	MXN	9,568	48,902,190
8.00%, 12/07/23		8,433	48,891,909
5.75%, 3/05/26		6,071	30,699,274
United Mexican States Inflation Linked Bond, 3.50%, 12/14/17		592	17,061,059

			145,554,432
Mongolia — 0.1%
Mongolian People’s Republic:
7.50%, 6/30/18	CNH	20,000	2,860,868
5.13%, 12/05/22	USD	19,047	16,714,600

			19,575,468

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	25

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Foreign Government Obligations		Par (000)	Value
New Zealand — 0.1%
New Zealand Government Bonds:
3.00%, 9/20/30	NZD	20,941	$18,298,960
2.50%, 9/20/35		18,524	15,248,496

			33,547,456
Oman — 0.0%
Sultanate of Oman, 3.63%, 6/15/21	USD	5,550	5,602,725
Portugal — 0.4%
Portugal Obrigacoes do Tesouro OT:
5.65%, 2/15/24	EUR	10,002	13,122,943
2.88%, 10/15/25		28,513	31,395,786
3.88%, 2/15/30 (a)		26,380	29,807,186
Republic of Portugal:
5.13%, 10/15/24	USD	5,765	5,742,355
4.10%, 2/15/45	EUR	18,857	20,643,372

			100,711,642
Slovenia — 0.1%
Republic of Slovenia, 4.13%, 2/18/19	USD	14,870	15,680,118
Sri Lanka — 0.2%
Republic of Sri Lanka:
6.00%, 1/14/19		1,887	1,947,390
6.25%, 10/04/20		8,422	8,801,369
5.75%, 1/18/22		6,300	6,442,506
6.13%, 6/03/25		9,000	9,195,948
6.85%, 11/03/25		13,000	13,949,156
6.83%, 7/18/26		14,193	15,258,284

			55,594,653
Turkey — 0.6%
Republic of Turkey:
6.75%, 4/03/18		45,264	47,844,501
7.00%, 3/11/19		23,105	25,034,267
8.50%, 7/10/19	TRY	54,980	18,235,479
7.50%, 11/07/19	USD	26,575	29,556,715
10.50%, 1/15/20	TRY	82,464	28,839,043
5.63%, 3/30/21	USD	13,005	13,850,325

			163,360,330
United Kingdom — 0.2%
United Kingdom Gilt Inflation Linked Bond, 0.13%, 3/22/26	GBP	35,502	56,505,867
Venezuela — 0.1%
Bolivarian Republic of Venezuela:
8.25%, 10/13/24	USD	12,431	6,103,621
7.00%, 3/31/38		14,388	6,640,062

			12,743,683
Vietnam — 0.0%
Socialist Republic of Vietnam, 4.80%, 11/19/24		3,139	3,332,074
Total Foreign Government Obligations — 12.9%			3,580,312,496

Investment Companies		Shares	Value
Energy Select Sector SPDR Fund (g)(y)		55,000	3,883,550
Financial Select Sector SPDR Fund		4,597,600	88,733,680
iShares iBoxx $ High Yield Corporate Bond ETF (o)		4,864,446	424,471,558
iShares J.P. Morgan USD Emerging Markets Bond ETF (o)		1,106,180	129,655,358
iShares MSCI Emerging Markets ETF (g)(o)(y)		202,865	7,597,294
iShares MSCI Japan ETF (o)		1,141,007	14,308,228
iShares Short Maturity Bond ETF (o)		996,000	49,989,240

Investment Companies		Shares	Value
SPDR Barclays High Yield Bond ETF		8,696,456	$319,333,864
SPDR Gold Shares ETF (e)(g)(p)(y)		2,763,327	347,184,404
Total Investment Companies — 5.0%			1,385,157,176

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 3.4%
Cayman Islands — 0.2%
LSTAR Securities Investment Trust:
Series 2015-10, Class A1, 2.49%, 11/01/20 (a)(b)	USD	7,971	7,831,668
Series 2015-10, Class A2, 3.99%, 11/01/20 (a)(b)		2,810	2,697,600
Series 2016-2, Class A, 2.52%, 3/01/21 (a)(b)		44,761	43,888,409

			54,417,677
Ireland — 0.0%
Bluestep Mortgage Securities No.2 Ltd., Series 2, Class AB, 1.43%, 11/10/55 (b)	SEK	36,086	4,206,387
Magellan Mortgages No. 4 PLC, Series 4, Class A, 0.00%, 7/20/59 (b)	EUR	8,427	8,037,297

			12,243,684
Italy — 0.0%
Berica 8 Residential MBS Srl, Series 8, Class A, 0.07%, 3/31/48 (b)		1,574	1,752,405
United Kingdom — 0.6%
Auburn Securities 5 PLC, Series 5, Class A2, 0.59%, 12/01/41 (b)	GBP	4,172	5,218,516
Eurosail PLC:
Series 2006-2X, Class A2C, 0.73%, 12/15/44 (b)		15,596	19,497,307
Series 2006-4X, Class A3A, 0.00%, 12/10/44 (b)	EUR	2,111	2,309,968
Series 2006-4X, Class A3C, 0.54%, 12/10/44 (b)	GBP	1,682	2,104,133
Series 2006-4X, Class B1A, 0.00%, 12/10/44 (b)	EUR	532	442,670
Eurosail-UK PLC:
Series 2007-4X, Class A3, 1.33%, 6/13/45 (b)	GBP	2,105	2,626,132
Series 2007-4X, Class A4, 1.33%, 6/13/45 (b)		3,925	4,555,732
Finsbury Square PLC:
Series 2016-1, Class B, 3.23%, 2/16/58 (b)		4,585	5,911,913
Series 2016-1, Class X, 5.38%, 2/16/58 (b)		1,711	2,223,090
Series 2016-2, Class B, 2.26%, 8/16/58 (b)		2,890	3,745,853
Series 2016-2, Class C, 2.76%, 8/16/58 (b)		3,448	4,469,101
Series 2016-2, Class X, 4.96%, 8/16/58 (b)		3,872	5,018,666
Gemgarto PLC:
Series 2015-1, Class X1, 4.09%, 2/16/47 (b)		1,455	1,848,468
Series 2015-2, Class B, 2.73%, 2/16/54 (b)		1,560	2,022,863
Series 2015-2, Class X1, 5.38%, 2/16/54 (b)		329	424,420
Gosforth Funding PLC, Series 2014-1, Class A2, 1.11%, 10/19/56 (b)		2,190	2,848,644
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class BA, 0.68%, 6/18/39 (b)		12,170	12,565,364
Hawksmoor Mortgages PLC, Series 2016-1, Class B, 2.00%, 5/25/53 (b)		11,696	14,913,647
Leek Finance Number Nineteen PLC, Series 19X, Class DC, 3.34%, 12/21/38 (b)	EUR	2,200	2,476,824

26	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
United Kingdom (continued)
Ludgate Funding PLC:
Series 2007-1, Class BB, 0.03%, 1/01/61 (b)	EUR	3,600	$3,249,977
Series 2007-1, Class MB, 0.00%, 1/01/61 (b)		3,000	2,803,768
Paragon Mortgages No. 10 PLC, Series 10X, Class B1B, 0.24%, 6/15/41 (b)		234	224,558
Paragon Mortgages No. 11 PLC, Series 11X, Class BB, 0.19%, 10/15/41 (b)		955	938,462
Paragon Mortgages No. 12 PLC, Series 12X, Class B1B, 0.18%, 11/15/38 (b)		1,090	1,056,511
Paragon Mortgages No. 13 PLC:
Series 13X, Class A2C, 0.86%, 1/15/39 (b)	USD	4,165	3,824,553
Series 13X, Class B1B, 0.09%, 1/15/39 (b)	EUR	2,655	2,531,906
Paragon Mortgages No. 14 PLC, Series 14X, Class BB, 0.06%, 9/15/39 (b)		6,666	5,705,290
Paragon Mortgages No. 23 PLC, Series 23, Class C, 2.73%, 1/15/43 (b)	GBP	4,450	5,686,008
RMAC Securities No. 1 PLC, Series 2007-NS1X, Class M1C, 0.00%, 6/12/44 (b)	EUR	4,107	3,983,257
Slate No.1 PLC, Series 1, Class C, 2.37%, 10/24/19 (b)	GBP	13,315	16,563,832
Trinity Square PLC, Series 2015-1X, Class B, 1.93%, 7/15/51 (b)		875	1,108,572
Warwick Finance Residential Mortgages No. 1 PLC, Series 1, Class A, 1.59%, 9/21/49 (b)		12,606	16,211,906

			159,111,911
United States — 2.6%
Ajax Mortgage Loan Trust:
Series 2015-C, Class A, 3.88%, 3/25/57 (a)(c)	USD	8,749	8,793,223
Series 2016-A, Class A, 4.25%, 8/25/64 (a)(c)		14,996	14,946,278
American Home Mortgage Assets Trust:
Series 2006-3, Class 2A11, 1.43%, 10/25/46 (b)		5,478	3,833,150
Series 2006-4, Class 1A12, 0.70%, 10/25/46 (b)		12,094	8,026,786
Series 2006-5, Class A1, 1.41%, 11/25/46 (b)		15,240	8,006,201
Angel Oak Mortgage Trust I LLC, Series 2016-1, Class A1, 3.50%, 7/25/46 (a)(c)		9,789	9,772,556
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 4.50%, 11/25/45 (a)(c)		4,929	4,942,656
BCAP LLC Trust, Series 2010-RR11, Class 4A1, 2.88%, 3/27/47 (a)(b)		7,710	7,328,416
Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, 0.84%, 11/25/36 (b)		5,976	4,962,399
Bear Stearns ALT-A Trust II, Series 2007-1, Class 1A1, 3.04%, 9/25/47 (b)		16,629	11,624,890
Bear Stearns Asset-Backed Securities I Trust:
Series 2005-AC9, Class A5, 6.25%, 12/25/35 (c)		5,813	5,076,406
Series 2006-AC1, Class 1A2, 6.25%, 2/25/36 (c)		6,905	5,313,457
Bear Stearns Mortgage Funding Trust:
Series 2007-AR2, Class A1, 0.69%, 3/25/37 (b)		327	266,632
Series 2007-AR3, Class 1A1, 0.66%, 3/25/37 (b)		4,259	3,497,847
Series 2007-AR4, Class 2A1, 0.73%, 6/25/37 (b)		3,540	2,903,155
COLT LLC, Series 2015-1, Class A1V, 3.52%, 12/26/45 (a)(b)		8,763	8,706,402
COLT Mortgage Loan Trust, Series 2016-1, Class A1, 3.00%, 5/25/46 (a)		6,868	6,926,476

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
United States (continued)
Countrywide Alternative Loan Trust:
Series 2005-72, Class A3, 0.82%, 1/25/36 (b)	USD	5,257	$4,475,019
Series 2005-80CB, Class 4A1, 6.00%, 2/25/36		10,569	8,313,278
Series 2006-15CB, Class A1, 6.50%, 6/25/36		1,270	921,354
Series 2006-23CB, Class 2A5, 0.92%, 8/25/36 (b)		13,492	4,514,480
Series 2006-34, Class A3, 1.22%, 11/25/46 (b)		9,505	4,489,559
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		5,395	4,276,388
Series 2006-J7, Class 2A1, 2.19%, 11/20/36 (b)		10,011	5,926,936
Series 2006-OA11, Class A4, 0.71%, 9/25/46 (b)		8,293	6,291,690
Series 2006-OA14, Class 1A1, 2.22%, 11/25/46 (b)		27,088	21,775,991
Series 2006-OA21, Class A1, 0.70%, 3/20/47 (b)		8,749	6,057,020
Series 2006-OA6, Class 1A2, 0.73%, 7/25/46 (b)		14,563	12,176,877
Series 2007-22, Class 2A16, 6.50%, 9/25/37		27,538	19,968,809
Series 2007-25, Class 1A3, 6.50%, 11/25/37		38,313	30,139,923
Series 2007-9T1, Class 1A1, 6.00%, 5/25/37		8,168	5,954,981
Series 2007-OA2, Class 1A1, 1.33%, 3/25/47 (b)		25,355	19,810,964
Series 2007-OA3, Class 1A1, 0.66%, 4/25/47 (b)		7,790	6,637,544
Series 2007-OA7, Class A1B, 0.66%, 5/25/47 (b)		8,081	6,855,492
Series 2007-OH3, Class A1A, 0.81%, 9/25/47 (b)		7,701	6,392,668
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-22, Class 2A1, 2.75%, 11/25/35 (b)		3,706	3,038,102
Series 2006-OA4, Class A1, 1.45%, 4/25/46 (b)		45,680	24,905,378
Credit Suisse Commercial Mortgage Trust:
Series 2014-4R, Class 16A3, 0.77%, 2/27/36 (a)(b)		3,750	3,030,518
Series 2014-9R, Class 3A1, 2.41%, 11/27/37 (a)(b)		14,045	13,180,713
Series 2014-9R, Class 6A1, 0.64%, 3/27/36 (a)(b)		7,409	7,066,892
Series 2014-9R, Class 9A1, 0.61%, 8/27/36 (a)(b)		6,364	4,907,605
Credit Suisse Mortgage Capital Certificates:
Series 2011-5R, Class 2A1, 2.95%, 8/27/46 (a)(b)		5,181	5,075,787
Series 2011-5R, Class 3A1, 3.33%, 9/27/47 (a)(b)		1,104	1,080,099
Series 2013-5R, Class 1A6, 0.74%, 2/27/36 (a)(b)		3,673	2,846,188
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (a)(b)		15,761	15,134,070
Series 2015-10R, Class 4A1, 4.75%, 7/27/37 (a)(b)		10,243	10,256,302
Series 2015-4R, Class 1A2, 0.64%, 11/25/22 (a)(b)		2,334	1,967,597
Series 2015-4R, Class 1A4, 0.64%, 5/25/28 (a)(b)		6,805	2,824,755

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	27

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
United States (continued)
Series 2015-6R, Class 5A1, 0.67%, 1/27/37 (a)(b)	USD	6,376	$5,934,821
Series 2015-6R, Class 5A2, 0.67%, 10/27/36 (a)(b)		11,966	5,724,579
Series 2015-8R, Class 5A1, 4.75%, 8/27/37 (a)(b)		3,829	3,805,376
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 7/25/46 (a)		16,880	16,869,354
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, 0.65%, 8/25/47 (b)		4,670	4,013,092
Deutsche ALT-A Securities, Inc., Series 2007-RS1, Class A2, 1.02%, 1/27/37 (a)(b)		3,119	6,123,263
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 2.49%, 3/25/36 (b)		3,756	3,114,561
GSMPS Mortgage Loan Trust:
Series 2005-RP1, Class 1AF, 0.87%, 1/25/35 (a)(b)		6,224	5,361,628
Series 2005-RP2, Class 1AF, 0.87%, 3/25/35 (a)(b)		7,687	6,616,691
Series 2006-RP1, Class 1AF1, 0.87%, 1/25/36 (a)(b)		5,718	4,779,985
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.98%, 1/25/35 (b)		1,789	1,800,053
Impac CMB Trust, Series 2005-7, Class A1, 1.04%, 11/25/35 (b)		4,959	4,052,677
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX2, Class A1A, 0.69%, 4/25/37 (b)		10,372	8,819,906
JPMorgan Alternative Loan Trust, Series 2007-A2, Class 2A1, 3.03%, 5/25/37 (b)		2,987	2,456,895
JPMorgan Madison Avenue Securities Trust, Series 2014-1, Class M2, 4.77%, 11/25/24 (a)(b)		6,248	6,186,407
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1, 3.19%, 7/25/35 (b)		118	118,263
JPMorgan Resecuritization Trust, Series 2015-3, Class 1A7, 0.61%, 6/26/37 (a)(b)		5,943	5,323,962
LSTAR Securities Investment Ltd., Series 2016-3, Class A, 2.53%, 9/01/21 (a)(b)		47,209	46,515,618
LSTAR Securities Investment Trust:
Series 2014-2, Class A, 2.52%, 12/01/21 (a)(b)		2,460	2,458,394
Series 2015-2, Class A, 2.52%, 1/01/20 (a)(b)		23,205	22,883,252
Series 2015-3, Class A, 2.52%, 3/01/20 (a)(b)		26,728	26,427,150
MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.92%, 8/25/37 (a)(b)		4,744	3,225,944
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3B1, 1.22%, 6/26/47 (a)(b)		4,422	3,922,562
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 0.85%, 4/16/36 (a)(b)		35,589	29,327,082
New Residential Mortgage Loan Trust, Series 2015-2A, Class A2, 3.75%, 8/25/55 (a)(b)		4,256	4,311,299
Nomura Resecuritization Trust:
Series 2014-1R, Class 2A1, 0.70%, 2/25/37 (a)(b)		18,824	18,191,166

Non-Agency Mortgage-Backed Securities		Par (000)		Value
Collateralized Mortgage Obligations (continued)
United States (continued)
Series 2014-3R, Class 3A9, 1.01%, 11/26/35 (a)(b)	USD	5,276		$4,693,676
RALI Trust:
Series 2007-QH1, Class A1, 0.68%, 2/25/37 (b)		5,830		4,823,573
Series 2007-QH6, Class A1, 0.71%, 7/25/37 (b)		9,397		8,032,224
Series 2007-QH9, Class A1, 1.78%, 11/25/37 (b)		1,740		1,184,371
RBSSP Resecuritization Trust:
Series 2012-2, Class 1A6, 0.58%, 5/26/47 (a)(b)		— (d	)	231
Series 2013-4, Class 1A1, 1.95%, 12/26/37 (a)(b)		12,964		12,485,706
Reperforming Loan REMIC Trust:
Series 2005-R2, Class 1AF1, 0.86%, 6/25/35 (a)(b)		4,182		3,699,302
Series 2005-R3, Class AF, 0.92%, 9/25/35 (a)(b)		6,550		5,657,711
Stanwich Mortgage Loan Co. LLC, Series 2016-NPL2, Class NOTE, 3.72%, 9/16/19 (a)(c)		9,710		9,710,000
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-11, Class 1A1, 2.90%, 5/25/35 (b)		2,094		1,716,325
Series 2007-2, Class 3A3, 3.04%, 4/25/37 (b)		2,882		2,432,948
Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M3, 5.03%, 2/25/24 (b)		3,250		3,521,395
Structured Asset Mortgage Investments II Trust:
Series 2006-AR2, Class A1, 0.75%, 2/25/36 (b)		4,532		3,515,489
Series 2006-AR4, Class 3A1, 0.71%, 6/25/36 (b)		4,860		3,850,633
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36 (a)		5,418		4,766,799
WaMu Mortgage Pass-Through Certificates Trust:
Series 2007-OA1, Class 2A, 1.21%, 12/25/46 (b)		13,537		9,111,976
Series 2007-OA5, Class 1A, 1.24%, 6/25/47 (b)		7,091		5,988,972
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-4, Class 3A1, 6.50%, 5/25/36 (c)		9,238		6,663,977
Wedgewood Real Estate Trust, Series 2016-1, Class A1, 3.45%, 7/15/46 (a)(b)		5,267		5,259,886

				730,699,083
Commercial Mortgage-Backed Securities — 5.7%
Cayman Islands — 0.1%
Resource Capital Corp. Ltd., Series 2014, Class CR2, 3.01%, 4/15/34 (a)(b)		3,930		3,706,101
STRIPs Ltd.:
Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		464		464,022
Series 2012-1A, Class B, 0.50%, 12/25/44 (a)		15,270		14,659,200

				18,829,323
Ireland — 0.1%
German Residential Funding Ltd.:
Series 2013-2, Class D, 2.70%, 11/27/18 (b)	EUR	728		825,978

28	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Ireland (continued)
Series 2013-2, Class F, 4.45%, 11/27/18 (b)	EUR	5,525	$6,220,421
Taurus DEU DAC:
Series 2016-DE2, Class C, 2.85%, 1/03/27 (b)		3,207	3,632,203
Series 2016-DE2, Class D, 3.75%, 1/03/27 (b)		3,505	3,976,664
Taurus DEU Ltd., Series 2015-DE2, Class D, 2.10%, 2/01/20 (b)		3,080	3,451,185
Taurus Ltd., Series 2015-DE2, Class E, 3.40%, 2/01/26 (b)		7,915	8,765,014

			26,871,465
Italy — 0.0%
Fondi Immobili Pubblici Funding SRL, Series 1, Class A2, 0.79%, 1/10/23 (b)		7,412	8,163,472
United Kingdom — 0.2%
Canary Wharf Finance II PLC:
Series II, Class C2, 1.90%, 10/22/37 (b)	GBP	2,100	1,960,225
Series II, Class D2, 2.62%, 10/22/37 (b)		14,689	13,900,540
Deco 12-UK 4 PLC, Series 2007-C4X, Class B, 0.78%, 1/27/20 (b)		4,153	5,285,019
DECO 12-UK 4 plc, Series 2007-C4X, Class C, 0.94%, 1/27/20 (b)		1,009	1,280,891
Logistics UK PLC, Series 2015-1X, Class E, 3.79%, 8/20/18 (b)		22,075	27,724,487
Nemus II Arden PLC, Series 2006-2, Class C, 0.79%, 2/15/20 (b)		478	542,548
Taurus PLC, Series 2013-GMF1, Class D, 2.45%, 5/21/24 (b)	EUR	2,286	2,582,717

			53,276,427
United States — 5.3%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 8/10/35 (a)	USD	7,620	8,435,778
Aventura Mall Trust, Series 2013-AVM, Class E, 3.74%, 12/05/32 (a)(b)		7,678	7,780,795
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		4,700	4,676,993
Series 2007-3, Class AJ, 5.72%, 6/10/49 (b)		17,310	17,358,856
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		29,004	29,736,226
Series 2008-1, Class A4, 6.44%, 2/10/51 (b)		1,097	1,138,713
Series 2015-UBS7, Class D, 3.17%, 9/15/48		265	207,591
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2013-DSMZ, Class M, 6.20%, 9/15/18 (a)(b)		19,320	18,222,624
Series 2013-DSNY, Class E, 3.11%, 9/15/26 (a)(b)		100	99,414
Series 2013-DSNY, Class F, 4.01%, 9/15/26 (a)(b)		6,933	6,867,198
Series 2014-FL1, Class D, 4.51%, 12/15/31 (a)(b)		13,775	13,034,061
Series 2015-200P, Class F, 3.72%, 4/14/33 (a)(b)		6,281	5,714,091
Series 2016-ISQ, Class E, 3.73%, 8/14/34 (a)(b)		18,000	16,245,000
Banc of America Re-REMIC Trust:
Series 2009-UB1, Class A4B, 5.70%, 6/24/50 (a)(b)		3,300	3,367,980

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2010-UB4, Class A4B, 5.11%, 12/20/41 (a)(b)	USD	241	$239,755
Barclays Commercial Mortgage Trust, Series 2015-SLP, Class D, 3.72%, 2/15/28 (a)(b)		6,040	5,912,171
Bayview Commercial Asset Trust:
Series 2005-2A, Class A1, 0.84%, 8/25/35 (a)(b)		7,356	6,451,001
Series 2006-3A, Class A2, 0.83%, 10/25/36 (a)(b)		2,929	2,430,463
Series 2007-2A, Class A1, 0.80%, 7/25/37 (a)(b)		6,443	5,540,203
Series 2007-4A, Class A1, 0.94%, 9/25/37 (a)(b)		23,444	19,914,667
Series 2008-4, Class A3, 3.28%, 7/25/38 (a)(b)		5,976	6,101,410
BB-UBS Trust, Series 2012-SHOW, Class E, 4.16%, 11/05/36 (a)(b)		2,313	2,283,878
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW17, Class AMFL, 1.20%, 6/11/50 (a)(b)		2,430	2,391,753
Series 2007-PW18, Class AM, 6.08%, 6/11/50 (b)		919	950,513
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 2.02%, 7/05/33 (a)(b)		12,265	12,228,574
BWAY Mortgage Trust:
Series 2013-1515, Class D, 3.63%, 3/10/25 (a)		4,300	4,272,094
Series 2013-1515, Class E, 3.72%, 3/10/33 (a)		5,270	5,156,394
Series 2013-1515, Class F, 4.06%, 3/10/33 (a)(b)		19,708	18,911,322
Series 2015-1740, Class E, 3.95%, 1/10/35 (a)(b)		9,438	8,750,880
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.67%, 4/10/29 (a)(b)		1,830	1,840,045
CD Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		7,240	7,246,177
CDGJ Commercial Mortgage Trust:
Series 2014-BXCH, Class A, 1.91%, 12/15/27 (a)(b)		959	960,206
Series 2014-BXCH, Class EPA, 4.76%, 11/15/19 (a)(b)		12,134	12,020,753
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class D, 3.05%, 1/10/48 (a)(b)		4,130	2,911,593
Series 2016-C4, Class A4, 3.28%, 5/10/58		2,580	2,710,570
Series 2016-C4, Class C, 5.04%, 5/10/58 (b)		7,780	8,123,606
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, 3.91%, 4/10/28 (a)(b)		7,163	6,953,858
CG-CCRE Commercial Mortgage Trust:
Series 14-FL1, Class D, 3.26%, 6/15/19 (a)(b)		6,856	6,813,469
Series 14-FL1, Class E, 5.16%, 6/15/19 (a)(b)		4,370	4,364,499
CGGS Commercial Mortgage Trust:
Series 2016-RNDB, Class CFL, 4.01%, 2/15/33 (a)(b)		12,219	12,292,282
Series 2016-RNDB, Class DFL, 5.23%, 2/15/33 (a)(b)		7,910	7,984,953
Citigroup Commercial Mortgage Trust:
Series 16-SMPL, 3.52%, 9/08/31		920	919,985

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	29

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 16-SMPL, 4.51%, 9/08/31	USD	1,780	$1,779,922
Series 2013-375P, Class D, 3.63%, 5/10/35 (a)(b)		720	722,257
Series 2013-375P, Class E, 3.63%, 5/10/35 (a)(b)		4,641	4,429,757
Series 2014-GC21, Class D, 5.00%, 5/10/47 (a)(b)		1,665	1,383,642
Series 2015-GC27, Class C, 4.58%, 1/10/25 (b)		11,520	11,290,697
Series 2015-P1, Class D, 3.23%, 9/15/48 (a)		950	745,930
Series 2015-SSHP, Class D, 3.56%, 9/15/27 (a)(b)		3,425	3,351,510
Series 2016-C1, Class C, 5.12%, 5/10/49 (b)		4,100	4,204,617
Series 2016-GC37, Class C, 4.92%, 2/10/26		2,110	2,272,774
Citigroup/Deutsche Bank Mortgage Trust:
Series 2007-CD5, Class AJ, 6.32%, 11/15/44 (b)		14,295	14,360,937
Series 2007-CD5, Class AJA, 6.32%, 11/15/44 (b)		9,515	9,541,471
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class AJ, 5.65%, 12/10/49 (b)		2,550	2,617,603
Series 2007-C9, Class AJFL, 1.21%, 12/10/49 (a)(b)		32,300	31,137,323
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		7,865	8,117,832
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		2,340	2,373,713
Series 2013-300P, Class D, 4.54%, 8/10/30 (a)(b)		750	789,443
Series 2013-CR11, Class D, 5.34%, 10/10/46 (a)(b)		5,680	5,319,488
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (a)		845	881,422
Series 2014-FL4, Class D, 2.96%, 7/13/31 (a)(b)		3,115	3,029,719
Series 2014-FL5, Class B, 2.67%, 10/15/31 (a)(b)		6,200	6,131,150
Series 2014-FL5, Class D, 4.51%, 10/15/31 (a)(b)		15,675	14,052,018
Series 2014-FL5, Class HFL1, 3.76%, 7/15/16 (a)(b)		6,988	6,621,130
Series 2014-PAT, Class D, 2.66%, 8/13/27 (a)(b)		1,447	1,424,295
Series 2014-PAT, Class E, 3.66%, 8/15/27 (a)(b)		2,500	2,462,340
Series 2014-PAT, Class F, 2.95%, 8/15/27 (a)(b)		15,170	14,160,113
Series 2014-PAT, Class G, 2.10%, 8/15/27 (a)(b)		11,827	10,651,633
Series 2014-TWC, Class B, 2.12%, 2/13/17 (a)(b)		9,430	9,411,644
Series 2014-TWC, Class E, 3.76%, 2/13/32 (a)(b)		28,385	27,815,781
Series 2014-TWC, Class F, 4.76%, 2/13/32 (a)(b)		12,440	12,213,219
Series 2015-3BP, Class F, 3.35%, 2/10/25 (a)(b)		3,810	3,337,290
Series 2015-CR23, Class CME, 3.81%, 5/10/48 (a)(b)		7,850	7,058,086
Series 2015-CR23, Class D, 4.40%, 5/10/48 (b)		12,730	9,695,654
Series 2015-CR25, Class C, 4.70%, 8/10/48 (b)		500	519,378
Series 2015-CR25, Class D, 3.95%, 8/10/48 (b)		5,185	3,985,897

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2015-LC19, Class D, 2.87%, 2/10/48 (a)	USD	10,326	$7,982,200
Series 2015-LC21, Class C, 4.46%, 6/10/25 (b)		4,860	4,570,391
Core Industrial Trust:
Series 2015-CALW, Class G, 3.98%, 2/10/34 (a)(b)		29,865	27,419,057
Series 2015-TEXW, Class D, 3.98%, 2/10/34 (a)(b)		4,140	4,212,005
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.30%, 11/12/43 (a)(b)		3,915	3,982,479
Credit Suisse Commercial Mortgage Trust:
Series 2006-C5, Class AM, 5.34%, 12/15/39		7,350	7,351,668
Series 2007-C2, Class AMFL, 0.76%, 1/15/49 (b)		6,675	6,574,653
Series 2007-C3, Class AAB, 5.89%, 6/15/39 (b)		346	346,255
Series 2007-C4, Class A1AM, 6.13%, 9/15/39 (b)		16,115	16,555,766
Series 2007-C4, Class AM, 6.14%, 9/15/39 (b)		11,580	11,910,337
Series 2009-RR1, Class A3C, 5.38%, 2/15/40 (a)		4,235	4,244,953
Series 2014-2R, Class 28A1, 3.00%, 6/29/37 (a)(b)		6,285	5,845,625
Series 2014-TIKI, Class E, 3.66%, 9/15/38 (a)(b)		3,260	3,087,025
Series 2015-DEAL, Class A, 1.83%, 4/15/29 (a)(b)		13,460	13,477,837
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2005-C2, Class AMFX, 4.88%, 4/15/37		1,241	1,123,171
Series 2005-C3, Class AJ, 4.77%, 7/15/37		23	22,967
Series 2005-C3, Class B, 4.88%, 7/15/37		2,655	2,652,079
Credit Suisse Mortgage Capital Certificates:
Series 2010-UD1, Class B, 5.92%, 12/16/49 (a)(b)		2,700	2,735,030
Series 2014-TIKI, Class F, 4.33%, 9/15/38 (a)(b)		5,940	5,623,666
Series 2015-DEAL, Class D, 3.61%, 4/15/29 (a)(b)		5,600	5,546,061
Credit Suisse Mortgage Capital OA LLC, Series 2014-USA, Class E, 4.37%, 9/15/25 (a)		3,700	3,185,569
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class C, 4.44%, 4/17/50 (b)		3,226	3,353,044
Series 2015-C1, Class D, 3.94%, 4/17/50 (a)(b)		1,733	1,441,742
Series 2015-C3, Class C, 4.51%, 8/15/48 (b)		3,050	3,144,703
Series 2015-C3, Class D, 3.51%, 8/15/48 (b)		887	664,268
Series 2016-C6, Class C, 4.91%, 1/15/49 (b)		4,370	4,731,135
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.64%, 9/10/49 (a)(b)		13,074	9,968,010
Deutsche Bank Re-REMIC Trust, Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		559	559,122
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 3.67%, 9/10/35 (a)(b)		2,525	2,733,376

30	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
FREMF Mortgage Trust:
Series 2015-K47, Class B, 3.72%, 6/25/48 (a)(b)	USD	5,209	$5,180,248
Series 2015-K50, Class B, 3.91%, 10/25/48 (a)(b)		11,938	11,866,482
Series 2016-K54, Class B, 4.05%, 2/25/26 (a)(b)		5,995	6,076,796
Series 2016-K57, Class B, 3.92%, 8/25/49 (a)(b)		2,630	2,520,224
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class AFL1, 1.81%, 12/15/34 (a)(b)		7,266	7,283,863
Series 2015-NRF, Class DFX, 3.49%, 12/15/34 (a)(b)		3,586	3,605,247
Series 2015-NRF, Class EFX, 3.49%, 12/15/34 (a)(b)		3,755	3,680,368
Series 2015-NRF, Class FFX, 3.49%, 12/15/34 (a)(b)		4,090	3,891,197
Series 2015-NRF, Class GFX, 3.49%, 12/15/19 (a)(b)		56,861	52,406,088
GP Portfolio Trust, Series 2014-GPP, Class E, 4.36%, 2/15/27 (a)(b)		14,390	13,820,932
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 6/10/28 (a)(b)		26,992	26,686,712
Great Wolf Trust:
Series 2015-WFMZ, Class M, 7.50%, 5/15/32 (a)(b)		7,925	7,415,652
Series 2015-WOLF, Class D, 4.00%, 5/15/34 (a)(b)		6,234	6,171,464
GS Mortgage Securities Corp. II:
Series 2005-ROCK, Class H, 5.71%, 5/03/32 (a)		790	923,649
Series 2013-KING, Class E, 3.55%, 12/10/27 (a)(b)		7,090	6,775,244
GS Mortgage Securities Trust:
Series 2014-GC22, Class D, 4.80%, 6/10/47 (a)(b)		3,517	2,856,144
Series 2014-GSFL, Class D, 4.42%, 7/15/31 (a)(b)		17,870	17,345,828
Series 2014-GSFL, Class E, 6.46%, 7/15/31 (a)(b)		2,180	2,160,176
Series 2015-GC32, Class D, 3.35%, 7/10/48		2,597	1,973,091
Series 2015-GS1, Class C, 4.57%, 11/10/48 (b)		3,840	4,081,232
Series 2016-GS3, Class A4, 2.85%, 10/10/49		21,990	22,742,058
Series 2016-RENT, Class C, 4.20%, 2/10/29 (a)(b)		2,500	2,584,405
Hilton USA Trust:
Series 2013-HLF, Class EFL, 4.27%, 11/05/30 (a)(b)		5,597	5,599,872
Series 2013-HLT, Class AFX, 2.66%, 11/05/30 (a)		2,835	2,834,499
Series 2013-HLT, Class BFX, 3.37%, 11/05/30 (a)		2,150	2,149,620
Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (a)(b)		28,927	28,971,652
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38 (a)		2,260	2,295,514
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class C, 4.71%, 9/15/47 (b)		5,165	5,270,253
Series 2014-C22, Class D, 4.71%, 9/15/47 (a)(b)		4,245	3,445,343
Series 2014-C23, Class D, 4.11%, 9/15/24 (a)(b)		7,811	6,430,784

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FL4, Class C, 2.71%, 12/15/30 (a)(b)	USD	10,910	$10,833,425
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2002-CIB4, Class C, 6.45%, 5/12/34 (a)(b)		2,836	2,868,449
Series 2008-C2, Class A4FL, 2.02%, 2/12/51 (b)		7,737	7,533,662
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		383	387,939
Series 2013-LC11, Class C, 3.96%, 4/15/46 (b)		840	857,048
Series 2014-DSTY, Class A, 3.43%, 6/10/27 (a)		4,945	5,105,786
Series 2014-DSTY, Class D, 3.93%, 6/10/27 (a)(b)		11,720	11,394,770
Series 2014-DSTY, Class E, 3.93%, 6/10/27 (a)(b)		8,255	7,665,468
Series 2014-FL6, Class A, 1.91%, 11/15/31 (a)(b)		17,086	17,047,342
Series 2014-FL6, Class BAT1, 4.51%, 11/15/31 (a)(b)		5,120	5,030,400
Series 2014-FL6, Class BAT2, 5.77%, 11/15/31 (a)(b)		773	758,981
Series 2014-FL6, Class DFW1, 4.01%, 11/15/31 (a)(b)		10,330	9,813,500
Series 2014-FL6, Class DFW2, 4.76%, 11/15/31 (a)(b)		5,640	5,358,000
Series 2014-FL6, Class VINE, 5.31%, 11/15/31 (a)(b)		2,490	2,446,425
Series 2014-PHH, Class B, 2.11%, 8/15/27 (a)(b)		5,860	5,844,019
Series 2015-CSMO, Class A, 1.76%, 1/15/32 (a)(b)		7,320	7,313,883
Series 2015-CSMO, Class D, 3.81%, 1/15/32 (a)(b)		15,135	15,094,425
Series 2015-CSMO, Class E, 4.46%, 1/15/32 (a)(b)		11,302	11,268,419
Series 2015-CSMO, Class F, 5.76%, 1/15/32 (a)(b)		5,920	5,913,415
Series 2015-FL7, Class DAL1, 4.01%, 5/15/28 (a)(b)		6,900	6,684,030
Series 2015-FL7, Class DAL2, 4.66%, 5/15/28 (a)(b)		5,600	5,378,397
Series 2015-JP1, Class D, 4.40%, 1/15/49 (b)		7,843	7,250,289
Series 2015-SGP, Class A, 2.21%, 7/15/36 (a)(b)		3,290	3,308,537
Series 2015-UES, Class E, 3.74%, 9/05/32 (a)(b)		17,360	16,966,267
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (a)		5,555	5,672,105
Series 2016-NINE, Class A, 2.85%, 10/06/38 (a)(b)		11,470	11,816,394
JPMorgan Commercial Mortgage-Backed Securities Trust, Series 2009-RR1, Class A4B, 5.71%, 11/18/17 (a)(b)		860	868,325
Ladder Capital Commercial Mortgage Trust, Series 2014-909, Class E, 4.03%, 5/15/31 (a)(b)		6,730	6,447,796
LB-UBS Commercial Mortgage Trust:
Series 2005-C7, Class D, 5.35%, 11/15/40 (b)		1,585	1,599,005
Series 2006-C4, Class AJ, 6.09%, 6/15/38 (b)		213	213,332
Series 2007-C1, Class AJ, 5.48%, 2/15/40		208	208,471

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	31

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2007-C6, Class AMFL, 6.11%, 7/15/40 (a)	USD	9,592	$9,782,932
Lone Star Portfolio Trust:
Series 2015-LSP, Class A1A2, 2.31%, 9/15/28 (a)(b)		6,452	6,500,733
Series 2015-LSP, Class D, 4.51%, 9/15/28 (a)(b)		2,995	2,993,514
Series 2015-LSP, Class E, 6.11%, 9/15/28 (a)(b)		15,972	15,955,891
Madison Avenue Trust, Series 2013-650M, Class E, 4.17%, 10/12/32 (a)(b)		11,095	11,007,801
Merrill Lynch Mortgage Trust:
Series 2007-C1, Class A1A, 6.01%, 6/12/50 (b)		6,961	7,079,632
Series 2008-C1, Class AJ, 6.47%, 2/12/51 (b)		2,305	2,370,518
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.81%, 6/12/50 (b)		4,609	4,686,397
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class D, 5.05%, 11/15/46 (a)(b)		410	400,565
Series 2015-C20, Class D, 3.07%, 2/15/48 (a)		772	556,270
Series 2015-C23, Class D, 4.27%, 6/15/25 (a)(b)		1,669	1,357,563
Series 2015-C25, Class D, 3.07%, 10/15/48		2,500	1,816,810
Series 2015-C26, Class D, 3.06%, 10/15/48 (a)		6,580	4,712,535
Morgan Stanley Capital I Trust:
Series 2005-IQ9, Class AJ, 4.77%, 7/15/56		867	864,272
Series 2007-HQ11, Class AMFL, 0.70%, 2/12/44 (b)		3,852	3,811,431
Series 2007-HQ12, Class AM, 5.90%, 4/12/49 (b)		4,185	4,198,251
Series 2007-HQ12, Class AMFL, 0.93%, 4/12/49 (b)		8,885	8,719,414
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		2,915	2,937,626
Series 2007-IQ15, Class AM, 6.10%, 6/11/49 (b)		9,206	9,403,659
Series 2014-150E, Class F, 4.44%, 9/09/32 (a)(b)		6,850	5,926,014
Series 2014-CPT, Class F, 3.56%, 7/13/29 (a)(b)		12,287	12,100,736
Series 2014-CPT, Class G, 3.56%, 7/13/29 (a)(b)		6,825	6,613,065
Series 2015-MS1, Class C, 4.16%, 5/15/48 (b)		1,863	1,854,607
Series 2015-XLF2, Class AFSB, 3.26%, 8/15/26 (a)(b)		2,900	2,900,000
Morgan Stanley Re-REMIC Trust:
Series 2009-GG10, Class A4A, 5.99%, 8/12/45 (a)(b)		699	706,939
Series 2010-GG10, Class A4B, 5.99%, 8/15/45 (a)(b)		5,219	5,291,044
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)		1,907	1,899,071
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D, 4.43%, 10/15/30 (a)(b)		828	774,893
New York Mortgage Securitization Trust, Series 2013-1, Class A, 5.77%, 8/27/24 (a)(b)		21,352	21,511,939

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class F, 5.05%, 2/11/36 (a)(b)	USD	2,457	$2,493,468
RAIT Trust, Series 2014-FL3, Class C, 3.89%, 12/17/31 (a)(b)		2,449	2,443,443
Velocity Commercial Capital Loan Trust:
Series 2014-1, Class M1, 4.94%, 9/25/44 (a)(b)		6,821	7,025,630
Series 2015-1, Class AFL, 2.95%, 6/25/45 (a)(b)		17,632	17,764,389
Series 2016-1, Class AFL, 2.97%, 4/25/46 (a)(b)		19,354	19,412,341
VNDO Mortgage Trust, Series 2013-PENN, Class E, 4.08%, 12/13/29 (a)(b)		4,115	4,070,974
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (b)		17,817	17,764,201
Series 2007-C32, Class AMFL, 0.75%, 6/15/49 (a)(b)		8,951	8,614,540
Series 2007-C32, Class AMFX, 5.70%, 6/15/49 (a)		860	874,096
Wells Fargo Commercial Mortgage Trust:
Series 2013-BTC, Class F, 3.67%, 4/16/35 (a)(b)		18,291	15,440,589
Series 2014-TISH, Class SCH2, 4.01%, 1/15/27 (a)(b)		6,248	6,018,568
Series 2015-C27, Class C, 3.89%, 2/15/48		9,129	8,397,912
Series 2015-C27, Class D, 3.77%, 2/15/48 (a)		2,283	1,661,806
Series 2015-C31, Class D, 3.85%, 11/15/48		1,530	1,154,990
Series 2015-NXS3, Class D, 3.15%, 9/15/57 (a)		2,320	1,557,291
Series 2015-NXS4, Class C, 4.76%, 12/15/48 (b)		4,035	4,205,896
Series 2015-NXS4, Class D, 3.76%, 12/15/48 (b)		4,200	3,470,515
Series 2015-P2, Class D, 3.24%, 12/15/48 (a)		1,687	1,188,552
Series 2016-C34, Class C, 5.20%, 6/15/49 (b)		7,820	8,227,557
Series 2016-NXS5, Class D, 5.05%, 1/15/59 (b)		1,000	887,745

			1,471,897,839
Interest Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
Reperforming Loan REMIC Trust, Series 2005-R3, Class AS, 5.36%, 9/25/35 (a)(b)		5,611	847,828
Interest Only Commercial Mortgage-Backed Securities — 0.7%
United States — 0.7%
American Homes 4 Rent, Series 2015-SFR1, Class XS, 0.00%, 4/17/45 (a)(b)(e)		23,831	2
B2R Mortgage Trust, Series 2015-2, Class XA, 2.33%, 11/15/48 (a)(b)		61,665	3,801,011
Banc of America Commercial Mortgage Trust:
Series 2015-UBS7, Class XA, 1.07%, 9/15/48 (b)		18,460	1,121,551
Series 2016-UB10, Class XA, 2.17%, 6/15/49 (b)		45,457	5,788,102
Barclays Commercial Mortgage Trust:
Series 2015-SRCH, Class XA, 1.12%, 8/10/35 (a)(b)		73,430	5,775,269

32	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2015-SRCH, Class XB, 0.30%, 8/10/35 (a)(b)	USD	42,790	$854,944
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class X, 1.54%, 4/10/29 (a)(b)		84,430	4,666,737
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, 1.94%, 5/10/58 (b)		33,727	4,145,695
Series 2016-C4, Class XB, 0.89%, 5/10/58 (b)		18,700	1,133,033
CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class XCP, 0.61%, 10/15/16 (a)(b)		32,718	33
Citigroup Commercial Mortgage Trust:
Series 2013-SMP, Class XB, 0.45%, 1/12/30 (a)(b)		36,921	133,492
Series 2014-GC19, Class XA, 1.42%, 3/10/47 (b)		48,541	3,109,693
Series 2014-GC21, Class XA, 1.44%, 5/10/47 (b)		40,578	2,905,276
Series 2014-GC23, Class XA, 1.27%, 7/10/47 (b)		176,150	11,067,148
Series 2014-GC25, Class XE, 1.39%, 10/10/47 (a)(b)		8,520	651,133
Series 2015-P1, Class XA, 0.94%, 9/15/48 (b)		48,124	2,580,645
Series 2016-P3, Class XA, 1.88%, 4/15/49 (b)		29,687	3,468,481
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR6, Class XA, 1.62%, 3/10/46 (b)		39,886	1,666,784
Series 2014-LC15, Class XA, 1.54%, 4/10/47 (b)		30,304	1,910,781
Series 2014-TWC, Class XCP, 1.48%, 2/13/32 (a)(b)		240,975	1,301,241
Series 2015-CR23, Class XA, 1.15%, 5/10/48 (b)		185,272	10,617,998
Series 2015-CR25, Class XA, 1.12%, 8/10/48 (b)		80,849	5,152,573
Series 2015-LC21, Class XA, 1.02%, 7/10/48 (b)		20,170	960,691
Series 2016-DC2, Class XA, 1.24%, 2/10/26 (b)		76,110	5,585,138
Commercial Mortgage Trust, Series 2015-LC19, Class XA, 1.37%, 2/10/48 (b)		7,188	554,524
Core Industrial Trust:
Series 2015-TEXW, Class XA, 0.90%, 2/10/34 (a)(b)		57,480	2,150,045
Series 2015-WEST, Class XA, 1.08%, 2/10/37 (a)(b)		39,860	2,664,147
Credit Suisse Commercial Mortgage Trust, Series 2014-USA, Class X2, 0.19%, 9/17/37 (a)(b)		598,765	4,544,626
Credit Suisse Mortgage Capital Certificates, Series 2015-GLPA, Class XA, 0.40%, 11/15/37 (a)(b)		76,810	1,766,641
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.98%, 1/15/49 (b)		26,071	3,124,402
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)		438,061	1,924,491
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.33%, 4/10/47 (b)		5,879	350,952

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
United States (continued)
Hilton USA Trust, Series 2013-HLT, Class X1FX, 0.00%, 11/05/30 (a)(b)	USD	169,959	$1,700
IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 2.15%, 7/25/47 (b)		49,065	4,050,302
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class XA, 1.25%, 8/15/47 (b)		32,440	2,057,499
Series 2014-C24, Class XA, 1.22%, 11/15/47 (b)		57,596	3,082,716
Series 2014-C26, Class XA, 1.32%, 1/15/48 (b)		8,145	482,683
Series 2015-C27, Class XD, 0.50%, 2/15/48 (a)(b)		31,775	1,097,191
Series 2015-C28, Class XA, 1.34%, 10/15/48 (b)		32,867	2,099,811
Series 2015-C33, Class XA, 1.20%, 12/15/48 (b)		65,078	4,489,381
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-C20, Class XA, 1.29%, 7/15/47 (b)		17,939	911,058
Series 2016-JP3, Class XC, 0.75%, 8/15/49 (b)		37,589	1,779,839
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class XA, 1.31%, 11/15/46 (b)		48,180	2,754,302
Series 2014-C19, Class XA, 1.30%, 12/15/47 (b)		38,749	2,294,607
Series 2014-C19, Class XD, 1.34%, 12/15/47 (a)(b)		51,913	4,365,224
Series 2014-C19, Class XF, 1.34%, 12/15/47 (a)(b)		13,486	887,959
Series 2015-C20, Class XA, 1.56%, 2/15/48 (b)		11,624	930,309
Series 2015-C21, Class XB, 0.45%, 3/15/48 (a)(b)		15,696	405,817
Series 2015-C22, Class XA, 1.31%, 5/15/46 (b)		221,647	15,118,181
Series 2015-C25, Class XA, 1.30%, 10/15/48 (b)		71,121	5,320,094
Series 2015-C26, Class XA, 1.27%, 10/15/48 (b)		38,311	2,809,357
Series 2015-C26, Class XD, 1.50%, 10/15/48 (a)(b)		18,660	1,961,539
Series 2016-C29, Class XA, 1.82%, 5/15/49 (b)		22,147	2,481,728
Series 2016-C29, Class XB, 1.12%, 5/15/49 (b)		29,800	2,340,674
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 1.14%, 2/15/48 (b)		69,201	4,245,230
Series 2015-NXS1, Class XA, 1.33%, 5/15/48 (b)		36,486	2,513,164
Series 2015-NXS1, Class XB, 0.49%, 5/15/48 (b)		13,786	494,404
Series 2015-NXS3, Class XA, 1.34%, 9/15/57 (b)		46,294	3,080,492
Series 2016-BNK1, Class XB, 1.49%, 8/15/49 (b)		19,200	2,152,896

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	33

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2016-BNK1, Class XD, 1.41%, 8/15/49 (a)(b)	USD	9,764	$947,987
Series 2016-C33, 1.98%, 3/17/59 (b)		55,774	6,619,914
WF-RBS Commercial Mortgage Trust:
Series 2012-C9, Class XA, 2.28%, 11/15/45 (a)(b)		36,423	3,028,357
Series 2014-C20, Class XA, 1.34%, 5/15/47 (b)		17,807	1,044,164
Series 2014-C22, Class XA, 1.09%, 9/15/57 (b)		53,274	2,718,946
Series 2014-C23, Class XA, 0.84%, 10/14/57 (b)		73,780	2,740,663

			186,785,467
Total Non-Agency Mortgage-Backed Securities — 9.8%			2,724,896,581

Preferred Securities		Par (000)	Value
Capital Trusts
Australia — 0.1%
AusNet Services Holdings Property Ltd., 5.75%, 3/17/76 (b)		7,948	8,713,059
Australia & New Zealand Banking Group Ltd.:
4.40%, 5/19/26		2,870	3,050,810
6.75% (b)(l)		7,298	8,020,028
Origin Energy Finance Ltd.:
4.00%, 9/16/74 (b)	EUR	220	237,020
7.88%, 6/16/71 (b)		400	476,415

			20,497,332
Belgium — 0.0%
KBC Groep NV, 5.63% (b)(l)		3,940	4,313,158
Solvay Finance SA, 5.12% (b)(l)		731	869,894

			5,183,052
China — 0.0%
CITIC Ltd., 8.63% (b)(l)	USD	3,000	3,366,690
Huarong Finance II Co. Ltd., 2.88% (b)(l)		8,450	8,336,086

			11,702,776
Denmark — 0.0%
Danske Bank A/S, 5.75% (b)	EUR	1,450	1,659,407
France — 0.2%
BNP Paribas SA:
7.20% (b)	USD	400	450,000
7.38% (a)(b)(l)		522	520,695
Credit Agricole SA, 6.50% (b)(l)	EUR	2,800	3,124,951
Electricite de France SA:
4.13% (b)(l)		4,000	4,459,722
5.00% (b)(l)		4,000	4,448,489
Orange SA:
4.00% (b)(l)		2,795	3,316,392
5.00% (b)(l)		2,380	2,898,301
5.75% (b)(l)	GBP	600	841,262

Preferred Securities		Par (000)	Value
France (continued)
Societe Generale SA:
7.38% (b)(l)	USD	23,200	$22,689,600
7.38% (a)(b)(l)		1,000	980,000
TOTAL SA:
2.71% (b)(l)	EUR	5,000	5,621,553
3.37% (b)(l)		8,025	9,023,043
3.88% (b)(l)		1,476	1,759,215

			60,133,223
Germany — 0.0%
Bertelsmann SE & Co. KGaA, 3.50%, 4/23/75 (b)		7,000	7,696,391
HSH Nordbank AG, 7.25% (l)	USD	13,867	3,554,667

			11,251,058
Hong Kong — 0.1%
Bank of East Asia Ltd., 5.50% (b)(l)		10,000	9,999,650
Industrial & Commercial Bank of China Asia Ltd., 4.25% (b)(l)		8,500	8,468,057
Noble Group Ltd., 6.00% (b)(l)		7,765	3,979,563

			22,447,270
India — 0.0%
State Bank of India, 5.50% (b)(l)		6,300	6,251,862
Ireland — 0.0%
Bank of Ireland, 7.38% (b)(l)	EUR	3,073	3,286,890
Italy — 0.1%
Enel SpA:
5.00%, 1/15/75 (b)		600	716,863
6.50%, 1/10/74 (b)		1,307	1,587,152
7.75%, 9/10/75 (b)	GBP	320	460,752
Intesa Sanpaolo SpA:
7.00% (b)(l)	EUR	11,237	11,676,412
7.70% (a)(b)(l)	USD	5,813	5,086,375

			19,527,554
Japan — 0.1%
Dai-ichi Life Insurance Co. Ltd., 4.00% (b)(l)		9,450	9,556,313
Nippon Life Insurance Co., 5.10%, 10/16/44 (b)		4,690	5,171,194

			14,727,507
Luxembourg — 0.0%
SES SA, 4.63% (b)(l)	EUR	6,970	8,094,045
Mexico — 0.1%
Banco Nacional de Comercio Exterior SNC, 3.80%, 8/11/26 (a)(b)	USD	21,438	20,815,226
Netherlands — 0.1%
ABN AMRO Bank NV, 5.75% (b)(l)	EUR	7,000	7,745,537
Cooperatieve Rabobank UA, 6.63% (b)		3,200	3,779,483
Koninklijke KPN NV, 6.13% (b)(l)		1,048	1,264,101

			12,789,121
Philippines — 0.0%
SMC Global Power Holdings Corp., 7.50%, 11/07/19 (b)	USD	820	880,075
Singapore — 0.0%
DBS Group Holdings Ltd., 3.60% (b)(l)		4,117	4,097,144

34	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Preferred Securities		Par (000)	Value
South Korea — 0.0%
Woori Bank, 4.50% (b)(l)	USD	4,700	$4,693,514
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA:
6.75% (b)(l)	EUR	9,600	9,976,800
7.00% (b)(l)		3,200	3,343,380
8.88% (b)(l)		11,000	12,974,758
Banco Popular Espanol SA:
8.25% (b)(l)		7,800	7,918,815
11.50% (b)(l)		7,000	8,099,394
Banco Santander SA, 6.25% (b)(l)		9,900	9,953,493
Gas Natural Fenosa Finance BV:
3.38% (b)(l)		4,800	5,137,330
4.13% (b)(l)		1,100	1,266,584
Repsol International Finance BV, 4.50%, 3/25/75 (b)		3,912	4,110,415
Telefonica Europe BV:
3.75% (b)(l)		4,300	4,805,843
4.20% (b)(l)		2,500	2,885,620
5.88% (b)(l)		600	727,877
6.50% (b)(l)		1,700	2,050,545
6.75% (b)(l)	GBP	400	554,285
7.63% (b)(l)	EUR	700	913,148

			74,718,287
Switzerland — 0.0%
Credit Suisse Group AG, 6.25% (a)(b)(l)	USD	2,500	2,365,625
UBS Group AG:
5.75% (b)(l)	EUR	2,474	2,860,023
7.00% (b)(l)	USD	2,245	2,368,475

			7,594,123
United Kingdom — 0.1%
Barclays PLC:
7.88% (b)(l)		4,450	4,381,399
7.88% (b)(l)	GBP	3,680	4,644,046
HBOS Capital Funding LP, 6.85% (l)	USD	2,796	2,830,950
HSBC Holdings PLC:
6.00% (b)(l)	EUR	4,640	5,466,473
6.88% (b)(l)	USD	8,175	8,502,000
Royal Bank of Scotland Group PLC, 8.63% (b)(l)		900	880,875
Standard Chartered PLC, 7.50% (b)(l)		11,900	11,891,075

			38,596,818
United States — 0.2%
Bank of New York Mellon Corp., 4.63% (b)(l)		11,150	10,982,750
General Electric Co., 5.00% (b)(l)		8,643	9,191,398
NBCUniversal Enterprise, Inc., 5.25% (a)(l)		4,900	5,230,750
Northern Trust Corp., 4.60% (b)(l)		20,010	20,335,163

			45,740,061
Total Capital Trusts — 1.4%			394,686,345

Preferred Stocks		Shares	Value
Luxembourg — 0.0%
Concrete Investment II SCA, 0.00%, 8/27/44 (e)		24,318	3,141,543
Novartex Holding Luxembourg SCA, 0.00% (e)		3,192	—

			3,141,543
Total Preferred Stocks — 0.0%			3,141,543

Trust Preferreds		Shares	Value
United States — 0.2%
GMAC Capital Trust I, 6.60%, 2/15/40 (b)		1,932,000	$49,092,120
Total Trust Preferreds — 0.2%			49,092,120
Total Preferred Securities — 1.6%			446,920,008

Taxable Municipal Bonds		Par (000)	Value
Aiken County Consolidated School District GO, 5.00%, 3/01/25	USD	5,000	6,374,850
Arizona Health Facilities Authority RB, 1.24%, 1/01/37 (b)		10,600	9,789,312
Bay Area Toll Authority RB, 6.92%, 4/01/40		12,435	18,389,997
Brooklyn Arena Local Development Corp. RB, 5.00%, 7/15/42		14,675	17,370,797
California Pollution Control Financing Authority RB, 5.00%, 11/21/45 (a)		6,910	7,712,251
California State Public Works Board RB, 8.36%, 10/01/34		7,255	11,230,595
California Statewide Communities Development Authority RB:
5.00%, 12/01/25 (a)		3,000	3,635,730
5.00%, 12/01/26 (a)		3,000	3,623,400
Central Puget Sound Regional Transit Authority RB, 5.00%, 11/01/45		2,530	3,034,381
City of Atlanta, GA Water & Wastewater Revenue RB, 5.00%, 11/01/33		7,270	8,848,244
City of Detroit, MI Sewage Disposal System RB, AGM, Series D, 1.03%, 7/01/32 (b)		5,685	5,125,255
City of Houston, TX Airport System Revenue RB, 5.00%, 7/01/24		3,520	4,122,378
City of Portland, OR Sewer System Revenue RB, 5.00%, 6/15/23		8,930	11,080,701
City of San Jose, CA Airport Revenue RB, AMBAC, 5.00%, 3/01/37		6,400	6,499,264
City of Seattle, WA Municipal Light & Power Revenue RB:
5.00%, 4/01/23		5,230	6,429,291
5.00%, 4/01/24		5,050	6,333,407
5.00%, 4/01/25		4,665	5,936,166
Clark County School District GO:
5.00%, 6/15/23		12,055	14,776,416
5.00%, 6/15/24		12,860	16,044,522
5.00%, 6/15/26		9,685	12,213,560
5.00%, 6/15/27		5,485	6,877,258
5.00%, 6/15/28		5,855	7,277,297
Colorado Health Facilities Authority RB, 5.25%, 2/01/31		5,460	6,144,957
Commonwealth of Massachusetts GO:
5.00%, 7/01/22		5,280	6,393,658
5.00%, 7/01/22		4,845	5,866,907
5.00%, 7/01/23		13,210	16,355,169
5.00%, 7/01/25		5,280	6,763,046
5.00%, 7/01/26		5,155	6,704,799
5.00%, 7/01/28		5,155	6,818,312
Commonwealth of Pennsylvania GO:
5.00%, 9/15/24		2,245	2,777,716
5.00%, 9/15/25		3,600	4,517,856
5.00%, 9/15/26		4,305	5,454,091
Commonwealth of Puerto Rico GO, 8.00%, 7/01/35 (e)(k)		42,685	27,958,675
Contra Costa Community College District GO, 6.50%, 8/01/34		3,205	4,410,304
County of Miami-Dade, FL Aviation Revenue RB: 2.50%, 10/01/24		7,250	7,372,090

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	35

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Taxable Municipal Bonds		Par (000)	Value
5.00%, 10/01/30	USD	7,355	$8,579,166
5.00%, 10/01/36		7,065	8,139,657
County of Miami-Dade, FL GO:
5.00%, 7/01/29		2,630	3,303,359
5.00%, 7/01/30		2,630	3,280,978
5.00%, 7/01/31		2,630	3,265,303
5.00%, 7/01/32		2,630	3,247,103
5.00%, 7/01/34		3,000	3,677,460
5.00%, 7/01/35		3,090	3,769,769
5.00%, 7/01/36		2,155	2,618,648
5.00%, 7/01/38		5,270	6,383,498
County of Sacramento, CA Airport System Revenue RB, AGM, 5.25%, 7/01/39		1,795	1,913,398
County of Suffolk, NY GO, 5.00%, 5/01/28		5,000	6,050,900
Dallas/Fort Worth International Airport RB:
5.00%, 11/01/42		10,840	12,264,918
Series A, 5.00%, 11/01/43		21,240	23,542,841
District of Columbia GO, 5.00%, 6/01/38		3,965	4,738,294
District of Columbia RB:
5.00%, 7/15/34		3,280	3,956,041
5.00%, 7/15/35		3,280	3,943,970
Eastern Municipal Water District Financing Authority RB, 5.00%, 7/01/33		2,530	3,173,910
Energy Northwest RB:
2.81%, 7/01/24		10,200	10,655,226
5.00%, 7/01/27		5,325	6,842,891
5.00%, 7/01/28		2,685	3,419,992
Grant County Public Utility District No. 2 RB, 4.58%, 1/01/40		2,550	2,794,367
Health & Educational Facilities Authority of the State of Missouri RB:
5.00%, 11/15/29		2,685	3,311,921
5.00%, 11/15/30		2,895	3,560,734
5.00%, 11/15/34		2,665	3,231,739
5.00%, 1/01/44		7,215	8,357,784
Horry County School District, SC GO:
5.00%, 3/01/19		2,865	3,182,499
5.00%, 3/01/20		3,645	4,141,376
5.00%, 3/01/22		4,200	5,053,020
5.00%, 3/01/23		4,720	5,814,096
5.00%, 3/01/24		4,930	6,201,003
5.00%, 3/01/25		2,825	3,617,187
Long Island Power Authority RB, 5.00%, 9/01/44		10,175	11,936,293
Los Angeles Community College District GO, 6.60%, 8/01/42		2,670	4,117,407
Los Angeles Department of Water & Power RB, 6.60%, 7/01/50		4,505	7,047,802
Los Angeles Unified School District GO, 5.00%, 7/01/30		5,130	6,513,356
Louisiana Public Facilities Authority RB, 5.00%, 10/01/41		5,000	5,547,150
Maryland Economic Development Corp. RB, 5.00%, 3/31/41		3,325	3,908,438
Maryland Health & Higher Educational Facilities Authority RB, 5.25%, 7/01/27		4,105	5,019,060
Massachusetts Clean Water Trust RB:
5.00%, 2/01/25		4,725	6,064,159
5.00%, 2/01/26		5,550	7,243,693
5.00%, 2/01/27		4,460	5,794,387
5.00%, 2/01/28		4,035	5,197,645
Massachusetts Development Finance Agency RB:
5.00%, 7/01/43		10,045	12,094,180
5.00%, 7/01/44		2,950	3,396,188
Massachusetts Educational Financing Authority RB, 5.00%, 1/01/22		11,085	12,581,032

Taxable Municipal Bonds		Par (000)	Value
Metropolitan Transportation Authority RB, 6.69%, 11/15/40	USD	4,830	$6,944,912
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB:
7.46%, 10/01/46		4,495	6,961,766
5.00%, 10/01/53		3,400	3,841,456
Miami-Dade County Educational Facilities Authority RB, 5.07%, 4/01/50		5,095	6,112,064
Michigan Finance Authority RB, 5.00%, 6/01/39		4,160	4,831,174
Minneapolis-St. Paul Metropolitan Airports Commission RB:
5.00%, 1/01/28 (q)		2,580	3,307,276
5.00%, 1/01/29 (q)		2,580	3,288,004
5.00%, 1/01/30 (q)		2,580	3,252,606
New Jersey Economic Development Authority RB, 5.00%, 6/15/38		5,000	5,944,050
New Jersey Educational Facilities Authority RB:
5.00%, 7/01/22		5,265	6,421,352
5.00%, 7/01/23		6,430	8,036,407
5.00%, 7/01/26		6,485	8,544,052
5.00%, 7/01/27		2,500	3,273,925
New Jersey Transportation Trust Fund Authority RB:
0.00%, 12/15/27 (j)		7,725	5,365,862
0.00%, 12/15/31 (j)		7,725	4,390,427
New Jersey Transportation Trust Fund Authority RB AGM, 0.00%, 12/15/33 (j)		7,725	4,124,532
New Jersey Transportation Trust Fund Authority RB AMBAC:
0.00%, 12/15/35 (j)		7,725	3,529,398
0.00%, 12/15/36 (j)		7,725	3,381,619
New Jersey Turnpike Authority RB, 5.00%, 1/01/45		2,505	2,959,056
New York City Transitional Finance Authority Future Tax Secured Revenue RB, 2.28%, 5/01/26		8,820	8,774,753
New York City Water & Sewer System RB, 5.75%, 6/15/41		5,525	7,870,363
New York State Dormitory Authority RB:
5.00%, 3/15/20		8,330	9,471,293
5.00%, 3/15/21		5,000	5,861,300
5.00%, 3/15/25		15,165	19,435,767
5.00%, 3/15/32		6,870	8,387,171
5.00%, 3/15/32		4,330	5,378,466
5.00%, 3/15/37		6,625	7,955,035
5.00%, 3/15/37		4,115	4,950,551
5.00%, 3/15/38		6,180	7,415,938
5.00%, 3/15/39		3,850	4,614,109
New York State Housing Finance Agency RB, 3.25%, 11/01/41		2,520	2,539,732
New York State Thruway Authority RB:
5.00%, 5/01/19		2,655	2,927,350
5.00%, 1/01/31		5,370	6,485,403
New York State Urban Development Corp. RB:
5.00%, 3/15/24		7,725	9,712,720
5.00%, 3/15/25		10,025	12,811,549
5.00%, 3/15/26		14,315	18,547,802
5.00%, 3/15/27		7,640	9,844,904
5.00%, 3/15/28		7,700	9,745,120
New York Transportation Development Corp. RB:
5.00%, 7/01/41		5,945	6,756,493
5.00%, 7/01/46		13,705	15,482,676
5.25%, 1/01/50		17,520	20,182,164
North Carolina Medical Care Commission RB, 5.00%, 6/01/40		4,800	5,635,920

36	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Taxable Municipal Bonds		Par (000)	Value
Orange County Local Transportation Authority RB, 6.91%, 2/15/41	USD	11,590	$16,889,180
Orange County Sanitation District RB, 5.00%, 2/01/34		4,130	5,119,011
Pennsylvania Economic Development Financing Authority RB:
5.00%, 12/31/22		3,000	3,524,280
5.00%, 12/31/38		3,440	3,995,629
Port Authority of New York & New Jersey RB:
5.00%, 10/15/44		2,385	2,786,634
4.46%, 10/01/62		10,250	11,842,953
4.81%, 10/15/65		5,135	6,255,816
Port of Morrow, OR RB, 2.99%, 9/01/36		6,490	6,458,588
Public Power Generation Agency RB, 5.00%, 1/01/34		265	319,468
Pulaski County Public Facilities Board, 5.00%, 12/01/39		10,000	11,651,800
Regents of the University of California Medical Center Pooled Revenue RB, 6.58%, 5/15/49		11,840	16,994,426
San Diego County Water Authority Financing Corp. RB:
5.00%, 5/01/32		2,530	3,181,526
5.00%, 5/01/33		5,090	6,375,581
South Carolina Ports Authority RB, 5.00%, 7/01/45		4,000	4,588,440
South Carolina Public Service Authority RB, 2.39%, 12/01/23		11,622	11,855,835
State of California GO:
5.00%, 9/01/17		5,090	5,285,558
5.00%, 9/01/27		11,130	14,289,807
5.00%, 9/01/32		2,630	3,264,461
7.50%, 4/01/34		9,165	13,948,397
5.00%, 10/01/37		5,000	6,079,450
4.99%, 4/01/39		6,445	6,930,180
7.55%, 4/01/39		4,840	7,730,206
7.30%, 10/01/39		2,620	3,993,273
7.35%, 11/01/39		5,215	7,988,024
State of Georgia GO:
5.00%, 1/01/23		9,455	11,653,098
5.00%, 7/01/23		11,965	14,936,508
5.00%, 7/01/24		19,080	24,310,591
5.00%, 2/01/26		6,025	7,882,025
5.00%, 7/01/26		2,640	3,478,226
5.00%, 2/01/29		2,950	3,771,192
State of Hawaii GO:
5.00%, 10/01/27 (q)		7,760	9,959,184
5.00%, 10/01/28 (q)		5,330	6,784,930
5.00%, 10/01/29 (q)		10,365	13,108,615
State of Maryland GO:
5.00%, 8/01/22		8,310	10,147,092
5.00%, 6/01/23		5,080	6,330,036
5.00%, 6/01/24		5,080	6,461,506
State of Michigan RB, 5.00%, 3/15/26		7,500	9,484,725
State of Minnesota GO, 5.00%, 8/01/27		6,335	8,280,732
State of Nevada Highway Improvement Revenue RB:
5.00%, 12/01/27		5,330	6,823,679
5.00%, 12/01/28		2,725	3,462,848
State of New Jersey GO:
5.00%, 6/01/27		8,000	9,749,680
5.00%, 6/01/31		5,000	5,921,600
5.00%, 6/01/32		3,000	3,537,690
State of North Carolina GO:
5.00%, 6/01/24		6,945	8,833,693
5.00%, 6/01/25		12,915	16,713,560
5.00%, 6/01/25		8,060	10,430,607
5.00%, 6/01/26		9,660	12,709,565
5.00%, 6/01/27		10,000	13,066,800

Taxable Municipal Bonds		Par (000)	Value
State of Ohio GO:
5.00%, 12/15/23	USD	9,510	$11,903,857
5.00%, 9/15/24		4,100	5,198,103
State of Washington GO:
5.00%, 8/01/25		5,170	6,605,606
5.00%, 8/01/26		5,170	6,700,217
5.00%, 8/01/27		5,170	6,636,367
5.00%, 7/01/28		5,245	6,476,893
5.00%, 8/01/28		6,055	7,705,654
5.00%, 8/01/29		6,055	7,656,124
5.00%, 8/01/30		6,055	7,607,986
5.00%, 8/01/31		6,055	7,571,293
5.00%, 7/01/32		7,000	8,471,610
5.00%, 8/01/32		6,055	7,534,903
State of Wisconsin GO, 5.00%, 5/01/34		6,900	8,428,074
Texas Private Activity Bond Surface Transportation Corp. RB:
5.00%, 12/31/50		4,095	4,700,405
5.00%, 12/31/55		7,190	8,152,310
Tobacco Settlement Finance Authority RB, 7.47%, 6/01/47		10,130	9,753,265
Tobacco Settlement Financing Corp. RB, 6.71%, 6/01/46		10,350	8,875,746
Turlock Irrigation District RB, 5.00%, 1/01/46 (q)		3,120	3,786,245
University of Arizona RB, 5.00%, 8/01/39		6,505	7,721,760
University of California RB, 5.00%, 5/15/37		10,000	11,834,000
University of Delaware RB, 5.87%, 11/01/40		7,500	10,141,875
University of Massachusetts Building Authority RB, 5.00%, 11/01/39		5,000	5,954,300
Washington Health Care Facilities Authority RB, 5.00%, 10/01/38		3,745	4,429,212
West Virginia Hospital Finance Authority RB:
5.00%, 6/01/19		2,840	3,122,892
5.00%, 6/01/20		3,065	3,476,507
5.00%, 6/01/21		3,050	3,547,059
5.00%, 6/01/22		3,335	3,972,419
5.00%, 6/01/23		2,765	3,351,263
5.00%, 6/01/24		2,955	3,645,761
Total Taxable Municipal Bonds — 5.3%			1,482,201,418

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 2.2%
Fannie Mae:
Series 2016-69, Class BF, 0.83%, 5/01/35 (b)		44,968	44,897,604
Series 2016-60, Class FD, 0.89%, 9/25/46 (b)		137,611	137,503,385
Series 2016-49, Class EF, 0.93%, 8/25/46 (b)		17,290	17,269,850
Series 2016-64, Class FP, 0.93%, 8/25/46 (b)		43,211	43,162,879
Series 2016-64, Class FA, 0.93%, 5/01/46 (b)		45,886	45,832,807
Series 2016-67, Class FB, 1.01%, 9/25/46 (b)		32,012	31,974,082
Series 2016-63, Class AF, 1.01%, 7/01/46 (b)		17,034	17,046,044
Series 2016-46, Class HF, 1.02%, 7/25/46 (b)		26,379	26,362,340
Series 2016-44, Class FA, 1.02%, 7/25/46 (b)		24,845	24,849,307
Series 2016-40, Class JF, 1.02%, 7/25/46 (b)		25,167	25,149,678
Series 2016-55, Class FK, 1.02%, 8/25/46 (b)		25,424	25,419,621

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	37

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2016-52, Class MF, 1.02%, 8/25/46 (b)	USD	15,912	$15,897,866
Series 2014-C02, Class 1M2, 3.12%, 5/25/24 (b)		21,317	21,039,843
Series 2014-C03, Class 1M2, 3.52%, 7/25/24 (b)		180	180,225
Series 2016-C04, Class 1M2, 4.77%, 1/25/29 (b)		15,330	15,761,575
Series 2016-C05, Class 2M2, 4.97%, 1/25/29 (b)		16,930	17,490,007
Series 2013-C01, Class M2, 5.77%, 10/25/23 (b)		6,000	6,643,189
Series 2016-C02, Class 1M2, 6.52%, 9/25/28 (b)		2,186	2,415,968
Freddie Mac:
Series 4589, Class TF, 1.02%, 6/15/46 (b)		10,381	10,381,015
Series 4604, Class FH, 1.02%, 8/15/46 (b)		22,244	22,204,848
Series 4588, Class FA, 1.02%, 6/15/46 (b)		31,234	31,185,163
Series 4594, Class FG, 1.02%, 6/15/46 (b)		11,603	11,623,013
Series 2014-DN2, Class M3, 4.13%, 4/25/24 (b)		6,000	6,176,759
Series 2016-HQA3, Class M3, 4.37%, 3/25/29 (b)		9,920	9,920,000
Series 2016-DNA4, Class M3, 4.52%, 3/25/29 (b)		9,070	9,130,939

			619,518,007
Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac:
Series KJ07, Class A2, 2.31%, 10/25/22		3,700	3,791,552
Series KPLB, Class A, 2.77%, 5/25/25		7,960	8,348,854

			12,140,406
Interest Only Collateralized Mortgage Obligations — 0.1%
Ginnie Mae:
Series 2016-58, Class PI, 4.00%, 10/20/45		43,824	3,338,257
Series 2016-82, Class IM, 4.00%, 2/01/46		9,148	701,015
Series 2015-176, Class IO, 4.00%, 11/20/45		7,038	550,153
Series 2015-152, Class PI, 4.00%, 10/20/45		27,694	2,272,277
Series 2015-103, Class CI, 4.00%, 7/20/45		74,177	5,805,196
Series 2016-82, Class WI, 4.00%, 5/20/46		14,971	1,269,240

			13,936,138
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac:
Series K721, Class X1, 0.46%, 8/25/22 (b)		53,111	920,734
Series K045, Class X1, 0.58%, 1/25/25 (b)		39,715	1,276,441
Series K041, Class X1, 0.69%, 10/25/24 (b)		179,096	6,820,477
Series K049, Class X1, 0.74%, 7/25/25 (b)		36,857	1,632,981
Series K718, Class X1, 0.77%, 1/25/22 (b)		27,978	805,079
Series KC01, Class X1, 0.85%, 12/25/22 (b)		124,716	3,921,193
Series K044, Class X1, 0.88%, 1/25/25 (b)		42,248	2,166,274

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series KW01, Class X1, 1.12%, 1/25/26 (b)	USD	72,195	$5,128,011
Series K042, Class X1, 1.19%, 12/25/24 (b)		43,243	3,120,863
Series K056, Class X1, 1.40%, 5/25/26 (b)		29,071	2,806,145
Series K055, Class X1, 1.50%, 3/25/26 (b)		77,994	8,110,974
Series K049, Class X3, 1.60%, 8/25/25 (b)		7,280	733,855
Ginnie Mae:
Series 2009-80, Class IO, 0.81%, 9/16/51 (b)		7,718	500,184
Series 2014-52, Class AI, 0.83%, 8/16/41		41,519	1,149,674
Series 2012-120, Class IO, 0.88%, 2/16/53 (b)		17,375	1,000,640
Series 2014-40, Class AI, 1.00%, 2/16/39		56,843	1,586,488
Series 2016-87, Class IO, 1.01%, 8/16/58 (b)		29,298	2,396,378
Series 2014-172, Class IO, 1.06%, 1/16/49 (b)		75,597	4,625,268
Series 2016-110, Class IO, 1.07%, 5/16/58 (b)		19,998	1,709,086
Series 2016-119, Class IO, 1.13%, 10/16/52 (b)		30,090	2,651,681
Series 2016-125, Class IO, 1.15%, 12/16/57 (b)		30,620	2,735,465
Series 2013-191, Class IA, 1.23%, 7/16/42		10,937	104,559
Series 2013-145, Class SI, 5.72%, 4/16/40 (b)		25,857	2,785,852

			58,688,302
Mortgage-Backed Securities — 48.2%
Fannie Mae Mortgage-Backed Securities:
2.50%, 5/01/26-10/01/31 (r)		388,646	402,506,966
2.69%, 4/01/25		3,470	3,628,547
3.00%, 4/01/31-10/01/46 (r)		1,205,796	1,257,107,356
3.50%, 5/01/23-10/01/46 (r)(s)		5,234,806	5,539,134,049
4.00%, 9/01/41-10/01/46 (r)(s)(t)		4,914,906	5,280,075,012
4.50%, 9/01/43-10/01/46 (r)		126,765	138,824,474
6.00%, 3/01/38		4	5,015
Freddie Mac Mortgage-Backed Securities:
3.00%, 7/01/31-10/01/31		29,992	31,655,288
3.50%, 6/01/24-10/01/46 (r)(s)		444,973	472,986,323
Ginnie Mae Mortgage-Backed Securities, 4.50%, 8/20/38-8/20/46		276,369	298,621,284

			13,424,544,314
Total U.S. Government Sponsored Agency Securities — 50.7%			14,128,827,167

38	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds:
2.50%, 5/15/46 (s)	USD	6,499	$6,726,051
2.25%, 8/15/46 (s)		160,285	157,380,227
U.S. Treasury Inflation Indexed Bonds:
0.75%, 2/15/45 (u)		30,695	31,638,028
1.00%, 2/15/46		9,649	10,665,944
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/19-7/15/26 (s)(u)		2,924,118	2,974,717,979
0.25%, 1/15/25 (u)		61,759	62,902,147
0.38%, 7/15/25		32,726	33,796,696
0.63%, 1/15/26 (u)		339,939	357,506,517
U.S. Treasury Notes:
0.75%, 7/31/18-8/15/19 (s)		4,214,170	4,204,764,480
0.88%, 9/15/19 (s)		94,479	94,475,015
1.38%, 4/30/21-8/31/23 (s)		433,345	436,255,780
1.13%, 7/31/21-9/30/21 (s)		1,522,282	1,520,210,902
1.50%, 8/15/26		108,000	106,949,484
U.S. Treasury Strips, 0.00%, 5/15/36 (j)(s)		69,895	44,921,097
Total U.S. Treasury Obligations — 36.0%			10,042,910,347
Total Long-Term Investments (Cost — $43,911,511,934) — 158.3%			44,101,199,263

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 5.8%(v)
Barclays Bank PLC, (2.00)%, Open (w) (Purchased on 9/16/16 to be repurchased at $4,298,568, collateralized by United Mexican States, 3.50% due at 1/21/21, par and fair value of USD 4,029,000 and $4,282,827, respectively)		4,301	4,300,957
Barclays Bank PLC, (2.00)%, Open (w) (Purchased on 9/19/16 to be repurchased at $4,278,672, collateralized by United Mexican States, 3.50% due at 1/21/21, par and fair value of USD 4,029,000 and $4,282,827, respectively)		4,281	4,280,813
Barclays Bank PLC, (1.60)%, Open (w) (Purchased on 1/14/16 to be repurchased at EUR 319,278, collateralized by Grupo Antolin Dutch BV, 5.13% due at 6/30/22, par and fair value of EUR 320,000 and $382,840, respectively)	EUR	323	362,807
Barclays Bank PLC, (1.60)%, Open (w) (Purchased on 1/15/16 to be repurchased at EUR 192,921, collateralized by Grupo Antolin Dutch BV, 5.13% due at 6/30/22, par and fair value of EUR 193,000 and $230,900, respectively)		195	219,213
Barclays Bank PLC, (0.95)%, Open (w) (Purchased on 6/01/16 to be repurchased at EUR 21,489,652, collateralized by Buoni Poliennali Del Tesoro, 2.15% due at 12/15/21, par and fair value of EUR 19,650,000 and $24,109,620, respectively)		21,558	24,217,211
Barclays Bank PLC, (0.95)%, Open (w) (Purchased on 6/01/16 to be repurchased at EUR 21,491,456, collateralized by Kingdom of Spain, 5.85% due at 1/31/22, par and fair value of EUR 16,390,000 and $24,005,691, respectively)		21,560	24,219,243
Barclays Bank PLC, (0.95)%, Open (w) (Purchased on 6/27/16 to be repurchased at EUR 32,318,458, collateralized by Kingdom of Spain, 5.85% due at 1/31/22, par and fair value of EUR 24,600,000 and $36,030,507, respectively)		32,399	36,395,404

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)(v)
Barclays Bank PLC, 0.00%, Open (w) (Purchased on 9/30/16 to be repurchased at $1,952,438, collateralized by Seagate HDD Cayman, 4.75% due at 6/01/23, par and fair value of USD 1,950,000 and $1,930,500, respectively)	USD	1,952	$1,952,438
Barclays Capital, Inc., (0.55)%, Open (w) (Purchased on 9/08/16 to be repurchased at $35,873,664, collateralized by BHP Billiton Finance USA Ltd., 3.85% due at 9/30/23, par and fair value of USD 32,328,000 and $35,391,272, respectively)		35,884	35,884,080
Barclays Capital, Inc., (0.25)%, Open (w) (Purchased on 8/25/16 to be repurchased at $17,166,308, collateralized by ConocoPhillips Co., 4.95% due at 3/15/26, par and fair value of USD 14,786,000 and $16,666,291, respectively)		17,170	17,170,243
Barclays Capital, Inc., (0.25)%, 10/04/16 (Purchased on 9/19/16 to be repurchased at $344,279,025, collateralized by U.S. Treasury Notes, 1.50% due at 8/15/26, par and fair value of USD 350,000,000 and $346,595,550, respectively)		344,313	344,312,500
BNP Paribas Securities Corp., 1.05%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $371,760,444, collateralized by U.S. Treasury Notes, 1.38% due at 4/30/21, par and fair value of USD 364,886,300 and $368,706,297, respectively)		371,728	371,727,918
Citigroup Global Markets Limited, (1.75)%, Open (w) (Purchased on 1/12/16 to be repurchased at $1,811,531, collateralized by Bank of Communications Co. Ltd., 5.00% (l), par and fair value of USD 1,700,000 and $1,748,960, respectively)		1,835	1,834,810
Citigroup Global Markets, Inc., (0.50)%, Open (w) (Purchased on 9/08/16 to be repurchased at $10,721,723, collateralized by Rio Tinto Finance USA Ltd., 3.75% due at 6/15/25, par and fair value of USD 10,000,000 and $10,758,510, respectively)		10,725	10,725,000
Citigroup Global Markets, Inc., (0.25)%, Open (w) (Purchased on 9/19/16 to be repurchased at $12,985,638, collateralized by United Mexican States, 5.13% due at 1/15/20, par and fair value of USD 11,608,000 and $12,902,292, respectively)		12,986	12,986,450
Citigroup Global Markets, Inc., (0.15)%, Open (w) (Purchased on 1/06/16 to be repurchased at $2,716,463, collateralized by Ecopetrol SA, 5.88% due at 5/28/45, par and fair value of USD 3,700,000 and $3,394,010, respectively)		2,720	2,719,500
Citigroup Global Markets, Inc., 0.00%, Open (w) (Purchased on 2/02/16 to be repurchased at $1,968,750, collateralized by Ecopetrol SA, 5.38% due at 6/26/26, par and fair value of USD 2,500,000 and $2,602,375, respectively)		1,969	1,968,750
Citigroup Global Markets, Inc., 0.05%, Open (w) (Purchased on 1/26/16 to be repurchased at $7,363,796, collateralized by Eaton Corp., 4.15% due at 11/02/42, par and fair value of USD 7,800,000 and $8,327,592, respectively)		7,361	7,361,250

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	39

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)(v)
Citigroup Global Markets, Inc., 0.10%, Open (w) (Purchased on 2/08/16 to be repurchased at $29,503,328, collateralized by Shell International Finance BV, 3.25% due at 5/11/25, par and fair value of USD 31,200,000 and $32,868,357, respectively)	USD	29,484	$29,484,000
Credit Suisse Securities (USA) LLC, (0.25)%, Open (w) (Purchased on 9/16/16 to be repurchased at $4,505,447, collateralized by United Mexican States, 5.13% due at 1/15/20, par and fair value of USD 4,032,000 and $4,481,568, respectively)		4,506	4,505,760
Credit Suisse Securities (USA) LLC, (0.25)%, Open (w) (Purchased on 9/19/16 to be repurchased at $18,055,511, collateralized by United Mexican States, 5.13% due at 1/15/20, par and fair value of USD 16,122,000 and $17,919,603, respectively)		18,057	18,056,640
Credit Suisse Securities (USA) LLC, 0.25%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $361,784,927, collateralized by U.S. Treasury Notes, 1.50% due at 8/15/26, par and fair value of USD 362,684,100 and $359,156,272, respectively)		361,777	361,777,390
Deutsche Bank AG, 0.17%, 10/10/16 (Purchased on 9/30/16 to be repurchased at GBP 37,446,638, collateralized by United Kingdom Gilt Inflation Linked Bond, 0.13% due at 3/22/46, par and fair value of GBP 21,300,000 and $48,397,704, respectively)	GBP	37,445	48,534,593
Deutsche Bank Securities, Inc., 0.40%, 10/03/16 (Purchased on 9/02/16 to be repurchased at $46,942,717, collateralized by U.S. Treasury Strips, 0.00% due at 2/15/36, par and fair value of USD 67,399,000 and $45,749,295, respectively)	USD	46,927	46,926,554
Deutsche Bank Securities, Inc., 0.40%, 10/31/16 (Purchased on 9/30/16 to be repurchased at $45,847,106, collateralized by U.S. Treasury Strips, 0.00% due at 2/15/36, par and fair value of USD 67,399,000 and $45,749,295, respectively)		45,831	45,831,320
J.P. Morgan Securities PLC, (1.05)%, Open (w) (Purchased on 7/12/16 to be repurchased at EUR 449,254, collateralized by Syngenta Finance NV, 1.88% due at 11/02/21, par and fair value of EUR 400,000 and $482,445, respectively)	EUR	450	505,838
J.P. Morgan Securities PLC, (0.75)%, Open (w) (Purchased on 7/12/16 to be repurchased at $1,943,137, collateralized by Industrial & Commercial Bank of China Ltd., 6.00% (l), par and fair value of USD 1,700,000 and $1,800,786, respectively)	USD	1,946	1,946,340
RBC Capital Markets, LLC, (0.38)%, Open (w) (Purchased on 5/02/16 to be repurchased at $9,781,488, collateralized by Rio Tinto Finance USA PLC, 4.13% due at 8/21/42, par and fair value of USD 10,100,000 and $10,383,345, respectively)		9,797	9,797,000
RBC Capital Markets, LLC, (0.15)%, Open (w) (Purchased on 9/01/16 to be repurchased at $15,973,336, collateralized by Rio Tinto Finance USA Ltd., 3.75% due at 6/15/25, par and fair value of USD 15,000,000 and $16,137,765, respectively)		15,975	15,975,000

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)(v)
RBC Capital Markets, LLC, 0.15%, Open (w) (Purchased on 1/22/16 to be repurchased at $11,975,712, collateralized by Praxair, Inc., 3.20% due at 1/30/26, par and fair value of USD 11,700,000 and $12,523,294, respectively)	USD	11,963	$11,963,250
RBC Capital Markets, LLC, 0.15%, Open (w) (Purchased on 1/27/16 to be repurchased at $10,833,683, collateralized by Exxon Mobil Corp., 3.57% due at 3/06/45, par and fair value of USD 11,700,000 and $11,855,224, respectively)		10,823	10,822,500
RBC Capital Markets, LLC, 0.15%, Open (w) (Purchased on 12/17/15 to be repurchased at $10,542,636, collateralized by Caterpillar, Inc., 3.40% due at 5/15/24, par and fair value of USD 10,400,000 and $11,202,287, respectively)		10,530	10,530,000
RBC Capital Markets, LLC, 0.15%, Open (w) (Purchased on 6/20/16 to be repurchased at $16,994,649, collateralized by Freeport- McMoRan, Inc., 5.45% due at 3/15/43, par and fair value of USD 22,500,000 and $18,056,250, respectively)		16,988	16,987,500
RBC Capital Markets, LLC, 0.15%, Open (w) (Purchased on 9/01/16 to be repurchased at $15,751,641, collateralized by Chevron Corp., 2.95% due at 5/16/26, par and fair value of USD 15,000,000 and $15,499,440, respectively)		15,750	15,750,000
RBC Capital Markets, LLC, 0.15%, Open (w) (Purchased on 9/01/16 to be repurchased at $16,726,742, collateralized by Shell International Finance BV, 4.38% due at 5/11/45, par and fair value of USD 15,000,000 and $16,190,940, respectively)		16,725	16,725,000
RBC Capital Markets, LLC, 0.15%, Open (w) (Purchased on 9/01/16 to be repurchased at $17,176,789, collateralized by Exxon Mobil Corp., 4.11% due at 3/01/46, par and fair value of USD 15,000,000 and $16,766,895, respectively)		17,175	17,175,000
RBC Capital Markets, LLC, 0.15%, Open (w) (Purchased on 9/01/16 to be repurchased at $21,002,188, collateralized by Caterpillar, Inc., 3.80% due at 8/15/42, par and fair value of USD 20,000,000 and $20,498,100, respectively)		21,000	21,000,000

			1,606,932,272

Commercial Paper		Par (000)	Value
Nordea Bank AB :
1.21%, 3/09/17 (x)		14,070	14,007,028
Norinchukin Bank, (New York Branch) :
1.20%, 2/22/17 (b)(x)		14,870	14,877,245
Svenska Handelsbanken AB, (New York Branch) :
1.20%, 2/27/17 (b)(x)		15,070	15,077,110
Total Commercial Paper — 0.2%			43,961,383

40	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Foreign Agency Obligations — 1.0%		Par (000)	Value
Japan Treasury Discount Bill, 0.26%, 2/10/17 (x)	JPY	29,000,000	$286,239,337

Taxable Municipal Bonds		Par (000)	Value
State of Colorado RB, 3.00%, 6/27/17	USD	5,080	5,159,400
State of Oregon GO, 2.00%, 6/30/17		7,260	7,322,944
Total Taxable Municipal Bonds — 0.0%			12,482,344
Total Short-Term Securities (Cost — $1,949,274,689) — 7.0%			1,949,615,336

Options Purchased			Value
(Cost — $185,024,032) — 0.5%			125,505,296
Total Investments Before Options Written, TBA Sale Commitments, Borrowed Bonds and Investments Sold Short (Cost — $46,045,810,655*) — 165.8%			46,176,319,895

Options Written			Value
(Premiums Received — $132,800,450) — (0.3)%			(76,325,080)

TBA Sale Commitments (r)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/31	USD	767,417	(794,855,611)
3.00%, 10/01/31-10/01/46		2,075,330	(2,165,771,455)
3.50%, 10/01/31-10/01/46		5,797,164	(6,115,352,122)
4.00%, 10/01/46		2,578,630	(2,769,408,393)
4.50%, 10/01/46		322,991	(353,581,564)
Freddie Mac Mortgage-Backed Securities,
3.50%, 10/01/46		80,094	(84,446,767)
Ginnie Mae Mortgage-Backed Securities,
4.50%, 10/15/46		80,255	(86,585,715)
Total TBA Sale Commitments (Proceeds — $12,354,139,292) — (44.4)%			(12,370,001,627)

Borrowed Bonds		Par (000)	Value
Corporate Bonds — (0.9)%
Bank of Communications Co. Ltd.: 5.00% (b)(l)		1,700	(1,748,960)
BHP Billiton Finance USA Ltd.: 3.85%, 9/30/23		32,328	(35,391,272)
Caterpillar, Inc.: 3.40%, 5/15/24		10,400	(11,202,287)
3.80%, 8/15/42		20,000	(20,498,100)
Chevron Corp.: 2.95%, 5/16/26		15,000	(15,499,440)
ConocoPhillips Co.: 4.95%, 3/15/26		14,786	(16,666,291)
Eaton Corp.: 4.15%, 11/02/42		7,800	(8,327,592)
Exxon Mobil Corp.:
3.57%, 3/06/45		11,700	(11,855,224)
4.11%, 3/01/46		15,000	(16,766,895)
Freeport-McMoRan, Inc.: 5.45%, 3/15/43		22,500	(18,056,250)
Grupo Antolin Dutch BV:

Borrowed Bonds		Par (000)	Value
Corporate Bonds (continued) 5.13%, 6/30/22	EUR	513	$(613,740)
Praxair, Inc.: 3.20%, 1/30/26	USD	11,700	(12,523,294)
Rio Tinto Finance USA Ltd.: 3.75%, 6/15/25		25,000	(26,896,275)
Rio Tinto Finance USA PLC: 4.13%, 8/21/42		10,100	(10,383,345)
Seagate HDD Cayman: 4.75%, 6/01/23		1,950	(1,930,500)
Shell International Finance BV:
3.25%, 5/11/25		31,200	(32,868,357)
4.38%, 5/11/45		15,000	(16,190,940)
Syngenta Finance NV: 1.88%, 11/02/21	EUR	400	(482,445)

			(257,901,207)
Foreign Agency Obligations — (0.0)%
Ecopetrol SA:
5.38%, 6/26/26	USD	2,500	(2,602,375)
5.88%, 5/28/45		3,700	(3,394,010)
Industrial & Commercial Bank of China Ltd.: 6.00% (b)(l)		1,700	(1,800,786)

			(7,797,171)
Foreign Government Obligations — (0.7)%
Buoni Poliennali Del Tesoro: 2.15%, 12/15/21	EUR	19,650	(24,109,620)
Kingdom of Spain: 5.85%, 1/31/22		40,990	(60,036,198)
United Kingdom Gilt Inflation Linked Bond: 0.13%, 3/22/46	GBP	21,769	(48,397,704)
United Mexican States:
5.13%, 1/15/20	USD	31,762	(35,303,463)
3.50%, 1/21/21		8,058	(8,565,654)

			(176,412,639)
U.S. Treasury Obligations — (4.0)%
U.S. Treasury Notes:
1.38%, 4/30/21		364,886	(368,706,297)
1.50%, 8/15/26		712,684	(705,751,822)
U.S. Treasury Strips:
0.00%, 2/15/36 (j)		67,399	(45,749,295)

			(1,120,207,414)
Total Borrowed Bonds (Proceeds — $1,547,806,269) — (5.6)%			(1,562,318,431)

Investments Sold Short		Par (000)	Value
Corporate Bonds — (0.0)%
United Rentals North America, Inc., 5.88%, 9/15/26		1,950	(2,008,500)
Total Investments Sold Short (Proceeds — $2,008,500) — (0.0)%			(2,008,500)
Total Investments Net of Options Written, TBA Sale Commitments, Borrowed Bonds and Investments Sold Short — 115.5%			32,165,666,257
Liabilities in Excess of Other Assets — (15.5)%			(4,305,010,902)

Net Assets — 100.0%			$27,860,655,355

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	41

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Notes to Schedule of Investments

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$46,087,547,314

Gross unrealized appreciation	$594,725,094
Gross unrealized depreciation	(505,952,513)

Net unrealized appreciation	$88,772,581

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Amount is less than $500.

(e)	Non-income producing security.

(f)	Security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(g)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(h)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $17,341 and an original cost of $17,341 which was less than 0.1% of its net assets.

(i)	Convertible security.

(j)	Zero-coupon bond.

(k)	Issuer filed for bankruptcy and/or is in default.

(l)	Perpetual security with no stated maturity date.

(m)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(n)	U.S. dollar denominated security issued by foreign domiciled entity.

(o)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	367,663,834	—	(367,663,834)[1]	—	—	$6,332,332	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—	—	—	—	1,946	—
BlackRock Liquidity Series, LLC, Money Market Series	$113,653,917	—	$(113,653,917)[2]	—	—	736,5623	—
iShares iBoxx $ High Yield
Corporate Bond ETF	1,181,892	12,375,033	(8,692,479)	4,864,446	$424,471,558	8,711,728	$4,979,102
iShares J.P. Morgan USD Emerging Markets Bond ETF	—	1,106,180	—	1,106,180	129,655,358	3,405,077	—
iShares MSCI Emerging Markets ETF	—	577,865	(375,000)	202,865	7,597,294	—	$(113,819)
iShares MSCI Japan ETF	—	1,141,007	—	1,141,007	14,308,228	—	—
iShares Short Maturity Bond ETF	—	996,000	—	996,000	49,989,240	19,411	—
					$626,021,678	$19,207,056	$4,865,283

[1]	Represents net shares sold.

[2]	Represents net beneficial interest sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(p)	All or a portion of security is held by a wholly-owned subsidiary.
(q)	When-issued security.

42	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

(r)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Amherst Pierpont Securities LLC	$18,231,959	$(7,957)
Barclays Capital, Inc.	$(1,441,930,805)	$(2,998,438)
BNP Paribas Securities Corp.	$39,260,943	$355,637
Citigroup Global Markets, Inc.	$109,059,124	$(318,464)
Credit Suisse Securities (USA) LLC	$(1,440,422,141)	$1,805,464
Goldman Sachs & Co.	$(867,097,876)	$(3,192,111)
J.P. Morgan Securities LLC	$(1,328,536,343)	$(2,262,368)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(24,341,889)	$(10,087)
Morgan Stanley & Co. LLC	$258,919,792	$996,719
Nomura Securities International, Inc.	$(28,209,789)	$12,398
RBC Capital Markets, LLC	$(308,220,019)	$(376,761)
Wells Fargo Securities, LLC	$166,659,899	$(265,806)

(s)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(t)	All or a portion of security has been pledged as collateral in connection with outstanding TBA commitments.
(u)	All or a portion of security has been pledged as collateral in connection with outstanding borrowed bonds.
(v)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(w)	The amount to be repurchased assumes the maturity will be the day after the period end.
(x)	Rates are discount rates or a range of discount rates at the time of purchase.
(y)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Citigroup Global Markets, Inc.	0.62%	8/19/16	Open	$698,250,000	$698,677,678	U.S. Treasury Obligations	Open/Demand	[1]
HSBC Securities (USA), Inc.	0.65%	8/29/16	Open	497,500,000	497,706,739	U.S. Treasury Obligations	Open/Demand	[1]
Deutsche Bank Securities, Inc.	0.55%	9/02/16	10/03/16	45,693,856	45,715,497	U.S. Treasury Obligations	Overnight
HSBC Securities (USA), Inc.	0.72%	9/13/16	10/13/16	1,478,114,000	1,478,675,683	U.S. Government Sponsored Agency Securities	Up to 30 Days
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.73%	9/13/16	10/13/16	978,375,000	978,751,946	U.S. Government Sponsored Agency Securities	Up to 30 Days
Morgan Stanley & Co. LLC	0.77%	9/13/16	10/13/16	103,877,000	103,919,215	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	0.73%	9/13/16	10/13/16	447,408,000	447,580,376	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	0.65%	9/14/16	Open	298,500,000	298,523,631	U.S. Treasury Obligations	Open/Demand	[1]
Nomura Securities International, Inc.	1.35%	9/16/16	Open	312,000,000	312,078,087	U.S. Treasury Obligations	Open/Demand	[1]
Barclays Capital, Inc.	0.22%	9/19/16	10/04/16	348,687,500	348,715,201	U.S. Treasury Obligations	Up to 30 Days
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.73%	9/19/16	10/13/16	226,055,000	226,119,175	U.S. Government Sponsored Agency Securities	Up to 30 Days
Nomura Securities International, Inc.	0.75%	9/27/16	Open	94,000,000	94,011,750	U.S. Treasury Obligations	Open/Demand	[1]
Nomura Securities International, Inc.	0.70%	9/27/16	Open	118,851,250	118,865,116	U.S. Treasury Obligations	Open/Demand	[1]
Nomura Securities International, Inc.	0.50%	9/28/16	Open	723,187,500	723,237,721	U.S. Treasury Obligations	Open/Demand	[1]
Amherst Pierpont Securities LLC	1.05%	9/30/16	10/03/16	6,880,393	6,880,995	U.S. Treasury Obligations	Overnight
Barclays Capital, Inc.	1.15%	9/30/16	10/03/16	276,159,969	276,186,434	U.S. Treasury Obligations	Overnight
BNP Paribas Securities Corp.	1.40%	9/30/16	10/03/16	441,468,750	441,520,255	U.S. Treasury Obligations	Overnight
Citigroup Global Markets, Inc.	1.30%	9/30/16	10/03/16	654,876,000	654,946,945	U.S. Treasury Obligations	Overnight

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	43

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Credit Suisse Securities (USA) LLC	0.20%	9/30/16	10/03/16	$350,437,500	$350,443,341	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	0.20%	9/30/16	10/03/16	148,018,146	148,020,613	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	0.30%	9/30/16	10/03/16	413,030,000	413,040,326	U.S. Treasury Obligations	Overnight
J.P. Morgan Securities LLC	1.40%	9/30/16	10/03/16	749,984,000	750,071,498	U.S. Treasury Obligations	Overnight
J.P. Morgan Securities LLC	0.15%	9/30/16	10/03/16	343,617,986	343,622,282	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.89%	9/30/16	10/03/16	600,862,109	600,906,673	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.35%	9/30/16	10/03/16	188,100,000	188,121,161	U.S. Treasury Obligations	Overnight
Nomura Securities International, Inc.	1.00%	9/30/16	10/03/16	501,250,000	501,291,771	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	0.55%	9/30/16	11/03/16	44,994,906	44,994,906	U.S. Treasury Obligations	31-90 Days
Total				$11,090,178,865	$11,092,625,015

1 Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(170)	CBOE Volatility Index	October 2016	USD	2,681,750	$183,271
759	VSTOXX Mini	October 2016	USD	1,824,622	(13,252)
286	CBOE Volatility Index	November 2016	USD	4,847,700	24,219
759	VSTOXX Mini	November 2016	USD	2,050,568	(28,979)
(805)	WTI Light Sweet Crude Oil[1]	November 2016	USD	39,300,100	(207,496)
4,334	Australian Government Bonds (3 Year)	December 2016	USD	375,853,539	589,969
(150)	Australian Government Bonds (10 Year)	December 2016	USD	15,729,828	(81,068)
(570)	Canadian Government Bonds (10 Year)	December 2016	USD	63,832,006	192,717
35	DAX Index	December 2016	USD	10,333,117	102,167
(39)	Euro Dollar	December 2016	USD	9,660,300	(5,414)
373	Euro STOXX 50 Index	December 2016	USD	12,545,209	60,618
(1,385)	Euro-Bobl	December 2016	USD	205,511,913	(619,594)
(3,561)	Euro-BTP Italian Government Bond	December 2016	USD	572,398,578	5,180,550
(5,585)	Euro-Bund	December 2016	USD	1,039,592,110	(6,415,584)
(579)	Euro-Buxl	December 2016	USD	124,998,281	899,048
(70)	Euro-Schatz	December 2016	USD	8,817,724	(2,416)
139	FTSE/MIB Index	December 2016	USD	12,770,437	(279,307)
949	Korea Treasury Bond (10 Year)	December 2016	USD	114,783,030	1,176,179
2,423	Long Gilt British	December 2016	USD	409,057,222	(257,065)
545	NASDAQ 100 E-Mini Index	December 2016	USD	53,085,725	1,261,643
89	Nikkei 225 Index	December 2016	USD	14,437,651	(36,223)
(3,023)	S&P 500 E-Mini Index	December 2016	USD	326,544,460	207,415
(1,769)	U.S. Treasury Bonds (30 Year)	December 2016	USD	297,468,406	1,367,096
(16,104)	U.S. Treasury Notes (2 Year)	December 2016	USD	3,518,220,750	(24,347)
852	U.S. Treasury Notes (5 Year)	December 2016	USD	103,531,313	291,597
(12,179)	U.S. Treasury Notes (10 Year)	December 2016	USD	1,596,971,375	(1,915,684)
(1,543)	U.S. Ultra Treasury Bonds	December 2016	USD	283,719,125	3,299,245
323	U.S. Ultra Treasury Bonds (10 Year)	December 2016	USD	46,562,469	352,556
543	WTI Light Sweet Crude Oil[1]	February 2017	USD	27,372,630	133,186
3,000	Euro Dollar	June 2017	USD	742,612,500	220,178

44	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(1,600)	Euro Dollar	December 2017	USD	395,740,000	$	$(22,176)
(3,000)	Euro Dollar	June 2018	USD	741,637,500		(303,338)
Total						$5,329,711

[1]	All or a portion of security is held by a wholly owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	21,887,198,630	USD	32,197,000	Credit Suisse International	10/03/16	$1,076,485
COP	23,561,265,000	USD	7,995,000	Credit Suisse International	10/03/16	171,532
COP	23,716,901,350	USD	8,045,000	Credit Suisse International	10/03/16	175,477
EUR	11,954,424	GBP	10,130,000	Deutsche Bank AG	10/03/16	300,228
GBP	1,352,000	USD	1,785,388	Credit Suisse International	10/03/16	(32,891)
GBP	1,379,000	USD	1,803,641	Credit Suisse International	10/03/16	(16,146)
GBP	2,703,739	USD	3,517,294	Goldman Sachs International	10/03/16	(12,638)
USD	32,197,000	CLP	21,752,615,170	Credit Suisse International	10/03/16	(871,888)
USD	16,040,000	COP	47,715,952,400	Credit Suisse International	10/03/16	(498,749)
USD	323,610	GBP	242,947	Bank of America N.A.	10/03/16	8,696
USD	37,242,330	GBP	28,200,000	Citibank N.A.	10/03/16	688,765
USD	3,235,762	GBP	2,429,470	Deutsche Bank AG	10/03/16	86,621
USD	42,069	GBP	31,583	HSBC Bank PLC	10/03/16	1,130
BRL	51,664,990	USD	16,090,000	Bank of America N.A.	10/04/16	(222,325)
BRL	47,933,100	USD	14,760,000	Goldman Sachs International	10/04/16	(38,487)
BRL	54,009,886	USD	16,656,300	Goldman Sachs International	10/04/16	(68,447)
BRL	85,822,398	USD	26,540,000	Goldman Sachs International	10/04/16	(181,689)
BRL	318,661,460	USD	98,273,141	Goldman Sachs International	10/04/16	(403,842)
BRL	52,512,660	USD	15,720,000	Royal Bank of Scotland PLC	10/04/16	408,016
CAD	4,964,110	USD	3,840,000	Barclays Bank PLC	10/04/16	(56,119)
EUR	1,211,289	USD	1,370,000	Citibank N.A.	10/04/16	(9,032)
EUR	2,183,354	USD	2,470,000	Citibank N.A.	10/04/16	(16,848)
GBP	2,899,641	USD	3,840,000	Barclays Bank PLC	10/04/16	(81,330)
HUF	1,065,040,512	USD	3,840,000	Citibank N.A.	10/04/16	44,386
JPY	385,143,897	USD	3,840,000	Barclays Bank PLC	10/04/16	(41,277)
MXN	51,307,599	USD	2,616,667	Bank of America N.A.	10/04/16	28,176
MXN	309,195,800	USD	15,700,000	Bank of America N.A.	10/04/16	238,659
MXN	51,057,468	USD	2,616,667	Citibank N.A.	10/04/16	15,282
MXN	51,062,963	USD	2,616,667	Citibank N.A.	10/04/16	15,566
MXN	51,354,460	USD	2,616,667	Citibank N.A.	10/04/16	30,592
MXN	303,056,111	USD	15,700,000	JPMorgan Chase Bank N.A.	10/04/16	(77,834)
MXN	51,095,265	USD	2,616,667	UBS AG	10/04/16	17,231
MXN	51,360,462	USD	2,616,667	UBS AG	10/04/16	30,901
RUB	247,099,500	USD	3,870,000	JPMorgan Chase Bank N.A.	10/04/16	61,137
SEK	32,439,009	USD	3,870,000	Morgan Stanley & Co. International PLC	10/04/16	(87,921)
TRY	11,351,808	USD	3,840,000	Goldman Sachs International	10/04/16	(60,478)
USD	15,720,000	BRL	52,198,260	Goldman Sachs International	10/04/16	(311,456)
USD	16,090,000	BRL	52,316,635	Goldman Sachs International	10/04/16	22,188
USD	21,210,000	BRL	69,409,725	Goldman Sachs International	10/04/16	(107,549)

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	45

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	21,986,300	BRL	73,038,489	Goldman Sachs International	10/04/16	$(445,736)
USD	27,160,000	BRL	88,188,520	Goldman Sachs International	10/04/16	74,991
USD	63,373,138	BRL	205,202,221	Royal Bank of Scotland PLC	10/04/16	350,151
USD	22,500,000	BRL	75,937,500	UBS AG	10/04/16	(822,400)
USD	3,840,000	CAD	4,960,512	Goldman Sachs International	10/04/16	58,861
USD	3,840,000	EUR	3,425,360	Credit Suisse International	10/04/16	(8,632)
USD	3,840,000	GBP	2,967,556	Deutsche Bank AG	10/04/16	(6,705)
USD	3,840,000	HUF	1,046,841,600	Goldman Sachs International	10/04/16	21,989
USD	3,840,000	JPY	387,623,040	Goldman Sachs International	10/04/16	16,825
USD	15,700,000	MXN	309,106,561	Citibank N.A.	10/04/16	(234,059)
USD	3,870,000	RUB	254,955,600	BNP Paribas S.A.	10/04/16	(186,121)
USD	3,870,000	SEK	33,121,221	Barclays Bank PLC	10/04/16	8,382
USD	3,840,000	TRY	11,436,453	BNP Paribas S.A.	10/04/16	32,296
USD	3,840,000	ZAR	54,776,732	Credit Suisse International	10/04/16	(148,599)
ZAR	52,542,970	USD	3,840,000	Barclays Bank PLC	10/04/16	(14,054)
BRL	12,389,760	USD	3,840,000	Royal Bank of Scotland PLC	10/05/16	(35,901)
CAD	4,022,190	USD	3,065,000	Northern Trust Corp.	10/05/16	929
CAD	4,026,236	USD	3,065,000	Northern Trust Corp.	10/05/16	4,013
CAD	4,032,060	USD	3,065,000	Northern Trust Corp.	10/05/16	8,452
COP	3,947,792,500	USD	1,355,000	BNP Paribas S.A.	10/05/16	12,785
COP	3,268,125,000	USD	1,125,000	Royal Bank of Scotland PLC	10/05/16	7,301
COP	3,950,800,000	USD	1,360,000	Royal Bank of Scotland PLC	10/05/16	8,827
EUR	160,000,000	USD	180,174,722	HSBC Bank PLC	10/05/16	(394,896)
EUR	24,000,000	USD	27,028,802	Northern Trust Corp.	10/05/16	(61,828)
USD	2,262,000	ARS	34,224,060	Royal Bank of Scotland PLC	10/05/16	39,586
USD	3,840,000	BRL	12,529,920	Credit Suisse International	10/05/16	(7,133)
USD	6,130,000	CAD	8,115,201	BNP Paribas S.A.	10/05/16	(55,840)
USD	3,065,000	CAD	4,036,219	UBS AG	10/05/16	(11,622)
USD	2,470,000	COP	7,308,730,000	Royal Bank of Scotland PLC	10/05/16	(62,243)
USD	1,370,000	COP	4,055,885,000	Standard Chartered Bank	10/05/16	(35,235)
USD	24,721,240	EUR	22,000,000	Goldman Sachs International	10/05/16	1,514
USD	38,477,706	EUR	34,299,000	Goldman Sachs International	10/05/16	(61,471)
USD	40,659,159	EUR	36,180,000	Royal Bank of Scotland PLC	10/05/16	6,446
USD	2,248,673,070	EUR	2,015,778,000	Royal Bank of Scotland PLC	10/05/16	(16,303,292)
USD	3,478,301	GBP	2,606,000	Commonwealth Bank of Australia	10/05/16	100,193
USD	53,569,070	GBP	40,262,000	Commonwealth Bank of Australia	10/05/16	1,378,200
USD	9,426,980	GBP	7,013,000	Credit Suisse International	10/05/16	336,160
USD	21,221,204	GBP	16,201,000	Deutsche Bank AG	10/05/16	220,154
USD	22,885,601	GBP	17,481,000	Deutsche Bank AG	10/05/16	225,311
USD	25,126,026	GBP	19,191,000	Deutsche Bank AG	10/05/16	249,095
USD	2,569,114	GBP	1,964,000	Goldman Sachs International	10/05/16	23,218
USD	3,504,630	GBP	2,702,000	Goldman Sachs International	10/05/16	2,079
USD	2,676,921	GBP	2,016,000	HSBC Bank PLC	10/05/16	63,619
USD	752,759	GBP	564,000	Morgan Stanley & Co. International PLC	10/05/16	21,656
USD	82,330,212	GBP	63,427,000	Northern Trust Corp.	10/05/16	111,001
USD	554,798,684	GBP	423,058,000	Royal Bank of Scotland PLC	10/05/16	6,396,595
USD	90,344,965	JPY	9,319,562,000	UBS AG	10/05/16	(1,578,971)
USD	119,852	MXN	2,357,000	Royal Bank of Scotland PLC	10/05/16	(1,634)

46	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	83,998,350	MXN	1,588,119,000	Royal Bank of Scotland PLC	10/05/16	$2,142,664
USD	29,421,551	NZD	40,672,000	Commonwealth Bank of Australia	10/05/16	(187,535)
USD	12,380,223	SEK	105,632,359	BNP Paribas S.A.	10/05/16	63,864
USD	29,628,450	TRY	88,376,034	Bank of America N.A.	10/05/16	210,271
USD	18,712,059	TRY	55,812,796	Goldman Sachs International	10/05/16	133,371
GBP	11,070,000	USD	14,375,668	Barclays Bank PLC	10/06/16	(25,530)
GBP	3,810,000	USD	4,928,395	Morgan Stanley & Co. International PLC	10/06/16	10,542
GBP	13,530,000	USD	17,568,029	UBS AG	10/06/16	(28,970)
MXN	132,076,490	USD	6,838,000	Goldman Sachs International	10/06/16	(31,263)
RUB	1,090,972,800	USD	16,560,000	Deutsche Bank AG	10/06/16	787,869
USD	3,922,920	GBP	3,000,000	Goldman Sachs International	10/06/16	33,994
USD	944,000	MXN	18,399,989	Bank of America N.A.	10/06/16	(4,268)
USD	4,791,000	MXN	93,601,662	JPMorgan Chase Bank N.A.	10/06/16	(32,886)
USD	16,560,000	RUB	1,082,361,600	BNP Paribas S.A.	10/06/16	(650,940)
CNY	19,312,000	USD	2,891,970	HSBC Bank PLC	10/11/16	1,990
CNY	19,312,000	USD	2,897,307	HSBC Bank PLC	10/11/16	(3,347)
EUR	6,000,000	CHF	6,500,070	Citibank N.A.	10/11/16	48,348
RUB	5,081,496,420	USD	77,672,000	BNP Paribas S.A.	10/11/16	3,030,868
RUB	1,302,641,419	USD	20,294,000	JPMorgan Chase Bank N.A.	10/11/16	394,177
USD	2,886,697	CNY	19,312,000	HSBC Bank PLC	10/11/16	(7,264)
USD	2,891,970	CNY	19,312,000	HSBC Bank PLC	10/11/16	(1,990)
USD	26,279,000	RUB	1,724,427,980	Deutsche Bank AG	10/11/16	(1,107,870)
TWD	502,857,600	USD	16,035,000	Bank of America N.A.	10/12/16	12,742
TWD	998,659,800	USD	32,070,000	BNP Paribas S.A.	10/12/16	(199,676)
TWD	615,400,000	USD	20,000,000	Goldman Sachs International	10/12/16	(360,682)
USD	20,000,000	TWD	615,400,000	Deutsche Bank AG	10/12/16	360,682
USD	16,035,000	TWD	502,536,900	Morgan Stanley & Co. International PLC	10/12/16	(2,507)
INR	1,605,792,800	USD	24,140,000	Standard Chartered Bank	10/13/16	(78,523)
INR	1,620,276,800	USD	24,140,000	UBS AG	10/13/16	138,508
SGD	6,500,000	USD	4,763,447	JPMorgan Chase Bank N.A.	10/13/16	3,451
TWD	508,149,150	USD	16,035,000	HSBC Bank PLC	10/13/16	182,060
USD	76,001,571	IDR	994,252,554,687	BNP Paribas S.A.	10/13/16	(30,319)
USD	76,001,571	IDR	994,252,554,687	BNP Paribas S.A.	10/13/16	(30,319)
USD	24,140,000	INR	1,618,104,200	BNP Paribas S.A.	10/13/16	(105,953)
USD	4,764,942	SGD	6,500,000	Bank of America N.A.	10/13/16	(1,957)
USD	16,035,000	TWD	507,668,100	HSBC Bank PLC	10/13/16	(166,708)
EUR	12,551,650	USD	14,118,505	Goldman Sachs International	10/14/16	(9,107)
MYR	17,005,000	USD	4,120,427	Deutsche Bank AG	10/14/16	(11,830)
MYR	13,917,193	USD	3,375,502	Goldman Sachs International	10/14/16	(12,954)
MYR	15,930,000	USD	3,861,818	UBS AG	10/14/16	(12,954)
USD	1,541,659	EUR	1,359,577	Bank of America N.A.	10/14/16	13,348
USD	3,143,964	EUR	2,766,617	Bank of America N.A.	10/14/16	33,991
USD	9,023,697	EUR	8,079,560	Bank of America N.A.	10/14/16	(58,592)
USD	13,999,520	EUR	12,321,536	Bank of America N.A.	10/14/16	148,795
USD	27,208,698	EUR	24,270,205	Bank of America N.A.	10/14/16	(73,610)
USD	4,560,398	EUR	4,073,446	Citibank N.A.	10/14/16	(18,591)
USD	262,372	EUR	233,197	Deutsche Bank AG	10/14/16	233
USD	3,201,937	EUR	2,848,331	Deutsche Bank AG	10/14/16	108

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	47

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,001,266	EUR	1,788,524	Goldman Sachs International	10/14/16	$(9,227)
USD	3,101,137	EUR	2,742,793	Morgan Stanley & Co. International PLC	10/14/16	17,945
USD	9,308,272	EUR	8,232,750	Morgan Stanley & Co. International PLC	10/14/16	53,780
USD	16,893,388	IDR	225,864,600,000	Barclays Bank PLC	10/14/16	(376,176)
USD	10,001,024	IDR	133,613,675,000	Deutsche Bank AG	10/14/16	(215,052)
USD	2,356,656	IDR	31,119,645,150	HSBC Bank PLC	10/14/16	(22,746)
USD	3,941,300	IDR	52,478,410,000	JPMorgan Chase Bank N.A.	10/14/16	(71,189)
USD	3,942,781	IDR	52,478,414,864	Standard Chartered Bank	10/14/16	(69,709)
USD	6,670,344	IDR	89,075,779,218	Standard Chartered Bank	10/14/16	(140,373)
USD	14,202,590	INR	953,987,989	Bank of America N.A.	10/14/16	(89,543)
USD	15,589,766	INR	1,050,126,667	Goldman Sachs International	10/14/16	(142,665)
USD	12,794,105	MYR	52,366,270	Citibank N.A.	10/14/16	141,834
USD	23,843,000	CLP	16,129,789,500	State Street Bank and Trust Co.	10/17/16	(648,038)
ARS	377,512,200	USD	24,820,000	BNP Paribas S.A.	10/18/16	(469,873)
TRY	79,293,679	USD	26,525,897	Citibank N.A.	10/18/16	(202,317)
TRY	90,127,433	USD	30,219,149	Citibank N.A.	10/18/16	(299,025)
TRY	67,875,737	USD	22,652,059	Deutsche Bank AG	10/18/16	(118,959)
TRY	4,890,200	USD	1,635,306	HSBC Bank PLC	10/18/16	(11,878)
TRY	37,343,989	USD	12,450,493	JPMorgan Chase Bank N.A.	10/18/16	(53,193)
TRY	42,098,429	USD	14,026,735	JPMorgan Chase Bank N.A.	10/18/16	(51,076)
USD	9,990,000	ARS	154,345,500	Royal Bank of Scotland PLC	10/18/16	34,474
USD	14,830,000	ARS	228,678,600	Royal Bank of Scotland PLC	10/18/16	79,873
USD	18,436,000	COP	54,847,100,000	Royal Bank of Scotland PLC	10/18/16	(516,967)
USD	52,507,698	TRY	155,974,111	Citibank N.A.	10/18/16	728,072
USD	55,740,086	TRY	165,655,355	Morgan Stanley & Co. International PLC	10/18/16	746,521
USD	24,468,493	GBP	18,510,000	Morgan Stanley & Co. International PLC	10/19/16	467,129
KRW	20,823,462,000	USD	18,436,000	Morgan Stanley & Co. International PLC	10/20/16	468,355
RUB	1,003,088,574	USD	15,417,900	Deutsche Bank AG	10/20/16	477,648
USD	18,436,000	KRW	20,694,410,000	JPMorgan Chase Bank N.A.	10/20/16	(351,196)
USD	7,661,857	IDR	102,592,265,000	Deutsche Bank AG	10/21/16	(174,010)
USD	7,673,893	IDR	102,592,269,943	UBS AG	10/21/16	(161,975)
USD	24,709,762	TWD	782,642,176	Morgan Stanley & Co. International PLC	10/21/16	(272,990)
MYR	108,394,650	USD	26,470,000	JPMorgan Chase Bank N.A.	10/24/16	(295,937)
JPY	2,652,708,485	USD	26,285,000	Royal Bank of Scotland PLC	10/26/16	(96,461)
RUB	394,587,100	USD	6,140,000	Citibank N.A.	10/26/16	103,664
USD	3,070,000	RUB	198,076,400	BNP Paribas S.A.	10/26/16	(64,219)
USD	3,070,000	RUB	197,830,800	Société Générale	10/26/16	(60,333)
USD	7,870,000	ZAR	107,709,694	Goldman Sachs International	10/26/16	60,917
USD	7,870,000	ZAR	107,640,304	Morgan Stanley & Co. International PLC	10/26/16	65,948
RUB	1,007,940,000	USD	15,700,000	BNP Paribas S.A.	10/27/16	245,012
USD	6,251,000	JPY	632,860,428	Barclays Bank PLC	10/27/16	2,897
USD	18,627,000	JPY	1,891,106,175	Goldman Sachs International	10/27/16	(43,510)
EUR	18,800,000	USD	21,186,154	Deutsche Bank AG	10/28/16	(38,798)
EUR	28,200,000	USD	31,770,545	UBS AG	10/28/16	(49,511)

48	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	12,389,452,446	USD	11,202,037	UBS AG	10/28/16	$44,913
KRW	28,921,296,663	USD	26,142,363	UBS AG	10/28/16	111,934
USD	16,198,426	EUR	14,413,333	BNP Paribas S.A.	10/28/16	(14,548)
USD	36,622,528	EUR	32,586,667	BNP Paribas S.A.	10/28/16	(32,890)
USD	37,344,400	KRW	41,172,201,000	Standard Chartered Bank	10/28/16	(31,076)
RUB	1,158,993,780	USD	18,186,000	Deutsche Bank AG	10/31/16	130,354
RUB	485,522,000	USD	7,640,000	Société Générale	11/02/16	29,043
TRY	22,685,912	USD	7,560,000	Standard Chartered Bank	11/02/16	(52,303)
USD	7,560,000	EUR	6,731,168	Barclays Bank PLC	11/02/16	(13,333)
USD	7,560,000	GBP	5,809,515	Citibank N.A.	11/02/16	24,840
USD	7,640,000	HUF	2,099,331,424	Deutsche Bank AG	11/02/16	(16,543)
USD	7,560,000	JPY	759,752,784	Morgan Stanley & Co. International PLC	11/02/16	57,253
USD	7,560,000	SEK	64,713,475	Morgan Stanley & Co. International PLC	11/02/16	3,789
ZAR	103,661,941	USD	7,560,000	Credit Suisse International	11/02/16	(54,775)
BRL	206,887,946	USD	63,373,140	Royal Bank of Scotland PLC	11/03/16	(390,040)
USD	2,890,369	CNY	19,312,000	HSBC Bank PLC	11/03/16	(777)
USD	2,219,667	EUR	1,976,000	Royal Bank of Scotland PLC	11/03/16	(3,656)
USD	2,166,367,988	EUR	1,929,949,000	Royal Bank of Scotland PLC	11/03/16	(5,139,994)
USD	81,037,211	MXN	1,589,912,000	Citibank N.A.	11/03/16	(628,198)
USD	29,315,863	NZD	40,395,000	Commonwealth Bank of Australia	11/03/16	(55,592)
USD	11,920,500	SEK	102,629,881	Citibank N.A.	11/03/16	(63,573)
BRL	24,513,300	USD	7,560,000	Royal Bank of Scotland PLC	11/04/16	(99,588)
COP	21,961,800,000	USD	7,560,000	Royal Bank of Scotland PLC	11/04/16	4,663
MXN	612,362,800	USD	31,400,000	Royal Bank of Scotland PLC	11/04/16	50,356
CNH	73,602,194	USD	11,005,000	BNP Paribas S.A.	11/07/16	(5,424)
CNH	73,560,245	USD	11,000,000	Goldman Sachs International	11/07/16	(6,693)
CNH	73,597,412	USD	11,005,000	Goldman Sachs International	11/07/16	(6,139)
CNH	88,158,867	USD	13,184,600	Goldman Sachs International	11/07/16	(9,583)
CNH	228,002,518	USD	34,320,000	Goldman Sachs International	11/07/16	(245,866)
CNH	73,615,350	USD	11,005,000	Royal Bank of Canada	11/07/16	(3,458)
USD	142,999,000	CNH	944,022,198	Deutsche Bank AG	11/07/16	1,918,368
EUR	6,160,000	PLN	26,702,522	Citibank N.A.	11/15/16	(41,103)
PLN	13,455,904	EUR	3,080,000	Deutsche Bank AG	11/15/16	47,889
PLN	13,455,570	EUR	3,080,000	Morgan Stanley & Co. International PLC	11/15/16	47,801
INR	6,699,105,000	USD	98,690,410	Credit Suisse International	11/16/16	1,086,501
INR	6,699,105,000	USD	98,770,439	Standard Chartered Bank	11/16/16	1,006,472
USD	16,751,195	INR	1,138,495,000	Barclays Bank PLC	11/16/16	(205,624)
USD	40,069,509	INR	2,687,461,939	BNP Paribas S.A.	11/16/16	42,274
USD	6,030,183	INR	404,565,000	Citibank N.A.	11/16/16	4,566
USD	20,010,385	INR	1,358,405,000	Citibank N.A.	11/16/16	(221,788)
USD	20,019,268	INR	1,358,407,394	Citibank N.A.	11/16/16	(212,942)
USD	28,715,084	INR	1,926,495,000	Citibank N.A.	11/16/16	21,741
USD	13,403,940	INR	910,797,713	Deutsche Bank AG	11/16/16	(161,541)
USD	11,700,858	INR	791,797,086	HSBC Bank PLC	11/16/16	(92,220)
USD	16,764,762	INR	1,138,495,000	HSBC Bank PLC	11/16/16	(192,057)
USD	20,097,087	INR	1,366,200,000	HSBC Bank PLC	11/16/16	(251,185)

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	49

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	40,069,554	INR	2,687,465,000	HSBC Bank PLC	11/16/16	$42,274
USD	8,472,369	INR	573,367,580	UBS AG	11/16/16	(67,405)
CNH	12,265,326	USD	1,830,000	Goldman Sachs International	11/17/16	1,958
USD	18,375,000	CNH	123,305,438	HSBC Bank PLC	11/17/16	(41,993)
USD	14,400,000	CNH	96,770,549	Standard Chartered Bank	11/17/16	(53,722)
USD	3,560,000	ARS	56,070,000	BNP Paribas S.A.	11/18/16	1,770
USD	14,035,931	ARS	220,715,010	BNP Paribas S.A.	11/18/16	29,245
INR	1,717,556,550	USD	25,428,330	Deutsche Bank AG	11/21/16	130,864
INR	290,544,450	USD	4,305,000	HSBC Bank PLC	11/21/16	18,632
USD	9,200,000	INR	618,424,000	Standard Chartered Bank	11/21/16	(2,852)
USD	106,583,333	SAR	406,295,667	Citibank N.A.	11/23/16	(1,563,188)
USD	5,922,000	ARS	96,647,040	BNP Paribas S.A.	12/01/16	(170,160)
BRL	6,177,600	USD	1,800,000	Goldman Sachs International	12/02/16	64,595
BRL	14,389,200	USD	4,200,000	Goldman Sachs International	12/02/16	143,116
USD	8,986,319	ARS	139,557,534	BNP Paribas S.A.	12/05/16	205,526
USD	201,558	EUR	179,000	Barclays Bank PLC	12/06/16	(151)
USD	3,663,214	EUR	3,263,000	JPMorgan Chase Bank N.A.	12/06/16	(13,739)
USD	9,840,400	ARS	155,773,532	BNP Paribas S.A.	12/07/16	48,352
USD	22,850,023	CNH	153,524,730	HSBC Bank PLC	12/13/16	(48,053)
USD	6,465,932	EUR	5,775,087	JPMorgan Chase Bank N.A.	12/13/16	(44,221)
USD	32,204,344	EUR	28,763,506	JPMorgan Chase Bank N.A.	12/13/16	(220,249)
USD	24,183,635	HKD	187,343,366	Barclays Bank PLC	12/13/16	11,710
USD	44,559,653	JPY	4,581,325,444	Morgan Stanley & Co. International PLC	12/13/16	(769,802)
USD	4,761,888	SGD	6,500,000	JPMorgan Chase Bank N.A.	12/13/16	(6,025)
MYR	25,770,000	USD	6,220,130	Bank of America N.A.	12/14/16	(12,512)
MYR	5,726,727	USD	1,379,602	Goldman Sachs International	12/14/16	(116)
MYR	12,885,000	USD	3,123,636	JPMorgan Chase Bank N.A.	12/14/16	(19,827)
MYR	12,885,547	USD	3,125,284	UBS AG	12/14/16	(21,343)
USD	6,502,028	IDR	86,379,440,000	BNP Paribas S.A.	12/14/16	(40,134)
USD	22,539,658	IDR	299,326,660,000	BNP Paribas S.A.	12/14/16	(130,593)
USD	14,462,207	IDR	194,950,547,748	HSBC Bank PLC	12/14/16	(302,859)
USD	6,584,569	INR	447,540,000	Citibank N.A.	12/14/16	(50,691)
USD	8,167,832	INR	554,800,000	Citibank N.A.	12/14/16	(57,672)
USD	15,010,152	INR	1,020,210,000	Citibank N.A.	12/14/16	(115,555)
USD	18,619,433	INR	1,264,725,000	Citibank N.A.	12/14/16	(131,470)
USD	6,710,323	INR	456,000,000	HSBC Bank PLC	12/14/16	(50,366)
USD	15,296,888	INR	1,039,500,000	HSBC Bank PLC	12/14/16	(114,814)
USD	3,391,422	INR	230,548,888	JPMorgan Chase Bank N.A.	12/14/16	(26,712)
USD	7,731,171	INR	525,565,000	JPMorgan Chase Bank N.A.	12/14/16	(60,893)
USD	4,412,063	KRW	4,952,673,360	Bank of America N.A.	12/14/16	(82,910)
USD	20,578,707	MYR	83,210,000	Bank of America N.A.	12/14/16	534,627
USD	11,185,509	MYR	44,770,000	BNP Paribas S.A.	12/14/16	401,067
USD	3,530,380	MYR	13,945,000	HSBC Bank PLC	12/14/16	171,232
USD	5,302,128	MYR	21,272,136	HSBC Bank PLC	12/14/16	177,979
USD	5,528,342	MYR	22,381,494	HSBC Bank PLC	12/14/16	136,966
USD	5,542,214	MYR	22,385,000	HSBC Bank PLC	12/14/16	149,992
USD	14,926,232	MYR	59,690,000	HSBC Bank PLC	12/14/16	547,778
USD	15,246,374	MYR	60,955,000	HSBC Bank PLC	12/14/16	563,200

50	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	15,463,330	MYR	62,410,000	HSBC Bank PLC	12/14/16	$429,668
USD	15,468,884	MYR	62,409,213	Standard Chartered Bank	12/14/16	435,412
USD	3,523,961	MYR	13,949,601	UBS AG	12/14/16	163,705
USD	3,525,917	MYR	13,945,000	UBS AG	12/14/16	166,769
USD	8,650,214	THB	299,989,411	The Bank of New York Mellon	12/14/16	1,496
USD	14,632,554	TWD	461,510,758	JPMorgan Chase Bank N.A.	12/14/16	(122,098)
EUR	9,200,000	JPY	1,067,610,044	Goldman Sachs International	12/15/16	(192,547)
EUR	21,300,000	USD	23,814,233	Citibank N.A.	12/15/16	199,437
JPY	1,058,549,240	EUR	9,200,000	Morgan Stanley & Co. International PLC	12/15/16	102,884
SGD	16,743,633	USD	12,300,000	HSBC Bank PLC	12/15/16	(18,126)
USD	23,535,860	EUR	21,300,000	State Street Bank and Trust Co.	12/15/16	(477,810)
USD	12,300,000	SGD	16,586,636	Barclays Bank PLC	12/15/16	133,287
CAD	8,119,272	USD	6,200,000	BNP Paribas S.A.	12/19/16	(7,613)
CAD	10,547,480	USD	8,000,000	Goldman Sachs International	12/19/16	44,327
MXN	58,084,641	USD	3,100,000	Citibank N.A.	12/19/16	(131,338)
MXN	58,086,250	USD	3,100,000	Citibank N.A.	12/19/16	(131,256)
USD	6,170,000	CAD	8,157,937	Barclays Bank PLC	12/19/16	(51,876)
USD	3,085,000	CAD	4,077,506	Royal Bank of Canada	12/19/16	(24,823)
USD	3,100,000	CAD	4,092,951	State Street Bank and Trust Co.	12/19/16	(21,602)
USD	1,845,000	CAD	2,439,182	UBS AG	12/19/16	(15,310)
USD	3,100,000	MXN	57,317,692	Credit Suisse International	12/19/16	170,536
USD	3,100,000	MXN	57,432,807	Goldman Sachs International	12/19/16	164,653
AUD	15,900,000	CAD	15,887,280	Deutsche Bank AG	12/21/16	28,985
AUD	1,126,800	USD	847,857	Standard Chartered Bank	12/21/16	12,908
BRL	633,393	USD	187,800	BNP Paribas S.A.	12/21/16	2,232
BRL	7,502,910	USD	2,253,600	BNP Paribas S.A.	12/21/16	(2,561)
BRL	19,980,418	USD	5,821,800	BNP Paribas S.A.	12/21/16	172,768
BRL	2,285,150	USD	676,080	Citibank N.A.	12/21/16	9,516
BRL	12,385,034	USD	3,756,000	Goldman Sachs International	12/21/16	(40,216)
BRL	7,989,140	USD	2,328,720	JPMorgan Chase Bank N.A.	12/21/16	68,199
BRL	22,401,911	USD	6,760,800	Royal Bank of Scotland PLC	12/21/16	(39,731)
CAD	15,985,796	AUD	15,900,000	UBS AG	12/21/16	46,152
CAD	7,697,584	USD	5,821,800	BNP Paribas S.A.	12/21/16	49,064
CAD	10,522,401	USD	7,985,000	Citibank N.A.	12/21/16	40,322
CAD	14,529,933	USD	11,000,000	Royal Bank of Canada	12/21/16	81,824
CAD	3,919,611	USD	3,004,800	Royal Bank of Scotland PLC	12/21/16	(15,355)
CAD	14,512,740	USD	11,000,000	Royal Bank of Scotland PLC	12/21/16	68,711
CAD	2,379,645	USD	1,800,000	UBS AG	12/21/16	14,930
CNH	150,157,455	USD	22,310,000	Citibank N.A.	12/21/16	76,501
CNH	29,178,271	USD	4,340,000	Goldman Sachs International	12/21/16	10,096
CNH	41,600,873	USD	6,198,572	Goldman Sachs International	12/21/16	3,571
COP	74,816,872,083	USD	25,069,906	Credit Suisse International	12/21/16	513,602
COP	30,365,665,000	USD	10,126,479	State Street Bank and Trust Co.	12/21/16	257,011
COP	30,943,980,000	USD	10,310,649	State Street Bank and Trust Co.	12/21/16	270,595
COP	71,808,810,000	USD	24,072,117	State Street Bank and Trust Co.	12/21/16	482,789
COP	72,143,745,000	USD	24,058,822	State Street Bank and Trust Co.	12/21/16	610,615
EUR	6,140,000	PLN	26,450,408	Citibank N.A.	12/21/16	17,984
EUR	1,165,200	RUB	86,923,920	BNP Paribas S.A.	12/21/16	(41,627)

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	51

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,884,000	RUB	287,625,736	BNP Paribas S.A.	12/21/16	$(105,683)
EUR	6,214,400	RUB	447,312,512	BNP Paribas S.A.	12/21/16	31,923
EUR	3,107,200	RUB	227,944,192	HSBC Bank PLC	12/21/16	(50,914)
EUR	1,165,200	RUB	86,314,723	Société Générale	12/21/16	(32,126)
EUR	2,704,320	SEK	25,758,107	Citibank N.A.	12/21/16	34,309
EUR	5,446,200	USD	6,117,690	BNP Paribas S.A.	12/21/16	24,330
EUR	751,200	USD	844,275	Royal Bank of Scotland PLC	12/21/16	2,900
EUR	3,756,000	USD	4,227,964	Royal Bank of Scotland PLC	12/21/16	7,911
EUR	5,258,400	USD	5,935,419	Royal Bank of Scotland PLC	12/21/16	(5,194)
EUR	6,997,600	USD	7,899,941	Royal Bank of Scotland PLC	12/21/16	(8,311)
GBP	29,677,000	USD	39,340,897	Bank of America N.A.	12/21/16	(805,796)
GBP	1,650,695	USD	2,153,241	Citibank N.A.	12/21/16	(9,840)
GBP	2,457,080	USD	3,218,643	Citibank N.A.	12/21/16	(28,165)
GBP	38,193,000	USD	49,705,210	Citibank N.A.	12/21/16	(112,223)
GBP	7,512,000	USD	9,724,291	HSBC Bank PLC	12/21/16	29,919
GBP	3,004,800	USD	3,973,101	JPMorgan Chase Bank N.A.	12/21/16	(71,417)
GBP	19,030,000	USD	24,804,863	Royal Bank of Scotland PLC	12/21/16	(94,718)
INR	959,101,725	USD	14,145,000	BNP Paribas S.A.	12/21/16	59,355
INR	210,924,000	USD	3,100,000	HSBC Bank PLC	12/21/16	23,797
INR	958,677,375	USD	14,145,000	HSBC Bank PLC	12/21/16	53,070
INR	417,555,600	USD	6,160,000	Standard Chartered Bank	12/21/16	24,024
JPY	532,086,979	USD	5,258,400	BNP Paribas S.A.	12/21/16	8,853
JPY	4,121,925,859	USD	40,741,000	Citibank N.A.	12/21/16	62,906
JPY	306,388,338	USD	3,004,800	HSBC Bank PLC	12/21/16	28,210
JPY	4,095,404,390	USD	40,783,000	HSBC Bank PLC	12/21/16	(241,636)
JPY	7,030,440,945	USD	70,290,000	JPMorgan Chase Bank N.A.	12/21/16	(694,024)
JPY	226,064,700	USD	2,253,600	Standard Chartered Bank	12/21/16	(15,733)
KRW	8,304,516,000	USD	7,512,000	BNP Paribas S.A.	12/21/16	24,976
KRW	5,813,687,040	USD	5,258,400	Citibank N.A.	12/21/16	17,960
KRW	5,038,148,160	USD	4,507,200	HSBC Bank PLC	12/21/16	65,300
KRW	6,644,514,240	USD	6,009,600	HSBC Bank PLC	12/21/16	20,799
KRW	32,837,607,880	USD	29,876,000	HSBC Bank PLC	12/21/16	(73,391)
KRW	10,572,388,800	USD	9,390,000	JPMorgan Chase Bank N.A.	12/21/16	205,241
MXN	60,708,495	USD	3,075,000	Goldman Sachs International	12/21/16	27,114
MXN	60,708,495	USD	3,075,000	Goldman Sachs International	12/21/16	27,114
MXN	721,312,130	USD	37,209,000	JPMorgan Chase Bank N.A.	12/21/16	(351,016)
MXN	83,428,364	USD	4,356,960	UBS AG	12/21/16	(93,894)
NOK	36,949,575	USD	4,507,200	BNP Paribas S.A.	12/21/16	115,688
NOK	18,680,748	USD	2,253,600	Goldman Sachs International	12/21/16	83,612
NOK	40,227,775	USD	4,882,800	Morgan Stanley & Co. International PLC	12/21/16	150,235
NOK	18,701,500	USD	2,253,600	Royal Bank of Scotland PLC	12/21/16	86,209
NZD	3,004,800	USD	2,174,874	BNP Paribas S.A.	12/21/16	6,048
NZD	4,056,480	USD	2,970,702	Royal Bank of Scotland PLC	12/21/16	(26,457)
NZD	11,268,000	USD	8,153,356	Westpac Banking Corp.	12/21/16	25,102
PLN	26,500,240	EUR	6,140,000	Deutsche Bank AG	12/21/16	(4,973)
SEK	3,567,821	EUR	375,600	Goldman Sachs International	12/21/16	(5,900)
USD	630,476	AUD	826,320	Citibank N.A.	12/21/16	(752)
USD	848,711	AUD	1,126,800	Goldman Sachs International	12/21/16	(12,054)

52	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,296,866	AUD	3,079,920	Goldman Sachs International	12/21/16	$(55,892)
USD	12,632,367	AUD	16,526,400	Goldman Sachs International	12/21/16	7,815
USD	6,913,170	AUD	9,014,400	Royal Bank of Scotland PLC	12/21/16	27,050
USD	6,159,840	BRL	20,187,644	BNP Paribas S.A.	12/21/16	103,100
USD	6,084,720	BRL	20,022,988	Royal Bank of Scotland PLC	12/21/16	77,381
USD	7,985,000	CAD	10,518,441	Citibank N.A.	12/21/16	(37,302)
USD	4,885,000	CAD	6,460,413	Credit Suisse International	12/21/16	(42,287)
USD	2,328,720	CAD	3,068,444	Goldman Sachs International	12/21/16	(11,549)
USD	6,115,000	CAD	8,090,943	Goldman Sachs International	12/21/16	(55,875)
USD	40,556,003	CAD	53,534,488	HSBC Bank PLC	12/21/16	(274,175)
USD	6,125,000	CAD	8,035,094	JPMorgan Chase Bank N.A.	12/21/16	(3,279)
USD	600,960	CAD	775,941	Morgan Stanley & Co. International PLC	12/21/16	9,158
USD	1,800,000	CAD	2,376,437	Royal Bank of Canada	12/21/16	(12,483)
USD	4,875,000	CAD	6,384,836	Royal Bank of Canada	12/21/16	5,354
USD	5,258,400	CAD	6,937,617	Royal Bank of Scotland PLC	12/21/16	(32,846)
USD	30,990,000	CNH	207,772,455	Citibank N.A.	12/21/16	13,861
USD	1,858,572	CNH	12,522,129	Standard Chartered Bank	12/21/16	(8,313)
USD	177,991,369	COP	529,969,301,341	Royal Bank of Scotland PLC	12/21/16	(3,230,775)
USD	2,756,805	EUR	2,441,400	BNP Paribas S.A.	12/21/16	3,486
USD	3,390,466	EUR	3,004,800	BNP Paribas S.A.	12/21/16	1,766
USD	4,221,771	EUR	3,756,000	HSBC Bank PLC	12/21/16	(14,105)
USD	23,101,496	EUR	20,470,086	Morgan Stanley & Co. International PLC	12/21/16	16,103
USD	4,214,796	EUR	3,756,000	Royal Bank of Scotland PLC	12/21/16	(21,080)
USD	27,607,344	EUR	24,454,000	Royal Bank of Scotland PLC	12/21/16	29,042
USD	105,145,325	EUR	93,135,500	Royal Bank of Scotland PLC	12/21/16	110,610
USD	6,192,821	EUR	5,483,760	UBS AG	12/21/16	8,443
USD	3,386,211	EUR	3,004,800	Westpac Banking Corp.	12/21/16	(2,489)
USD	71,352,071	EUR	63,197,000	Westpac Banking Corp.	12/21/16	80,871
USD	11,949,813	GBP	9,014,400	Bank of America N.A.	12/21/16	244,762
USD	16,209,342	GBP	12,251,062	Bank of America N.A.	12/21/16	301,538
USD	25,182,266	GBP	19,030,000	Bank of America N.A.	12/21/16	472,121
USD	4,918,294	GBP	3,756,000	Citibank N.A.	12/21/16	41,189
USD	2,939,729	GBP	2,253,600	HSBC Bank PLC	12/21/16	13,466
USD	13,693,956	GBP	10,516,800	HSBC Bank PLC	12/21/16	38,062
USD	2,949,191	GBP	2,253,600	JPMorgan Chase Bank N.A.	12/21/16	22,928
USD	82,130,579	IDR	1,094,389,958,724	JPMorgan Chase Bank N.A.	12/21/16	(675,290)
USD	72,031,524	INR	4,882,152,600	BNP Paribas S.A.	12/21/16	(273,453)
USD	3,100,000	INR	209,870,000	Deutsche Bank AG	12/21/16	(8,187)
USD	14,183,333	INR	962,055,500	HSBC Bank PLC	12/21/16	(64,767)
USD	55,930,000	JPY	5,653,488,295	Bank of America N.A.	12/21/16	(35,201)
USD	146,219,648	JPY	14,909,476,493	HSBC Bank PLC	12/21/16	(1,372,741)
USD	1,802,880	KRW	1,966,581,504	BNP Paribas S.A.	12/21/16	18,059
USD	37,344,400	KRW	42,130,084,860	Deutsche Bank AG	12/21/16	(891,834)
USD	9,014,400	KRW	9,898,712,640	HSBC Bank PLC	12/21/16	30,571
USD	4,882,800	KRW	5,324,595,744	Standard Chartered Bank	12/21/16	50,327
USD	2,253,600	MXN	44,098,445	BNP Paribas S.A.	12/21/16	235
USD	3,004,800	MXN	56,109,231	Citibank N.A.	12/21/16	137,701
USD	3,004,800	MXN	59,380,858	Citibank N.A.	12/21/16	(29,474)

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	53

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,150,000	MXN	121,453,890	Deutsche Bank AG	12/21/16	$(56,114)
USD	1,502,400	MXN	29,361,331	HSBC Bank PLC	12/21/16	2,079
USD	4,507,200	MXN	83,394,468	Royal Bank of Scotland PLC	12/21/16	245,866
USD	67,320,246	MXN	1,304,861,588	Royal Bank of Scotland PLC	12/21/16	643,746
USD	3,756,000	NOK	30,484,072	Citibank N.A.	12/21/16	(57,967)
USD	14,272,800	NOK	115,811,283	Citibank N.A.	12/21/16	(216,746)
USD	2,028,240	NOK	16,594,714	Morgan Stanley & Co. International PLC	12/21/16	(47,981)
USD	5,494,089	NZD	7,512,000	Westpac Banking Corp.	12/21/16	41,784
USD	1,240,000	ZAR	17,528,020	BNP Paribas S.A.	12/21/16	(16,643)
USD	3,100,000	ZAR	46,655,000	BNP Paribas S.A.	12/21/16	(244,854)
USD	3,380,400	ZAR	48,169,855	BNP Paribas S.A.	12/21/16	(73,059)
USD	6,385,200	ZAR	92,320,414	BNP Paribas S.A.	12/21/16	(233,561)
USD	1,502,400	ZAR	20,758,040	Citibank N.A.	12/21/16	14,186
USD	9,765,600	ZAR	135,958,978	Goldman Sachs International	12/21/16	18,244
USD	1,860,000	ZAR	25,677,912	JPMorgan Chase Bank N.A.	12/21/16	19,064
USD	2,328,720	ZAR	33,916,247	JPMorgan Chase Bank N.A.	12/21/16	(102,850)
ZAR	74,206,541	USD	5,258,400	BNP Paribas S.A.	12/21/16	61,716
ZAR	45,720,347	USD	3,100,000	Deutsche Bank AG	12/21/16	177,845
ZAR	66,679,517	USD	4,507,200	HSBC Bank PLC	12/21/16	273,279
ZAR	45,444,450	USD	3,100,000	Morgan Stanley & Co. International PLC	12/21/16	158,065
ZAR	55,475,237	USD	3,756,000	UBS AG	12/21/16	221,206
INR	1,926,150,600	USD	28,380,000	UBS AG	12/23/16	137,609
HKD	506,756,750	USD	64,555,000	HSBC Bank PLC	2/03/17	857,304
USD	64,555,000	HKD	503,851,775	HSBC Bank PLC	2/03/17	(482,330)
USD	291,351,973	JPY	29,035,351,000	HSBC Bank PLC	2/10/17	3,214,402
HKD	236,508,850	USD	30,520,000	HSBC Bank PLC	2/27/17	14,248
USD	64,000,000	HKD	498,528,000	HSBC Bank PLC	2/27/17	(361,979)
USD	9,399,000	ARS	160,722,900	BNP Paribas S.A.	5/11/17	(35,466)
USD	18,152,400	ARS	324,020,340	BNP Paribas S.A.	7/28/17	(286,079)
USD	240,320,322	JPY	28,321,750,000	Bank of America N.A.	9/15/17	(43,757,436)
USD	242,211,152	JPY	28,321,750,000	Bank of America N.A.	9/15/17	(41,866,607)
HKD	513,863,246	USD	64,885,000	Goldman Sachs International	1/19/18	1,487,807
USD	64,885,000	HKD	507,562,913	Goldman Sachs International	1/19/18	(674,028)
Total						$(96,151,963)

Interest Indexed Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
10Y-2Y CMS Index Cap[1]	1.30%	Bank of America N.A.	10/20/16	USD	780,400	$78	$47,381	$(47,303)

[1]	Fund pays the upfront premium and receives the greater of the exercise rate minus the difference of the 10-year CMS Index and 2-year CMS Index or $0

54	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Purchased
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
SPDR S&P 500 ETF Trust	Call	10/07/16	USD	214.00	4,910	$1,426,355
SPDR S&P 500 ETF Trust	Call	10/07/16	USD	215.00	4,876	1,048,340
SPDR S&P 500 ETF Trust	Call	10/07/16	USD	216.00	4,837	711,039
SPDR S&P 500 ETF Trust	Call	10/07/16	USD	217.00	4,798	429,421
SPDR S&P 500 ETF Trust	Call	10/07/16	USD	218.00	4,762	221,433
SPDR S&P 500 ETF Trust	Call	10/07/16	USD	219.00	4,723	94,460
U.S. Treasury Notes (10 Year) Future	Call	10/07/16	USD	131.75	20,119	2,829,234
Nikkei 225 Index	Call	10/14/16	JPY	17,000.00	625	277,353
CBOE Volatility Index	Call	10/19/16	USD	19.00	6,841	393,358
Amgen, Inc.	Call	10/21/16	USD	175.00	498	23,655
Citigroup, Inc.	Call	10/21/16	USD	50.00	2,300	62,100
Gilead Sciences, Inc.	Call	10/21/16	USD	82.50	746	35,062
Morgan Stanley	Call	10/21/16	USD	33.00	2,300	103,500
Mylan, Inc.	Call	10/21/16	USD	52.50	1,148	4,592
SPDR S&P 500 ETF Trust	Call	10/21/16	USD	220.00	12,970	745,775
AbbVie, Inc.	Call	11/18/16	USD	67.50	1,224	47,736
Energy Select Sector SPDR ETF	Call	11/18/16	USD	70.00	1,001	206,707
iShares MSCI Emerging Markets Index ETF	Call	11/18/16	USD	37.00	3,004	438,584
iShares MSCI Emerging Markets Index ETF	Call	11/18/16	USD	38.00	5,087	460,374
Market Vectors Gold Miners ETF	Call	11/18/16	USD	27.00	4,003	542,407
SPDR Gold Trust ETF[1]	Call	11/18/16	USD	128.00	17,067	2,875,790
Utilities SPDR ETF	Call	11/18/16	USD	50.00	3,001	219,073
PowerShares QQQ Trust, Series 1 ETF	Call	12/16/16	USD	123.00	5,449	623,911
Twitter, Inc.	Call	12/16/16	USD	24.00	3,508	666,520
iShares MSCI Japan ETF	Call	1/20/17	USD	13.00	14,821	303,831
SPDR Gold Trust ETF[1]	Call	1/20/17	USD	135.00	1,532	199,926
WisdomTree Japan Hedged Equity Fund	Call	2/17/17	USD	45.00	2,429	275,692
iShares MSCI Japan ETF	Call	3/17/17	USD	13.00	7,408	214,832
SPDR S&P 500 ETF Trust	Put	10/07/16	USD	206.00	5,325	34,613
SPDR S&P 500 ETF Trust	Put	10/07/16	USD	207.00	5,285	44,923
SPDR S&P 500 ETF Trust	Put	10/07/16	USD	208.00	5,212	57,332
SPDR S&P 500 ETF Trust	Put	10/07/16	USD	209.00	5,176	77,640
SPDR S&P 500 ETF Trust	Put	10/07/16	USD	210.00	5,137	102,740
SPDR S&P 500 ETF Trust	Put	10/07/16	USD	211.00	5,063	136,701
SPDR S&P 500 ETF Trust	Put	10/07/16	USD	212.00	5,024	185,888
SPDR S&P 500 ETF Trust	Put	10/07/16	USD	213.00	4,990	251,995
SPDR S&P 500 ETF Trust	Put	10/07/16	USD	214.00	4,910	338,790
U.S. Treasury Notes (10 Year) Future	Put	10/07/16	USD	130.00	306	14,344
CBOE Volatility Index	Put	10/19/16	USD	17.00	4,971	1,081,193
Energy Select Sector SPDR ETF	Put	10/21/16	USD	67.00	3,725	141,550
EURO STOXX 50 Index	Put	10/21/16	EUR	3,075.00	762	776,389
EURO STOXX 50 Index	Put	10/21/16	EUR	3,000.00	421	237,885
EURO STOXX 50 Index	Put	10/21/16	EUR	3,050.00	78	65,716
iShares iBoxx $ High Yield Corporate Bond ETF	Put	10/21/16	USD	85.00	3,686	84,778
iShares MSCI Emerging Markets Index ETF	Put	10/21/16	USD	36.00	7,500	198,750
SPDR S&P 500 ETF Trust	Put	10/21/16	USD	210.00	3,753	337,770
U.S. Treasury Notes (10 Year) Future	Put	10/21/16	USD	131.25	5,991	3,463,538
U.S. Treasury Notes (10 Year) Future	Put	10/21/16	USD	131.00	1,230	557,344
Energy Select Sector SPDR ETF	Put	11/18/16	USD	70.00	1,001	214,715
Financial Select Sector SPDR Fund	Put	11/18/16	USD	18.00	1,600	26,400
iShares MSCI Emerging Markets Index ETF	Put	11/18/16	USD	37.00	3,004	286,882
iShares S&P U.S. Preferred Stock Index Fund ETF	Put	11/18/16	USD	38.00	500	11,250
Market Vectors Gold Miners ETF	Put	11/18/16	USD	27.00	4,003	744,558
Micron Technology, Inc.	Put	11/18/16	USD	15.00	900	25,200

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	55

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
SPDR S&P 500 ETF Trust	Put	11/18/16	USD	210.00	6,764	$1,599,686
Utilities SPDR ETF	Put	11/18/16	USD	49.00	3,001	372,124
Energy Select Sector SPDR ETF	Put	12/16/16	USD	67.00	10,001	1,535,154
Energy Select Sector SPDR ETF	Put	12/16/16	USD	63.00	5,200	392,600
S&P 500 E-Mini Future	Put	12/16/16	USD	1,900.00	490	237,650
Utilities SPDR ETF	Put	12/16/16	USD	48.00	7,400	980,500
Total						$30,097,658

[1]	All or a portion of security is held by a wholly owned subsidiary.

OTC Barrier Options Purchased
Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price		Barrier Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	One-Touch	Deutsche Bank AG	10/20/16	JPY	105.00	JPY	105.00	USD	3,409	—	$2,844
USD Currency	Call	One-Touch	Morgan Stanley & Co. International PLC	11/30/16	CAD	1.43	CAD	1.43	USD	2,520	—	171,372
USD Currency	Call	One-Touch	Morgan Stanley & Co. International PLC	11/30/16	MXN	23.00	MXN	23.00	USD	1,862	—	134,560
USD Currency	Call	Under-and-Out	JPMorgan Chase Bank N.A.	12/16/16	TWD	32.50	TWD	34.21	USD	218,586	—	216,986
USD Currency	Call	Under-and-Out	UBS AG	12/16/16	SGD	1.41	SGD	1.48	USD	218,586	—	246,753
USD Currency	Call	Under-and-Out	UBS AG	12/16/16	CHF	1.01	CHF	1.06	USD	218,586	—	221,943
USD Currency	Call	Under-and-Out	UBS AG	12/16/16	KRW	1,161.00	KRW	1,217.00	USD	218,586	—	194,883
USD Currency	Call	One-Touch	Goldman Sachs International	4/07/17	JPY	140.00	JPY	140.00	USD	31,050	—	61,890
USD Currency	Call	One-Touch	Goldman Sachs International	4/07/17	JPY	130.00	JPY	130.00	USD	17,470	—	103,753
USD Currency	Call	One-Touch	Goldman Sachs International	4/09/18	JPY	140.00	JPY	140.00	USD	17,440	—	238,922
USD Currency	Put	IT	Deutsche Bank AG	10/19/16	JPY	0.00	JPY	95.00	USD	38,698	—	1,520,780
EUR Currency	Put	Down-and-Out	Deutsche Bank AG	10/21/16	USD	1.07	USD	1.02	EUR	1,150	—	12,570
EUR Currency	Put	Under-and-In	JPMorgan Chase Bank N.A.	12/07/16	USD	1.11	USD	1.14	EUR	30,400	—	89,400
EUR Currency	Put	Down-and-Out	JPMorgan Chase Bank N.A.	12/16/16	USD	1.08	USD	1.03	EUR	196,242	—	252,408
AUD Currency	Put	Under-and-In	BNP Paribas S.A.	12/19/16	USD	0.73	USD	0.77	AUD	75,000	—	367,887
USD Currency	Put	Under-and-In	Deutsche Bank AG	1/24/17	JPY	103.00	JPY	108.90	USD	17,320	—	483,294
S&P 500 Index	Put	Under-and-In	JPMorgan Chase Bank N.A.	3/17/17	USD	2,142.15	USD	1.65		—	88,936	1,490,109
S&P 500 Index	Put	Under-and-In	JPMorgan Chase Bank N.A.	3/31/17	USD	2,118.72	USD	1.70		—	88,272	1,285,467
S&P 500 Index	Put	Under-and-In	JPMorgan Chase Bank N.A.	4/21/17	USD	2,096.88	USD	1.75		—	88,272	1,133,813
Total												$8,229,634

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	Deutsche Bank AG	10/07/16	RUB	66.50	USD	15,060	—	$524
USD Currency	Call	Goldman Sachs International	10/07/16	TWD	31.00	USD	32,070	—	381,383
USD Currency	Call	Deutsche Bank AG	10/12/16	ZAR	14.00	USD	22,000	—	186,672
Nikkei 225 Index	Call	JPMorgan Chase Bank N.A.	10/14/16	USD	17,250.00		—	11,613,810	158,532
Nikkei 225 Index	Call	JPMorgan Chase Bank N.A.	10/14/16	USD	17,000.00		—	11,613,810	24,970
Nikkei 225 Index	Call	JPMorgan Chase Bank N.A.	10/14/16	USD	16,750.00		—	11,613,810	6,388

56	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
S&P 500 Index[1]	Call	Goldman Sachs International	10/17/16	USD	2,004.40		—	126,771	$1,737
USD Currency	Call	BNP Paribas S.A.	10/20/16	KRW	1,170.00	USD	29,070	—	9,224
USD Currency	Call	HSBC Bank PLC	10/20/16	KRW	1,135.00	USD	29,100	—	63,418
USD Currency	Call	Morgan Stanley & Co. International PLC	10/20/16	BRL	3.50	USD	17,210	—	19,251
USD Currency	Call	Bank of America N.A.	10/27/16	CAD	1.35	USD	93,278	—	185,277
USD Currency	Call	Bank of America N.A.	10/27/16	CAD	1.37	USD	62,500	—	48,031
USD Currency	Call	Bank of America N.A.	10/27/16	CAD	1.32	USD	48,953	—	343,314
USD Currency	Call	Deutsche Bank AG	10/27/16	CAD	1.35	USD	93,275	—	185,272
USD Currency	Call	Goldman Sachs International	10/27/16	MXN	19.15	USD	46,770	—	1,122,812
USD Currency	Call	Royal Bank of Scotland PLC	10/27/16	CAD	1.32	USD	30,800	—	216,007
USD Currency	Call	HSBC Bank PLC	10/28/16	INR	67.00	USD	50,000	—	265,215
USD Currency	Call	Deutsche Bank AG	11/03/16	CAD	1.32	USD	111,135	—	903,272
USD Currency	Call	HSBC Bank PLC	11/03/16	CAD	1.37	USD	148,185	—	179,556
USD Currency	Call	Bank of America N.A.	11/04/16	CNH	6.80	USD	179,610	—	274,049
USD Currency	Call	BNP Paribas S.A.	11/04/16	CNH	6.80	USD	30,500	—	46,537
USD Currency	Call	Goldman Sachs International	11/14/16	MXN	19.00	USD	34,180	—	1,268,618
EUR Currency	Call	Deutsche Bank AG	11/15/16	PLN	4.35	EUR	62,000	—	369,023
USD Currency	Call	BNP Paribas S.A.	11/15/16	KRW	1,130.00	USD	61,820	—	465,944
USD Currency	Call	BNP Paribas S.A.	11/15/16	KRW	1,160.00	USD	61,710	—	193,790
USD Currency	Call	Deutsche Bank AG	11/15/16	KRW	1,120.00	USD	34,900	—	346,191
USD Currency	Call	HSBC Bank PLC	11/15/16	CNH	7.10	USD	80,500	—	5,522
USD Currency	Call	JPMorgan Chase Bank N.A.	11/15/16	KRW	1,160.00	USD	74,150	—	238,748
USD Currency	Call	Goldman Sachs International	11/16/16	MXN	19.65	USD	34,570	—	764,146
USD Currency	Call	Goldman Sachs International	11/16/16	MXN	18.75	USD	28,710	—	1,325,018
USD Currency	Call	Deutsche Bank AG	11/17/16	INR	68.00	USD	50,000	—	247,910
USD Currency	Call	HSBC Bank PLC	11/17/16	INR	69.00	USD	24,600	—	88,363
EUR Currency	Call	BNP Paribas S.A.	11/18/16	GBP	0.88	EUR	124,000	—	942,909
EUR Currency	Call	HSBC Bank PLC	11/18/16	GBP	0.90	EUR	155,000	—	441,238
EUR Currency	Call	HSBC Bank PLC	11/18/16	GBP	0.86	EUR	62,000	—	1,125,241
EUR Currency	Call	HSBC Bank PLC	11/18/16	GBP	0.88	EUR	21,440	—	163,032
EUR Currency	Call	Morgan Stanley & Co. International PLC	11/23/16	JPY	116.00	EUR	122,800	—	1,408,257
USD Currency	Call	BNP Paribas S.A.	11/23/16	TWD	32.00	USD	31,900	—	128,528
USD Currency	Call	Deutsche Bank AG	11/23/16	MXN	20.00	USD	34,130	—	660,753
USD Currency	Call	Deutsche Bank AG	11/23/16	MXN	19.90	USD	31,740	—	668,762
USD Currency	Call	Deutsche Bank AG	12/06/16	CHF	1.05	USD	82,420	—	17,877
USD Currency	Call	Deutsche Bank AG	12/06/16	CHF	1.10	USD	35,323	—	215
USD Currency	Call	Deutsche Bank AG	12/15/16	CNH	6.75	USD	46,133	—	305,756
S&P 500 Index	Call	UBS AG	12/16/16	USD	2,200.00		—	61	175,070
USD Currency	Call	Bank of America N.A.	12/19/16	CNH	6.70	USD	193,600	—	1,908,199
USD Currency	Call	Barclays Bank PLC	12/19/16	CAD	1.32	USD	61,600	—	945,320
USD Currency	Call	Deutsche Bank AG	12/19/16	CAD	1.37	USD	30,800	—	173,650
USD Currency	Put	Citibank N.A.	10/03/16	MXN	19.36	USD	11,100	—	32,380
GBP Currency	Put	HSBC Bank PLC	10/04/16	USD	1.31	GBP	30,700	—	183,622
GBP Currency	Put	UBS AG	10/04/16	USD	1.30	GBP	30,700	—	55,179
USD Currency	Put	Citibank N.A.	10/05/16	CAD	1.31	USD	46,125	—	155,289
USD Currency	Put	Citibank N.A.	10/05/16	CAD	1.30	USD	46,125	—	45,332
USD Currency	Put	Citibank N.A.	10/05/16	CAD	1.31	USD	15,000	—	50,501
AUD Currency	Put	Bank of America N.A.	10/07/16	USD	0.74	AUD	61,600	—	4,389
AUD Currency	Put	Citibank N.A.	10/07/16	CAD	0.99	AUD	61,500	—	37,571
AUD Currency	Put	Goldman Sachs International	10/07/16	USD	0.69	AUD	46,543	—	4
AUD Currency	Put	JPMorgan Chase Bank N.A.	10/07/16	USD	0.72	AUD	62,055	—	19
EUR Currency	Put	Citibank N.A.	10/07/16	CHF	1.08	EUR	30,500	—	28,116

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	57

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
GBP Currency	Put	Deutsche Bank AG	10/10/16	USD	1.27	GBP	200,000	—	$136,484
GBP Currency	Put	Deutsche Bank AG	10/10/16	USD	1.20	GBP	200,000	—	26
GBP Currency	Put	Barclays Bank PLC	10/14/16	USD	1.27	GBP	61,600	—	71,443
GBP Currency	Put	Barclays Bank PLC	10/14/16	USD	1.21	GBP	61,600	—	128
USD Currency	Put	Morgan Stanley & Co. International PLC	10/18/16	MXN	19.30	USD	31,390	—	440,662
USD Currency	Put	Goldman Sachs International	10/20/16	BRL	3.22	USD	17,210	—	169,630
EUR Currency	Put	Credit Suisse International	10/25/16	CHF	1.05	EUR	32,140	—	5,611
EUR Currency	Put	UBS AG	10/26/16	USD	1.13	EUR	65,000	—	531,083
Hang Seng Index	Put	Bank of America N.A.	10/28/16	HKD	22,804.68		—	207	378,993
USD Currency	Put	BNP Paribas S.A.	11/08/16	RUB	62.00	USD	31,000	—	167,229
USD Currency	Put	Goldman Sachs International	11/08/16	RUB	60.00	USD	62,000	—	55,031
USD Currency	Put	JPMorgan Chase Bank N.A.	11/08/16	RUB	62.00	USD	62,000	—	334,459
USD Currency	Put	JPMorgan Chase Bank N.A.	11/08/16	RUB	64.00	USD	31,000	—	621,373
USD Currency	Put	Morgan Stanley & Co. International PLC	11/10/16	INR	67.80	USD	54,700	—	909,612
USD Currency	Put	HSBC Bank PLC	11/15/16	CNH	6.60	USD	62,000	—	120,485
USD Currency	Put	JPMorgan Chase Bank N.A.	11/17/16	ZAR	13.50	USD	6,150	—	85,903
GBP Currency	Put	Deutsche Bank AG	11/18/16	USD	1.27	GBP	250,000	—	1,755,042
GBP Currency	Put	Deutsche Bank AG	11/18/16	USD	1.20	GBP	250,000	—	140,469
GBP Currency	Put	UBS AG	11/18/16	USD	1.27	GBP	123,300	—	865,587
GBP Currency	Put	UBS AG	11/18/16	USD	1.20	GBP	123,300	—	69,280
USD Currency	Put	Morgan Stanley & Co. International PLC	11/23/16	BRL	3.30	USD	26,170	—	732,577
USD Currency	Put	Deutsche Bank AG	12/01/16	INR	67.50	USD	32,820	—	425,656
EUR Currency	Put	Deutsche Bank AG	12/15/16	USD	1.10	EUR	402,443	—	2,983,274
AUD Currency	Put	Barclays Bank PLC	12/19/16	USD	0.75	AUD	61,700	—	583,921
AUD Currency	Put	Barclays Bank PLC	12/19/16	USD	0.69	AUD	61,700	—	64,987
AUD Currency	Put	HSBC Bank PLC	12/19/16	USD	0.74	AUD	61,700	—	356,787
Ibovespa Brasil Sao Paulo
Stock Exchange Index	Put	Bank of America N.A.	7/28/17	BRL	65,000.00		—	2,723	4,193,423
Ibovespa Brasil Sao Paulo Stock Exchange Index	Put	Citibank N.A.	7/28/17	BRL	65,000.00		—	1,823	2,807,422

Total									$38,598,500

[1]	All or a portion of security is held by a wholly owned subsidiary.

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
2-Year Interest Rate Swap	Barclays Bank PLC	Call	1.20%	Receive	3-month LIBOR	10/13/16	USD	1,119,800	$4,018,772
30-Year Interest Rate Swap	Citibank N.A.	Call	3.18%	Receive	3-month LIBOR	6/17/20	USD	37,740	12,520,940
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.42%	Receive	3-month LIBOR	5/24/21	USD	37,100	7,563,766
20-Year Interest Rate Swap	Goldman Sachs International	Put	0.61%	Pay	6-month JPY LIBOR	10/12/16	JPY	7,465,405	3,180
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	1.54%	Pay	3-month LIBOR	10/28/16	USD	3,407,480	12,930,228
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.85%	Pay	3-month LIBOR	1/13/17	USD	338,817	1,306,228
10-Year Interest Rate Swap	Citibank N.A.	Put	1.80%	Pay	3-month LIBOR	1/26/17	USD	488,420	2,674,305
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.80%	Pay	3-month LIBOR	1/27/17	USD	503,340	2,775,679

58	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
30-Year Interest Rate Swap	Citibank N.A.	Put	3.18%	Pay	3-month LIBOR	6/17/20	USD	37,740	$1,339,776
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.42%	Pay	3-month LIBOR	5/24/21	USD	37,100	3,446,630
Total									$48,579,504

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Nikkei 225 Index	Call	10/14/16	JPY	17,500.00	625	$(55,471)
CBOE Volatility Index	Call	10/19/16	USD	16.00	3,616	(433,920)
Delta Air Lines, Inc.	Call	10/21/16	USD	39.00	1,610	(234,255)
Energy Select Sector SPDR ETF	Call	10/21/16	USD	70.00	1,001	(172,172)
iShares MSCI Emerging Markets Index ETF	Call	10/21/16	USD	37.00	3,004	(295,894)
Market Vectors Gold Miners ETF	Call	10/21/16	USD	27.00	4,003	(302,227)
United Continental Holdings, Inc.	Call	10/21/16	USD	52.50	1,480	(264,920)
Utilities SPDR ETF	Call	10/21/16	USD	50.00	3,001	(102,034)
iShares MSCI Emerging Markets Index ETF	Call	11/18/16	USD	40.00	5,087	(122,088)
SPDR Gold Trust ETF[1]	Call	11/18/16	USD	135.00	2,074	(87,108)
SPDR Gold Trust ETF[1]	Call	11/18/16	USD	138.00	14,993	(374,825)
S&P 500 E-Mini Future	Call	12/16/16	USD	2,200.00	123	(176,505)
SPDR Gold Trust ETF[1]	Call	01/20/17	USD	130.00	25,019	(5,979,538)
U.S. Treasury Notes (10 Year) Future	Put	10/07/16	USD	129.00	614	(76,750)
CBOE Volatility Index	Put	10/19/16	USD	14.00	4,971	(173,985)
CBOE Volatility Index	Put	10/19/16	USD	15.00	5,330	(426,400)
CBOE Volatility Index	Put	10/19/16	USD	16.00	6,841	(991,945)
Energy Select Sector SPDR ETF	Put	10/21/16	USD	70.00	1,001	(112,112)
Energy Select Sector SPDR ETF	Put	10/21/16	USD	64.00	4,650	(51,150)
iShares MSCI Emerging Markets Index ETF	Put	10/21/16	USD	37.00	3,004	(148,698)
iShares MSCI Emerging Markets Index ETF	Put	10/21/16	USD	34.00	7,500	(60,000)
Market Vectors Gold Miners ETF	Put	10/21/16	USD	27.00	4,003	(510,383)
U.S. Treasury Notes (10 Year) Future	Put	10/21/16	USD	130.00	1,230	(192,188)
Utilities SPDR ETF	Put	10/21/16	USD	49.00	3,001	(235,579)
Energy Select Sector SPDR ETF	Put	11/18/16	USD	67.00	10,001	(940,094)
SPDR S&P 500 ETF Trust	Put	11/18/16	USD	200.00	4,517	(444,925)
Energy Select Sector SPDR ETF	Put	12/16/16	USD	59.00	7,900	(292,300)
PowerShares QQQ Trust, Series 1 ETF	Put	12/16/16	USD	95.00	5,449	(130,776)
SPDR S&P 500 ETF Trust	Put	12/16/16	USD	200.00	7,507	(1,456,358)
Utilities SPDR ETF	Put	12/16/16	USD	45.00	9,245	(485,363)
Total						$(15,329,963)

[1]	All or a portion of security is held by a wholly owned subsidiary.

OTC Barrier Options Written
Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price	Barrier Price	Notional Amount (000)	Value
USD Currency	Call	One-Touch	Citibank N.A.	10/20/16	JPY 105.00	JPY 105.00	USD 3,409	$(2,844)

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	59

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	Morgan Stanley & Co. International PLC	10/06/16	MXN	19.41	USD	44,727	—	$(303,656)
USD Currency	Call	Société Générale	10/07/16	RUB	66.50	USD	15,060	—	(524)
USD Currency	Call	Deutsche Bank AG	10/12/16	ZAR	14.00	USD	11,000	—	(84,891)
USD Currency	Call	Morgan Stanley & Co. International PLC	10/12/16	ZAR	14.00	USD	11,000	—	(86,944)
USD Currency	Call	Goldman Sachs International	10/20/16	BRL	3.50	USD	17,210	—	(19,251)
USD Currency	Call	HSBC Bank PLC	10/20/16	KRW	1,170.00	USD	58,140	—	(18,448)
USD Currency	Call	Bank of America N.A.	10/27/16	CAD	1.32	USD	62,378	—	(437,466)
USD Currency	Call	Bank of America N.A.	10/27/16	CAD	1.35	USD	93,953	—	(186,618)
USD Currency	Call	Deutsche Bank AG	10/27/16	CAD	1.32	USD	17,375	—	(121,854)
USD Currency	Call	Deutsche Bank AG	10/27/16	CAD	1.37	USD	62,500	—	(48,031)
USD Currency	Call	Deutsche Bank AG	10/27/16	JPY	102.00	USD	149,090	—	(1,227,622)
USD Currency	Call	Goldman Sachs International	10/27/16	MXN	20.00	USD	47,090	—	(335,954)
USD Currency	Call	HSBC Bank PLC	10/27/16	CAD	1.35	USD	31,000	—	(61,662)
USD Currency	Call	Royal Bank of Scotland PLC	10/27/16	CAD	1.35	USD	61,600	—	(122,356)
USD Currency	Call	Deutsche Bank AG	11/03/16	CAD	1.37	USD	148,185	—	(179,556)
USD Currency	Call	HSBC Bank PLC	11/03/16	CAD	1.32	USD	111,135	—	(903,272)
USD Currency	Call	Goldman Sachs International	11/08/16	MXN	20.00	USD	58,110	—	(702,765)
EUR Currency	Call	Deutsche Bank AG	11/15/16	PLN	4.45	EUR	77,500	—	(138,304)
USD Currency	Call	BNP Paribas S.A.	11/15/16	KRW	1,130.00	USD	15,455	—	(114,628)
USD Currency	Call	BNP Paribas S.A.	11/15/16	KRW	1,160.00	USD	111,225	—	(358,122)
USD Currency	Call	Citibank N.A.	11/15/16	KRW	1,160.00	USD	24,635	—	(79,320)
USD Currency	Call	Deutsche Bank AG	11/15/16	KRW	1,160.00	USD	52,320	—	(168,460)
USD Currency	Call	HSBC Bank PLC	11/15/16	CNH	6.90	USD	80,500	—	(70,132)
USD Currency	Call	JPMorgan Chase Bank N.A.	11/15/16	KRW	1,200.00	USD	74,150	—	(69,293)
USD Currency	Call	Goldman Sachs International	11/16/16	MXN	20.00	USD	45,940	—	(742,271)
USD Currency	Call	Deutsche Bank AG	11/17/16	INR	69.00	USD	24,600	—	(88,363)
USD Currency	Call	HSBC Bank PLC	11/17/16	INR	68.00	USD	50,000	—	(247,910)
EUR Currency	Call	BNP Paribas S.A.	11/18/16	GBP	0.90	EUR	155,000	—	(441,238)
EUR Currency	Call	HSBC Bank PLC	11/18/16	GBP	0.86	EUR	15,500	—	(281,310)
EUR Currency	Call	HSBC Bank PLC	11/18/16	GBP	0.86	EUR	21,440	—	(389,116)
EUR Currency	Call	HSBC Bank PLC	11/18/16	GBP	0.88	EUR	186,000	—	(1,414,364)
EUR Currency	Call	Morgan Stanley & Co. International PLC	11/23/16	JPY	118.00	EUR	122,800	—	(720,255)
USD Currency	Call	Deutsche Bank AG	11/23/16	MXN	21.50	USD	51,190	—	(280,480)
USD Currency	Call	Deutsche Bank AG	12/06/16	CHF	1.10	USD	82,420	—	(503)
USD Currency	Call	Deutsche Bank AG	12/15/16	CNH	7.10	USD	46,133	—	(23,823)
USD Currency	Call	Bank of America N.A.	12/19/16	CNH	7.00	USD	268,000	—	(343,469)
USD Currency	Call	Barclays Bank PLC	12/19/16	CAD	1.37	USD	92,400	—	(520,951)
USD Currency	Call	Royal Bank of Canada	12/19/16	CAD	1.32	USD	15,300	—	(234,795)
GBP Currency	Put	HSBC Bank PLC	10/04/16	USD	1.30	GBP	30,700	—	(55,179)
USD Currency	Put	Bank of America N.A.	10/05/16	CAD	1.31	USD	15,000	—	(50,501)
USD Currency	Put	Citibank N.A.	10/05/16	CAD	1.30	USD	46,125	—	(45,332)
USD Currency	Put	Morgan Stanley & Co. International PLC	10/06/16	MXN	19.41	USD	44,727	—	(499,462)
AUD Currency	Put	Bank of America N.A.	10/07/16	USD	0.73	AUD	61,600	—	(396)
AUD Currency	Put	Bank of America N.A.	10/07/16	USD	0.72	AUD	62,055	—	(19)
AUD Currency	Put	Citibank N.A.	10/07/16	USD	0.73	AUD	31,000	—	(199)
AUD Currency	Put	JPMorgan Chase Bank N.A.	10/07/16	USD	0.69	AUD	46,543	—	(4)
USD Currency	Put	Société Générale	10/07/16	RUB	65.00	USD	15,060	—	(459,500)
GBP Currency	Put	Deutsche Bank AG	10/10/16	USD	1.24	GBP	400,000	—	(10,317)
EUR Currency	Put	Deutsche Bank AG	10/13/16	USD	1.10	EUR	402,443	—	(254,977)

60	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
GBP Currency	Put	Barclays Bank PLC	10/14/16	USD	1.24	GBP	123,200	—	$(11,226)
EUR Currency	Put	Credit Suisse International	10/25/16	CHF	1.05	EUR	32,140	—	(5,611)
EUR Currency	Put	BNP Paribas S.A.	10/26/16	USD	1.13	EUR	65,000	—	(549,746)
USD Currency	Put	Deutsche Bank AG	10/27/16	JPY	98.40	USD	149,090	—	(525,572)
Hang Seng Index	Put	Bank of America N.A.	10/28/16	HKD	21,158.98		—	207	(72,291)
USD Currency	Put	BNP Paribas S.A.	11/08/16	RUB	64.00	USD	31,000	—	(621,373)
USD Currency	Put	JPMorgan Chase Bank N.A.	11/08/16	RUB	60.00	USD	62,000	—	(55,031)
USD Currency	Put	JPMorgan Chase Bank N.A.	11/08/16	RUB	62.00	USD	62,000	—	(334,459)
USD Currency	Put	Morgan Stanley & Co. International PLC	11/10/16	INR	66.50	USD	29,430	—	(139,483)
USD Currency	Put	Goldman Sachs International	11/16/16	MXN	18.10	USD	34,570	—	(148,962)
USD Currency	Put	BNP Paribas S.A.	11/17/16	ZAR	13.50	USD	6,150	—	(85,903)
GBP Currency	Put	Deutsche Bank AG	11/18/16	USD	1.24	GBP	500,000	—	(1,319,279)
GBP Currency	Put	UBS AG	11/18/16	USD	1.24	GBP	246,600	—	(650,668)
USD Currency	Put	Goldman Sachs International	11/30/16	BRL	3.20	USD	9,250	—	(141,791)
S&P 500 Index	Put	UBS AG	12/16/16	USD	1,900.00		—	245	(237,650)
AUD Currency	Put	Barclays Bank PLC	12/19/16	USD	0.73	AUD	75,000	—	(364,872)
AUD Currency	Put	Barclays Bank PLC	12/19/16	USD	0.71	AUD	123,400	—	(291,106)
AUD Currency	Put	HSBC Bank PLC	12/19/16	USD	0.75	AUD	61,700	—	(583,921)
EUR Currency	Put	UBS AG	1/25/17	CHF	1.05	EUR	16,060	—	(90,889)
Total									$(19,173,696)

OTC Interest Rate Swaptions Written
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
2-Year Interest Rate Swap	Barclays Bank PLC	Call	0.76%	Pay	3-month LIBOR	10/13/16	USD	1,119,800	$(112)
2-Year Interest Rate Swap	Barclays Bank PLC	Call	0.98%	Pay	3-month LIBOR	10/13/16	USD	1,119,800	(305,157)
2-Year Interest Rate Swap	Wells Fargo Bank N.A.	Call	0.82%	Pay	3-month LIBOR	9/11/17	USD	197,560	(399,364)
5-Year Interest Rate Swap	Citibank N.A.	Call	0.50%	Pay	6-month EURIBOR	10/23/17	EUR	37,690	(1,238,868)
5-Year Interest Rate Swap	Citibank N.A.	Call	0.10%	Pay	6-month EURIBOR	10/27/17	EUR	93,160	(1,300,207)
5-Year Interest Rate Swap	Morgan Stanley & Co. International PLC	Call	0.45%	Pay	6-month EURIBOR	11/20/17	EUR	56,000	(1,682,557)
2-Year Interest Rate Swap	Barclays Bank PLC	Call	0.88%	Pay	3-month LIBOR	1/08/18	USD	748,000	(2,286,352)
2-Year Interest Rate Swap	Citibank N.A.	Call	1.55%	Pay	3-month LIBOR	3/14/18	USD	750,100	(7,811,684)
2-Year Interest Rate Swap	Citibank N.A.	Call	0.90%	Pay	3-month LIBOR	4/03/18	USD	561,400	(2,037,017)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	0.84%	Pay	3-month LIBOR	4/19/18	USD	427,700	(1,400,341)
2-Year Interest Rate Swap	Citibank N.A.	Call	1.00%	Pay	3-month LIBOR	5/24/18	USD	1,245,200	(5,767,492)
5-Year Interest Rate Swap	Morgan Stanley & Co. International PLC	Call	0.05%	Pay	6-month EURIBOR	5/25/18	EUR	371,450	(4,661,316)
2-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	Call	0.75%	Pay	3-month LIBOR	6/11/18	USD	200,000	(603,868)
2-Year Interest Rate Swap	Wells Fargo Bank N.A.	Put	1.52%	Receive	3-month LIBOR	9/11/17	USD	197,560	(337,849)
5-Year Interest Rate Swap	Citibank N.A.	Put	1.00%	Receive	6-month EURIBOR	10/23/17	EUR	75,380	(29,364)
5-Year Interest Rate Swap	Citibank N.A.	Put	0.50%	Receive	6-month EURIBOR	10/27/17	EUR	93,160	(152,970)
5-Year Interest Rate Swap	Citibank N.A.	Put	1.00%	Receive	6-month EURIBOR	10/27/17	EUR	186,350	(75,290)

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	61

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Morgan Stanley & Co. International PLC	Put	0.95%	Receive	6-month EURIBOR	11/20/17	EUR	112,000	$(62,156)
5-Year Interest Rate Swap	Citibank N.A.	Put	1.00%	Receive	6-month EURIBOR	12/07/17	EUR	113,380	(63,068)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	0.50%	Receive	6-month EURIBOR	12/08/17	EUR	75,000	(155,855)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	1.00%	Receive	6-month EURIBOR	12/08/17	EUR	150,000	(83,948)
2-Year Interest Rate Swap	Barclays Bank PLC	Put	1.88%	Receive	3-month LIBOR	1/08/18	USD	748,000	(960,843)
2-Year Interest Rate Swap	Citibank N.A.	Put	1.55%	Receive	3-month LIBOR	3/14/18	USD	750,100	(2,358,149)
2-Year Interest Rate Swap	Citibank N.A.	Put	1.90%	Receive	3-month LIBOR	4/03/18	USD	561,400	(994,806)
5-Year Interest Rate Swap	Citibank N.A.	Put	0.60%	Receive	6-month EURIBOR	4/06/18	EUR	130,800	(382,629)
2-Year Interest Rate Swap	Deutsche Bank AG	Put	1.84%	Receive	3-month LIBOR	4/19/18	USD	427,700	(898,846)
2-Year Interest Rate Swap	Citibank N.A.	Put	2.00%	Receive	3-month LIBOR	5/24/18	USD	1,245,200	(2,218,822)
5-Year Interest Rate Swap	Morgan Stanley & Co. International PLC	Put	0.75%	Receive	6-month EURIBOR	5/25/18	EUR	371,450	(907,576)
2-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	Put	1.75%	Receive	3-month LIBOR	6/11/18	USD	200,000	(575,638)
2-Year Interest Rate Swap	Morgan Stanley & Co. International PLC	Put	1.50%	Receive	3-month LIBOR	6/28/18	USD	186,970	(835,133)
2-Year Interest Rate Swap	Barclays Bank PLC	Put	0.40%	Receive	6-month EURIBOR	7/08/19	EUR	38,463	(97,363)
2-Year Interest Rate Swap	Barclays Bank PLC	Put	0.40%	Receive	6-month EURIBOR	7/08/19	EUR	409,745	(1,037,202)
2-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	0.40%	Receive	6-month EURIBOR	7/08/19	EUR	38,215	(96,735)
Total									$(41,818,577)

Centrally Cleared Credit Default Swaps — Sell Protection
Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
iTraxx Europe Series 21 Version 1	1.00%	6/20/19	BBB+	EUR	9,633	$52,122
iTraxx Europe Series 23 Version 1	1.00%	6/20/20	BBB+	EUR	9,984	67,735
CDX.NA.IG Series 26 Version 1	1.00%	6/20/21	BBB+	USD	200,000	110,127
iTraxx Europe Series 25 Version 1	1.00%	6/20/21	BBB+	EUR	40,155	568,127
iTraxx Financials Series 25 Version 1	1.00%	6/20/21	A	EUR	970	(40)
CDX.NA.HY Series 27 Version 1	5.00%	12/20/21	B+	USD	1,200,160	5,389,189
CDX.NA.IG Series 27 Version 1	1.00%	12/20/21	BBB+	USD	3,431,859	3,452,798
iTraxx Europe Crossover Series 26 Version 1	5.00%	12/20/21	B+	EUR	33,696	267,333
iTraxx Europe Series 26 Version 1	1.00%	12/20/21	BBB+	EUR	220,314	135,378
iTraxx Financials Series 26 Version 1	1.00%	12/20/21	A	EUR	198,378	(88,033)
Total						$9,954,736

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

62	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

      Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	N/A	11/26/16	USD	53,840	$(61,271)
2.24%[2]	3-month Australian Bank Bill Rate	N/A	6/27/17	AUD	408,848	869,139
2.23%[2]	6-month Australian Bank Bill Rate	N/A	6/27/17	AUD	822,309	1,234,962
2.25%[2]	3-month Australian Bank Bill Rate	N/A	7/01/17	AUD	819,945	2,089,386
1.02%[2]	3-month LIBOR	1/05/17[3]	9/30/18	USD	4,080,631	(898,973)
0.99%[2]	3-month LIBOR	N/A	9/30/18	USD	745,100	(348,460)
1.19%[2]	3-month LIBOR	8/20/18[3]	8/20/20	USD	168,900	(101,864)
1.20%[1]	3-month LIBOR	9/28/18[3]	9/28/20	USD	144,900	101,864
1.21%[1]	3-month LIBOR	10/03/18[3]	10/03/20	USD	92,690	50,188
0.78%[1]	1-day Overnight Fed Funds Effective Rate	1/05/17[3]	2/28/21	USD	294,160	(26,414)
0.83%[1]	1-day Overnight Fed Funds Effective Rate	1/05/17[3]	2/28/21	USD	288,020	(622,577)
1.18%[1]	3-month LIBOR	1/05/17[3]	2/28/21	USD	371,020	(254,825)
1.12%[1]	3-month LIBOR	N/A	7/21/21	USD	49,970	70,418
1.17%[1]	3-month LIBOR	N/A	7/22/21	USD	625,000	(587,414)
1.24%[1]	3-month LIBOR	N/A	9/23/21	USD	1,279,790	(3,843,600)
1.16%[1]	3-month LIBOR	N/A	10/03/21	USD	74,180	60,570
0.20%[2]	6-month EURIBOR	7/01/18[3]	7/01/23	EUR	26,200	212,187
0.08%[2]	6-month EURIBOR	7/09/18[3]	7/09/23	EUR	26,200	16,869
1.31%[1]	3-month LIBOR	12/30/16[3]	8/15/23	USD	550,303	71,497
1.33%[1]	3-month LIBOR	12/30/16[3]	8/15/23	USD	250,000	(343,754)
1.34%[1]	3-month LIBOR	12/30/16[3]	8/15/23	USD	250,000	(406,469)
1.36%[1]	3-month LIBOR	12/30/16[3]	8/15/23	USD	250,000	(782,597)
1.37%[1]	3-month LIBOR	12/30/16[3]	8/15/23	USD	225,000	(823,303)
0.04%[2]	6-month EURIBOR	9/10/18[3]	9/10/23	EUR	28,360	(82,036)
2.13%[2]	3-month LIBOR	N/A	8/25/25	USD	19,850	1,246,831
0.88%[1]	6-month GBP LIBOR	9/30/16[3]	9/07/25	GBP	175,000	(2,917,634)
0.67%[1]	6-month GBP LIBOR	9/30/16[3]	9/07/25	GBP	75,080	604,587
2.27%[1]	3-month LIBOR	N/A	9/11/25	USD	15,182	(1,131,050)
0.94%[2]	6-month EURIBOR	N/A	12/09/25	EUR	44,550	3,740,936
0.94%[2]	6-month EURIBOR	N/A	12/09/25	EUR	28,140	2,370,962
0.94%[2]	6-month EURIBOR	N/A	12/09/25	EUR	28,130	2,371,719
1.53%[1]	3-month STIBOR	N/A	12/09/25	SEK	959,370	(11,510,368)
1.40%[2]	3-month LIBOR	N/A	7/05/26	USD	372,434	(1,170,647)
1.36%[2]	3-month LIBOR	N/A	7/15/26	USD	75,338	(553,765)
0.64%[1]	3-month STIBOR	N/A	9/09/26	SEK	827,430	(188,533)
1.43%[1]	3-month LIBOR	N/A	9/30/26	USD	160,950	494,278
1.45%[2]	3-month LIBOR	N/A	10/03/26	USD	1,022,240	(1,497,473)
1.75%[1]	3-month LIBOR	12/30/16[3]	2/15/36	USD	214,525	(578,299)
2.21%[1]	3-month LIBOR	N/A	5/20/46	USD	13,405	(1,474,870)
2.15%[1]	3-month LIBOR	N/A	5/20/46	USD	13,400	(1,277,066)
1.93%[1]	3-month LIBOR	N/A	9/20/46	USD	130,463	(4,491,192)
1.83%[1]	3-month LIBOR	N/A	9/27/46	USD	31,390	(322,546)
1.83%[1]	3-month LIBOR	N/A	9/27/46	USD	31,390	(325,438)
Total						$(21,016,045)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

[3]	Forward swap.

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	63

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

      OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Numericable SFR SA	5.00%	Citibank N.A.	12/20/16	EUR	2,660	$(35,149)	$(24,269)	$(10,880)
Stena AB	5.00%	Credit Suisse International	12/20/16	EUR	2,700	(21,570)	(11,752)	(9,818)
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	12/20/16	EUR	750	4,019	22,237	(18,218)
iTraxx Asia ex-Japan IG Series 16 Version 1	1.00%	Deutsche Bank AG	12/20/16	USD	5,000	(4,956)	16,328	(21,284)
Transocean Ltd.	1.00%	Goldman Sachs Bank USA	12/20/16	USD	4,250	(9,611)	(1,718)	(7,893)
Banca Monte dei Paschi di Siena SpA	5.00%	JPMorgan Chase Bank N.A.	3/20/17	EUR	1,550	20,587	35,905	(15,318)
Republic of Ireland	1.00%	Citibank N.A.	3/20/17	USD	3,000	(12,354)	52,051	(64,405)
Republic of Ireland	1.00%	Morgan Stanley Capital Services LLC	3/20/17	USD	7,500	(30,888)	132,413	(163,301)
CDX.NA.IG Series 18 Version 1	1.00%	Credit Suisse International	6/20/17	USD	86,815	(566,011)	(138)	(565,873)
Commonwealth of Australia	1.00%	UBS AG	6/20/17	USD	10,000	(73,204)	(5,289)	(67,915)
Hitachi Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/17	JPY	500,000	(59,301)	(35,099)	(24,202)
Government of Japan	1.00%	HSBC Bank USA N.A.	12/20/17	USD	10,000	(119,060)	(29,823)	(89,237)
Ricoh Co. Ltd.	1.00%	UBS AG	3/20/18	JPY	500,000	(70,359)	67,653	(138,012)
Buoni Poliennali Del Tesoro	1.00%	Barclays Bank PLC	3/20/18	USD	9,050	(45,492)	162,299	(207,791)
iTraxx Europe Series 9 3-6%	5.00%	Citibank N.A.	6/20/18	EUR	11,830	(967,641)	632,824	(1,600,465)
iTraxx Financials Series 19 Version 1	1.00%	Citibank N.A.	6/20/18	EUR	16,300	(181,298)	(172,897)	(8,401)
Republic of France	0.25%	Barclays Bank PLC	6/20/18	USD	7,475	(22,421)	46,021	(68,442)
Republic of France	0.25%	Citibank N.A.	6/20/18	USD	8,090	(24,264)	56,411	(80,675)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/18	USD	8,095	(24,280)	43,338	(67,618)
iTraxx Financials Series 20 Version 1	1.00%	Barclays Bank PLC	12/20/18	EUR	9,590	(119,137)	(31,326)	(87,811)
iTraxx Financials Series 20 Version 1	1.00%	Citibank N.A.	12/20/18	EUR	20,560	(255,418)	(65,844)	(189,574)
iTraxx Financials Series 20 Version 1	1.00%	Citibank N.A.	12/20/18	EUR	11,700	(145,350)	(140,572)	(4,778)
JFE Holdings, Inc.	1.00%	Goldman Sachs International	3/20/19	JPY	1,000,000	(178,729)	(12,153)	(166,576)
Kawasaki Kisen Kaisha Ltd.	1.00%	Goldman Sachs International	3/20/19	JPY	277,000	(12,150)	35,073	(47,223)
Kawasaki Kisen Kaisha Ltd.	1.00%	Goldman Sachs International	3/20/19	JPY	223,000	(9,782)	29,491	(39,273)
Nippon Yusen Kabushiki Kaisha	1.00%	JPMorgan Chase Bank N.A.	6/20/19	JPY	500,000	(95,653)	(39,411)	(56,242)
Republic of Portugal	1.00%	BNP Paribas S.A.	9/20/19	USD	5,765	191,096	100,613	90,483
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	61,427	586,716	401,670	185,046
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	61,427	785,052	612,781	172,271
Banco Comercial Portugues SA	5.00%	BNP Paribas S.A.	12/20/20	EUR	738	78,143	(10,918)	89,061
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	8,220	1,626	178,052	(176,426)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	4,650	920	105,018	(104,098)
BNP Paribas SA	1.00%	Citibank N.A.	12/20/20	EUR	2,667	(45,013)	(22,823)	(22,190)
Credit Suisse Group Funding Guernsey Ltd.	1.00%	Goldman Sachs International	12/20/20	EUR	2,300	28,028	8,637	19,391
Standard Chartered PLC	1.00%	Goldman Sachs International	12/20/20	EUR	6,050	1,197	58,376	(57,179)
Standard Chartered PLC	1.00%	Morgan Stanley & Co. International PLC	12/20/20	EUR	2,410	477	55,489	(55,012)
Mitsubishi Corp.	1.00%	Barclays Bank PLC	12/20/20	JPY	475,732	(152,939)	(64,923)	(88,016)

64	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sumitomo Mitsui Banking Corp.	1.00%	Barclays Bank PLC	12/20/20	JPY	249,377	$(68,880)	$10,404	$(79,284)
Itochu Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	320,235	(80,910)	(20,615)	(60,295)
Itochu Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	293,255	(74,093)	(17,976)	(56,117)
Itochu Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	293,255	(74,094)	(16,958)	(57,136)
Itochu Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	293,255	(74,094)	(13,052)	(61,042)
Mitsubishi Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	293,255	(94,277)	(35,403)	(58,874)
Mitsui & Co. Ltd.	1.00%	Goldman Sachs International	12/20/20	JPY	586,510	(171,244)	(27,816)	(143,428)
Mitsui & Co. Ltd.	1.00%	Goldman Sachs International	12/20/20	JPY	293,255	(85,622)	(9,974)	(75,648)
Sumitomo Mitsui Banking Corp.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	JPY	253,165	(69,926)	17,631	(87,557)
Westpac Banking Corp.	1.00%	Citibank N.A.	12/20/20	USD	10,000	(222,120)	(26,819)	(195,301)
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	10,000	(197,194)	(3,040)	(194,154)
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	12,048	(237,575)	(47,378)	(190,197)
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	7,952	(156,815)	(34,450)	(122,365)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	11,500	(225,976)	(35,559)	(190,417)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	10,000	(196,501)	(22,808)	(173,693)
National Australia Bank Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	10,000	(182,623)	(11,511)	(171,112)
Continental AG	1.00%	Bank of America N.A.	6/20/21	EUR	6,615	(141,538)	(129,515)	(12,023)
Koninklijke DSM NV	1.00%	Bank of America N.A.	6/20/21	EUR	4,000	(149,294)	(132,829)	(16,465)
Wolters Kluwer NV	1.00%	Bank of America N.A.	6/20/21	EUR	5,500	(184,887)	(188,707)	3,820
BAE Systems PLC	1.00%	Barclays Bank PLC	6/20/21	EUR	1,580	(25,081)	(9,996)	(15,085)
BAE Systems PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	542	(8,604)	(2,153)	(6,451)
Barclays Bank PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	2,300	(8,002)	35,161	(43,163)
Groupe Auchan SA	1.00%	BNP Paribas S.A.	6/20/21	EUR	6,500	(177,600)	(166,002)	(11,598)
BAE Systems PLC	1.00%	Citibank N.A.	6/20/21	EUR	258	(4,095)	(647)	(3,448)
Barclays Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	10,620	(36,948)	94,076	(131,024)
Lloyds TSB Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	10,620	(107,552)	(20,789)	(86,763)
Lloyds TSB Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	2,300	(23,292)	13,164	(36,456)
BAE Systems PLC	1.00%	Goldman Sachs International	6/20/21	EUR	2,570	(40,797)	(24,218)	(16,579)
Cable & Wireless International Finance BV	5.00%	Goldman Sachs International	6/20/21	EUR	1,500	(257,060)	(182,008)	(75,052)
Standard Chartered Bank	1.00%	Goldman Sachs International	6/20/21	EUR	1,770	107,089	182,110	(75,021)
BAE Systems PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	1,220	(19,367)	(10,789)	(8,578)
BAE Systems PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	560	(8,889)	(5,479)	(3,410)
BAE Systems PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	420	(6,667)	(3,068)	(3,599)
iTraxx Sub Financials Series 25 Version 1	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	3,633	226,676	192,728	33,948
iTraxx Japan Series 25 Version 1	1.00%	Bank of America N.A.	6/20/21	JPY	1,230,769	(300,204)	(94,065)	(206,139)
iTraxx Japan Series 25 Version 1	1.00%	Bank of America N.A.	6/20/21	JPY	769,231	(187,628)	(62,320)	(125,308)

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	65

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Japan Series 25 Version 1	1.00%	Barclays Bank PLC	6/20/21	JPY	461,538	$(112,576)	$(38,496)	$(74,080)
iTraxx Japan Series 25 Version 1	1.00%	JPMorgan Chase Bank N.A.	6/20/21	JPY	769,231	(187,628)	(65,852)	(121,776)
iTraxx Japan Series 25 Version 1	1.00%	JPMorgan Chase Bank N.A.	6/20/21	JPY	384,615	(93,813)	(40,003)	(53,810)
iTraxx Japan Series 25 Version 1	1.00%	JPMorgan Chase Bank N.A.	6/20/21	JPY	384,615	(93,814)	(32,926)	(60,888)
Kingdom of Thailand	1.00%	Barclays Bank PLC	6/20/21	USD	7,691	(63,021)	(9,934)	(53,087)
Republic of Indonesia	1.00%	Barclays Bank PLC	6/20/21	USD	4,344	73,599	191,368	(117,769)
Kingdom of Thailand	1.00%	BNP Paribas S.A.	6/20/21	USD	7,309	(59,892)	(18,917)	(40,975)
Republic of Indonesia	1.00%	BNP Paribas S.A.	6/20/21	USD	3,287	55,691	136,002	(80,311)
Federation of Malaysia	1.00%	Citibank N.A.	6/20/21	USD	4,025	16,219	105,174	(88,955)
Kingdom of Thailand	1.00%	Citibank N.A.	6/20/21	USD	4,199	(34,407)	(7,090)	(27,317)
Federation of Malaysia	1.00%	Deutsche Bank AG	6/20/21	USD	4,098	16,511	118,910	(102,399)
Federation of Malaysia	1.00%	HSBC Bank PLC	6/20/21	USD	6,013	24,229	166,020	(141,791)
Penerbangan Malaysia BHD	1.00%	HSBC Bank PLC	6/20/21	USD	9,020	36,344	247,208	(210,864)
Republic of Indonesia	1.00%	HSBC Bank PLC	6/20/21	USD	4,520	76,577	173,895	(97,318)
Kingdom of Thailand	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	5,401	(44,253)	(4,265)	(39,988)
Kingdom of Thailand	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	5,401	(44,253)	(1,841)	(42,412)
Republic of Indonesia	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	2,127	36,032	86,232	(50,200)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	33,445	67,785	246,247	(178,462)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	6,986	14,159	38,078	(23,919)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	2,257	4,574	13,145	(8,571)
Federation of Malaysia	1.00%	Morgan Stanley & Co. International PLC	6/20/21	USD	1,844	7,429	54,266	(46,837)
Koninklijke KPN NV	1.00%	Bank of America N.A.	12/20/21	EUR	4,470	(63,910)	(58,969)	(4,941)
Marks & Spencer PLC	1.00%	Bank of America N.A.	12/20/21	EUR	3,264	89,413	73,073	16,340
STMicroelectronics NV — ADR	1.00%	Bank of America N.A.	12/20/21	EUR	2,951	(5,503)	3,747	(9,250)
Valeo SA	1.00%	Bank of America N.A.	12/20/21	EUR	3,000	(64,679)	(60,730)	(3,949)
Electricite de France SA	1.00%	Barclays Bank PLC	12/20/21	EUR	9,200	(123,979)	(98,638)	(25,341)
Koninklijke KPN NV	1.00%	Barclays Bank PLC	12/20/21	EUR	1,540	(21,922)	(19,186)	(2,736)
LafargeHolcim Ltd.	1.00%	Barclays Bank PLC	12/20/21	EUR	6,520	(63,408)	(21,649)	(41,759)
Marks & Spencer PLC	1.00%	Barclays Bank PLC	12/20/21	EUR	4,700	128,751	114,256	14,495
Metro AG	1.00%	Barclays Bank PLC	12/20/21	EUR	2,960	35,836	28,973	6,863
Clariant AG	1.00%	BNP Paribas S.A.	12/20/21	EUR	1,600	(10,241)	(4,437)	(5,804)
ITV PLC	5.00%	BNP Paribas S.A.	12/20/21	EUR	512	(117,026)	(113,644)	(3,382)
Lanxess AG	1.00%	BNP Paribas S.A.	12/20/21	EUR	3,287	(59,110)	(70,557)	11,447
Pernod-Ricard SA	1.00%	BNP Paribas S.A.	12/20/21	EUR	8,000	(208,199)	(209,425)	1,226
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/21	EUR	11,375	111,752	109,264	2,488
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/21	EUR	4,700	46,175	39,032	7,143
Statoil ASA	1.00%	BNP Paribas S.A.	12/20/21	EUR	1,600	(46,495)	(40,497)	(5,998)
TDC A/S	1.00%	BNP Paribas S.A.	12/20/21	EUR	2,200	89,266	83,709	5,557
Daimler AG	1.00%	Citibank N.A.	12/20/21	EUR	10,500	(325,465)	(306,020)	(19,445)
Deutsche Bank AG	1.00%	Citibank N.A.	12/20/21	EUR	7,650	1,427,960	1,471,170	(43,210)
HeidelbergCement AG	5.00%	Citibank N.A.	12/20/21	EUR	5,000	(1,106,975)	(1,133,512)	26,537
Iceland Bondco PLC	5.00%	Citibank N.A.	12/20/21	EUR	800	13,699	28,018	(14,319)
LafargeHolcim Ltd.	1.00%	Citibank N.A.	12/20/21	EUR	4,880	(47,459)	(24,636)	(22,823)
Lanxess AG	1.00%	Citibank N.A.	12/20/21	EUR	3,541	(63,678)	(72,917)	9,239
Metro AG	1.00%	Credit Suisse International	12/20/21	EUR	2,970	35,958	30,764	5,194
PizzaExpress Financing 1 PLC	5.00%	Credit Suisse International	12/20/21	EUR	1,150	99,974	106,802	(6,828)
Techem GmbH	5.00%	Credit Suisse International	12/20/21	EUR	1,250	(245,905)	(241,738)	(4,167)
Galp Energia SGPS SA	5.00%	Goldman Sachs International	12/20/21	EUR	5,185	(950,621)	(965,553)	14,932

66	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Louis Dreyfus Commodities BV	5.00%	Goldman Sachs International	12/20/21	EUR	1,992	$(168,099)	$(145,825)	$(22,274)
Vodafone Group PLC	1.00%	Goldman Sachs International	12/20/21	EUR	10,540	(76,712)	(61,656)	(15,056)
Deutsche Bank AG	1.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	7,650	1,427,960	1,471,170	(43,210)
Ephios Holdco II PLC	5.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	1,400	(110,158)	(102,488)	(7,670)
Iberdrola SA	1.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	2,500	(41,950)	(37,372)	(4,578)
ITV PLC	5.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	1,788	(408,676)	(401,618)	(7,058)
Koninklijke KPN NV	1.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	1,990	(28,266)	(17,905)	(10,361)
Ladbrokes PLC	1.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	800	68,691	96,952	(28,261)
Monitchem HoldCo 3 SA	5.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	2,540	(73,637)	(54,798)	(18,839)
New Look Senior Issuer PLC	5.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	3,500	450,168	407,253	42,915
Sol Melia Europe BV	5.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	2,875	(634,146)	(589,184)	(44,962)
Galp Energia SGPS SA	5.00%	Société Générale	12/20/21	EUR	1,300	(238,343)	(238,381)	38
ITV PLC	5.00%	Société Générale	12/20/21	EUR	5,203	(1,189,230)	(1,192,968)	3,738
ITV PLC	5.00%	Société Générale	12/20/21	EUR	797	(182,167)	(182,740)	573
Republic of Argentina	5.00%	Bank of America N.A.	12/20/21	USD	3,499	(185,316)	(166,467)	(18,849)
Republic of South Africa	1.00%	Bank of America N.A.	12/20/21	USD	23,010	1,653,492	1,768,718	(115,226)
BYD Co. Ltd.	5.00%	Barclays Bank PLC	12/20/21	USD	10,300	(1,165,894)	(1,104,230)	(61,664)
Federation of Malaysia	1.00%	Barclays Bank PLC	12/20/21	USD	36,100	364,257	613,597	(249,340)
Republic of Colombia	1.00%	Barclays Bank PLC	12/20/21	USD	9,086	315,322	351,265	(35,943)
Republic of Colombia	1.00%	Barclays Bank PLC	12/20/21	USD	9,086	315,323	359,789	(44,466)
Republic of South Africa	1.00%	Barclays Bank PLC	12/20/21	USD	138,375	9,943,588	10,575,298	(631,710)
Republic of South Africa	1.00%	Barclays Bank PLC	12/20/21	USD	220	15,809	16,813	(1,004)
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	129,800	981,066	523,552	457,514
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	37,712	285,041	170,432	114,609
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	21,547	162,858	101,368	61,490
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	13,467	101,786	53,481	48,305
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	10,773	81,429	42,785	38,644
Republic of the Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	5,387	40,714	21,392	19,322
Simon Property Group, Inc.	1.00%	Barclays Bank PLC	12/20/21	USD	9,700	(163,332)	(119,515)	(43,817)
United Mexican States	1.00%	Barclays Bank PLC	12/20/21	USD	8,870	300,327	315,794	(15,467)
United Mexican States	1.00%	Barclays Bank PLC	12/20/21	USD	5,392	182,567	195,780	(13,213)
Verizon Communications, Inc.	1.00%	Barclays Bank PLC	12/20/21	USD	15,795	(344,951)	(322,589)	(22,362)
Macy’s, Inc.	1.00%	BNP Paribas S.A.	12/20/21	USD	1,763	97,865	89,581	8,284
Republic of Chile	1.00%	BNP Paribas S.A.	12/20/21	USD	24,200	(147,016)	(55,736)	(91,280)
Republic of South Africa	1.00%	BNP Paribas S.A.	12/20/21	USD	29,685	2,133,155	2,305,672	(172,517)
Republic of South Africa	1.00%	BNP Paribas S.A.	12/20/21	USD	9,015	647,815	692,959	(45,144)
Republic of the Philippines	1.00%	BNP Paribas S.A.	12/20/21	USD	7,970	60,242	24,338	35,904
United Mexican States	1.00%	BNP Paribas S.A.	12/20/21	USD	24,653	834,720	853,441	(18,721)
United Mexican States	1.00%	BNP Paribas S.A.	12/20/21	USD	24,652	834,686	824,321	10,365
Macy’s, Inc.	1.00%	Citibank N.A.	12/20/21	USD	2,938	163,109	154,203	8,906
Republic of Argentina	5.00%	Citibank N.A.	12/20/21	USD	71,501	(4,265,947)	(2,441,798)	(1,824,149)
Republic of Colombia	1.00%	Citibank N.A.	12/20/21	USD	7,747	268,854	306,767	(37,913)
Republic of South Africa	1.00%	Citibank N.A.	12/20/21	USD	56,330	4,047,858	4,329,938	(282,080)
Republic of South Africa	1.00%	Citibank N.A.	12/20/21	USD	1,065	76,531	80,921	(4,390)
Republic of the Philippines	1.00%	Citibank N.A.	12/20/21	USD	30,636	228,154	243,048	(14,894)
Republic of the Philippines	1.00%	Citibank N.A.	12/20/21	USD	15,609	117,981	69,630	48,351
Republic of the Philippines	1.00%	Citibank N.A.	12/20/21	USD	7,638	57,733	19,588	38,145
Russian Federation	1.00%	Citibank N.A.	12/20/21	USD	12,200	659,791	763,486	(103,695)
Russian Federation	1.00%	Citibank N.A.	12/20/21	USD	3,300	178,468	175,356	3,112
United Mexican States	1.00%	Citibank N.A.	12/20/21	USD	12,328	417,411	441,475	(24,064)

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	67

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Citibank N.A.	12/20/21	USD	12,328	$417,411	$441,475	$(24,064)
United Mexican States	1.00%	Citibank N.A.	12/20/21	USD	12,325	417,309	429,752	(12,443)
United Mexican States	1.00%	Citibank N.A.	12/20/21	USD	12,325	417,310	441,368	(24,058)
United Mexican States	1.00%	Citibank N.A.	12/20/21	USD	5,303	179,553	197,540	(17,987)
Macquarie Bank Ltd.	1.00%	Deutsche Bank AG	12/20/21	USD	2,300	42,866	62,026	(19,160)
National Australia Bank Ltd.	1.00%	Deutsche Bank AG	12/20/21	USD	18,870	(293,477)	(299,705)	6,228
Morgan Stanley	1.00%	Goldman Sachs International	12/20/21	USD	4,700	813	750	63
People’s Republic of China	1.00%	Goldman Sachs International	12/20/21	USD	6,400	11,305	22,293	(10,988)
Republic of South Africa	1.00%	Goldman Sachs International	12/20/21	USD	14,076	1,011,461	1,075,719	(64,258)
Southwest Airlines Co.	1.00%	Goldman Sachs International	12/20/21	USD	12,100	(214,985)	(149,600)	(65,385)
Wells Fargo & Co.	1.00%	Goldman Sachs International	12/20/21	USD	4,700	(86,878)	(98,167)	11,289
Whirlpool Corp.	1.00%	Goldman Sachs International	12/20/21	USD	9,700	(49,006)	(46,836)	(2,170)
Republic of South Africa	1.00%	HSBC Bank PLC	12/20/21	USD	32,405	2,328,614	2,513,358	(184,744)
AutoZone, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	12,100	(381,058)	(315,578)	(65,480)
Bank of America Corp.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	4,700	(31,571)	(27,379)	(4,192)
Boeing Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	9,700	(320,713)	(287,990)	(32,723)
Caterpillar, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	15,500	(281,507)	(207,216)	(74,291)
Citigroup, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	4,700	(31,141)	(27,379)	(3,762)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	9,985	(171,401)	(153,164)	(18,237)
D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	4,700	45,162	91,335	(46,173)
Dow Jones Industrial Average	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	9,700	(34,167)	(8,006)	(26,161)
EI du Pont de Nemours & Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	9,700	(207,014)	(188,263)	(18,751)
People’s Republic of China	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	13,200	23,317	52,422	(29,105)
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	58,364	4,194,020	4,486,286	(292,266)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	40,746	307,967	104,489	203,478
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	14,308	108,143	64,661	43,482
Russian Federation	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	14,000	757,138	832,656	(75,518)
Valero Energy Corp.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	4,700	117,863	181,215	(63,352)
Verizon Communications, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	46,205	(1,009,082)	(943,666)	(65,416)
Republic of Colombia	1.00%	Morgan Stanley & Co. International PLC	12/20/21	USD	11,914	413,466	427,865	(14,399)
Republic of Colombia	1.00%	Morgan Stanley & Co. International PLC	12/20/21	USD	11,912	413,396	439,019	(25,623)
Republic of South Africa	1.00%	Morgan Stanley & Co. International PLC	12/20/21	USD	30,650	2,202,500	2,358,603	(156,103)
Sempra Energy	1.00%	Morgan Stanley & Co. International PLC	12/20/21	USD	9,700	(277,667)	(257,707)	(19,960)
United Mexican States	1.00%	Morgan Stanley & Co. International PLC	12/20/21	USD	13,008	440,435	442,585	(2,150)
Halliburton Co.	1.00%	Morgan Stanley Capital Services LLC	12/20/21	USD	25,400	8,991	139,642	(130,651)
Republic of Colombia	1.00%	Morgan Stanley Capital Services LLC	12/20/21	USD	9,255	321,188	338,916	(17,728)
United Mexican States	1.00%	Morgan Stanley Capital Services LLC	12/20/21	USD	12,715	430,514	429,609	905
United Mexican States	1.00%	Morgan Stanley Capital Services LLC	12/20/21	USD	12,712	430,413	432,514	(2,101)

68	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of the Philippines	1.00%	UBS AG	12/20/21	USD	13,300	$100,528	$52,820	$47,708
CMBX.NA Series 7	1.50%	Goldman Sachs International	1/17/47	USD	2,292	63,415	158,951	(95,536)
CMBX.NA Series 8	0.50%	Credit Suisse International	10/17/57	USD	8,000	193,958	359,132	(165,174)
CMBX.NA Series 9	0.50%	Goldman Sachs International	9/17/58	USD	21,990	806,458	716,148	90,310
CMBX.NA Series 9	2.00%	J.P. Morgan Securities LLC	9/17/58	USD	2,050	171,304	287,709	(116,405)
CMBX.NA Series 9	2.00%	Morgan Stanley & Co. International PLC	9/17/58	USD	6,070	507,227	784,406	(277,179)
CMBX.NA Series 6	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	2,440	218,073	161,783	56,290
CMBX.NA Series 6	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	2,440	218,073	161,783	56,290
CMBX.NA Series 6	3.00%	Morgan Stanley & Co. International PLC	5/11/63	USD	2,440	218,072	148,689	69,383
Total						$25,339,375	$38,428,732	$(13,089,357)

      OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA Series 8	2.00%	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	4,040	$(311,764)	$(499,735)	$187,971
CMBX.NA Series 9	2.00%	Deutsche Bank AG	9/17/58	Not Rated	USD	3,860	(322,553)	(424,850)	102,297
CDX.NA.IG Series 18 Version 1	1.00%	Citibank N.A.	6/20/17	BBB+	USD	86,815	566,011	12,647	553,364
SAS AB	5.00%	Goldman Sachs International	12/20/17	Not Rated	EUR	920	(9,855)	(24,439)	14,584
Buoni Poliennali Del Tesoro	1.00%	Barclays Bank PLC	3/20/18	BBB-	EUR	6,750	51,956	(147,319)	199,275
Buoni Poliennali Del Tesoro	1.00%	Barclays Bank PLC	3/20/18	BBB-	USD	105	528	(2,468)	2,996
iTraxx Sub Financials Series 19 Version 1	5.00%	Citibank N.A.	6/20/18	BBB	EUR	11,700	895,746	935,563	(39,817)
iTraxx Sub Financials Series 20 Version 1	5.00%	Barclays Bank PLC	12/20/18	BBB	EUR	7,670	723,007	955,316	(232,309)
iTraxx Sub Financials Series 20 Version 1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	10,970	1,034,077	1,353,995	(319,918)
iTraxx Sub Financials Series 20 Version 1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	9,100	857,803	905,768	(47,965)
iTraxx Sub Financials Series 20 Version 1	5.00%	Deutsche Bank AG	12/20/18	BBB	EUR	5,480	516,567	679,463	(162,896)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	1,630	166,749	186,516	(19,767)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	1,630	166,749	190,140	(23,391)
SAS AB	5.00%	Goldman Sachs International	6/20/19	Not Rated	EUR	3,400	(167,142)	(264,576)	97,434
Transocean Ltd.	1.00%	Barclays Bank PLC	3/20/20	BB-	USD	5,100	(813,741)	(763,634)	(50,107)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	61,427	(586,716)	(465,587)	(121,129)
People’s Republic of China	1.00%	Barclays Bank PLC	9/20/20	AA-	USD	10,000	83,710	(64,315)	148,025
People’s Republic of China	1.00%	Goldman Sachs International	9/20/20	AA-	USD	10,000	83,710	(68,010)	151,720
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	61,427	(785,052)	(533,838)	(251,214)
Fiat Industrial Finance Europe SA	5.00%	BNP Paribas S.A.	12/20/20	BB+	EUR	255	34,046	25,038	9,008
iTraxx Asia ex-Japan IG Series 24 Version 1	1.00%	Goldman Sachs International	12/20/20	A-	USD	20,000	131,562	(471,173)	602,735
Republic of Indonesia	1.00%	HSBC Bank PLC	12/20/20	BB+	USD	20,000	(178,160)	(1,149,184)	971,024
Assicurazioni Generali SpA	1.00%	BNP Paribas S.A.	6/20/21	Not Rated	EUR	6,000	(141,830)	(131,051)	(10,779)
BNP Paribas S.A.	1.00%	Citibank N.A.	6/20/21	A	EUR	10,620	163,600	81,767	81,833
CNH Industrial NV	5.00%	Goldman Sachs International	6/20/21	BB+	EUR	500	67,981	46,917	21,064
Credit Suisse Group AG	1.00%	Citibank N.A.	6/20/21	BBB+	EUR	10,620	(183,641)	(185,592)	1,951

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	69

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	1.00%	Barclays Bank PLC	6/20/21	BBB+	EUR	2,400	$(154,122)	$(122,305)	$(31,817)
Deutsche Bank AG	1.00%	Barclays Bank PLC	6/20/21	BBB+	EUR	1,000	(64,217)	(50,253)	(13,964)
Deutsche Bank AG	1.00%	BNP Paribas S.A.	6/20/21	BBB+	EUR	2,200	(141,279)	(124,818)	(16,461)
Federative Republic of Brazil	1.00%	Citibank N.A.	6/20/21	BB	USD	1,400	(89,682)	(94,561)	4,879
Intesa Sanpaolo SpA	1.00%	JPMorgan Chase Bank N.A.	6/20/21	BBB-	EUR	3,800	(71,323)	(123,923)	52,600
Rolls-Royce PLC	1.00%	Barclays Bank PLC	6/20/21	A-	EUR	3,170	15,815	(79,075)	94,890
Rolls-Royce PLC	1.00%	Goldman Sachs International	6/20/21	A-	EUR	542	2,704	(15,826)	18,530
Rolls-Royce PLC	1.00%	Goldman Sachs International	6/20/21	A-	EUR	258	1,287	(8,003)	9,290
Rolls-Royce PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	A-	EUR	1,220	6,087	(17,175)	23,262
Rolls-Royce PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	A-	EUR	1,120	5,588	(18,898)	24,486
Rolls-Royce PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	A-	EUR	840	4,191	(17,310)	21,501
Telecom Italia SpA	1.00%	BNP Paribas S.A.	6/20/21	BB+	EUR	3,400	(173,582)	(136,193)	(37,389)
Telecom Italia SpA	1.00%	BNP Paribas S.A.	6/20/21	BB+	EUR	2,290	(116,912)	(104,303)	(12,609)
Telecom Italia SpA	1.00%	Citibank N.A.	6/20/21	BB+	EUR	1,090	(55,649)	(62,950)	7,301
UniCredit SpA	1.00%	Barclays Bank PLC	6/20/21	BBB-	EUR	2,400	(95,106)	(78,063)	(17,043)
UniCredit SpA	1.00%	Barclays Bank PLC	6/20/21	BBB-	EUR	1,000	(39,628)	(33,013)	(6,615)
UniCredit SpA	1.00%	Citibank N.A.	6/20/21	BBB-	EUR	5,400	(213,987)	(304,801)	90,814
UniCredit SpA	1.00%	Citibank N.A.	6/20/21	BBB-	EUR	3,130	(124,033)	(176,676)	52,643
UniCredit SpA	1.00%	Citibank N.A.	6/20/21	BBB-	EUR	2,300	(91,143)	(140,517)	49,374
UniCredit SpA	1.00%	Citibank N.A.	6/20/21	BBB-	EUR	1,600	(63,403)	(55,219)	(8,184)
UniCredit SpA	1.00%	JPMorgan Chase Bank N.A.	6/20/21	BBB-	EUR	3,633	(520,782)	(514,547)	(6,235)
Wind Acquisition Finance SA	5.00%	Goldman Sachs International	6/20/21	B	EUR	540	68,517	19,407	49,110
Apache Corp.	1.00%	Barclays Bank PLC	12/20/21	BBB	USD	22,052	(467,381)	(636,914)	169,533
BHP Billiton Ltd.	1.00%	Bank of America N.A.	12/20/21	A	USD	9,826	(57,418)	(112,772)	55,354
BHP Billiton Ltd.	1.00%	Citibank N.A.	12/20/21	A	USD	12,774	(74,643)	(155,807)	81,164
BHP Billiton Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	A	USD	35,300	(206,272)	(496,950)	290,678
British Telecommunications PLC	1.00%	Barclays Bank PLC	12/20/21	BBB+	EUR	3,679	54,080	47,070	7,010
British Telecommunications PLC	1.00%	BNP Paribas S.A.	12/20/21	BBB+	EUR	3,921	57,637	53,960	3,677
British Telecommunications PLC	1.00%	Citibank N.A.	12/20/21	BBB+	EUR	2,940	43,217	39,992	3,225
ConocoPhillips Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	A-	USD	25,728	(527,155)	(656,124)	128,969
Deutsche Bank AG	1.00%	Bank of America N.A.	12/20/21	BBB+	EUR	5,000	(359,939)	(352,876)	(7,063)
Deutsche Bank AG	1.00%	Goldman Sachs International	12/20/21	BBB+	EUR	5,001	(360,011)	(360,615)	604
Federative Republic of Brazil	1.00%	Citibank N.A.	12/20/21	BB	USD	106,600	(8,629,586)	(9,435,723)	806,137
Freeport-McMoRan, Inc.	1.00%	Goldman Sachs International	12/20/21	BB-	USD	22,000	(3,755,216)	(4,206,514)	451,298
Freeport-McMoRan, Inc.	1.00%	Goldman Sachs International	12/20/21	BB-	USD	7,400	(1,263,118)	(1,434,031)	170,913
Hertz Global Holdings, Inc.	5.00%	Barclays Bank PLC	12/20/21	B	USD	2,428	120,314	120,568	(254)
Hertz Global Holdings, Inc.	5.00%	Goldman Sachs International	12/20/21	B	USD	2,427	120,264	114,980	5,284
Repsol International Finance BV	1.00%	Barclays Bank PLC	12/20/21	BBB-	EUR	2,199	(61,377)	(57,061)	(4,316)
Repsol International Finance BV	1.00%	Barclays Bank PLC	12/20/21	BBB-	EUR	1,571	(43,848)	(40,765)	(3,083)

70	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Repsol International Finance BV	1.00%	BNP Paribas S.A.	12/20/21	BBB-	EUR	1,415	$(39,494)	$(49,077)	$9,583
Repsol International Finance BV	1.00%	Société Générale	12/20/21	BBB-	EUR	1,300	(36,285)	(51,255)	14,970
Rio Tinto PLC	1.00%	Citibank N.A.	12/20/21	A-	USD	14,708	(152,834)	(214,772)	61,938
Rio Tinto PLC	1.00%	JPMorgan Chase Bank N.A.	12/20/21	A-	USD	20,592	(213,968)	(305,735)	91,767
Rio Tinto PLC	1.00%	JPMorgan Chase Bank N.A.	12/20/21	A-	USD	13,996	(145,434)	(272,494)	127,060
Rio Tinto PLC	1.00%	JPMorgan Chase Bank N.A.	12/20/21	A-	USD	6,998	(72,717)	(128,819)	56,102
Rio Tinto PLC	1.00%	JPMorgan Chase Bank N.A.	12/20/21	A-	USD	3,499	(36,358)	(54,756)	18,398
Tesco PLC	1.00%	Barclays Bank PLC	12/20/21	BB+	EUR	2,960	(187,471)	(191,908)	4,437
Tesco PLC	1.00%	Citibank N.A.	12/20/21	BB+	EUR	2,970	(188,104)	(192,667)	4,563
Republic of France	0.25%	Barclays Bank PLC	6/20/23	AA	USD	4,575	(36,610)	(237,765)	201,155
Republic of France	0.25%	Citibank N.A.	6/20/23	AA	USD	4,940	(39,530)	(271,127)	231,597
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/23	AA	USD	4,935	(39,490)	(251,673)	212,183
CMBX.NA Series 7	1.50%	Credit Suisse International	1/17/47	AA-	USD	2,292	(63,415)	(186,530)	123,115
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB+	USD	1,925	(52,777)	(262,510)	209,733
CMBX.NA Series 8	2.00%	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	1,510	(116,525)	(132,444)	15,919
CMBX.NA Series 9	2.00%	Deutsche Bank AG	9/17/58	Not Rated	USD	3,681	(307,563)	(390,879)	83,316
CMBX.NA Series 9	2.00%	J.P. Morgan Securities LLC	9/17/58	Not Rated	USD	1,871	(156,377)	(236,052)	79,675
CMBX.NA Series 6	3.00%	Credit Suisse International	5/11/63	BBB-	USD	2,440	(218,037)	(201,828)	(16,209)
Total							$(17,380,752)	$(23,283,536)	$5,902,784

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date		Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.94%[1]	3-month KRW Certificate of Deposit	Bank of America N.A.	N/A	2/10/17	KRW	114,660,301	$329,130	$531	$328,599
1.91%[1]	3-month KRW Certificate of Deposit	Barclays Bank PLC	N/A	2/10/17	KRW	89,180,233	246,783	463	246,320
1.94%[1]	3-month KRW Certificate of Deposit	UBS AG	N/A	2/10/17	KRW	222,950,584	644,569	1,006	643,563
1.91%[1]	3-month KRW Certificate of Deposit	UBS AG	N/A	2/10/17	KRW	87,587,729	242,372	455	241,917
1.96%[1]	3-month KRW Certificate of Deposit	UBS AG	N/A	2/11/17	KRW	160,621,152	461,359	646	460,713
1.82%[1]	3-month KRW Certificate of Deposit	JPMorgan Chase Bank N.A.	N/A	3/13/17	KRW	160,000,000	366,723	1,051	365,672
13.13%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	7/03/17	BRL	242,405	(93,171)	—	(93,171)
12.93%[2]	1-day BZDIOVER	Citibank N.A.	N/A	7/03/17	BRL	484,655	(41,072)	—	(41,072)
13.11%[2]	1-day BZDIOVER	Citibank N.A.	N/A	7/03/17	BRL	290,927	(98,957)	—	(98,957)
1.92%[1]	3-month KRW Certificate of Deposit	Deutsche Bank AG	N/A	11/10/17	KRW	89,814,566	666,506	131,459	535,047

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	71

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.69%[2]	3-month KRW Certificate of Deposit	Deutsche Bank AG	N/A	11/10/17	KRW	89,814,566	$(422,312)	—	$ (422,312)
4.30%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	12/07/17	MXN	195,818	156,557	$186	156,371
1.71%[2]	6-month WIBOR	Barclays Bank PLC	N/A	3/06/18	PLN	337,130	(769,648)	—	(769,648)
1.71%[2]	6-month WIBOR	BNP Paribas S.A.	N/A	3/06/18	PLN	358,015	(817,327)	—	(817,327)
1.73%[2]	6-month WIBOR	JPMorgan Chase Bank N.A.	N/A	3/06/18	PLN	1,034,285	(2,467,689)	—	(2,467,689)
4.55%[2]	28-day MXIBTIIE	Barclays Bank PLC	N/A	3/21/18	MXN	338,099	283,614	2,613	281,001
1.74%[2]	6-month WIBOR	Goldman Sachs International	N/A	3/23/18	PLN	473,851	(1,174,653)	—	(1,174,653)
1.76%[2]	6-month WIBOR	JPMorgan Chase Bank N.A.	N/A	3/23/18	PLN	426,149	(1,076,518)	—	(1,076,518)
2.02%[2]	6-month WIBOR	Morgan Stanley Capital Services LLC	N/A	6/03/18	PLN	525,060	(889,929)	—	(889,929)
2.26%[2]	6-month WIBOR	Morgan Stanley Capital Services LLC	N/A	6/18/18	PLN	890,305	(2,545,994)	—	(2,545,994)
2.25%[2]	6-month WIBOR	Citibank N.A.	N/A	6/19/18	PLN	92,970	(255,615)	—	(255,615)
4.85%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	11/01/18	MXN	239,344	228,124	468	227,656
4.77%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	12/05/18	MXN	132,651	145,318	229	145,089
4.70%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	12/06/18	MXN	132,651	155,655	217	155,438
4.76%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	12/06/18	MXN	132,651	146,949	226	146,723
1.78%[1]	6-month WIBOR	Goldman Sachs International	12/21/16[3]	12/21/18	PLN	995,948	156,697	—	156,697
1.77%[1]	6-month WIBOR	JPMorgan Chase Bank N.A.	12/21/16[3]	12/21/18	PLN	1,322,470	140,893	—	140,893
1.81%[1]	6-month WIBOR	Morgan Stanley & Co. International PLC	12/21/16[3]	12/21/18	PLN	912,407	305,774	—	305,774
12.24%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/19	BRL	388,725	1,215,941	—	1,215,941
12.03%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/19	BRL	203,215	521,455	—	521,455
12.02%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/19	BRL	197,508	493,943	—	493,943
12.46%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/19	BRL	196,984	846,894	—	846,894
12.29%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/19	BRL	196,566	617,758	—	617,758
12.52%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/19	BRL	196,854	935,490	—	935,490
12.31%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/19	BRL	106,079	383,035	—	383,035
1.29%[1]	3-month KRW Certificate of Deposit	Citibank N.A.	12/21/16[3]	12/21/19	KRW	107,037,820	202,462	—	202,462
1.28%[1]	3-month KRW Certificate of Deposit	HSBC Bank PLC	12/21/16[3]	12/21/19	KRW	107,037,820	195,338	—	195,338
11.68%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/20	BRL	204,586	387,369	—	387,369
11.65%[1]	1-day BZDIOVER	Citibank N.A.	N/A	1/02/20	BRL	163,814	264,916	—	264,916
11.93%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/20	BRL	158,525	680,139	—	680,139
11.88%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/20	BRL	155,927	597,259	—	597,259

72	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)			Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
11.38%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/20	BRL	—	[4]	—	—	—
12.24%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/21	BRL	121,123		$1,082,652	—	$1,082,652
12.17%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/21	BRL	117,030		942,748	—	942,748
2.75%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/12/21	CNY	164,504		(23,260)	$(224)	(23,036)
2.75%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/12/21	CNY	164,504		(23,260)	(224)	(23,036)
2.75%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/12/21	CNY	131,796		(18,635)	(718)	(17,917)
2.75%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/12/21	CNY	82,255		(11,630)	(112)	(11,518)
3.27%[2]	3-month LIBOR	Deutsche Bank AG	N/A	5/16/21	USD	5,230		(560,115)	—	(560,115)
12.47%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/23	BRL	50,767		925,697	—	925,697
12.27%[1]	1-day BZDIOVER	Citibank N.A.	N/A	1/02/23	BRL	69,853		995,127	—	995,127
12.40%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/23	BRL	58,951		992,679	—	992,679
5.84%[1]	28-day MXIBTIIE	Deutsche Bank AG	N/A	11/14/24	MXN	378,409		(574,900)	(1,628)	(573,272)
5.85%[1]	28-day MXIBTIIE	Deutsche Bank AG	N/A	11/14/24	MXN	164,526		(245,622)	(710)	(244,912)
5.55%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	1/13/25	MXN	240,337		(610,923)	(1,028)	(609,895)
5.88%[1]	28-day MXIBTIIE	Goldman Sachs International	N/A	1/28/25	MXN	131,789		(190,305)	(638)	(189,667)
5.95%[1]	28-day MXIBTIIE	Credit Suisse International	N/A	1/29/25	MXN	250,370		(306,844)	(1,234)	(305,610)
3.05%[1]	6-month WIBOR	Morgan Stanley Capital Services LLC	N/A	6/18/25	PLN	295,605		5,512,687	—	5,512,687
6.33%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	7/17/25	MXN	301,428		(4,792)	(1,391)	(3,401)
6.32%[1]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	N/A	7/17/25	MXN	604,966		(20,284)	(2,787)	(17,497)
6.32%[1]	28-day MXIBTIIE	Goldman Sachs International	N/A	8/06/25	MXN	904,077		(22,311)	(4,122)	(18,189)
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	309,728		23,432	1,360	22,072
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	309,728		23,432	1,360	22,072
6.31%[2]	28-day MXIBTIIE	Deutsche Bank AG	N/A	8/11/25	MXN	1,149,713		98,481	5,044	93,437
6.27%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	12/05/25	MXN	35,971		(10,618)	(462)	(10,156)
6.02%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	3/24/26	MXN	969,089		(1,253,164)	(2,838)	(1,250,326)
7.05%[1]	1-day COOIS	Credit Suisse International	N/A	7/22/26	COP	22,447,369		338,595	—	338,595
7.00%[1]	1-day COOIS	Credit Suisse International	N/A	7/22/26	COP	22,447,369		311,365	—	311,365
2.51%[2]	6-month WIBOR	Barclays Bank PLC	12/21/16[3]	12/21/26	PLN	262,390		(1,293,662)	—	(1,293,662)
2.58%[2]	6-month WIBOR	Goldman Sachs International	12/21/16[3]	12/21/26	PLN	284,035		(1,836,711)	—	(1,836,711)
2.61%[2]	6-month WIBOR	Morgan Stanley & Co. International PLC	12/21/16[3]	12/21/26	PLN	165,305		(1,188,221)	—	(1,188,221)

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	73

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.19%[2]	6-month BUBOR	JPMorgan Chase Bank N.A.	3/15/17[3]	3/15/27	HUF	16,336,015	$(629,628)	—	$(629,628)
Total							$3,788,147	$129,198	$3,658,949

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

[3]	Forward swap.

[4]	Amount is less than $500.

OTC Total Return Swaps

Reference Entity	Fixed Rate(Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)/ Contract Amount			Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Best Buy, Inc.	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	12/15/16	USD	91,574	[2]	$ (107,780)	—	$ (107,780)
Energy Seclect Sector SPDR Fund	1-month LIBOR minus 0.25%[1]	UBS AG	12/15/16	USD	223,537	[2]	(582,350)	—	(582,350)
Energy Seclect Sector SPDR Fund	1-month LIBOR plus 0.05%[1]	BNP Paribas S.A.	12/15/16	USD	97,177	[2]	(11,293)	—	(11,293)
LyondellBasell Industries NV	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	12/15/16	USD	122,515	[2]	(669,630)	—	(669,630)
LyondellBasell Industries NV	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	12/15/16	USD	96,818	[2]	(400,350)	—	(400,350)
LyondellBasell Industries NV	3-month LIBOR minus 0.30%[1]	Bank of America N.A.	12/15/16	USD	33,359	[2]	(39,945)	—	(39,945)
iBoxx GBP Corporate Index	3-month LIBOR[3]	JPMorgan Chase Bank N.A.	12/20/16	GBP	8,400,000	[2]	(249,370)	$(8,419)	(240,951)
iBoxx USD Liquid High Yield Index	3-month LIBOR[3]	Citibank N.A.	12/20/16	USD	37,500		441,779	(59,946)	501,725
iBoxx USD Liquid High Yield Index	3-month LIBOR[3]	Citibank N.A.	12/20/16	USD	36,009		424,213	(57,562)	481,775
iBoxx USD Liquid High Yield Index	3-month LIBOR[3]	Goldman Sachs International	12/20/16	USD	37,606		501,526	(60,115)	561,641
iBoxx USD Liquid High Yield Index	3-month LIBOR[3]	Goldman Sachs International	12/20/16	USD	37,604		501,500	(60,111)	561,611
BHP Billiton Ltd.	3-month LIBOR minus 1.15%[1]	Bank of America N.A.	12/30/16	USD	154,404	[2]	(990,743)	—	(990,743)
iShares JPMorgan USD Emerging Markets Bond ETF	1-month LIBOR plus 0.20%[3]	Citibank N.A.	3/22/17	USD	680,000	[2]	(276,813)	—	(276,813)
iShares U.S. Preferred Stock ETF	1-month LIBOR minus 0.50%[1]	Citibank N.A.	9/29/17	USD	65,200	[2]	9,271	—	9,271
Return on Markit IOS 3.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/45	USD	25,566		(231,910)	9,929	(241,839)
Return on Markit IOS 3.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR[5]	Credit Suisse International	1/12/45	USD	25,054		227,266	(31,500)	258,766
Return on Markit IOS 3.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR[5]	Credit Suisse International	1/12/45	USD	25,054		227,266	75,910	151,356
Return on Markit IOS 3.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/45	USD	24,542		(222,622)	87,066	(309,688)

74	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Reference Entity	Fixed Rate(Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)/ Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Change in Return of the Consumer Price Index for All Urban Consumers	3-month LIBOR plus 0.90%[6]	Bank of America N.A.	2/15/45	USD	30,035	$(6,750,378)	$53,687	$(6,804,065)
Total						$(8,200,363)	$(51,061)	$(8,149,302)

[1]	Fund pays the total return of the reference entity and receives the floating rate. Net payment made at termination.

[2]	Contract amount shown.

[3]	Fund receives the total return of the reference entity and pays the floating rate. Net payment made at termination.

[4]	Fund pays the floating rate and receives the total return of the reference entity.

[5]	Fund pays the total return of the reference entity and receives the floating rate.

[6]	Fund pays the fixed rate and receives the floating rate.

      OTC Total Return Basket Swaps1

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Depreciation	Net Value of Reference Entities
Equity Securities Long/Short	Bank of America N.A.	4/17/17	USD 844,904	$(630,297)[2]	$312,138

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 25-100 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:

EUR 1 Month

EUR 1 Week

GBP 1 Week

[2]	Amount includes $(97,531) of dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A., as of September 30, 2016, expiration date 4/17/17:

	Shares	Value
Reference Entity — Long
Banco Bilbao Vizcaya Argentaria SA	56,911	$344,345
Banco Santander SA	345,305	1,531,900
BNP Paribas SA	27,716	1,425,541
Eurobank Ergasias SA	1,688,592	974,127
Hellenic Telecommunications Organization SA	398,001	3,492,801
ING Groep NV	86,013	1,061,889
Intesa Sanpaolo SpA	404,477	897,986
National Bank of Greece SA	4,893,153	1,022,676
Société Générale SA	14,435	499,371
UniCredit SpA	539,950	1,258,584
Total Reference Entity — Long		12,509,220

	Shares	Value
Reference Entity — Short
Anglo American PLC	(204,186)	(2,546,350)
APERAM SA	(89,882)	(4,052,357)
ArcelorMittal	(98,965)	(603,527)
Lloyds Banking Group PLC	(5,946,822)	(4,201,501)
Tullow Oil PLC	(241,530)	(793,347)
Total Reference Entity — Short		(12,197,082)
Net Value of Reference Entity — Bank of America N.A.		$312,138

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	75

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$3,550,210,128	$746,398,466	$4,296,608,594
Common Stocks[1]	$56,588,933	20,392,546	17,341	76,998,820
Corporate Bonds	—	5,042,026,990	16,649,248	5,058,676,238
Floating Rate Loan Interests	—	374,799,055	55,914,588	430,713,643
Foreign Agency Obligations	—	446,976,775	—	446,976,775
Foreign Government Obligations	—	3,580,312,496	—	3,580,312,496
Investment Companies	1,385,157,176	—	—	1,385,157,176
Non-Agency Mortgage-Backed Securities	—	2,295,827,801	429,068,780	2,724,896,581
Preferred Securities	49,092,120	394,686,345	3,141,543	446,920,008
Taxable Municipal Bonds	—	1,482,201,418	—	1,482,201,418
U.S. Government Sponsored Agency Securities	—	14,106,339,748	22,487,419	14,128,827,167
U.S. Treasury Obligations	—	10,042,910,347	—	10,042,910,347
Short-Term Securities:
Borrowed Bond Agreements	—	1,606,932,272	—	1,606,932,272
Commercial Paper	—	43,961,383	—	43,961,383
Foreign Agency Obligations	—	286,239,337	—	286,239,337
Taxable Municipal Bonds	—	12,482,344	—	12,482,344
Options Purchased:
Equity contracts	23,233,198	11,654,187	1,737	34,889,122
Foreign currency exchange contracts	—	35,172,210	—	35,172,210
Interest rate contracts	6,864,460	48,579,504	—	55,443,964
Liabilities:
Investments:
Investments Sold Short	—	(2,008,500)	—	(2,008,500)
TBA Sale Commitments	—	(12,370,001,627)	—	(12,370,001,627)
Borrowed Bonds	—	(1,562,318,431)	—	(1,562,318,431)

Total	$1,520,935,887	$29,447,376,328	$1,273,679,122	$32,241,991,337

[1] See above Consolidated Schedule of Investments for values in each country.

Derivative Financial Instruments[1]
Assets:
Commodity contracts	$133,186	—	—	$133,186
Credit contracts	—	$19,647,249	—	19,647,249
Equity contracts	1,839,333	9,271	—	1,848,604
Foreign currency exchange contracts	—	48,212,185	—	48,212,185
Interest rate contracts	13,569,135	41,241,870	—	54,811,005
Liabilities:
Commodity contracts	(207,496)	—	—	(207,496)
Credit contracts	—	(16,879,086)	—	(16,879,086)
Equity contracts	(15,418,786)	(4,019,142)	—	(19,437,928)
Foreign currency exchange contracts	—	(163,230,747)	—	(163,230,747)
Interest rate contracts	(9,915,624)	(98,740,450)	—	(108,656,074)

76	BLACKROCK FUNDS II	SEPTEMBER 30, 2016

Consolidated Schedule of Investments (concluded)	BlackRock Strategic Income Opportunities Portfolio

Other contracts	—	$(6,804,065)	—	(6,804,065)

Total	$(10,000,252)	$(180,562,915)	—	$(190,563,167)

[1]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$56,746,361	—	—	$56,746,361
Foreign currency at value	282,617,179	—	—	282,617,179
Cash pledged:
Collateral — borrowed bond agreements	958,000	—	—	958,000
Collateral — OTC derivatives	26,164,440	—	—	26,164,440
Futures contracts	67,645,170	—	—	67,645,170
Centrally cleared swaps	207,504,080	—	—	207,504,080
Liabilities:
Reverse repurchase agreements	—	$(11,092,625,015)	—	(11,092,625,015)
Cash received:
Collateral — borrowed bond agreements	—	(2,400,000)	—	(2,400,000)
Collateral — TBA commitments	—	(1,579,000)	—	(1,579,000)
Futures contracts	—	(100,000)	—	(100,000)
Collateral — OTC derivatives	—	(41,760,000)	—	(41,760,000)

Total	$641,635,230	$(11,138,464,015)	—	$(10,496,828,785)

During the period ended September 30, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	U.S. Government Sponsored Agency Securities	Warrants	Options Purchased	Total
Assets:
Opening Balance, as of
December 31, 2015	$722,864,341	$17,341	$20,044,954	$105,507,179	$339,389,921	$3,012,761	$812,448	$644,786	—	$1,192,293,731
Transfers into
Level 3	27,317,203	—	1,221	2,124,504	29,097,835	—	—	—	—	58,540,763
Transfers out of Level 3[1]	(318,668,006)	—	(14,541,761)	(31,179,973)	(44,260,796)	—	(812,448)	—	—	(409,462,984)
Accrued discounts/premiums	1,754,815	—	81,698	94,460	1,563,408	—	—	—	—	3,494,381
Net realized gain (loss)	(10,738,251)	—	274,458	(964,707)	2,007,572	—	—	478,867	—	(8,942,061)
Net change in unrealized appreciation (depreciation)[2]	(3,400,818)	—	(854,869)	332,297	(956,210)	128,782	(154,752)	(349,995)	$(2,829,059)	(8,084,624)
Purchases	409,552,172	—	16,394,034	1,049,047	247,017,632	—	22,642,171	—	2,830,796	699,485,852
Sales	(82,282,990)	—	(4,750,487)	(21,048,219)	(144,790,582)	—	—	(773,658)	—	(253,645,936)

Closing Balance, as of September 30, 2016	$746,398,466	$17,341	$16,649,248	$55,914,588	$429,068,780	$3,141,543	$22,487,419	—	$1,737	$1,273,679,122

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016[2]	$(6,740,561)	—	$(854,869)	$239,185	$(1,639,800)	$128,782	$(154,752)	—	$(2,829,059)	$(11,851,074)

[1]

As of December 31, 2015, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2016, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	SEPTEMBER 30, 2016	77

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: November 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: November 22, 2016